UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end: August 31, 2005

Date of reporting period: May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value

U.S. Treasury Securities — 103.8%
	U.S. Treasury Bills
$540,076	2.70%, 06/02/05 (m)	$540,036
575,000	2.68%, 06/09/05	574,659
200,000	2.92%, 06/15/05	199,794
775,251	2.68%, 06/16/05	774,390
1,003,529	2.76%, 06/23/05	1,001,843
552,382	2.76%, 06/30/05	551,162
612,286	2.77%, 07/07/05	610,600
274,621	2.73%, 07/14/05	273,731
353,605	2.84%, 07/21/05	352,222
153,109	2.90%, 07/28/05	152,412
406,347	2.87%, 08/04/05	404,288
275,000	2.89%, 08/11/05	273,444
434,158	2.87%, 08/18/05	431,481
350,000	2.94%, 08/25/05	347,593
289,390	2.96%, 09/01/05	287,220
205,000	2.99%, 09/08/05	203,334
100,000	1.51%, 09/15/05	99,128
200,000	3.01%, 09/22/05	198,129
		7,275,466
	U.S. Treasury Notes & Bonds
6,000	1.13%, 06/30/05	5,995

Total Investments — 103.8%
(Cost $7,281,461)		$7,281,461
Other Liabilities in Excess of Assets — (3.8)%		(266,113)
Net Assets — 100.0%		$7,015,348

(m)          All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Bond Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
PREFERRED STOCKS — 0.2%
Insurance — 0.2%
70	Aegon NV (Netherlands)
	6.38%, 6/15/2015 (m)
	(Cost $1,755)	$1,784

Principal Amount
ASSET BACKED SECURITIES — 20.7%
$7,287	American Express Credit Account Master Trust
	Series 2004-C, Class C, FRN, 3.58%, 02/15/12 (e) (m)	7,314
	AmeriCredit Automobile Receivables Trust
1,860	Series 2003-CF, Class A3, 2.75%, 10/06/07 (m)	1,855
3,300	Series 2003-CF, Class A4, 3.48%, 05/06/10 (m)	3,282
5,175	Series 2003-DM, Class A3B, FRN, 3.31%, 12/06/07(m)
2,790	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	2,748
980	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	964
4,595	Capital Auto Receivables Asset Trust
	Series 2003-2, Class A4A, 1.96%, 01/15/09 (m)	4,470
	Capital One Auto Finance Trust
1,140	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	1,122
3,250	Series 2004-A, Class A4, FRN, 3.19%, 03/15/11 (m)	3,255
	Capital One Master Trust
3,930	Series 2000-4, Class C, FRN, 3.89%, 08/15/08 (e) (m)	3,938
6,480	Series 2001-8A, Class A, 4.60%, 08/17/09 (m)	6,540
	Capital One Multi-Asset Execution Trust
9,580	Series 2003-A, FRN, 4.34%, 12/15/10 (e) (m)	9,843
7,340	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	7,255
	CARSS Finance LP (Cayman Islands)
629	Series 2004-A, Class B1, FRN, 3.36%, 01/15/11 (e) (m)	630
1,049	Series 2004-A, Class B1, FRN, 4.03%, 01/15/11 (e) (m)	1,054
4,660	Citibank Credit Card Issuance Trust
	Series 2003-C2, Class C2, FRN, 4.05%, 03/20/08 (m)	4,687
	Citigroup Mortgage Loan Trust, Inc.
2,775	Series 2003-HE3, Class A, FRN, 3.47%, 12/25/33 (m)	2,785
3,230	Series 2005-OPT1, Class A1B, FRN, 3.30%, 02/25/35 (m)	3,242
	Countrywide Asset-Backed Certificates
1,820	Series 2003-5, Class AF3, 3.61%, 04/25/30 (m)	1,814
1,785	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	1,808
1,278	Series 2004-1, Class 3A, FRN, 3.37%, 04/25/34 (m)	1,279
1,320	Series 2004-1, Class M1, FRN, 3.59%, 03/25/34 (m)	1,327
1,080	Series 2004-1, Class M2, FRN, 3.64%, 03/25/34 (m)	1,084
894	Series 2004-BC, Class 1A1, FRN, 3.32%, 04/25/34 (m)	894
	Countrywide Home Equity Loan Trust
5,028	Series 2004-I, Class A, FRN, 3.38%, 05/15/29 (m)	5,044
1,977	Series 2005-B, Class 2A, 3.27%, 05/15/35 (m)	1,976
1,385	Daimler Chrysler Auto Trust
	Series 2003-A, Class A4, 2.88%, 10/08/09 (m)	1,369
4,100	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2005-FF2, Class A2B, FRN, 3.27%, 03/25/35, (m)	4,100
1,000	GMAC Mortgage Corp. Loan Trust
	Series 2004-HE, Class 1A2, FRN, 3.19%, 06/25/34 (m)	1,001
3,325	Gracechurch Card Funding plc (United Kingdom)
	Series 7A, FRN, 3.11%, 11/16/09 (m)	3,325
2,006	GSAMP Trust
	Series 2004-OPT, Class A1, FRN, 3.43%, 11/25/34 (m)	2,011
780	Household Automotive Trust
	Series 2001-3, Class A4, 4.37%, 12/17/08 (m)	783
1,246	Household Mortgage Loan Trust
	Series 2004-HC1, Class A, FRN, 3.44%, 01/20/34 (m)	1,249
	Long Beach Mortgage Loan Trust
2,034	Series 2003-3, Class A, FRN, 3.41%, 07/25/33 (m)	2,037
2,000	Series 2003-4, Class M1, FRN, 3.77%, 08/25/33 (m)	2,013
3,198	Series 2004-1, Class A3, FRN, 3.39%, 02/25/34 (m)	3,201
2,030	Series 2004-1, Class M1, FRN, 3.59%, 02/25/34 (m)	2,039
1,360	Series 2004-1, Class M2, FRN, 3.64%, 02/25/34 (m)	1,365
1,500	Series 2004-3, Class A3, FRN, 3.35%, 07/25/34 (m)	1,500
1,500	Series 2004-3, Class M1, FRN, 3.66%, 07/25/34 (m)	1,503
1,905	M&I Auto Loan Trust
	Series 2003-1, Class A4, 2.97%, 04/20/09 (m)	1,873

2,000	MASTR Asset Backed Securities Trust
	Series 2005-NC1, Class A4, FRN, 3.32%, 12/25/34	2,003
3,000	MBNA Credit Card Master Note Trust
	Series 2001-C2, Class C2, FRN, 4.24%, 12/15/13 (e) (m)	3,072
	New Century Home Equity Loan Trust
1,215	Series 2005-1, Class A2B, FRN, 3.31%, 03/25/35 (m)	1,217
1,350	Series 2005-1, Class M1, FRN, 3.54%, 03/25/35 (m)	1,350
1,565	Series 2005-2, Class A2B, FRN, 3.27%, 06/25/35 (m)	1,565
	Onyx Acceptance Grantor Trust
3,130	Series 2003-C, Class A4, 2.66%, 05/17/10 (m)	3,071
4,350	Series 2005-A, Class A4, 3.85%, 09/15/11 (m)	4,325
	Option One Mortgage Loan Trust
1,319	Series 2003-1, Class A2, FRN, 3.51%, 02/25/33 (m)	1,324
1,324	Series 2003-5 Class A2, FRN, 3.41%, 08/25/33 (m)	1,326
4,280	Series 2005-2, Class A2, FRN, 3.17%, 05/25/35 (m)	4,280
5,998	PP&L Transition Bond Co. LLC
	Series 1999-1, Class A8, 7.15%, 06/25/09 (m)	6,500
	Residential Asset Securities Corp
1,022	Series 2002-KS4, Class AIIB, FRN, 3.34%, 07/25/32 (m)	1,024
2,811	Series 2003-KS5, Class AIIB, FRN, 3.38%, 07/25/33 (m)	2,816
2,217	Series 2003-KS9, Class A2B, FRN, 3.41%, 11/25/33 (m)	2,223
1,500	Series 2005-KS2, Class A12, FRN, 3.29%, 05/25/34 (m)	1,498
	SLM Student Loan Trust
4,975	Series 2003-11, Class A5, 2.99%, 12/15/22 (e) (m)	4,892
8,101	Series 2003-12, Class A2, FRN, 3.06%, 12/15/12 (m)	8,107
2,580	Triad Auto Receivables Owner Trust
	Series 2003-B, Class A4, 3.20%, 12/13/10	2,544
	Wachovia Asset Securitization, Inc.
2,438	Series 2002-HE2, Class A, FRN, 3.52%, 12/25/32	2,451
3,627	Series 2003-HE2, Class AII1, FRN, 3.35%, 07/25/33	3,637
2,016	Series 2003-HE3, Class A, FRN, 3.34%, 11/25/33	2,020
2,455	WFS Financial Owner Trust
	Series 2003-4, Class A4, 3.15%, 05/20/11	2,430
	Total Asset Backed Securities (Cost $179,080)	173,254
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.2%
Agency CMO — 5.3%
	Federal Home Loan Mortgage Corp.
14,305	Series 2632, Class IA, FRN, 4.56%, 01/15/17 (m)	1,082
5,705	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	725
18,252	Series 2701, Class ST, IO, FRN, 3.91%, 08/15/21 (m)	1,404
7,752	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	629
5,063	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	238
7,611	Series 2760, Class GI, 5.00%, 11/15/22 (m)	744
10,738	Series 2779, Series SM, IO, FRN, 4.06%, 10/15/18 (m)	935
6,157	Series 2787, Class PI, IO, 5.00%, 10/15/23 (m)	544
36,524	Series 2791, Class SI, FRN, 4.06%, 12/15/31 (m)	3,097
32,048	Series 2813, Class SB, IF, IO, FRN, 3.96%, 02/15/34 (m)	2,477
5,940	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	372
35,506	Series 2861, Class GS, IO, FRN, 4.11%, 01/15/21 (m)	1,537
7,148	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	743
11,242	Series 2894, Class S, IO, FRN, 4.11%, 03/15/31 (m)	948
7,460	Series 2971, Class PI, 5.50%, 03/15/26 (m)	828
	Federal National Mortgage Association
1,946	Series 2003-18, Class DB, 4.50%, 09/25/22 (m)	1,948
1,024	Series 2003-19, Class JP, 4.50%, 11/25/22 (m)	1,023
12,235	Series 2004-61, Class TS, FRN, 4.01%, 10/25/31 (m)	711
8,583	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	1,067
	Federal National Mortgage Association Interest STRIPS
17,648	Series 353, Class 2, IO, 5.00%, 07/25/34 (m)	3,855
89,915	Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	20,062
	Government National Mortgage Association
4,465	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	323
6,751	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	639
2,746	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	170
		46,101
Non-Agency — 14.9%
	Adjustable Rate Mortgage Trust
1,721	Series 2005-4, Class 7A2, FRN, 3.32%, 08/25/35 (m)	1,721
4,750	Series 2005-6, Class 6A21, 3.32%, 09/25/35 (m)	4,750
5,828	Countrywide Alternative Loan Trust
	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	5,948

	Countrywide Home Loans
15,115	Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	15,271
12,443	Series 2004-28R, Class A1, 5.50%, 08/25/33 (m)	12,577
2,335	Series 2004-K, Class 2A, FRN, 3.39%, 11/15/29 (m)	2,340
6,204	CS First Boston Mortgage Securities Corp.
	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	6,249
3,000	Granite Mortgages plc (United Kingdom)
	Series 2004-3, Class 1A3, FRN, 3.15%, 09/20/44 (m)	3,002
4,000	GS Mortgage Securities Corp. II
	6.73%, 02/10/16 (e) (m)	4,379
7,976	GSMPS Mortgage Loan Trust
	Series 2005-RP1, Class 1AF, FRN, 3.44%, 01/25/35 (e) (m)	7,969
10,090	Harborview Mortgage Loan Trust
	Series 2005-3, Class 2A1A, FRN, 3.34%, 06/25/35 (m)	10,090
5,406	Indymac Index Mortgage Loan Trust
	Series 2004-AR7, Class A1, FRN, 3.53%, 09/25/34 (m)	5,440
2,137	Medallion Trust (Australia)
	Series 2004-1G, Class A1, FRN, 3.42%, 05/25/35 (m)	2,140
2,500	Permanent Financing plc (United Kingdom)
	Series 4, Class 2A, FRN, 3.04%, 03/10/09 (m)	2,500
	RESI Finance LP (Cayman Islands)
3,874	Series 2003-B, Class B3, FRN, 4.64%, 07/10/35 (e) (m)	3,947
6,634	Series 2003-C, Class B3, FRN, 4.49%, 09/10/35 (e) (m)	6,758
1,270	Series 2003-C, Class B4, FRN, 4.69%, 09/10/35 (e) (m)	1,294
6,306	Series 2003-D, Class B3, FRN, 4.39%, 12/10/35 (e) (m)	6,328
2,062	Series 2003-D, Class B4, FRN, 4.59%, 12/10/35 (e) (m)	2,069
2,400	Series 2005-A, Class B3, FRN, 3.67%, 03/10/37 (e) (m)	2,400
803	Series 2005-A, Class B4, FRN, 3.77%, 03/10/37 (e) (m)	803
1,965	RMAC plc (United Kingdom)
	Series 2004-NS1, Class A1B, FRN, 3.11%, 12/12/20 (e) (m)	1,965
753	Saco, Inc.
	Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i) (m)	754
3,000	Structured Asset Mortgage Investments, Inc.
	Series 2005-AR2, Class 2A1, FRN, 3.31%, 05/25/45	3,000
11,400	Wachovia Bank Commercial Mortgage Trust
	Series 2003-C9, Class A2, 3.96%, 12/15/35	11,278
2,736	Washington Mutual Mortgage Securities Corp.
	Series 2005-AR2, Class 2A21, FRN, 3.42%, 01/25/45	2,741
435	Washington Mutual, Inc.
	Series 2002-S8, Class 1A1, 5.75%, 01/25/33	435
		128,148
	Total Collateralized Mortgage Obligations (Cost $177,033)	174,249
CORPORATE BONDS — 33.3%
Aerospace & Defense — 0.3%
2,735	General Dynamics Corp.
	2.13%, 05/15/06 (m)	2,692
Auto Components — 0.1%
549	TRW Automotive, Inc.
	9.38%, 02/15/13	593
Automobiles — 1.6%
1,765	American Honda Finance Corp.
	FRN, 3.35%, 05/11/07 (e) (m)	1,766
2,800	DaimlerChrysler NA Holding Corp.
	FRN, 3.89%, 05/24/06 (m)	2,807
	Ford Motor Credit Co.
5,375	7.88%, 06/15/10 (m)	5,224
3,735	FRN, 4.00%, 03/21/07 (m)	3,630
		13,427
Capital Markets — 2.5%
755	Arch Western Finance LLC
	6.75%, 07/01/13 (m)	770
	Bear Stearns Cos, Inc. (The)
4,790	FRN, 3.31%, 01/16/07 (m)	4,796
1,640	FRN, 3.34%, 04/29/08 (m)	1,639
	Goldman Sachs Group, Inc.
2,800	6.35%, 02/15/34 (m)	2,997
1,750	FRN, 3.48%, 02/21/06 (m)	1,752
	Merrill Lynch & Co., Inc.
1,750	FRN, 3.40%, 06/13/05 (m)	1,750
1,900	FRN, 3.47%, 02/06/09 (m)	1,904
	Morgan Stanley
4,810	FRN, 3.27%, 01/12/07 (m)	4,812
1,000	FRN, 3.35%, 11/09/07 (m)	1,000
		21,420

Chemicals — 0.5%
490	Huntsman International Holdings LLC
	9.87%, 03/01/09 (m)	524
2,355	ICI Wilmington, Inc.
	5.63%, 12/01/13 (m)	2,422
775	PolyOne Corp.
	10.63%, 05/15/10 (m)	839
		3,785
Commercial Banks — 6.1%
2,000	BBVA Bancomer Capital Trust I (Mexico)
	10.50%, 02/16/11 (e) (m)	2,090
1,800	Chuo Mitsui Trust & Banking Co. (Japan)
	VAR, 5.51%, 12/31/49 (e) (m)	1,721
3,995	HSBC Capital Funding LP (Jersey)
	VAR, 4.61%, 12/31/49 (e) (m)	3,874
1,720	Industrial Bank of Korea (South Korea)
	VAR, 4.00%, 05/19/14 (e) (m)	1,665
2,100	KeyCorp
	FRN, 3.36%, 07/23/07 (m)	2,102
1,545	Korea First Bank (South Korea)
	VAR, 7.27%, 03/03/34 (e) (m)	1,724
755	Mizuho Financial Group Cayman Ltd. (Cayman Islands)
	5.79%, 04/15/14 (e) (m)	791
1,815	Mizuho JGB Investment LLC
	VAR, 9.86%, 12/31/49 (e) (m)	2,056
2,680	Mizuho Prefered Capital Co. LLC
	VAR, 8.79%, 12/29/49 (e) (m)	2,954
3,130	National Capital Trust II (Australia)
	VAR, 5.49%, 12/31/49 (e) (m)	3,228
2,000	Nordea Bank AB (Sweden)
	VAR, 5.42%, 12/31/49 (e) (m)	2,065
3,260	RBS Capital Trust I
	VAR, 5.51%, 12/31/49 (m)	3,364
1,750	Royal Bank of Scotland plc (United Kingdom)
	FRN, 3.30%, 11/24/06 (e) (m)	1,750
2,010	Skandinaviska Enskilda Banken AB (Sweden)
	VAR, 5.47%, 12/31/49 (e)	2,086
1,660	Shinhan Bank (South Korea)
	VAR, 5.66%, 03/02/35	1,617
3,665	Suntrust Bank
	2.50%, 11/01/06	3,583
2,620	United Overseas Bank Ltd. (Singapore)
	VAR, 5.38%, 09/03/19 (e)	2,691
4,885	US Bank N.A.
	2.85%, 11/15/06	4,808
2,500	Wachovia Corp.
	FRN, 3.23%, 07/20/07	2,502
1,500	Wells Fargo & Co.
	FRN, 3.11%, 03/23/07	1,501
2,800	Westpac Banking Corp. (Australia)
	FRN, 3.35%, 05/25/07 (e)	2,802
1,475	Woori Bank (South Korea)
	VAR, 5.75%, 03/13/14 (e)	1,515
		52,489
Commercial Services & Supplies — 0.2%
1,430	Allied Waste North America
	6.13%, 02/15/14 (m)	1,308
490	Iron Mountain, Inc.
	6.63%, 01/01/16 (m)	443
		1,751
Construction & Engineering — 0.4%
3,255	Caterpillar Financial Services Corp.
	FRN, 3.37%, 02/26/07 (m)	3,259
Consumer Finance — 3.6%
	American General Finance Corp.
4,195	3.00%, 11/15/06 (m)	4,127
1,065	4.50%, 11/15/07 (m)	1,069
1,325	Capital One Bank
	8.25%, 06/15/05 (m)	1,327
	Capital One Financial Corp.
420	5.25%, 02/21/17 (m)	411
2,910	8.75%, 02/01/07 (m)	3,111

	General Motors Acceptance Corp.
4,790	FRN, 4.05%, 01/16/07 (m)	4,610
1,550	FRN, 4.15%, 05/18/06 (m)	1,527
	HSBC Finance Corp.
3,110	FRN, 3.37%, 05/09/08 (m)	3,108
3,590	FRN, 3.38%, 02/09/07 (m)	3,597
	John Deere Capital Corp.
2,000	FRN, 3.09%, 03/16/06 (m)	2,001
	SLM Corp.
4,000	5.63%, 04/10/07	4,110
1,900	FRN, 3.24%, 01/25/08 (m)	1,899
		30,897
Containers & Packaging — 0.2%
565	Crown European Holdings SA (France)
	9.50%, 03/01/11 (m)	618
	Owens-Brockway Glass Container, Inc.
460	7.75%, 05/15/11 (e) (m)	490
635	8.25%, 05/15/13 (m)	686
		1,794
Diversified Financial Services — 3.7%
1,990	Aiful Corp. (Japan)
	4.45%, 02/16/10 (e) (m)	1,965
3,500	Aries Vermogensverwaltungs GmbH (Germany)
	9.60%, 10/25/14 (e)	4,484
	CIT Group, Inc.
2,650	FRN, 3.25%, 04/19/06 (m)	2,651
2,500	FRN, 3.27%, 06/19/06 (m)	2,504
2,900	Citigroup, Inc.
	FRN, 3.17%, 03/20/06 (m)	2,904
2,190	Credit Suisse First Boston USA, Inc.
	FRN, 3.45, 06/02/08	2,189
	General Electric Capital Corp.
1,810	6.75%, 03/15/32 (m)	2,216
1,000	FRN, 3.32%, 05/19/08 (m)	999
1,570	Mantis Reef Ltd. (Australia)
	4.80%, 11/03/09 (e) (m)	1,571
	Pricoa Global Funding I
2,595	3.90%, 12/15/08 (e) (m)	2,553
4,225	FRN, 3.23%, 12/22/06 (e) (m)	4,236
746	Targeted Return Index (TRAINS)
	Series HY-2004-1, VAR, 8.21%, 08/01/15 (e)	791
1,120	UFJ Finance Aruba AEC (Aruba)
	6.75%, 07/15/13	1,246
310	UGS Corp.
	10.00%, 06/01/12 (e)	341
1,470	Xlliac Global Funding
	FRN, 3.54, 06/02/08 (e)	1,470
		32,120
Diversified Telecommunication Services — 1.4%
2,125	BellSouth Corp.
	6.00%, 11/15/34 (m)	2,229
	Deutsche Telekom International Finance BV (Netherlands)
910	5.25%, 07/22/13 (m)	939
855	8.75%, 06/15/30 (m)	1,162
805	Qwest Corp.
	9.13%, 03/15/12 (e) (m)	874
	Sprint Capital Corp.
2,190	6.00%, 01/15/07	2,251
1,200	6.90%, 05/01/19	1,365
1,460	8.75%, 03/15/32	2,007
375	Verizon Global Funding Corp.
	7.75%, 12/01/30	479
1,005	Verizon New York, Inc.
	7.38%, 04/01/32	1,166
		12,472
Electric Utilities — 2.2%
1,725	Alabama Power Co.
	2.80%, 12/01/06 (m)	1,696
	Dominion Resources, Inc.
1,220	5.00%, 03/15/13 (m)	1,223
1,740	7.20%, 09/15/14 (m)	2,026
441	Pacific Gas & Electric Co.
	FRN, 3.82%, 04/03/06 (m)	441

	Pepco Holdings, Inc.
1,430	6.45%, 08/15/12 (m)	1,553
435	7.45%, 08/15/32 (m)	524
	Progress Energy, Inc.
3,120	6.85%, 04/15/12 (m)	3,437
785	7.00%, 10/30/31 (m)	899
870	PSEG Power LLC
	8.63%, 04/15/31 (m)	1,202
3,180	Scottish Power plc (United Kingdom)
	5.38%, 03/15/15	3,238
2,530	TXU Corp.
	5.55%, 11/15/14 (e)	2,430
		18,669
Electronic Equipment & Instruments — 0.1%
545	Celestica, Inc. (Canada)
	7.88%, 07/01/11 (m)	567
Food & Staples Retailing — 0.7%
1,980	Delhaize America, Inc.
	9.00%, 04/15/31 (m)	2,383
3,245	Safeway, Inc.
	4.13%, 11/01/08	3,196
		5,579
Gas Utilities — 0.1%
1,155	Enterprise Products Partners LP
	6.65%, 10/15/34 (m)	1,256
Health Care Equipment & Supplies — 0.1%
615	Fresenius Medical Care Capital Trust II
	7.88%, 02/01/08 (m)	646
Health Care Providers & Services — 0.2%
1,430	HCA, Inc.
	6.38%, 01/15/15 (m)	1,457
2,000	Mariner Health Group, Inc.
	9.50%, 04/01/06 (a) (m)	—	(h)
	Service Corp. International
245	6.75%, 04/01/16	243
250	7.70%, 04/15/09	264
		1,964
Hotels, Restaurants & Leisure — 0.2%
620	ITT Corp.
	7.38%, 11/15/15 (m)	681
690	MGM Grand, Inc.
	5.88%, 02/27/14 (m)	664
585	Vail Resorts, Inc.
	6.75%, 02/15/14	582
		1,927
Household Durables — 0.3%
1,240	KB Home
	5.75%, 02/01/14 (m)	1,217
355	Sealy Mattress Co.
	8.25%, 06/15/14	360
745	Standard Pacific Corp.
	6.88%, 05/15/11	758
		2,335
Household Products — 0.2%
1,900	Spectrum Brand, Inc.
	7.38%, 02/01/15 (e) (m)	1,853
Industrial Conglomerates — 0.3%
	Hutchison Whampoa Ltd. (Cayman Islands)
1,260	6.25%, 01/24/14 (e) (m)	1,356
1,365	7.45%, 11/24/33 (e) (m)	1,599
		2,955
Insurance — 1.8%
1,515	Arch Capital Group Ltd. (Bermuda)
	7.35%, 05/01/34 (m)	1,737
2,320	Aspen Insurance Holdings Ltd. (Bermuda)
	6.00%, 08/15/14 (m)	2,398
2,760	Axis Capital Holdings Ltd. (Bermuda)
	5.75%, 12/01/14 (m)	2,836
	Liberty Mutual Group
900	6.50%, 03/15/35 (e) (m)	889
1,040	7.00%, 03/15/34 (e) (m)	1,090
2,220	North Front Pass-Through Trust
	VAR, 5.81%, 12/15/24 (e) (m)	2,341

	Odyssey Re Holdings Corp.
450	6.88%, 05/01/15 (m)	460
845	7.65%, 11/01/13 (m)	909
1,250	Protective Life Secured Trust
	3.22%, 01/14/08, FRN (m)	1,250
1,700	Stingray Pass-Through Trust
	5.90%, 01/12/15 (e)	1,723
		15,633
Media — 2.0%
460	Cablevision Systems Corp.
	8.00%, 04/15/12 (e) (m)	484
455	Charter Communications Operating LLC/Charter Communications Operating Capital
	8.00%, 04/30/12 (e) (m)	455
2,335	Clear Channel Communications, Inc.
	5.50%, 09/15/14 (m)	2,228
420	Comcast Corp.
	7.05%, 03/15/33 (m)	502
2,180	COX Communications, Inc.
	4.63%, 06/01/13 (m)	2,102
1,900	Dex Media, Inc.
	Zero Coupon, 11/15/13 SUB (m)	1,510
495	Echostar DBS Corp.
	6.38%, 10/01/11 (m)	500
720	News America Holdings, Inc.
	7.75%, 12/01/45 (m)	878
3,370	TCI Communications, Inc.
	8.75%, 08/01/15	4,323
930	Time Warner Entertainment Co. LP
	8.38%, 03/15/23	1,189
	Time Warner, Inc.
2,040	7.63%, 04/15/31 (m)	2,546
625	9.15%, 02/01/23	856
		16,717
Metals & Mining — 0.3%
1,140	Newmont Mining Corp.
	5.88%, 04/01/35 (m)	1,145
1,465	Noranda Corp. (Canada)
	6.00%, 10/15/15 (m)	1,527
		2,672
Office Electronics — 0.0% (g)
325	Xerox Corp.
	7.63%, 06/15/13	354
Oil, Gas & Consumable Fuels — 1.0%
2,660	BP Capital Markets plc (United Kingdom)
	2.75%, 12/29/06 (m)	2,618
	Kinder Morgan Energy Partners LP
490	7.30%, 08/15/33 (m)	591
1,245	7.40%, 03/15/31 (m)	1,508
575	7.75%, 03/15/32 (m)	725
2,210	Nexen, Inc. (Canada)
	5.88%, 03/10/35 (m)	2,182
485	Valero Energy Corp.
	7.50%, 04/15/32	579
		8,203
Paper & Forest Products — 0.1%
1,105	Georgia Pacific Corp.
	7.70%, 06/15/15 (m)	1,249
Real Estate — 1.2%
2,595	Developers Diversified Realty Corp. (REIT)
	5.50%, 05/01/15 (m)	2,632
	Istar Financial, Inc. (REIT)
2,360	5.15%, 03/01/12 (m)	2,332
1,535	6.00%, 12/15/10 (m)	1,591
3,500	Socgen Real Estate Co. LLC
	VAR, 7.64%, 12/31/49 (e)	3,757
		10,312
Road & Rail — 0.5%
4,000	CSX Corp.
	FRN, 3.51%, 08/03/06 (m)	4,008
Semiconductors & Semiconductor Equipment — 0.0% (g)
340	Freescale Semiconductor
	7.13%, 07/15/14 (e) (m)	360
Software — 0.4%
3,655	Computer Associates International, Inc.
	5.63%, 12/01/14 (e) (m)	3,659

Thrifts & Mortgage Finance — 0.4%
3,100			Countrywide Home Loans, Inc.
			FRN, 3.42%, 02/17/06 (m)	3,101
Wireless Telecommunication Services — 0.6%
1,325			America Movil SA de CV (Mexico)
			6.38%, 03/01/35 (m)	1,290
1,555			Motorola, Inc.
			7.50%, 05/15/25 (m)	1,835
495			Nextel Communications, Inc.
			7.38%, 08/01/15 (m)	535
1,770			Rogers Wireless Communications, Inc. (Canada)
			6.38%, 03/01/14 (m)	1,761
				5,421
			Total Corporate Bonds (Cost $284,313)	286,995
FOREIGN GOVERNMENT SECURITIES — 7.7%
EUR	9363		Bundesrepublik Deutschland (Germany)
			4.75%, 07/04/34	13,403
			Federal Republic of Brazil (Brazil)
1,080			11.00%, 08/17/40	1,283
692			12.25%, 03/06/30	905
902			FRN, 4.31%, 04/15/12	866
5,189			Government of Colombia (Colombia)
			9.75%, 04/09/11	5,851
6,125			Government of Italy (Italy)
			4.50%, 01/21/15	6,170
			United Mexican States (Mexico)
405			7.50%, 01/14/12	460
2,160			8.30%, 08/15/31	2,668
1,280			11.50%, 05/15/26	2,051
			Government of Peru (Peru)
1,337			8.38%, 05/03/16	1,487
1,873			8.75%, 11/21/33	2,084
			Government of Ukraine (Ukraine)
1,387			6.88%, 03/04/11 (e)	1,449
3,185			7.65%, 06/11/13	3,464
			Government of Venezuela (Venezuela)
5,900			9.25%, 09/15/27	5,932
700			10.75%, 09/19/13	795
			Russian Federation (Russia)
2,720			8.75%, 07/24/05	2,739
8,670			8.75%, 07/24/05 (e) (m)	8,731
5,170			SUB, 5.00%, 03/31/30	5,680

			Total Foreign Government Securities (Cost $64,009)	66,018
PRIVATE PLACEMENTS — 2.4%
4,140			180 East End Avenue Note, Secured by First mortgage and Agreement on Co-op Apartment Building in New York City
			6.88%, 12/28/28 (e) (i) (m)	4,783
733			200 East 27th St. Note, Secured by Second mortgage Agreement and Apartment on Co-op Apartment Building in New York City
			6.72%, 01/01/13 (e) (i)	789
10,579			200 East 57th St. Note, Secured by First mortgage and Agreement on Co-op Apartment Building in New York City
			6.50%, 01/01/14 (e) (i)	11,637
3,040			81 Irving Place Note, Secured by First mortgage and Agreement on Co-op Apartment Building in New York City
			6.95%, 01/01/29 (e) (i)	3,518

			Total Private Placements (Cost $18,432)	20,727
U.S. GOVERNMENT AGENCY MORTGAGES — 44.7%
27,000			Federal Home Loan Mortgage Corp. Gold Pool
			TBA, 5.50%, 06/15/35 (e)	27,397
			Federal National Mortgage Association
735			6.00%, 01/01/35	755
—		(h)	8.00%, 08/01/22 (m)	—	(h)
			Federal National Mortgage Association Pool
23,000			TBA, 5.00%, 06/25/19 (e)	23,259
14,400			TBA, 5.00%, 07/25/20 (e)	14,535
12,000			TBA, 5.00%, 05/25/35 (e)	12,001
2,385			TBA, 5.00%, 06/25/35 (e)	2,383
36,000			TBA, 5.00%, 07/25/35 (e)	35,865
21,000			TBA, 5.50%, 06/25/34 (e)	21,282
99,250			TBA, 5.50%, 07/25/35 (e)	100,397
144,000			TBA, 6.00%, 07/25/35 (e)	147,735
			Total U.S. Government Agency Mortgage Backed Securities (Cost $384,321)	385,609

U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
8,090		Federal Home Loan Mortgage Corp.
		6.25%, 07/15/32 (m)	9,986
		Federal National Mortgage Association
985		4.38%, 09/15/12 (m)	999
2		6.60%, 07/15/05 (m)	2
570		7.25%, 05/15/30 (m)	779
		Total U.S. Government Agency Securities (Cost $10,315)	11,766
U.S. TREASURY OBLIGATIONS — 5.5%
		U.S. Treasury Bonds
3,170		5.38%, 02/15/31 (m)	3,671
350		7.25%, 05/15/16 (k) (m)	446
		U.S. Treasury Notes
86		1.64%, 01/15/15	86
4,400		3.38%, 02/28/07 (m)	4,385
300		3.38%, 10/15/09 (m)	296
1,720		3.50%, 11/15/06 (m)	1,720
1,305		3.50%, 02/15/10 (m)	1,291
2,060		3.75%, 03/31/07 (m)	2,066
1,075		3.88%, 05/15/09 (k) (m)	1,081
3,535		3.88%, 05/15/10 (m)	3,554
11,570		4.00%, 03/15/10 (m)	11,689
3,250		4.00%, 04/15/10 (m)	3,284
2,195		4.00%, 02/15/15 (m)	2,190
11,595		4.13%, 05/15/15 (m)	11,707

		Total U.S. Treasury Obligations (Cost $46,902)	47,466

No. of Contracts
CALL OPTIONS PURCHASED — 0.4%
—	(h)	Federal Fund 30 Day Note, July-05 @96.75	4
—	(h)	U.S. 10 Year Treasury Note Future, July-05 @113	185
—	(h)	U.S. 10 Year Treasury Note Future, September-05 @111	145
—	(h)	U.S. 10 Year Treasury Note Future @112	242
—	(h)	U.S. 10 Year Treasury Note Future Option, September-05 @113	165
—	(h)	U.S. 10 Year Treasury Note Future, December-05 @113	250
55,000		FNMA, 30 Year, 5.00%, 6/05 TBA @98.765625, European Style	1,357
55,000		FNMA, 30 Year, 5.00%, 6/05 TBA @97.4375, European Style	631
23,000		Receiver Swaption, 6/18/15 (Receive Fixed/ Pay Libor) @4.35, European Style	134
		Total Call Options Purchased (Cost $1,611)	3,113
PUT OPTIONS PURCHASED — 0.0% (g)
—	(h)	Federal Fund 30 Day Note, July-05 @96.75	4
—	(h)	U.S. 5 Year Treasury Note, July-05 @107	5
—	(h)	U.S. 5 Year Treasury Note, July-05 @106.5	3
—	(h)	U.S. 10 Year Treasury Note Future, July-05 @112	27
—	(h)	U.S. 10 Year Treasury Note Future, July-05 @109	3
—	(h)	U.S. 10 Year Treasury Note Future, September-05 @112	80
—	(h)	U.S. 10 Year Treasury Note Future, September-05 @109	31
—	(h)	U.S. 10 Year Treasury Note Future, September-05 @113	101
1		U.S. 10 Year Treasury Note Future, December-05 @106	110
50,000		FNMA, 30 Year, 5.00%, Expires 6/05 TBA@97.28125, European Style	—	(h)
23,700		Payer Swaption, 6/8/15 (Pay Fixed/Receive Libor) @4.476, European Style	3
		Total Put Options Purchased (Cost $2,111)	367

Principal Amount
SHORT TERM INVESTMENTS — 10.4%
Commerical Paper — 2.9%
2,140		Alliance & Leicester plc
		3.05%, 07/07/05 (m)	2,134
10,000		Edison Asset Securitization LLC
		3.07%, 07/18/05 (m)	9,959
1,000		Fairway Finance
		2.95%, 06/15/05 (m)	999

11,750	ING U.S. Funding LLC
	3.12%, 08/15/05 (m)	11,672
		24,764
Investment Companies — 7.5%
65,111	JPMorgan Prime Money Market Fund
	2.91%, 12/31/49 (b) (m)	65,111

	Total Short Term Investments (Cost $89,878)	89,875

Total Investments — 146.8%
(Cost $1,259,446)		1,266,402
Other Liabilities in Excess of Assets — (46.8)%		(403,556)
Net Assets — 100.0%		$862,848

EUR	Euros
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2005.
GNMA	Government National Mortgage Association
IF	Inverse Floaters
IO	Interest Only
PO	Principal Only
REIT	Real Estate Investment Trust
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2005.
TBA	To Be Announced
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2005.
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment of refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these secuirites increases.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,127
Aggregate gross unrealized depreciation	(11,171)
Net unrealized appreciation/depreciation	$6,956

Federal income tax cost of investments	$1,259,446

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/05	Unrealized Appreciation (Depreciation) (USD)
	Long Futures Outstanding
270	Euro Schatz	June, 2005	$35,433	$61
352	10 Year U.S. Treasury Notes	December, 2005	39,221	13
49	US Treasury Bonds	September, 2005	5,697	57
833	10 Year U.S. Notes	September, 2005	94,222	58
468	2 Year U.S. Treasury Notes	September, 2005	97,125	87
18	September 06	September, 2006	4,315	2

	Short Futures Outstanding
(217)	Euro-Bobl	June, 2005	(30,484)	(147)
(139)	Euro-Bund	June, 2005	(20,157)	(764)
(161)	Eurodollar	December, 2006	(38,702)	108
(639)	5 Year U.S. Notes	September, 2005	(69,421)	(80)
(389)	10 Year U.S. Notes	September, 2005	(44,025)	(35)
				$(640)

Forward Foreign Currency Exchange Contracts

(Amounts in thousands)

Contracts to sell		Setllement Date	Settlement Value (USD)	Value at 05/31/05 (USD)	Net Unrealized Appreciation (USD)
EUR	10,980	7/15/2005	$14,111	$13,529	$582

SHORT POSITIONS

Principal Amount	Secuirty Description	Value
$(12,000)	Federal National Mortgage Association, 5.00%, 07/2005 TBA	$(12,001)
(32,500)	Federal National Mortgage Association, 5.00%, 07/2005 TBA	(32,378)
(21000)	Federal National Mortgage Association, 5.50%, 06/2005 TBA	(21,282)

TOTAL SHORT POSISTIONS (Premiums Received $65,113)		$(44,379)

OPTIONS
UNITS			VALUE
		CALL OPTIONS WRITTEN
—	(h)	U.S. 10 Year Treasury Note Future, July-05 @112	$(70)
—	(h)	U.S. 10 Year Treasury Note Future, July-05 @114	(61)
—	(h)	U.S. 10 Year Treasury Note Future, July-05 @110	(149)
—	(h)	U.S. 10 Year Treasury Note Future Option, December-05 @112	(182)
—	(h)	60 Day EURODollar, September-05@95.75	(333)
110,000		FNMA, 30 Year, 5.00%, Expires 6/05 TBA @98.46875, European Style	(1,583)
51,000		FNMA, 30 Year, 5.00%, Expires 6/05 TBA @99.703125, European Style	(163)
		Total Call Options Written	$(2,541)
		PUT OPTIONS WRITTEN
—	(h)	U.S. 10 Year Treasury Note Future, July-05 @111	$(8)
—	(h)	U.S. 10 Year Treasury Note Future, July-05 @110	(8)
—	(h)	U.S. 10 Year Treasury Note Future, September-05 @111	(88)
—	(h)	U.S. 10 Year Treasury Note Future, September-05 @110	(44)
—	(h)	60 Day EURODollar, September-05 @95.75	(139)
60,000		FNMA, 30 Year, 5.00%, 6/05 TBA @ 95.75, European Style	(14)
100,000		FNMA, 30 Year, 5.00%, 6/05 TBA @98.609375, European Style	— (h)
56,500		FNMA, 30 Year, 5.50%, 6/05 TBA @ 100.96875, European Style	(26)
55,000		FNMA, 30 Year, 6.00%, 6/05 TBA @ 102.42375, European Style	(2)
		Total Put Options Written
		(Total Premiums Received on written options $2,843)	$(329)

Swap Contracts

Descriptions	Expiration Date	Underlying Notional Value	Unrealized Appreciation (Depreciation)
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 4.50%, 06/15/05, price less 97.11, the Fund receives negative, pays positive.	06/06/05	$75,000	$(270)
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 5.50%, 06/15/05, price less 101.22, the Fund receives positive, pays negative.	06/06/05	107,000	167
Swap - Price Lock with Lehman Brothers Special Financing on 30 year FNMA, 5.00%, 06/15/05, price less 98.81, the Fund receives negative, pays positive.	06/06/05	32,585	(260)
Swap - Price Lock with Union Bank of Switzerland AG, London on 30 year FNMA, 5.00%, 06/15/05, price less 98.81, the Fund receives positive, pays negative.	06/06/05	29,000	156
Swap - Price Lock with Union Bank of Switzerland AG, London on 30 year FNMA, 5.00%, 06/15/05, price less 98.94, the Fund receives positive, pays negative.	06/06/05	32,000	305
Swap - Price Lock with Lehman Brothers Special Financing on 30 year FNMA, 5.00%, 06/15/05, price less 99.19, the Fund receives negative, pays positive.	06/06/05	60,000	(253)
Swap - Price Lock with Lehman Brothers Special Financing on 30 year FNMA, 4.50%, 06/15/05, price less 96.57, the Fund receives positive, pays negative.	06/06/05	30,000	152
Swap - Price Lock with Lehman Brothers Special Financing on 30 year FNMA, 5.50%, 06/15/05, price less 100.94, the Fund receives positive, pays negative.	06/06/05	30,000	75
Swap - Price Lock with Union Bank of Switzerland AG, London on 30 year FNMA, 5.50%, 06/15/05, price less 100.97, the Fund receives positive, pays negative.	06/06/05	25,000	94
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.00%, 06/15/05, price less 100.47, the Fund receives positive, pays negative.	06/09/05	100,000	656
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 4.50%, 06/15/05, price less 98.59, the Fund receives negative, pays positive.	06/09/05	50,000	(465)
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.50%, 06/15/05, price less 102.20, the Fund receives negative, pays positive.	06/09/05	50,000	(238)
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.50%, 06/15/05, price less 102.13, the Fund receives negative, pays positive.	06/09/05	50,000	(273)
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.00%, 06/15/05, price less 100.47, the Fund receives positive, pays negative.	06/09/05	100,000	656
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 4.50%, 06/15/05, price less 98.63, the Fund receives negative, pays positive.	06/09/05	50,000	(449)
Swap - Price Lock with Deutsche Bank AG, New York on FHLMC, 4.50%, 01/15/14, price less 99.51, the Fund receives positive, pays negative.	06/14/05	10,495	227
Swap - Price Lock with Lehman Brothers Special Financing on FHLMC, 6.25%, 07/15/32, price less 121.38, the Fund receives positive, pays negative.	06/16/05	6,815	117
Swap - Price Lock with Citibank N.A. on U.S. Treasury Note, 4.00%, 03/15/10, price less 100.03, the Fund receives positive, pays negative.	06/27/05	17,300	158
Swap - Price Lock with Deutsche Bank AG, New York on U.S. Treasury Bond, 8.50%, 02/15/20, price less 144.06, the Fund receives negative, pays positive.	06/27/05	30,270	(389)
Swap - Price Lock with Deutsche Bank AG, New York on U.S. Treasury Bond, 8.75%, 08/15/20, price less 147.80, the Fund receives positive, pays negative.	06/27/05	29,075	406
Swap - Price Lock with Barclays on U.S. Treasury Note, 4.00%, 04/15/10, price less 100.74, the Fund receives positive, pays negative.	06/29/05	20,260	42
Swap - Price Lock with Barclays on U.S. Treasury II, 3.00%, 07/15/12, price less 120.44, the Fund receives positive, pays negative.	06/29/05	11,900	12
Swap - Price Lock with Barclays on U.S. Treasury II, 0.88%, 04/15/10, price less 100.20, the Fund receives negative, pays positive.	06/29/05	19,095	(48)
Swap - Price Lock with Barclays on U.S. Treasury Note, 4.88%, 02/15/12, price less 105.85, the Fund receives negative, pays positive.	06/29/05	15,005	2
Total Return/ Spread Swap with Lehman Brothers Special Financing on Lehman Brothers 8.5 Year AAA CMBS Index. The Fund receives positive when spread tightens, pays negative when spread widens.	07/01/05	28,750	(29)
Swap - Price Lock with Lehman Brothers Special Financing on 30 year FNMA, 5.00%, 04/15/05, price less 104.42, the Fund receives positive, pays negative.	07/05/05	11,600	67
Swap - Price Lock with Union Bank of Switzerland AG, London on 30 year FNMA, 5.50%, 07/15/05, price less 100.72, the Fund receives positive, pays negative.	07/07/05	8,400	36

Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 4.50%, 07/15/05, price less 96.34, the Fund receives negative, pays positive.	07/07/05	68,000	(659)
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 5.50%, 07/15/05, price less 100.69, the Fund receives positive, pays negative.	07/07/05	97,000	470
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 6.00%, 07/15/05, price less 102.34, the Fund receives positive, pays negative.	07/07/05	165,000	387
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 5.50%, 07/15/05, price less 100.66, the Fund receives negative, pays positive.	07/07/05	112,000	(599)
Swap - Price Lock with Union Bank of Switzerland AG, London on 30 year FNMA, 6.00%, 07/15/05, price less 102.48, the Fund receives positive, pays negative.	07/07/05	69,750	65
Swap - Price Lock with Union Bank of Switzerland AG, London on 30 year GNMA, 5.50%, 07/15/05, price less 101.77, the Fund receives positive, pays negative.	07/14/05	16,600	21
Total Return/ Spread Swap with Bank of America, N.A. on Bank of America LLC 10 Year AAA CMBS Index. The Fund receives positive when spread tightens, pays negative when spread widens.	07/29/05	29,500	(36)
Swap - Interest Rate Swap with Merrill Lynch Capital Services, the Fund receives 3.48% semi-annually, pays LIBOR.	09/01/05	850,000	(80)
Swap - Interest Rate Swap with Merrill Lynch Capital Services, the Fund receives 3.45% semi-annually, pays LIBOR.	09/01/05	850,000	(104)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund receives 3.42%, pays 3 Month LIBOR.	12/19/05	347,000	(359)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund receives 4.04%, pays 3 Month LIBOR.	03/13/06	453,000	117
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund receives 4.04%, pays 3 Month LIBOR.	03/13/06	228,000	60
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund pays 4.19%, receives 3 Month LIBOR.	03/13/06	280,000	(182)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund pays 4.11%, receives 3 Month LIBOR.	03/13/06	280,000	(120)
Credit Default contract with Lehman Brothers Special Financing. Fund receives quarterly payment of 25.7925 (103.17 per annum) BPS times notional amount of General Motors Acceptance Corp., 6.88%, 08/28/12. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	03/20/06	4,200	(30)
Credit Default contract with Deutsche Bank AG, New York. Fund pays semi-annual payment of 52.5 (105 per annum) BPS times notional amount of Brazilian Government, 12.25%, 03/06/30, SUB. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/06	9,750	(57)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund pays 3.96%, receives 3 Month LIBOR.	12/18/06	347,000	122
Credit Default contract with Lehman Brothers Special Financing. Fund receives quarterly payment of 36.575 (146.30 per annum) BPS times notional amount of General Motors Acceptance Corp., 6.88%, 08/28/12. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	03/20/07	4,200	(140)
Swap - Interest Rate Swap with Lehman Brothers Special Financing, the Fund receives 4.13% semi-annually, pays 3 Month LIBOR.	04/14/07	52,026	257
Credit Default contract with Deutsche Bank AG, New York. Fund receives semi-annual payment of 117.5 (235 per annum) BPS times notional amount of Brazilian Government, 12.25%, 03/06/30. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/07	9,750	207
Credit Default contract with Deutsche Bank AG, New York. Fund receives semi-annual payment of 63 (126 per annum) BPS times notional amount of Aries Vermoegensverwaltungs, 9.60%, 10/25/14. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	02/20/10	30,000	483
Credit Default contract with Deutsche Bank AG, New York. Fund pays semi-annual payment of 61.5 (123 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	02/20/10	30,000	(355)
Credit Default contract with Morgan Stanley Capital Services. Fund pays quarterly payment of 28.75 (115 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	03/20/10	38,000	(275)
Credit Default contract with Morgan Stanley Capital Services. Fund receives quarterly payment of 47.50 (190 per annum) BPS times notional amount of Gazprom, 8.63%, 04/28/34. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	03/20/10	38,000	237
Credit Default contract with Morgan Stanley Capital Services. Fund receives semi-annual payment of 70 (140 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	9,000	154

Credit Default contract with Morgan Stanley Capital Services. Fund pays semi-annual payment of 56 (112 per annum) BPS times notional amount of Mexico Government, 7.50%, 04/08/33. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	9,000	(89)
Credit Default contract with Deutsche Bank AG, New York. Fund receives semi-annual payment of 54 (108 per annum) BPS times notional amount of Mexico Government, 7.50%, 04/08/33. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	10,000	(77)
Credit Default contract with Deutsche Bank AG, New York. Fund pays semi-annual payment of 59.5 (119 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	10,000	77
Credit Default contract with Morgan Stanley Capital Services. Fund pays semi-annual payment of 185 (370 per annum) BPS times notional amount of Republic of Columbia, 10.38%, 01/28/33. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	05/20/10	15,000	(535)
Credit Default contract with Merrill Lynch Capital Services. Fund receives semi-annual payment of 201.5 (403 per annum) BPS times notional amount of Republic of Venezuela, 9.25%, 09/15/27. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	05/20/10	15,000	267
Credit Default contract with Citibank, N.A.. Fund receives semi-annual payment of 50 (100 per annum) BPS times notional amount of Mexico Government, 8.30%, 08/15/31. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	05/20/10	15,000	36
Credit Default contract with Citibank, N.A.. Fund pays semi-annual payment of 58.25 (116.50 per annum) BPS times notional amount of Pemex, 9.50%, 09/15/27. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	05/20/10	15,000	(16)
Credit Default contract with Bank of America. Fund pays semi-annual payment of 39.5 (79 per annum) BPS times notional amount of The Kroger Co., 5.50%, 02/01/13. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	06/20/10	8,050	(79)
Credit Default contract with Citibank, N.A.. Fund receives semi-annual payment of 52.5 (105 per annum) BPS times notional amount of Mexico Government, 8.30%, 08/15/31. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	06/20/10	11,000	47
Credit Default contract with Citibank, N.A.. Fund pays semi-annual payment of 62.5 (125 per annum) BPS times notional amount of Pemex, 9.50%, 09/15/27. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	06/20/10	11,000	(42)
Swap - Interest Rate Swap with Lehman Brothers Special Financing, the Fund pays 4.68% semi-annually, receives 3 Month LIBOR.	04/14/12	33,350	(878)
Swap - Interest Rate Swap with Merrill Lynch Capital Services, the Fund pays 4.60% semi-annually, receives 3 Month LIBOR.	01/21/15	6,012	(172)
Swap - Interest Rate Swap with Lehman Brothers Special Financing, the Fund pays 5.05% semi-annually, receives 3 Month LIBOR.	04/15/15	11,600	(629)
Swap - Interest Rate Swap with Lehman Brothers Special Financing, the Fund receives 5.12% semi-annually, pays 3 Month LIBOR.	04/14/25	7,893	453
Swap - Interest Rate Swap with Lehman Brothers Special Financing, the Fund pays 5.14% semi-annually, receives 3 Month LIBOR.	07/15/32	7,365	(581)

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
State and Municipal Obligations — 99.6%
California — 90.3%
$1,000	ABAG Finance Authority for Nonprofit Corps., Kteh Foundation Rev., VAR, LOC: Bank of America, 2.91%, 06/06/05	$1,000
3,000	ABAG Finance Authority for Nonprofit Corps., Paragon Apartments Series A, Rev., VAR, AMT, LOC: Comerica Bank, 3.01%, 06/03/05	3,000
1,500	ABAG Finance Authority for Nonprofit Corps., Point Loma Nazarene University Rev.,VAR, LOC: Allied Irish Bank plc, 3.01%, 06/06/05	1,500
	ABN AMRO Munitops Certificate Trust
2,000	Series 2002-9, GO, VAR, MBIA, 2.86%, 07/01/05	2,000
1,500	Series 2003-1, GO, VAR, AMBAC, 2.98%, 06/03/05	1,500
900	Alameda County IDA, Scientific Technology Project Series A, Rev., VAR, LOC: BNP Paribas, 3.03%, 06/07/05	900
2,700	Albany Unified School District GO, 3.00%, 06/30/05	2,703
635	Auburn Union School District COP, VAR, FSA, 2.95%, 06/06/05	635
1,100	California Cities Home Ownership Authority, Lease Purchase Program Series A, Rev., VAR, FHLMC COLL, 3.00%, 06/06/05	1,100
1,350	California Communities Housing Finance Agency, Subordinated Series B, Rev., VAR, LIQ: Societe Generale, 3.00%, 06/01/05	1,350
2,000	California Community College Financing Authority TRAN, Series A, Rev, 3.00%, 06/30/05	2,001
95	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project Rev., VAR, LOC: Mellon Bank N.A., 2.98%, 06/01/05	95
150	California Educational Facilities Authority, Stanford Series PA-542, Rev., VAR, LIQ: Merrill Lynch Capital Services, 2.98%, 06/01/05	150
400	California Educational Facilities Authority, University of San Francisco Rev., VAR, LOC: Irish Bank plc, 2.94%, 06/02/05	400
3,900	California Health Facilities Financing Authority, Hospital Adventist Health System Series B, Rev., VAR, LOC: Wachovia Bank N.A., 2.93%,06/01/05	3,900
900	California Housing Finance Agency Series D, Rev., VAR, FSA, 2.97%, 06/03/05	900
1,000	California Infrastructure & Economic Development Bank, IDR, Adams Rite Manfacturing Co. Project Series A, Rev., VAR, LOC: Mellon First Business Bank, 2.98%, 06/06/05	1,000
1,520	California Infrastructure & Economic Development Bank, Colburn School Series B, Rev., VAR, LOC: Bank of America N.A., 2.91%, 06/06/05	1,520
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project Rev., VAR, LOC: Wells Fargo Bank N.A., 2.93%, 06/01/05	1,000
1,500	California Pollution Control Financing Authority, U.S. Borax, Inc. Project Series A, Rev., VAR, LOC: Wachovia Bank of Georgia, 2.95%, 06/03/05	1,500
1,545	California Pollution Control Financing Authority, Atlantic Richfield Co. Project Series A, Rev., VAR, 3.02%, 06/01/05	1,545
	California State Department of Water Resources
7,400	Series B-2, Rev., VAR, LOC: BNP Paribas, 3.05%, 06/01/05	7,400
2,000	Series RR-II-R-6044, Rev., VAR, MBIA LOC: BNP Paribas, 2.99%, 06/09/05	2,000
1,000	California State Department of Water Resources, Power Supply, EAGLE Series 2002-6017, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A. 2.99%, 06/09/05	1,000
300	California Statewide Communities Development Authority Series 909, COP, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/05/05	300
1,900	California Statewide Communities Development Authority, Cathedral High School Project Rev., VAR, LOC: Allied Irish Bank plc, 2.97%, 06/06/05	1,900
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments Series F-1, Rev., VAR, FNMA, LIQ: Fannie Mae, 2.98%, 06/04/05	3,420
1,000	California Statewide Communities Development Authority, Multi-Family Housing, Canyon Springs Apartments Series KK, Rev., VAR, FNMA, LIQ: Fannie Mae, 2.90%, 06/01/05	1,000
	California Statewide Communities Development Authority, Kaiser Permanente
700	Series A, Rev., VAR, 2.96%, 06/01/05	700
1,000	Series B, Rev., VAR, 1.75%, 08/01/05	1,000
2,300	Series B, Rev., VAR, 2.96%, 06/06/05	2,300
4,000	Series C, Rev., VAR, 1.54%, 11/01/05	4,000
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project Series A, Rev., VAR, LOC: Union Bank of California N.A., 2.94%, 06/07/05	2,000
	Charter Mac Floater Certificate Trust I
2,200	Series CAL-1, Rev., VAR, AMT, MBIA, 2.99%, 06/06/05	2,200

1,800	Series CAL-2, Rev., VAR, MBIA, 2.99%, 06/06/05	1,800
500	California State University Channel Islands, Financing Authority, Rental Housing
	Rev., VAR, LOC: Citibank N.A., 1.60%, 08/02/05	500
2,399	City of Glendale, Hospital Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.01%, 06/05/05	2,399
2,000	City of Hayward, Multi-Family Housing, Shorewood Series A, Rev., VAR, FNMA, LIQ: Fannie Mae, 2.97%, 06/06/05	2,000
1,100	City of Los Angeles
	3.03%, 06/30/05	1,100
410	City of Oakland, Health Facilities Series PT-958, Rev., VAR, 2.98%, 06/02/05	410
2,400	City of Oakland, Trust Receipts Series 5, Class F, Rev., VAR, FGIC, 2.99%, 06/01/05	2,400
170	City of Pasadena, Rose Bowl Improvements Project
	COP, VAR, LOC: Bank of New York, 2.95%, 06/06/05	170
700	City of San Jose, Multi-Family Housing, Villa Monterey Apartments LIQ: Fannie Mae, 2.96%, 06/06/05	700
3,925	City of Santa Rosa Series PZ-43, Rev., VAR, AMBAC, 3.06%, 09/01/05	3,925
400	City of Turlock, Health Care Facilities, Emanuel Medical Center, Inc. Series B, COP, VAR, LOC: U.S. Bank N.A., 2.91%, 06/04/05	400
25	East Bay Municipal Utility District, Water Systems Sub Series B, Rev., VAR, FSA, 2.87%, 06/05/05	25
3,960	Federal Home Loan Mortgage Corp., Multi-Family Certificates 3.06%, 06/06/05	3,960
715	Hesperia Public Financing Authority, Water & Administration Facilities Series B, Rev., VAR, 3.03%, 06/07/05	715
37	Irvine, Improvement Bond Act of 1915, Assessment District No. 00-18, Special Assessment Series A, VAR, 2.93%, 06/01/05	37
700	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Security Building Project Series A, Rev., VAR, FNMA, 2.95%, 06/06/05	700
2,150	Los Angeles County Industrial Development Authority, Goldberg & Solovy Foods Rev., VAR, LOC: Union Bank of California, 3.60%, 06/03/05	2,150
3,000	Los Angeles Department of Water & Power 2.37%, 07/01/05	3,000
3,000	Los Angeles Unified School District Series PA-1115, GO, VAR, FSA, 2.98%, 06/02/05	3,000
200	Metropolitan Water District of Southern California, Waterworks Series C-1, Rev., VAR, 2.87%, 06/02/05	200
1,000	Monrovia Unified School District, Municipal Securities Trust Receipts Series SGA-70, GO, VAR, MBIA, 2.95%, 06/05/05	1,000
5,000	Morgan Hill Unified School District Series SG-145, GO, VAR, FGIC, 2.98%, 06/02/05	5,000
	Municipal Securities Trust Certificates
535	Series 1998-47, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 2.95%, 06/01/05 (e)	535
2,000	Series 2000-96, Class A, GO, VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 2.95%, 06/06/05 (e)	2,000
300	Ontario Redevelopment Agency, Multi-Family Housing, Seasons at Gateway Sub Series B, Rev., VAR, LOC: Bank of America N.A., 2.99%, 06/02/05	300
1,000	Orange County Apartment Development, Bluffs Apartments Series C, Rev., VAR, LIQ: Freddie Mac, 2.92%, 06/07/05	1,000
1,000	Orange County Sanitation District Series 1032, COP, VAR, FGIC, 2.97%, 08/01/05	1,000
1,000	Pleasant Hill Redevelopment Agency, Multi-Family Housing, Chateau III Series A, Rev., VAR, FNMA, LIQ: Fannie Mae, 2.98%, 06/01/05	1,000
2,000	Riverside County Transportation Commission 2.30%, 06/01/05	2,000
1,500	San Diego County
	2.05%, 06/01/05	1,500
1,000	San Diego County & School District
	Series A, GO, TRAN, 3.25%, 07/25/05	1,002
	San Diego County Water Authority
2,000	2.03%, 06/06/05	2,000
2,000	Series PT-2547, COP, VAR, FGIC, 2.98%, 06/05/05	2,000
2,000	San Diego Metropolitan Transportation Development Board, RAN Rev., GO, 3.50%, 01/04/06	2,016
4,990	San Francisco City & Country Airports Commission 2.98%, 05/01/21	4,990
1,000	San Francisco City & County Airports Commission, International Airport, Municipal Securities Trust Receipts Series SGA-50, VAR, MBIA, 3.01%, 06/04/05	1,000
990	San Jose Airport Series II-R-2004, Rev., VAR, FSA, LIQ: Salomon Smith Barney, 2.99%, 06/04/05	990
500	Santa Ana Housing Authority, Vintage Apartments Series A, Rev., VAR, 2.96%, 06/03/05	500

453	Santa Ana Unified School District
	COP, VAR, LOC: BNP Paribas, 2.90%, 06/04/05	453
1,000	Santa Cruz County Series A, GO, TRAN, 3.00%, 07/06/05	1,001
1,000	Santa Cruz County Board of Education GO, TRAN, 2.50%, 06/30/05	1,001
3,290	Santa Margarita-Dana Point Authority Series PT-2348, Rev., VAR, AMBAC, 2.98%, 06/07/05	3,290
1,975	Southern California Home Financing Authority, Single Family Housing AMT, Mortgage, Series A, Rev., VAR, 2.99%, 06/05/05	1,975
1,325	Southern California Home Financing Authority, Single Family Mortgage Series B, Rev., VAR, LIQ: BNP Paribas, 2.99%, 06/05/05	1,325
	State of California
3,000	2.78%, 08/19/05	3,000
5,700	Series A, Rev., RAN, 3.00%, 06/30/05	5,706
3,000	Series B, Rev., RAN, 4.50%, 06/30/05	3,006
5,600	Series C-4, GO, VAR, LOC: Landesbank-Hessen-Thrgn, 2.95%, 06/02/05	5,600
3,000	Series C-21, Rev., VAR, 2.95%, 06/02/05	3,000
5,450	Series L20J, Regulation D, Rev., VAR, LIQ: Lehman, 3.07%, 06/04/05	5,450
1,500	Series RR-II-R-2185, GO, VAR, AMBAC, LOC: Citigroup Global Markets, 2.99%, 09/01/05	1,500
2,000	Series RR-II-R-7504, GO, VAR, AMBAC, LIQ: Citibank N.A., 2.99%, 06/01/05	2,000
1,430	Series SG-85, GO, VAR, FGIC-TCRS, LIQ: Societe Generale, 2.98%, 06/04/05	1,430
1,000	State of California, EAGLE Series 2005-1000, Class A, GO, VAR, MBIA, 2.99%, 06/01/05	1,000
	State of California, Economic Recovery
2,000	Series 927, GO, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/04/05	2,000
3,375	Series C-9, Rev., VAR, LOC: Bank of Nova Scotia, 2.93%, 06/01/05	3,375
3,115	State of California, Merlots Series C26, GO, VAR, FSA-CR, 2.99%, 06/05/05	3,115
	State of California, Municipal Securities Trust Receipts
300	Series SGA-40, GO, VAR, FGIC, 2.95%, 06/05/05	300
2,500	Series SGA 54, GO, VAR, AMBAC, 2.95%, 06/07/05	2,500
300	Series SGA-55, GO, VAR, FGIC, 2.95%, 06/07/05	300
6,000	University of California
	2.68%, 06/30/05	6,000
425	Upland Community Redevelopment Agency, Multi-Family Housing, Northwoods Project Series 168-A, Rev., VAR, FNMA, LIQ: Fannie Mae, 2.93%, 06/01/05	425
		177,095
Other — 0.7%
1,300	TICS/TOCS Trust, Various States Series 2001-2, GO, VAR, FSA, LIQ: Bank of New York, 2.97%, 06/07/05	1,300
Puerto Rico — 8.6%
	Commonweath of Puerto Rico
600	Series II-R-185, GO, VAR, FGIC, LIQ: Citibank N.A., 2.97%, 06/01/05	600
715	Series PA-931, GO, VAR, 2.97%, 06/07/05	715
1,620	Series PA-642, GO, VAR, MBIA, LIQ: Merrill Lynch Capital Services, 2.96%, 06/04/05	1,620
2,500	TRAN, 1.79%, 07/29/05	2,504
6,000	Commonweath of Puerto Rico Series M4J, Regulation D, GO, VAR, FSA, 3.02%, 06/02/05	6,000
1,700	Puerto Rico Electric Power Authority, Municipal Securities Trust Receipts 2.94%, 06/03/05	1,700
448	Puerto Rico Highway & Transportation Authority Series 815-D, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/07/05	448
	Puerto Rico Highway & Transportation Authority, Trust Receipts
170	Series B, Class F, Rev., VAR, MBIA, 2.96%, 06/02/05	170
900	Puerto Rico Infrastructure Financing Authority Series 1, SO, VAR, LIQ: Bank of New York, 2.97%, 06/05/05	900
2,220	Puerto Rico Public Buildings Authority Series PT-978, 2.99%, 06/04/05	2,220
		16,877

Total Investments — 99.6% (Amortized Cost $195,272)		$195,272
Other Assets Less Liabilities — 0.4%		851
Net Assets — 100.0%		$196,123

Abbreviations:

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COP	Certificates of Participation
EAGLE	Earnings of Accrual Generated on Local Tax-Exempt Securities.
FHLMC	Federal Home Loan Mortgage Corp.
FHLMC COLL	FHLMC Collateral
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Securities Assurance
FSA-CR	FSA Custodial Receipts
GO	General Obligation Bond
GTD	Guaranty
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SO	Special Obligation
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2005.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
MUNICIPAL BONDS — 94.0%
Arizona — 3.4%
$4,000	Scottsdale Industrial Development Authority, Scottsdale HealthCare,
	Series A, Rev., Adj., AMBAC, 3.00%, 09/01/18	$4,000
California — 80.4%
2,185	Alhambra Unified School District,
	GO, FSA, 5.50%, 09/01/23 (m)	2,591
3,135	Anaheim Public Financing Authority, Distribution System,
	Second Lien, Rev., MBIA, 5.25%, 10/01/16 (m)	3,513
260	Burlingame Financing Authority,
	Rev., 4.75%, 10/15/11	282
333	California Educational Facilities Authority,
	Rev., 1.65%, 05/01/28 (i)	333
750	California Educational Facilities Authority, Stanford University,
	Series P, Rev., 5.25%, 12/01/13	855
1,100	California Educational Facilities Authority, University of Southern California,
	Series A, Rev., 5.60%, 10/01/06	1,141
3,135	California State Department of Water Resources, Unrefunded Balance,
	Rev., 5.50%, 12/01/08	3,393
540	California State Department of Water Resources, Central Valley Project, Water System,
	Series J-3, Rev., 7.00%, 12/01/12 (p)	672
1,460	California State Department of Water Resources, Central Valley Project, Water System, Unrefunded Balance,
	Series J-3, Rev., 7.00%, 12/01/12	1,803
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital,
	Series A, Rev., 5.25%, 06/01/12	111
3,819	California State University, California State Polytechnic University Pamona, Campus Energy Project, Tax Exempt Master Lease,
	Rev., 5.06%, 03/15/14 (i)	3,982
1,435	California Statewide Communities Development Authority, Catholic Healthcare West,
	COP, 6.00%, 07/01/09	1,500
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1,
	Tax Allocation, MBIA, 5.50%, 10/01/14	564
1,000	City of Los Angeles,
	Series A, GO, FGIC, 5.25%, 09/01/11	1,118
1,300	City of Los Angeles, American Academy of Dramatic Arts,
	COP, Series A, Adj., 4.70%, 11/01/30	1,309
5,110	City of Los Angeles, Sonnenblick Del Rio, West Los Angeles,
	COP, AMBAC, 6.13%, 11/01/15	5,872
1,000	City of Los Angeles, Water & Power Systems,
	Series B, Rev., FSA, 5.13%, 07/01/16	1,103
600	City of Pacifica, Street Improvement Project,
	COP, AMBAC, 5.75%, 11/01/19	671
1,210	City of Richmond, Taxable Limited Obligation Pension,
	Series A, GO, MBIA, 7.02%, 08/01/05	1,217
35	City of Richmond, Wastewater,
	Rev., FGIC, 5.20%, 08/01/11	38
1,000	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities,
	Series A, Rev., FHA, 7.50%, 05/01/23 (p)	1,318
150	Coachella Valley Recreation & Park District, Improvement Bond Act of 1915, Reassessment District 1, Special Assessment,
	MBIA, 4.63%, 09/02/10	161
1,000	Colton Public Financing Authority, Tax Allocation,
	Series A, Rev., MBIA, 5.00%, 08/01/18	1,068
2,505	Corona Community Facilities District, No. 97-2, Eagle Glen,
	Special Tax, 5.75%, 09/01/16	2,651
3,825	El Dorado Irrigation District & El Dorado Water Agency,
	COP, Series A, FGIC, 5.00%, 03/01/13	4,222
1,000	Fallbrook Union High School District, San Diego County,
	GO, FGIC, 5.38%, 09/01/12	1,131
	Fullerton University Foundation,
100	Series A, Rev., MBIA, 5.50%, 07/01/10	111
100	Series A, Rev., MBIA, 5.50%, 07/01/11	112
545	Golden West Schools Financing Authority,
	Series A, Rev., MBIA, 5.80%, 02/01/16	645
	Los Angeles County Community Facilities District No 3, Improvement Area B, Special Tax,
500	Series A, AMBAC, 5.63%, 09/01/11	560
1,395	Series A, AMBAC, 5.63%, 09/01/13	1,557
1,000	Los Angeles County Public Works Financing Authority, Multiple Capital Facilities Project,
	Series B, Rev., AMBAC, 6.00%, 12/01/07 (p)	1,078
125	Los Angeles Unified School District,
	Series A, GO, FGIC, 6.00%, 07/01/15	150

2,380	Monrovia Unified School District,
	GO, MBIA, 5.25%, 08/01/19	2,736
1,580	Moreland School District, 2009 Crossover,
	GO, FSA, 4.25%, 08/01/21	1,597
1,385	Mountain View/Santa Clara County, Capital Projects,
	COP, 5.25%, 08/01/16	1,527
560	Northern California Power Agency, Public Power, Unrefunded Balance,
	Series A, Rev., AMBAC-TCRS, 5.80%, 07/01/09	619
2,000	Orange County Public Financing Authority, Waste Management Systems,
	Rev., AMBAC, 5.75%, 12/01/09	2,206
1,000	Orange County Water District,
	COP, Series A, Adj., 2.56%, 08/01/42	1,000
500	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project,
	Series W, Rev., MBIA, 5.00%, 02/01/18	531
425	Port of Oakland,
	Series K, Rev., FGIC, 5.25%, 11/01/07	447
360	Rancho Water District Financing Authority,
	Series A, Rev., FSA, 5.50%, 08/01/10	401
1,250	Riverside County Transportation Commission,
	Series A, Rev., FGIC, 6.00%, 06/01/09	1,392
2,500	Riverside County, Aces Riverside County Public Facilities,
	COP, Series A, Adj., 2.70%, 12/01/15	2,500
	Sacramento County Sanitation District, Financing Authority,
250	Series A, Rev., 5.25%, 12/01/12	278
150	Series A, Rev., 5.75%, 12/01/10	169
2,700	San Diego County Water Authority,
	Series A, FGIC, 5.00%, 05/01/14, COP	2,993
1,240	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, MBIA, 6.00%, 08/01/07	1,322
990	Tax Allocation, MBIA, 6.00%, 08/01/15 (p)	1,193
2,010	San Jose Redevelopment Agency, Unrefunded Balance, Merged Area Redevelopment Project,
	Tax Allocation, MBIA, 6.00%, 08/01/15	2,394
1,495	San Marcos Public Facilities Authority, Project Areas No. 1, 2, 3,
	Series A, Tax Allocation, FGIC, 5.00%, 08/01/22	1,593
585	San Mateo County Community College District, Election of 2001,
	Series A, GO, FGIC, 5.38%, 09/01/19	653
250	San Mateo County Joint Power Authority, Capital Projects Program,
	Rev., MBIA, 6.50%, 07/01/15	306
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility,
	Series A, Rev., MBIA, 6.25%, 07/01/24	1,889
1,000	Santa Clara County Financing Authority,
	Series A, Rev., AMBAC, 5.75%, 11/15/13	1,162
6,075	Sonoma State University Academic Foundation, Inc., Green Music Concert Hall,
	Rev., 3.00%, 03/01/09	6,073
1,850	South Bayside Waste Management Authority, Solid Waste System,
	Rev., AMBAC, 6.13%, 03/01/17	2,075
1,310	South Orange County Public Financing Authority, Foothill Area,
	Series A, Special Tax, FGIC, 5.25%, 08/15/18	1,449
	State of California,
120	GO, MBIA-IBC, 6.25%, 10/01/19 (p)	121
3,620	Series B, GO, Adj., 5.00%, 07/01/23	3,765
4,000	Walnut Valley Unified School District,
	Series A, GO, MBIA, 7.20%, 02/01/16	4,946
		94,169
Michigan — 1.8%
2,000	Michigan State Hospital Finance Authority, Ascension Health Credit,
	Series B, Rev, Adj., 5.30%, 11/15/33	2,060
New York — 0.9%
1,000	New York Convention Center Operating Corp., Yale Building Acquisition Project,
	COP, 5.25%, 06/01/08	1,032
Puerto Rico — 6.5%
	Commonwealth of Puerto Rico, Public Improvement,
115	GO, 5.00%, 07/01/07	119
1,280	GO, MBIA-IBC, 3.00%, 07/01/06 (p)	1,280
1,500	Series C, GO, Adj., 5.00%, 07/01/18	1,568
	Puerto Rico Electric Power Authority,
3,000	Series BB, Rev., MBIA, 6.00%, 07/01/11	3,470
125	Series Z, Rev., 5.10%, 07/01/05 (p)	128
420	Puerto Rico Highway & Transportation Authority,
	Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	489
500	Puerto Rico Municipal Finance Agency,
	Series A, GO, FSA, 5.75%, 08/01/13	556
		7,610
South Carolina — 0.7%
900	Charleston County,
	GO, MBIA-IBC, 3.00%, 09/01/14	847

Virgin Islands — 0.3%
345	Virgin Islands Public Finance Authority, Gross Receipts,
	Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	365
	Total Municipal Bonds
	(Cost $104,908)	110,083

Shares
SHORT—TERM INVESTMENTS — 5.0%
Investment Companies — 5.0%
5,887	JPMorgan Tax Free Money Market Fund (b)
	(Cost $5,887)	5,887
Total Investments — 99.0%
(Cost $110,795)		115,970
Other Assets Less Liabilities — 1.0%		1,197
Net Assets — 100.0%		$117,167

Abbrevations:

Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMBAC-TCRS	AMBAC Transferable Custody Receipts
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance
GO	General Obligation Bond
IBC	Insured Bond Certificates
MBIA	MBIA Insurance Corp.
Rev.	Revenue Bond

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,249
Aggregate gross unrealized depreciation	(74)
Net unrealized appreciation/depreciation	5,175

Federal income tax cost of investments	$110,795

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/05	Unrealized Depreciation
(32)	10 Year U.S. Treasury Notes	September, 2005	$(3,625)	$(8)

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amount in thousands)

	Principal Amount	Security Description	Value
CORPORATE BONDS — 8.9%
Brazil — 0.8%
$230		Trikem S.A.
		10.63%, 07/24/07 (e)	$232
Germany — 7.7%
		Aries Vermoegensverwaltungs GmbH
	500	9.60%, 10/25/14 (e)	641
	1,000	9.60%, 10/25/14 (e)	1,281
	250	9.60%, 10/25/14 (e)	321
			2,243
Luxembourg — 0.4%
	100	Gaz Capital S.A.
		8.63%, 04/28/34 (e)	120

		Total Corporate Bonds
		(Cost $2,488)	2,595

FOREIGN GOVERNMENT SECURITIES — 74.5%
Argentina — 10.3%
		Republic of Argentina
	2,310	FRN, 3.01%, 08/03/12	2,059
	3,216	FRN, 12.25%, 06/19/18	933
			2,992
Brazil — 17.8%
	300	Banco Nacional de Desenvolvimiento Economico e Social VAR, Regulation S, 5.83%, 06/16/08	302
		Federal Republic of Brazil
	1,319	8.00%, 04/15/14	1,347
	205	8.25%, 01/20/34	196
	245	8.88%, 10/14/19	255
	930	11.00%, 08/17/40	1,104
	300	11.00%, 08/17/40	356
	641	12.25%, 03/06/30	838
	260	12.75%, 01/15/20	343
	470	FRN, 4.31%, 04/15/12	452
			5,193
Colombia — 2.2%
		Government of Colombia
	241	9.75%, 04/09/11	272
COP	865,000	11.75%, 03/01/10	377
			649
Dominican Republic — 0.9%
		Dominican Republic
	175	9.04%, 01/23/13 (e)	161
	86	Regulation S, 9.50%, 09/27/11	91
			252
El Salvador — 0.9%
		Republic of El Salvador
	120	7.63%, 09/21/34 (e)	128
	135	8.25%, 04/10/32 (e)	140
			268
Indonesia — 0.8%
	230	Republic of Indonesia
		7.25%, 04/20/15 (e)	228
Mexico — 3.9%
		United Mexican States
	175	5.88%, 01/15/14	182
	205	8.13%, 12/30/19	251
	175	8.30%, 08/15/31	216
MXN	6,000	8.00%, 12/19/13	499
			1,148
Panama — 1.1%
		Republic of Panama
	280	7.25%, 03/15/15	299
	25	8.88%, 09/30/27	29
			328

Peru — 4.8%
		Government of Peru
406		5.00%, 03/07/17	384
119		5.00%, 03/07/17	114
419		8.38%, 05/03/16	466
385		8.75%, 11/21/33	428
			1,392
Philippines — 1.7%
		Republic of Philippines
230		9.88%, 01/15/19	249
230		10.63%, 03/16/25	259
			508
Russia — 4.6%
750		Russian Federation Regulation S, 12.75%, 06/24/28	1,331
Trinidad/Tobago — 0.4%
90		Republic of Trinidad & Tobago Regulation S, 9.75%, 07/01/20	125
Turkey — 4.7%
		Republic of Turkey
190		11.00%, 01/14/13	235
456		11.50%, 01/23/12	568
400		11.88%, 01/15/30	556
			1,359
Ukraine — 4.6%
		Government of Ukraine
325		6.88%, 03/04/11 (e)	340
420		7.65%, 06/11/13 (e)	457
155		Regulation S, 6.88%, 03/04/11	162
360		Regulation S, 7.65%, 06/11/13	392
			1,351
Uruguay — 4.0%
		Republic of Uruguay
UYU	20,500	Regulation S, 17.75%, 02/04/06	927
240		9.25%, 05/17/17	249
			1,176
Venezuela — 11.8%
		Government of Venezuela
85		7.00%, 02/01/18	74
1,505		9.25%, 09/15/27	1,513
1,640		10.75%, 09/19/13	1,861
			3,448

		Total Foreign Government Securities (Cost $20,080)	21,748

U.S. TREASURY OBLIGATIONS — 9.3%

885		U.S. Treasury Bonds
		5.38%, 02/15/31 (m)	1,025
		U.S. Treasury Notes
1,540		4.13%, 05/15/15 (m)	1,555
135		6.88%, 05/15/06 (k)	140
		Total U.S. Treasury Obligations (Cost $2,703)	2,720

Shares
WARRANTS — 0.1%
1	Central Bank of Nigeria
	expires 11/15/20, VAR (a)	4
1	Republic of Venezuela (Oil Obligation)
	expires 04/15/20, VAR (a)	25

	Total Warrants (Cost $0)	29

SHORT-TERM INVESTMENTS — 17.1%
Investment Companies — 13.7%
4,000	JPMorgan Prime Money Market Fund
	2.91%, 12/31/49 (b) (m)	4,000

Principal Amount
U.S. Treasury Securities — 3.4%
1,000	U.S. Treasury Bills
	3.06%, 11/25/05	985

	Total Short-Term Investments (Cost $4,985)	4,985

Total Investments — 109.9%
(Cost $30,256)		$32,077
Other Liabilities in Excess of Assets — (9.9)%		(2,894)
Net Assets — 100.0%		$29,183

COP	Colombian Peso
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2005.
MXN	Mexican Peso
UYU	Uruguay Peso
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2005.
Security S	Securities registered under the Securities Act of 1933

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,961
Aggregate gross unrealized depreciation	(140)
Net unrealized appreciation/depreciation	$1,821

Federal income tax cost of investments	$30,256

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

Industry	Percentage
Foreign Government Securities	74.6%
Investment Companies	13.7
U.S. Treasury Securities	12.7
Diversified Financial Services	7.7
Chemicals	0.8
Oil, Gas & Consumable Fuels	0.4
Total Investments	109.9%

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/05	Unrealized Depreciation
(4)	US Treasury Bonds	September, 2005	$(465)	$(5)
(14)	2 Year Treasury Notes	September, 2005	(2,905)	(3)
				$(8)

Swap Contracts

Descriptions	Expiration Date	Underlying Notional Value	Unrealized Appreciation (Depreciation)
Credit Default contract with DBNY. Fund pays quarterly payment of 26 (105 per annum) BPS times notional amount of Brazilian Gov’t Int’l Bond, 12.25%, 3/6/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/06	$300	$(2)

Credit Default contract with DBNY. Fund receives quarterly payment of 59 (235 per annum) BPS times notional amount of Brazilian Gov’t Int’l Bond, 12.25%, 3/6/30. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/07	300	6

Credit Default contract with Citibank, N.A.. Fund receives quarterly payment of 56 (224 per annum) BPS times notional amount of Gazprom, 8.63%, 4/28/34. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	03/20/10	1,000	19

Credit Default contract with Citibank, N.A.. Fund pays quarterly payment of 33 (132 per annum) BPS times notional amount of Russia, 5.00%, 3/31/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	03/20/10	1,000	(14)

Credit Default contract with DBNY. Fund receives quarterly payment of 38 (150 per annum) BPS times notional amount of Aries, 7.75%, 10/25/09. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	1,000	25

Credit Default contract with DBNY. Fund pays quarterly payment of 38 (150 per annum) BPS times notional amount of Russia, 5.00%, 3/31/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	1,000	(22)

Credit Default contract with Citibank, N.A.. Fund receives quarterly payment of 37 (149 per annum) BPS times notional amount of Russia, 5.00%, 3/31/30. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	1,300	27

Credit Default contract with Citibank, N.A.. Fund pays quarterly payment of 32 (127 per annum) BPS times notional amount of Pemex, 9.50%, 9/15/27. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	1,300	(5)

Credit Default contract with Citibank, N.A.. Fund receives quarterly payment of 26 (105 per annum) BPS times notional amount of Mexico Government Int’l Bond, 8.30%, 8/15/31. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	06/20/10	1,000	4

Credit Default contract with Citibank, N.A.. Fund pays quarterly payment of 31 (125 per annum) BPS times notional amount of Pemex, 9.50%, 9/15/27. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	06/20/10	1,000	(4)

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
PREFERRED STOCKS — 0.9%
Diversified Financial Services — 0.9%
—	(h)	Lehman CR-ABN Amro VIX
		Zero Coupon, Series MM-14 (a) (m)	$900
1		Zurich RegCaps Funding Trust
		3.80%, 04/18/08, FRN (e)	682
		Total Preferred Stocks
		(Cost $1,576)	1,582

Principal Amount
ASSET BACKED SECURITIES — 31.8%
$1,349	American Express Credit Account Master Trust
	Series 2004-C, Class C, FRN, 3.59%, 02/15/12 (e) (m)	1,354
	Ameriquest Mortgage Securities, Inc.
550	Series 2004-R11, Class M1, FRN, 3.75%, 11/25/34 (m)	553
500	Series 2005-R2, Class M2, FRN, 3.57%, 04/25/35 (m)	501
400	Asset Backed Funding Certificates
	Series 2005-HE1, Class M2, FRN, 3.53%, 02/25/35 (m)	400
350	Bear Stearns Asset Backed Securities, Inc.
	Series 2005-HE3, Class M1, FRN, 3.52%, 03/25/35 (m)	350
1,600	Capital One Master Trust
	Series 2000-4, Class C, FRN, 3.89%, 08/15/08 (e)	1,603
	Capital One Multi-Asset Execution Trust
1,650	Series 03-A, FRN, 4.34%, 12/15/10 (i)	1,695
1,700	Series 2003-B1, Class B1, FRN, 4.26%, 02/17/09	1,714
699	CARSS Finance LP (Cayman Islands)
	Series 2004-A, Class B1, FRN, 3.37%, 01/15/11 (e)	700
	Centex Home Equity
524	Series 2004-A, Class AV2, FRN, 3.37%, 01/25/34	524
756	Series 2004-B, Class AV1, FRN, 3.29%, 03/25/34	757
968	Series 2004-C, Class AV2, FRN, 3.34%, 06/25/34	969
	Citibank Credit Card Issuance Trust
1,400	Series 2000-C1, Class C1, 7.45%, 09/15/07	1,416
2,050	Series 2003-C2, Class C2, FRN, 4.05%, 03/20/08	2,062
2,900	Series 2004-B1, Class B1, FRN, 3.31%, 05/20/11	2,906
237	Citifinancial Mortgage Securities, Inc.
	Series 2003-3, Class AV1, FRN, 3.38%, 08/25/33	237
	Citigroup Mortgage Loan Trust, Inc.
1,484	Series 2003-HE3, Class A, FRN, 3.47%, 12/25/33	1,489
1,250	Series 2005-OPT1, Class A1B, FRN, 3.30%, 02/25/35	1,255
	CNH Equipment Trust
2,100	Series 2003-B, Class A3A, FRN, 3.23%, 01/15/08 (m)	2,101
2,000	Series 2004-A, Class A3A, FRN, 3.16%, 10/15/08 (m)	2,000
	Countrywide Asset-Backed Certificates
500	Series 2004-6, Class 2A4, FRN, 3.54%, 11/25/34	502
300	Series 2005-4, Class MV4, FRN, 3.73%, 08/25/35	300
200	Series 2005-BC1, Class M1, FRN, 3.50%, 05/25/35	200
200	Series 2005-BC1, Class M2, FRN, 3.53%, 05/25/35	200
	Countrywide Home Equity Loan Trust
2,353	Series 2003-C, Class A, FRN, 3.36%, 05/15/29	2,357
900	Series 2004-BC1, Class M1, FRN, 3.59%, 02/25/34	900
213	EQCC Home Equity Loan Trust
	Series 2002-1, Class 2A, FRN, 3.39%, 11/25/31	213
1,442	Fifth Third Home Equity Loan Trust
	Series 2003-1, Class A, FRN, 3.34%, 09/20/23	1,445
1,460	Fleet Home Equity Trust
	Series 2003-1, Class A, FRN, 3.34%, 01/20/33	1,461
	GE Corporate Aircraft Financing LLC
561	Series 2003-1A, Class A1, FRN, 3.26%, 06/25/10 (e)	561
2,491	Series 2004-1A, Class A1, FRN, 3.18%, 08/25/11 (e)	2,491
	GMAC Mortgage Corp. Loan Trust
3,400	Series 2004-HE1, Class A1, FRN, 3.17%, 01/20/34	3,401
950	Series 2004-HE4, Class A2, FRN, 3.28%, 03/25/35	953
	Greenpoint Home Equity Loan Trust
284	Series 2003-1, Class A, FRN, 3.36%, 04/15/29	284
307	HFC Home Equity Loan Asset Backed
	Series 2002-2, Class A, 3.39%, 04/20/32	308

200	Household Automotive Trust
	Series 2002-3, Class A4B, FRN, 3.43%, 05/18/09	201
	Household Mortgage Loan Trust
896	Series 2003-HC1, Class A, FRN, 3.44%, 02/20/33	898
343	Series 2004-HC1, Class A, FRN, 3.44%, 01/20/34	344
	Long Beach Mortgage Loan Trust
400	Series 2002-4. Class 2A, FRN,TBA, 3.71%, 04/25/35	400
2,050	Series 2003-4, Class M1, FRN, 3.77%, 08/25/33	2,064
450	Series 2005-1, Class 2A2, FRN, 3.34%, 02/25/35	452
1,204	Metris Master Trust
	Series 2004-1, Class A, FRN, 3.37%, 04/20/11	1,208
	Morgan Stanley ABS Capital I
150	Series 2005-HE2, Class M3, FRN, 3.57%, 01/25/35	150
100	Series 2005-HE2, Class M4, FRN, 3.72%, 01/25/35	100
550	New Century Home Equity Loan Trust
	Series 2004-3, Class M1, FRN, 3.71%, 11/25/34	553
	Option One Mortgage Loan Trust
228	Series 2002-1, Class A, FRN, 3.38%, 02/25/32	228
876	Series 2003-1, Class A2, FRN, 3.51%, 02/25/33	879
2,300	Series 2005-1, Class A3, FRN, 3.33%, 02/25/35	2,305
300	Series 2005-2, Class M1, FRN, 3.53%, 05/25/35	300
39	Option One Woodbridge Loan Trust
	Series 2002-2, Class A, FRN, 3.36%, 06/25/32	39
550	Park Place Securities, Inc.
	Series 2004-WHQ2, Class M2, FRN, 3.72%, 02/25/35	552
201	Residential Asset Securities Corp.
	Series 2003-KS11, Class A11B, FRN, 3.39%, 01/25/34	202
729	Residential Funding Mortgage Securities II
	Series 2003-HS4, Class A1B, FRN, 3.35%, 01/29/29	730
500	Securitized Asset Backed Receivables LLC Trust
	Series 2005-OP1, Class M2, FRN, 3.54%, 01/25/35	500
2,900	Volkswagen Auto Loan Enhanced Trust
	Series 2003-2, Class A4, 2.94%, 03/22/10	2,848
1,881	Wachovia Asset Securitization, Inc.
	Series 2004-HE1, Class A, FRN, 3.31%, 06/25/34	1,883
1,000	William Street Funding Corp.
	Series 2005-1, Class A, FRN, 3.43%, 01/23/11 (e)	1,000
	Total Asset Backed Securities
	(Cost $58,035)	57,998
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.5%
Agency CMO — 3.3%
613	Federal Home Loan Mortgage Corp.
	Series 2836, Class HZ, FRN, 4.00%, 08/15/19	612
	Federal National Mortgage Association
448	Series 2002-36, Class FN, FRN, 3.59%, 06/25/32	452
667	Series 2002-36, Class FT, FRN, 3.59%, 06/25/32	673
310	Series 2003-62, Class OB, FRN, 3.50%, 07/25/14	309
1,576	Series 2003-121, Class FC, FRN, 3.49%, 02/25/28	1,580
11,146	Federal National Mortgage Association Interest STRIPS
	Series 353, Class 2, IO, 5.00%, 07/25/34	2,435
		6,061
Non-Agency — 14.2%
	Adjustable Rate Mortgage Trust
2,204	Series 2004-5, Class 7A2, FRN, 3.47%, 04/25/35 (m)	2,211
2,487	Series 2005-1, Class 5A2, FRN, 3.42%, 05/25/35 (m)	2,491
1,546	Calstrs Trust
	Series 2002-C6, Class A1, FRN, 3.39%, 11/20/12 (e)	1,553
850	Calwest Industrial Trust
	Series 2003-CALA, Series A, FRN, 3.36%, 06/15/15 (e)	852
1,485	Countrywide Alternative Loan Trust
	Series 2005-9CB, Class 1A1, FRN, 3.59%, 05/25/35	1,483
206	Countrywide Home Loans
	Series 2002-31, Class A3, 5.75%, 01/25/33	209
998	CR
	Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (i)	1,064
21	Deutsche Mortgage Securities, Inc.
	Series 2004-4, Class 1A1, FRN, 3.30%, 04/25/34	21
1,137	GS Mortgage Securities Corp. II
	Series 2003-FL6A, Class A1, FRN, 3.24%, 11/15/15 (e)	1,137
2,369	GSMPS Mortgage Loan Trust
	Series 2005-RP1, Class 1AF, FRN, 3.44%, 01/25/35 (e)	2,367

800	Harborview Mortgage Loan Trust
	Series 2005-3, Class 2A1A, FRN, 3.34%, 06/25/35	800
	Indymac Index Mortgage Loan Trust
2,016	Series 2004-AR7, Class A1, FRN, 3.53%, 09/25/34	2,028
653	Series 2004-AR8, Class Class 2A1, FRN, 3.50%, 11/25/34	655
1,450	LB-UBS Commercial Mortgage Trust
	Series 2003-C5, Class A2, 3.48%, 07/15/27	1,423
3,262	Medallion Trust (Australia)
	Series 2004-1G, Class A1, FRN, 3.42%, 05/25/35	3,266
1,850	Mound Financing plc (United Kingdom)
	Series 3A, Class A1-1, FRN, 3.37%, 02/08/08 (e)	1,850
168	Residential Asset Securitization Trust
	Series 2002-A14J, Class A2, 5.15%, 01/25/33	168
1,128	RMAC plc (United Kingdom)
	Series 2004-NS1, Class A1B, FRN, 3.11%, 12/12/20 (e)	1,128
1,176	Thornburg Mortgage Securities Trust
	Series 2003-2, Class A1, FRN, 3.43%, 04/25/43	1,178
		25,884
	Total Collateralized Mortgage Obligations
	(Cost $32,003)	31,945
CORPORATE BONDS — 47.1%
Automobiles — 2.9%
1,100	American Honda Finance Corp.
	FRN, 3.26%, 10/22/07 (e) (m)	1,100
2,200	DaimlerChrysler N.A. Holding Corp.
	Series D, FRN, 3.60%, 11/17/06	2,191
	Ford Motor Credit Co.
600	6.88%, 02/01/06 (m)	607
1,500	FRN, 4.00%, 03/21/07	1,458
		5,356
Capital Markets — 4.4%
1,900	Goldman Sachs Group, Inc.
	FRN, 3.19%, 03/30/07	1,901
	Lehman Brothers Holdings, Inc.
750	3.15%, 05/31/07	750
2,950	FRN, 3.26%, 04/20/07	2,954
	Morgan Stanley Group, Inc.
600	FRN, 3.27%, 01/18/08	600
500	FRN, 3.31%, 07/27/07	500
1,250	FRN, 3.35%, 11/09/07	1,250
		7,955
Commercial Banks — 13.4%
1,750	Allied Irish Banks plc (Ireland)
	4.02%, 12/31/49 (e)	1,765
3,300	Banco Santander Chile (Chile)
	3.31%, 12/09/09, FRN (e) (m)	3,298
4,600	Deutsche Bank AG NY
	FRN, 3.50%, 05/15/07	4,598
700	Hana Bank
	3.89%, 09/29/06	705
1,300	ING Bank N.V. (Netherlands)
	FRN, 3.39%, 10/14/14	1,301
1,550	Keycorp
	FRN, 3.36%, 07/23/07	1,551
	National Australia Bank, Ltd. (Australia)
1,600	FRN, 3.50%, 03/12/13	1,609
700	FRN, 3.67%, 08/29/13	703
1,000	VAR, 3.35%, 06/23/14	1,001
2,900	Sigma Finance Corp.
	3.71%, 09/15/06 (e) (i)	2,900
5,000	TD North America LP
	FRN, 3.46%, 04/23/09 (e)	5,003
		24,434
Commercial Services & Supplies — 0.1%
200	Wake Forest University
	VAR, 3.09%, 07/01/17	200
Consumer Finance — 3.5%
500	Capital One Bank
	6.88%, 02/01/06 (m)	510
	General Motors Acceptance Corp.
420	6.75%, 01/15/06 (m)	423
1,450	FRN, 4.10%, 07/16/07	1,363
3,100	HSBC Finance Corp
	FRN, 3.33%, 07/27/07	3,107

1,030	International Lease Finance Corp.
	4.00%, 01/17/06 (m)	1,031
		6,434
Diversified Financial Services — 8.5%
	Counts Trust
1,400	Series 2002-10, FRN, 4.05%, 08/15/07 (e) (i)	1,410
1,400	Series 2002-11, FRN, 4.10%, 08/15/07 (e) (i)	1,411
	Racers
2,000	Series 2001-8, Class MM, FRN, 2.96%, 09/01/05 (e) (i) (m)	1,995
1,400	Series 2005-7, Class C, FRN, 3.28%, 05/09/06 (e) (i) (m)	1,400
5,500	SPARCS Trust
	Series 2004-4, FRN, 3.49%, 11/21/07 (e) (i)	5,500
970	Texas Municipal Gas Corp.
	2.60%, 07/01/07 (e)	963
1,200	Twin Reefs Pass-Through Trust
	FRN, 4.09%, 12/31/49 (e)	1,195
1,550	Two-Rock Pass Through Trust (Bermuda)
	FRN, 4.19%, 12/31/49 (e)	1,536
		15,410
Diversified Telecommunication Services — 0.2%
350	SBC Communications, Inc.
	5.75%, 05/02/06 (m)	356
Electric Utilities — 1.6%
900	Appalachian Power Co
	FRN, 3.42%, 06/29/07 (m)	902
1,000	Dominion Resources, Inc.
	FRN, 3.57%, 05/15/06 (m)	1,002
297	Pacific Gas & Electric Co.
	FRN, 3.82%, 04/03/06 (m)	297
650	Pinnacle West Energy Corp.
	FRN, 3.63%, 04/01/07 (e)	650
		2,851
Food & Staples Retailing — 0.4%
750	Safeway, Inc.
	FRN, 3.68%, 11/01/05 (m)	751
Food Products — 0.5%
800	Cadbury Schweppes Finance plc (United Kingdom)
	5.75%, 04/19/06 (m)	812
Household Products — 0.9%
1,650	Clorox Co.
	FRN, 3.13%, 12/14/07 (e)	1,652
Insurance — 3.7%
2,400	ASIF Global Financing
	FRN, 3.25%, 03/14/08 (e) (m)	2,400
2,350	Genworth Financial, Inc.
	FRN, 3.16%, 06/15/07	2,354
1,950	Oil Insurance Ltd. (Bermuda)
	VAR, 3.26%, 06/09/06 (e) (i) (m)	1,951
		6,705
Pharmaceuticals — 0.6%
1,100	Merck & Co., Inc.
	VAR, 4.73%, 02/22/06 (e) (m)	1,106
Real Estate — 2.2%
300	Duke Realty LP
	FRN, 3.31%, 12/22/06 (REIT)	300
1,000	iStar Financial, Inc.
	FRN, 3.30%, 03/03/08 (REIT)	987
2,700	Westfield Capital Corp Ltd. (Australia)
	FRN, 3.51%, 11/02/07 (e)	2,704
		3,991
Road & Rail — 0.6%
1,100	CSX Corp.
	FRN, 3.51%, 08/03/06	1,102
Telecommunication Services — 1.4%
	BellSouth Corp.
1,900	FRN, 3.39%, 11/15/07 (m)	1,902
600	VAR, 4.26%, 04/26/06 (e) (m)	602
		2,504
Thrifts & Mortgage Finance — 2.2%
2,900	Countrywide Home Loans
	Series 2002-31, Class A3, FRN. 3.52%, 11/16/07	2,902

1,150	Sovereign Bancorp
	FRN, 3.62%, 08/25/06	1,150
		4,052
	Total Corporate Bonds
	(Cost $85,808)	85,671
MUNICIPAL BONDS — 1.2%
Illinois — 0.5%
1,000	State of Illinois, Taxable, Pension
	GO, 2.50%, 06/01/08	957
Texas — 0.7%
1,250	Texas Public Finance Authority, Taxable, Unemployment Compensation
	Series B, Rev., 2.00%, 06/15/05	1,249
	Total Municipal Bonds
	(Cost $2,249)	2,206

U.S. TREASURY OBLIGATIONS — 0.2%
350	U.S. Treasury Notes
	2.75%, 06/30/06 (m) (Cost $347)	348
SHORT-TERM INVESTMENTS — 0.7%
Commercial Paper — 0.6%
1,100	Altria Group, Inc.
	3.34%, 06/03/05 (a) (m)	1,100
U.S. Treasury Security — 0.1%
150	U.S. Treasury Bills
	2.95%, 08/25/05 (k) (m)	149
	Total Short-Term Investments
	(Cost $1,249)	1,249

Total Investments — 99.4%
(Cost $181,267)		180,999
Other Assets in Excess of Liabilities — 0.6%		1,041
Net Assets — 100.0%		$182,040

Abbreviations:

FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2005.
GO	General Obligation Bond
IO	Interest Only
REIT	Real Estate Investment Trust
Rev.	Revenue Bond
TBA	To Be Announced
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2005.
(a)	Non-income producing security
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment of refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments was as follows:

Aggregate gross unrealized appreciation	$217
Aggregate gross unrealized depreciation	(485)
Net unrealized appreciation/depreciation	$(268)

Federal income tax cost of investments	$181,267

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/05	Unrealized Appreciation (Depreciation)
	Long Futures Outstanding
26	2 Year U.S. Treasury Notes	September, 2005	5,394	7
102	10 Year U.S. Treasury Notes	September, 2005	11,510	43
22	Eurodollar	September, 2005	5,293	2

	Short Futures Outstanding
(22)	Eurodollar	June, 2006	(5,267)	(12)
(10)	5 Year U.S. Treasury Notes	September, 2005	(1,086)	(2)
				$38

JPMorgan Federal Money Market Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 100.0%
	Federal Farm Credit Bank - 34.2%
$150,000	2.91%, 06/01/05 FRN (m)	$150,000
75,000	3.04%, 06/01/05 FRN	75,000
100,000	3.03%, 06/01/05 FRN	99,990
50,000	3.02%, 06/01/05 FRN	50,000
75,000	3.02%, 06/01/05 FRN	75,000
75,000	3.02%, 06/01/05 FRN	75,000
75,000	3.02%, 06/01/05 FRN	75,000
100,000	3.03%, 07/25/05 FRN	99,975
100,000	3.01%, 06/29/05 FRN	99,961
50,000	3.01%, 08/09/05 FRN	49,962
50,000	3.01%, 08/20/05 FRN	49,966
70,000	3.04%, 06/28/05 FRN	69,992
150,000	2.99%, 06/01/05 FRN	149,978
150,000	3.00%, 06/01/05 FRN	149,990
		1,269,814

	Federal Home Loan Bank - 63.9%
413,314	2.96%, 06/01/05, DN (n)	413,314
75,000	2.81%, 06/08/05, DN (n)	74,959
129,640	2.92%, 06/29/05, DN (n)	129,347
50,000	2.98%, 07/13/05, DN (n)	49,827
185,000	3.01%, 07/27/05, DN (n)	184,137
129,000	3.02%, 07/29/05, DN (n)	128,375
122,196	2.82%, 08/03/05, DN (n)	121,596
125,000	2.94%, 08/05/05, DN (n)	124,339
147,840	3.22%, 09/21/05, DN (n)	146,373
46,950	3.20%, 10/07/05, DN (n)	46,421
16,729	3.21%, 10/12/05, DN (n)	16,533
47,445	3.21%, 10/14/05, DN (n)	46,881
56,070	2.96%, 06/15/05, DN (n)	56,006
125,000	3.17%, 08/26/05 FRN	124,987
270,000	2.83%, 06/08/05 FRN	269,960
200,000	2.88%, 06/12/05 FRN	199,972
32,000	2.28%, 06/15/05	31,999
12,000	2.50%, 02/24/06	11,932
75,000	2.97%, 06/02/05 FRN	74,951
125,000	2.88%, 06/13/06 FRN	124,926
		2,376,835
	Tenessee Valley Authority - 1.9%
20,000	6.38%, 06/15/05	20,028
50,000	2.93%, 06/30/05	49,882
		69,910

Total Investments — 100.0% (Amortized Cost $3,716,559)		$3,716,559
Other Liabilities in Excess of Assets — (0.0)% (g)		(585)
Net Assets — 100.0%		$3,715,974

Abbreviations:

DN	Discount Note
FRN	Floating Rate Note

(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.

JPMorgan Global Strategic Income Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amount in thousands)

Principal Amount	Security Description	Value
ASSET BACKED SECURITIES — 1.4%
	AmeriCredit Automobile Receivables Trust
$9	Series 2003-CF, Class A3, 2.75%, 10/06/07 (m)	$9
10	Series 2003-CF, Class A4, 3.48%, 05/06/10 (m)	10
15	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	15
10	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	10
	Capital Auto Receivables Asset Trust
25	Series 2003-2, Class A4A, 1.96%, 01/15/09 (m)	24
16	Series 2003-2, Class A3B, FRN, 3.13%, 02/15/07 (m)	16
10	Capital One Auto Finance Trust Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	10
15	Citibank Credit Card Issuance Trust Series 2001-A6, Class A6, 5.65%, 06/16/08 (m)	15
	Countrywide Asset-Backed Certificates
18	Series 2003-5, Class AF3, 3.61%, 04/25/30 (m)	18
15	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	15
10	Daimler Chrysler Auto Trust Series 2003-A, Class A4, 2.88%, 10/08/09 (m)	10
75	Ford Credit Auto Owner Trust Series 2004-A, Class A4, 3.54%, 11/15/08 (m)	74
20	Long Beach Mortgage Loan Trust Series 2003-3, Class A, FRN, 3.41%, 07/25/33	20
10	M&I Auto Loan Trust Series 2003-1, Class A4, 2.97%, 04/20/09	10
	Onyx Acceptance Grantor Trust
15	Series 2003-C, Class A4, 2.66%, 05/17/10	15
10	Series 2003-D, Series A4, 3.20%, 03/15/10	10
8	Option One Mortgage Loan Trust Series 2003-5 Class A2, FRN, 3.41%, 08/25/33	8
20	PSE&G Transition Funding LLC Series 2001-1, Class A6, 6.61%, 06/15/15	23
	Residential Asset Securities Corp.
5	Series 2002-KS4, Class AIIB, FRN, 3.34%, 07/25/32	5
13	Series 2003-KS5, Class AIIB, FRN, 3.38%, 07/25/33	13
20	Triad Auto Receivables Owner Trust Series 2003-B, Class A4, 3.20%, 12/13/10	20
14	Wachovia Asset Securitization, Inc. Series 2002-HE2, Class A, FRN, 3.52%, 12/25/32	14
15	WFS Financial Owner Trust Series 2003-4, Class A4, 3.15%, 05/20/11	15

	Total Asset Backed Securities (Cost $383)	379

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Agency CMO — 0.7%
885	Federal National Mortgage Association Interest STRIPS Series 357, Class 2, TBA, 5.00%, 02/01/35 (m)	197
Non-Agency — 1.8%
25	Bear Stearns Commercial Mortgage Securities Series 2004-PWR6, Class A4, 4.52%, 11/11/41 (m)	25
	CS First Boston Mortgage Securities Corp.
2,477	Series 2, Class X, IO, VAR, 0.96%, 06/25/20 (e) (m)	18
150	Series 2001-CK1, Class A3, 6.38%, 12/16/35 (m)	163
1	DLJ Mortgage Acceptance Corp. Series 1997-D, Class CTFS, HB, VAR, 122.76%, 07/28/27 (e) (m)	1
	Greenwich Capital Commercial Funding Corp.
45	Series 2003-C1, Class A4, 4.11%, 07/05/35	44
40	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42	41
40	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42	41
60	LB-UBS Commercial Mortgage Trust Series 2001-C2, Class A2, 6.65%, 11/15/27	66
32	MASTR Alternative Loans Trust Series 2004-13, Class 10A1, 8.00%, 01/25/35	34
20	Morgan Stanley Dean Witter Capital I Series 2003-HQ2, Class A2, 4.92%, 03/12/35	20
40	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42	41
		494
	Total Collateralized Mortgage Obligations (Cost $857)	691
CORPORATE BONDS — 28.6%
Aerospace & Defense — 0.2%
15	General Dynamics Corp. 2.13%, 05/15/06 (m)	15
40	L-3 Communications Corp. 7.63%, 06/15/12	42
		57

Airlines — 0.5%
129	Northwest Airlines, Inc. 8.07%, 10/01/19	143
Auto Components — 0.3%
	TRW Automotive, Inc.
10	9.38%, 02/15/13	11
30	11.00%, 02/15/13	33
35	Tenneco Automotive, Inc. 8.63%, 11/15/14	34
10	United Components, Inc. 9.38%, 06/15/13	9
		87
Automobiles — 1.4%
	Ford Motor Credit Co.
65	FRN, 4.71%, 01/15/10	59
25	7.00%, 10/01/13	23
240	7.38%, 10/28/09 (m)	232
70	7.88%, 06/15/10	68
		382
Capital Markets — 0.8%
40	Arch Western Finance LLC 6.75%, 07/01/13 (m)	41
160	Goldman Sachs Group, Inc. 5.13%, 01/15/15	163
5	National Rural Utilities Cooperative Finance Corp. 6.50%, 03/01/07	5
		209
Chemicals — 0.7%
10	Albemarle Corp. 5.10%, 02/01/15 (m)	10
40	Crompton Corp. 9.88%, 08/01/12 (m)	46
5	Dow Chemical Co. (The) 7.38%, 11/01/29 (m)	6
25	Huntsman LLC 12.00%, 07/15/12 (e)	29
15	ICI Wilmington, Inc. 5.63%, 12/01/13	15
10	Lyondell Chemical Co. 9.63%, 05/01/07	11
40	Nalco Co. 7.75%, 11/15/11	42
	PolyOne Corp.
10	8.88%, 05/01/12	10
25	10.63%, 05/15/10	27
		196
Commercial Banks — 1.3%
20	ANZ Capital Trust 5.36%, 12/31/49 (e) (m)	20
10	Cadets Trust 4.80%, 07/15/13 (e) (m)	10
10	FleetBoston Financial Corp. 7.25%, 09/15/05 (m)	10
5	ForeningsSparbanken AB (Sweden) 9.00%, 12/31/49, VAR (e)	6
15	HBOS Treasury Services plc (United Kingdom) 3.60%, 08/15/07 (e) (m)	15
	HSBC Capital Funding LP/Jersey Channel Islands (Jersey)
130	VAR, 4.61%, 12/31/49 (e)	126
30	VAR, 9.55%, 12/31/49 (e)	37
15	Industrial Bank of Korea (South Korea) VAR, 4.00%, 05/19/14 (e)	14
10	KBC Bank Funding Trust III VAR, 9.86%, 11/29/49 (e)	12
	RBS Capital Trust I
85	VAR, 5.51%, 12/31/49	88
5	VAR, 6.43%, 12/29/49	5
20	Suntrust Bank 2.50%, 11/01/06	20
		363

Commercial Services & Supplies — 0.6%
70	Allied Waste North America 7.38%, 04/15/14 (m)	64
10	Cendant Corp. 7.13%, 03/15/15 (m)	11
45	Corrections Corp. of America 6.25%, 03/15/13 (e) (m)	44
30	Iron Mountain, Inc. 8.63%, 04/01/13	31
25	United Rentals North America, Inc. 6.50%, 02/15/12	25
		175
Consumer Finance — 0.4%
	American General Finance Corp.
25	3.00%, 11/15/06 (m)	24
5	4.50%, 11/15/07 (m)	5
35	General Motors Acceptance Corp. 6.13%, 09/15/06	35
35	SLM Corp. 5.63%, 04/10/07	36
		100
Containers & Packaging — 0.6%
20	AEP Industries, Inc. 7.88%, 03/15/13 (e) (m)	20
	Graphic Packaging International Corp.
10	8.50%, 08/15/11	10
20	9.50%, 08/15/13	20
15	Group 1 Automotive, Inc. 8.25%, 08/15/13	15
25	Jefferson Smurfit Corp. US 7.50%, 06/01/13	23
75	Owens-Brockway Glass Container, Inc. 8.25%, 05/15/13	81
		169
Diversified Financial Services — 5.2%
250	Aries Vermoegensverwaltungs GmbH 9.60%, 10/25/14 (e)	321
30	CanWest Media, Inc. (Canada) 8.00%, 09/15/12 (e)	31
45	Consolidated Communications Illinois/Texas Holdings, Inc. 9.75%, 04/01/12 (e) (m)	45
947	Core Investment Grade Bond Trust I 4.73%, 11/30/07 (m)	948
5	Prudential Holdings LLC 8.70%, 12/18/23 (e)	7
55	UGS Corp. 10.00%, 06/01/12	60
45	Visant Corp. 7.63%, 10/01/12	43
		1,455
Diversified Telecommunication Services — 3.3%
	BellSouth Corp.
200	4.20%, 09/15/09 (m)	199
20	6.00%, 11/15/34 (m)	21
15	British Telecommunications plc (United Kingdom) 8.88%, 12/15/30 (m)	21
50	Cincinnati Bell, Inc. 8.38%, 01/15/14 (m)	49
40	Citizens Communications Co. 6.25%, 01/15/13 (m)	39
	Deutsche Telekom International Finance BV (Netherlands)
30	5.25%, 07/22/13 (m)	31
5	8.75%, 06/15/30 (m)	7
	France Telecom S.A. (France)
15	8.00%, 03/01/11	17
10	8.75%, 03/01/31	14
15	MCI, Inc. 8.74%, 05/01/14	17
50	Qwest Corp. 9.13%, 03/15/12 (e)	54
75	Royal KPN NV (Netherlands) 8.00%, 10/01/10	87
	SBC Communications, Inc.
10	5.10%, 09/15/14	10
20	5.63%, 06/15/16	21
	Sprint Capital Corp.
110	6.90%, 05/01/19	125
5	8.75%, 03/15/32	7
180	Verizon Global Funding Corp. 7.38%, 09/01/12	210
		929

Electric Utilities — 0.7%
10	Alabama Power Co. 2.80%, 12/01/06 (m)	10
50	Dominion Resources, Inc. 6.30%, 03/15/33 (m)	54
5	DTE Energy Co. 6.38%, 04/15/33 (m)	5
15	FPL Group Capital, Inc. 7.63%, 09/15/06 (m)	16
10	Pacificorp 4.30%, 09/15/08	10
10	Pepco Holdings, Inc. 7.45%, 08/15/32	12
	Progress Energy, Inc.
25	6.85%, 04/15/12	27
5	7.00%, 10/30/31	6
25	Sierra Pacific Resources 8.63%, 03/15/14	27
20	Texas Genco LLC/Texas Genco Financing Corp. 6.88%, 12/15/14 (e)	21
		188
Electronic Equipment & Instruments — 0.3%
40	Celestica, Inc. (Canada) 7.88%, 07/01/11 (m)	42
30	Flextronics International Ltd. (Singapore) 6.50%, 05/15/13 (m)	30
		72
Energy Equipment & Services — 0.1%
15	Hanover Compressor Co. 9.00%, 06/01/14	16
5	Transocean, Inc. (Cayman Islands) 7.50%, 04/15/31	6
		22
Food & Staples Retailing — 0.1%
20	Safeway, Inc. 4.13%, 11/01/08	20
Food Products — 0.1%
10	Del Monte Corp. 6.75%, 02/15/15 (e) (m)	10
25	Dole Food Co., Inc. 7.25%, 06/15/10 (m)	25
		35
Gas Utilities — 0.3%
55	Amerigas Partners LP
	7.25%, 05/20/15 (e) (m)	55
15	Nisource Finance Corp.
	6.15%, 03/01/13	17
		72
Health Care Equipment & Supplies — 0.0%(g)
10	Hospira, Inc. 4.95%, 06/15/09	10
Health Care Providers & Services — 1.9%
15	Alderwoods Group, Inc. 7.75%, 09/15/12 (e) (m)	16
130	Ardent Health Services, Inc. 10.00%, 08/15/13 (m)	158
25	Extendicare Health Services, Inc. 6.88%, 05/01/14 (m)	24
75	HCA, Inc. 6.75%, 07/15/13	79
700	Mariner Health Group, Inc. 9.50%, 04/01/06 (a) (m)	—
45	Select Medical Corp. 7.63%, 02/01/15 (e)	44
75	Service Corp. International 6.75%, 04/01/16	74
30	Stewart Enterprises, Inc. 6.25%, 02/15/13 (e)	29
65	Tenet Healthcare Corp. 9.25%, 02/01/15 (e)	67
25	Triad Hospitals, Inc. 7.00%, 11/15/13	25
15	UnitedHealth Group, Inc. 3.30%, 01/30/08	15
		531
Hotels, Restaurants & Leisure — 0.8%
25	Argosy Gaming Co. 7.00%, 01/15/14 (m)	27
40	ITT Corp. 7.38%, 11/15/15	44

70	MGM Mirage 6.75%, 09/01/12	72
	Six Flags, Inc.
3	8.88%, 02/01/10	3
35	9.75%, 04/15/13	31
50	Vail Resorts, Inc. 6.75%, 02/15/14	50
		227
Household Durables — 0.4%
25	ALH Finance LLC/ALH Finance Corp. 8.50%, 01/15/13 (m)	23
10	Beazer Homes USA, Inc. 6.50%, 11/15/13 (m)	10
25	DR Horton, Inc.
	5.25%, 02/15/15(m)	24
20	Meritage Homes Corp. 6.25%, 03/15/15 (e)	19
35	Sealy Mattress Co. 8.25%, 06/15/14	35
		111
Household Products — 0.4%
45	Gregg Appliances, Inc. 9.00%, 02/01/13 (e)	41
20	Playtex Products, Inc. 8.00%, 03/01/11	21
45	Spectrum Brands, Inc. 7.38%, 02/01/15 (e)	44
		106
Insurance — 1.1%
10	Arch Capital Group Ltd. (Bermuda) 7.35%, 05/01/34 (m)	11
20	Aspen Insurance Holdings Ltd. (Bermuda) 6.00%, 08/15/14 (m)	21
210	ING Capital Funding Trust III VAR, 8.44%, 12/31/49	248
10	Liberty Mutual Group 7.00%, 03/15/34 (e)	11
20	Monumental Global Funding II 3.90%, 06/15/09 (e)	20
5	Odyssey Re Holdings Corp. 7.65%, 11/01/13	5
		316
Machinery — 0.2%
50	Terex Corp. 7.38%, 01/15/14	51
Media — 2.3%
70	Cablevision Systems Corp. 8.00%, 04/15/12 (e) (m)	74
65	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	65
10	Clear Channel Communications, Inc. 5.50%, 09/15/14 (m)	9
85	Dex Media, Inc. SUB, Zero Coupon, 11/15/13 (m)	68
12	DirecTV Holdings LLC/DirecTV Financing Co. 8.38%, 03/15/13 (m)	13
	Echostar DBS Corp.
45	6.38%, 10/01/11 (m)	45
15	6.63%, 10/01/14 (e) (m)	15
15	Houghton Mifflin Co. 9.88%, 02/01/13	16
25	Lodgenet Entertainment Corp. 9.50%, 06/15/13	27
5	News America, Inc. 6.20%, 12/15/34	5
30	RH Donnelley Finance Corp. I 10.88%, 12/15/12 (e)	35
30	Sinclair Broadcast Group, Inc. 8.00%, 03/15/12	31
30	Sun Media Corp. (Canada) 7.63%, 02/15/13	31
10	TCI Communications, Inc. 7.88%, 02/15/26	13
10	Time Warner Entertainment Co., LP 8.38%, 03/15/23	13
65	Time Warner, Inc. 7.63%, 04/15/31 (m)	81
25	Vertis, Inc. 9.75%, 04/01/09	26
25	Videotron Ltee (Canada) 6.88%, 01/15/14	25
40	Warner Music Group 7.38%, 04/15/14	40
		632

Metals & Mining — 0.4%
70	Euramax International, Inc. 8.50%, 08/15/11 (m)	78
20	Novelis, Inc. (Canada) 7.25%, 02/15/15 (e)	20
		98
Multi-Utilities — 0.2%
15	Dominion Resources, Inc. 8.13%, 06/15/10 (m)	17
20	Dynegy Holdings, Inc. 10.13%, 07/15/13 (e) (m)	22
10	PSEG Power LLC 8.63%, 04/15/31	14
		53
Multiline Retail — 0.3%
20	Dillard’s, Inc. 7.85%, 10/01/12 (m)	20
30	JC Penney Co., Inc. 6.88%, 10/15/15	32
45	Saks, Inc. 7.50%, 12/01/10	43
		95
Office Electronics — 0.2%
40	Xerox Corp. 7.63%, 06/15/13	44
Oil, Gas & Consumable Fuels — 1.2%
5	Alberta Energy Co., Ltd. (Canada) 7.38%, 11/01/31 (m)	6
15	BP Capital Markets plc (United Kingdom) 2.75%, 12/29/06 (m)	15
5	Canadian Natural Resources Ltd. (Canada) 7.20%, 01/15/32 (m)	6
50	Chesapeake Energy Corp. 6.63%, 01/15/16 (e) (m)	52
20	Denbury Resources, Inc. 7.50%, 04/01/13 (m)	21
	Kinder Morgan Energy Partners LP
5	5.13%, 11/15/14	5
5	7.30%, 08/15/33	6
10	7.40%, 03/15/31	12
5	7.75%, 03/15/32	6
35	Newfield Exploration Co. 6.63%, 09/01/14	36
45	Pogo Producing Co. 6.63%, 03/15/15 (e)	46
15	Premcor Refining Group, Inc. (The) 7.50%, 06/15/15	16
20	Swift Energy Co. 9.38%, 05/01/12	21
25	Valero Energy Corp. 7.50%, 04/15/32	30
55	Whiting Petroleum Corp.	55
		333
Paper & Forest Products — 0.6%
25	Ainsworth Lumber Co., Ltd (Canada) 7.25%, 10/01/12 (m)	24
25	Bowater, Inc. 6.50%, 06/15/13 (m)	24
75	Georgia-Pacific Corp. 9.50%, 12/01/11	90
5	International Paper Co. 5.85%, 10/30/12	5
30	Millar Western Forest Products Ltd. (Canada) 7.75%, 11/15/13	27
		170
Personal Products — 0.0%(g)
311	Drypers Corp. 10.25%, 06/15/07 (a) (m)	3
Real Estate — 0.2%
50	Host Marriott LP 6.38%, 03/15/15 (e)	49
10	Westfield Capital Corp., Ltd./WT Finance Aust Pty Ltd (Mult) WEA Finance LLC, 5.13%, 11/15/14 (e)	10
		59
Road & Rail — 0.1%
	Norfolk Southern Corp.
3	7.25%, 02/15/31	4
1	7.80%, 05/15/27	1
2	5.59%, 05/17/25	2
4	5.64%, 05/17/29	4
5	Union Pacific Corp. 6.65%, 01/15/11	5
		16

Semiconductors & Semiconductor Equipment — 0.1%
25		Freescale Semiconductor, Inc. 7.13%, 07/15/14	26
Textiles, Apparel & Luxury Goods — 0.1%
35		Russell Corp. 9.25%, 05/01/10	37
Wireless Telecommunication Services — 1.2%
		Intelsat Bermuda Ltd. (Bermuda)
20		FRN, 7.81%, 01/15/12 (e)	20
10		8.25%, 01/15/13 (e)	10
		New Cingular Wireless Services, Inc.
10		7.88%, 03/01/11 (m)	11
75		8.13%, 05/01/12 (m)	90
10		8.75%, 03/01/31 (m)	14
25		Nextel Communications, Inc. 6.88%, 10/31/13	27
30		PanAmSat Corp. 9.00%, 08/15/14	33
105		Rogers Wireless Communications, Inc. (Canada) 6.38%, 03/01/14	104
35		Rural Cellular Corp. 8.25%, 03/15/12	36
			345
		Total Corporate Bonds (Cost $8,657)	7,937

FOREIGN GOVERNMENT SECURITIES — 26.6%
Belgium — 0.5%
EUR	105	Kingdom of Belgium 4.25%, 09/28/13 (m)	139

Brazil — 1.5%
		Federal Republic of Brazil
99		FRN, 4.31%, 04/15/12	95
122		8.00%, 04/15/14	125
52		8.00%, 04/15/14	53
20		8.88%, 10/14/19	21
35		12.75%, 01/15/20	46
30		12.25%, 03/06/30	39
45		8.25%, 01/20/34	43
5		11.00%, 08/17/40	6
			428
Canada — 1.5%
		Government of Canada
CAD	65	5.50%, 06/01/10 (m)	57
CAD	15	8.00%, 06/01/27 (m)	18
150		Province of Ontario 6.00%, 02/21/06	152
		Province of Quebec
100		6.13%, 01/22/11	109
50		7.50%, 09/15/29	68
			404
Colombia — 0.7%
		Government of Colombia
50		8.25%, 12/22/14	52
47		9.75%, 04/09/11 (m)	54
30		9.75%, 04/09/11	34
50		10.75%, 01/15/13	59
			199
Dominican Republic — 1.4%
359		Dominican Republic 9.50%, 09/27/11	380
Germany — 3.0%
		Bundesrepublic Deutschland
EUR	317	4.75%, 07/04/34 (m)	454
EUR	80	5.25%, 11/15/02 (m)	106
EUR	130	5.25%, 01/04/11 (m)	180
EUR	50	6.25%, 01/04/24 (m)	83
			823
Egypt — 0.1%
25		Government of Egypt 8.75%, 07/11/11	30
El Salvador — 0.7%
		Government of El Salvador
20		7.63%, 09/21/34 (e)	22
155		8.25%, 04/10/32 (e) (m)	161
			183

France — 4.1%
Government of France
EUR	560	4.00%, 04/25/09 (m)	728
EUR	20	4.00%, 04/25/13 (m)	26
EUR	220	4.00%, 04/25/14 (m)	287
EUR	40	5.00%, 10/25/16 (m)	57
EUR	30	5.75%, 10/25/32 (m)	49
1,147
South Africa — 1.1%
120	Government of South Africa 8.50%, 06/23/17	154
35	8.50%, 06/23/17	45
50	8.50%, 06/23/17	64
40	9.13%, 05/19/09	46
309
Italy — 0.5%
150	Government of Italy 3.63%, 09/14/07	149
Malaysia — 0.4%
100	Governemnt of Malaysia 7.50%, 07/15/11	116
Mexico — 0.6%
United Mexican States
35	8.13%, 12/30/19	43
80	8.30%, 08/15/31	99
20	11.50%, 05/15/26	32
174
Panama — 1.1%
Government of Panama
115	7.25%, 03/15/15	123
145	8.88%, 09/30/27	169
292
Peru — 1.6%
Government of Peru
141	5.00%, 03/07/17	133
102	5.00%, 03/07/17	97
70	8.38%, 05/03/16	78
76	8.38%, 05/03/16	85
30	8.75%, 11/21/33	33
25	9.88%, 02/06/15	31
457
Russia — 1.4%
Russian Federation
203	SUB, 5.00%, 03/31/30	222
95	12.75%, 06/24/28	169
391
Trinidad & Tobago — 0.1%
20	Government of Trinidad & Tobago 9.75%, 07/01/20	28
Turkey — 0.8%
Government of Turkey
55	11.00%, 01/14/13	68
30	11.50%, 01/23/12	37
80	11.88%, 01/15/30	111
216
Ukraine — 1.8%
Government of Ukraine
250	6.88%, 03/04/11 (e)	261
230	7.65%, 06/11/13	250
511
United Kingdom — 1.0%
U.K. Treasury Gilt
GBP	15	4.75%, 09/07/15 (m)	28
GBP	70	5.00%, 03/07/08 (m)	130
GBP	20	5.75%, 12/07/09 (m)	39
GBP	20	6.00%, 12/07/28 (m)	45
GBP	10	8.00%, 09/27/13 (m)	22
264
Venezuela — 2.7%
Government of Venezuela
65	7.00%, 02/01/18	56
300	9.25%, 09/15/27	302
340	10.75%, 09/19/13	386
744
Total Foreign Government Securities (Cost $6,872)	7,384

PRIVATE PLACEMENTS — 9.0%
1,286	270 5th Ave., Secured by First Mortgage and Agreement on Co-op Apartment Building in Brooklyn, New York, 6.93%, 08/01/18 (i)	1,432
510	3512 Oxford Ave., Secured by First Mortgage and Agreement on Co-op Apartment in Riverdale, New York, 8.45%, 06/01/17 (i)	600
437	86-06/86-42 155th St., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, New York, 7.00%, 01/01/14 (i)	473

Total Private Placements (Cost $2,233)	2,505

SUPRANATIONAL NOTES & BONDS — 0.8%

200	Inter-American Development Bank (Snat) 7.38%, 01/15/10 (Cost $202)	230

U.S. GOVERNMENT AGENCY MORTGAGES — 9.9%
	Federal Home Loan Mortgage Corp. Gold Pool
20	6.00%, 05/01/17 (m)	21
73	6.00%, 01/01/35 (m)	74
	Federal National Mortgege Association Pool
90	5.50%, 06/01/34 (m)	92
476	5.50%, 12/01/34 (m)	483
380	5.50%, 11/01/34 (m)	385
405	6.00%, 03/01/33 (m)	417
509	6.00%, 01/01/35 (m)	524
440	6.50%, 01/01/35 (m)	458
48	6.50%, 02/01/35 (m)	50
220	7.00%, 01/01/35 (m)	233
15	7.00%, 02/01/35 (m)	15

	Total U.S. Government Agency Mortgages (Cost $2,764)	2,752

U.S. GOVERNMENT AGENCY SECURITIES — 20.0%
	Federal National Mortgage Association Pool
1,200	5.00%, 07/25/20	1,211
300	5.50%, 07/15/34	306
2,250	5.50%, 07/25/35	2,276
1,715	6.00%, 05/25/35	1,763

	Total U.S. Government Agency Securities (Cost $5,515)	5,556

U.S. TREASURY OBLIGATIONS — 3.7%
	U.S. Treasury Bonds
20	5.38%, 02/15/31 (m)	23
125	5.50%, 08/15/28 (k) (m)	145
	U.S. Treasury Notes
110	1.88%, 11/30/05 (k) (m)	109
30	2.50%, 09/30/06 (m)	30
110	3.13%, 01/31/07 (m)	109
90	3.50%, 02/15/10 (m)	89
30	3.63%, 01/15/10 (m)	30
40	3.75%, 03/31/07 (m)	40
130	4.00%, 03/15/10 (m)	132
10	4.00%, 04/15/10 (m)	10
25	4.00%, 02/15/15 (m)	25
178	4.25%, 11/15/14 (m)	181
110	6.63%, 05/15/07 (k) (m)	116

	Total U.S. Treasury Obligations
	(Cost $1,036)	1,039

Shares
WARRANTS — 0.0% (g)
—	(h)	Startec Global Communications, expires 5/15/08 (a) (m) (Cost $0 (h))
			—	(h)

SHORT-TERM INVESTMENTS — 16.4%
Investment Companies — 16.3%
4,516		JPMorgan Prime Money Market Fund 2.91%, 12/31/49 (b) (m)	4,516

Principal Amount
U.S. Treasury Securities — 0.1%
26	U.S. Treasury Bills 2.67%, 07/14/05 (k) (m)	26

	Total Short-Term Investments (Cost $4,542)	4,542
Total Investments — 118.9% (Cost $33,035)		33,015
Other Liabilities in Excess of Assets — (18.9)%		(5,254)
Net Assets — 100.0%		$27,761

CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2005.
GBP	Great Britain Pound
HB	High Coupon Bonds

IO	Interest Only
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2005.
TBA	To Be Announced
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2005.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(d)	Defaulted Security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

HB High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool.  The yields on these securities are yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.  These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,259
Aggregate gross unrealized depreciation	(1,279)
Net unrealized appreciation/depreciation	$(20)

Federal income tax cost of investments	$33,035

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/05	Unrealized Appreciation (Depreciation)
	Long Futures Outstanding
12	EURO SCHATZ	June, 2005	$1,572	$5
12	US Treasury Bonds	September, 2005	1,395	14
10	2 Year Treasury Notes	September, 2005	2,075	2
4	5 Year Treasury Notes	September, 2005	434	1
4	10 Year Treasury Notes	December, 2005	448	1

	Short Futures Outstanding
(5)	EURO-BOBL	June, 2005	(702)	(4)
(6)	EURO-BUND	June, 2005	(865)	(38)
(2)	US Treasury Bonds	September, 2005	(232)	(2)
(3)	5 Year Treasury Notes	September, 2005	(326)	(1)
(22)	10 Year Treasury Notes	September, 2005	(2,487)	(5)
				$(27)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Settlement Date	Settlement Value (USD)	Value at 05/31/05 (USD)	Net Unrealized Appreciation (USD)
10	EUR	07/26/05	$13	$13	—	(h)

Contracts to Sell		Settlement Date	Settlement Value (USD)	Value at 05/31/05 (USD)	Net Unrealized Appreciation (USD)
86	CAD	07/26/05	$68	$68	—	(h)
1,756	EUR	07/26/05	2,207	2,164	43
140	GBP	07/26/05	256	255	1
			$2,531	$2,487	$44

Short Positions

Principal Amount	Security Description	Value
$(1,715)	Federal National Mortgage Association, 30 Year, 6.00%, TBA Total Premiums Received ($1,744)	$(1,763)

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
MUNICIPAL BONDS — 97.2%
Alabama — 0.3%
$1,000	Alabama 21st Century Authority, Tobacco Settlement, Rev., 5.00%, 12/01/07 (m)	$1,031
4,300	University of Alabama, Birmingham, Rev., FGIC, 5.50%, 10/01/12	4,686
		5,717
Alaska — 0.8%
2,890	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., MBIA, 5.70%, 04/01/11 (m)	3,053
	Alaska Student Loan Corp., Student Loan,
1,480	Series A, Rev., AMBAC, 5.10%, 07/01/10 (m)	1,574
1,560	Series A, Rev., AMBAC, 5.20%, 07/01/11 (m)	1,657
	City of North Slope Boro, Capital Appreciation,
7,000	Series B, GO, MBIA, Zero Coupon, 06/30/07	6,564
1,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	874
1,520	Series B, GO, MBIA, Zero Coupon, 06/30/11	1,219
		14,941
Arizona — 1.2%
2,085	Arizona Health Facilities Authority, Catholic Healthcare West, Series A, Rev., 6.13%, 07/01/09	2,184
	Arizona School Facilities Board, State School Trust,
4,360	Series A, Rev., AMBAC, 5.75%, 07/01/17	5,048
2,375	Series A, Rev., AMBAC, 5.75%, 07/01/18	2,744
1,340	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.75%, 12/01/12	1,468
	Maricopa County Stadium District,
2,960	Rev., AMBAC, 5.00%, 06/01/08	3,132
3,005	Rev., AMBAC, 5.00%, 06/01/09	3,225
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
1,075	Rev., AMBAC, 5.00%, 09/15/12	1,161
1,900	Rev., AMBAC, 5.00%, 09/15/13	2,052
1,875	Rev., AMBAC, 5.10%, 09/15/14	2,034
		23,048
California — 10.0%
2,000	ABAG Finance Authority for Nonprofit Corp., Multi-Family Housing, Edgewood Apartments Project, Series A, Rev., Adj., FNMA COLL, 5.70%, 11/01/26 (m)	2,044
1,035	ABAG Finance Authority for Nonprofit Corp., Multi-Family Housing, Ten O One Housing Apartments, Series A, Rev., GNMA COLL, 6.75%, 04/20/07 (m)	1,072
8,000	California State Department of Water Resources, Power Supply, Series A, Rev., 5.38%, 05/01/17	8,930
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.00%, 12/01/12 (p)	622
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.00%, 12/01/12	2,272
	California State Public Works Board, Department of Corrections,
3,720	Series C, Rev., 5.50%, 06/01/20	4,136
5,000	Series E, Rev., 5.00%, 06/01/18	5,402
	California State Public Works Board, Department of General Services, Butterfield State,
2,500	Series A, Rev., 5.00%, 06/01/13	2,715
2,530	Series A, Rev., 5.00%, 06/01/14	2,752
3,500	Series A, Rev., 5.00%, 06/01/19	3,759
5,000	Series A, Rev., 5.00%, 06/01/20	5,332
5,160	Series A, Rev., 5.00%, 06/01/22	5,499
2,500	California State Public Works Board, Department of Mental Health, Coalinga, Series A, Rev., 5.50%, 06/01/18	2,803
8,130	California Statewide Communities Development Authority, Catholic Healthcare West, COP, 6.00%, 07/01/09	8,501
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.00%, 11/15/18	3,185
1,000	Rev., 5.25%, 11/15/23	1,070
10,435	Contra Costa Water District, Series K, Rev., FSA, 5.50%, 10/01/14	11,731
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Asset Backed,
3,095	Series B, Rev., 5.50%, 06/01/18	3,237
3,000	Series B, Rev., 5.63%, 06/01/20	3,146
200	Irvine Ranch Water District, Dates Capital Improvement Project, COP, Adj., 2.89%, 08/01/16	200
100	Irvine Ranch Water District, Improvement District No. 182, Series A, GO, Adj., 2.89%, 11/15/13	100
	Los Angeles Wastewater System,
11,730	Sub Series A, Rev., MBIA, 4.20%, 06/01/16	12,100

11,560	Sub Series A, Rev., MBIA, 4.20%, 06/01/17	11,808
2,000	Solano County, COP, MBIA, 5.25%, 11/01/16	2,220
	State of California, Economic Recovery,
3,000	GO, 5.00%, 02/01/09	3,197
3,000	GO, 5.00%, 02/01/10	3,230
3,000	GO, 5.25%, 02/01/18	3,295
5,000	GO, FGIC-TCRS, 5.25%, 02/01/15	5,553
23,300	Series A, GO, FGIC-TCRS, 5.00%, 07/01/17	25,160
20,000	Series A, GO, MBIA, 5.00%, 07/01/15	22,103
20,000	Series D-1, GO, Adj., 3.08%, 05/01/33	20,000
5,500	Southern California Public Power Authority, San Juan Power, Power Project, Rev., FSA, Adj., 5.25%, 01/01/12 (p)	6,171
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., FSA, 5.50%, 01/01/13	5,689
		199,034
Colorado — 3.1%
1,000	Arapahoe County School District No. 5, Cherry Creek, GO, 6.00%, 12/15/14 (p)	1,115
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.00%, 02/01/17	1,395
2,355	Colorado Health Facilities Authority, Hospital, Steamboat Springs Health, Rev., 5.75%, 09/15/22 (i)	2,425
125	Colorado Housing & Finance Authority, Rev., 5.38%, 08/01/12	126
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.00%, 09/01/10	3,877
	Denver City & County,
14,185	Series B, COP, AMBAC, 5.60%, 12/01/10 (p)	16,054
14,460	Series B, COP, AMBAC, 5.60%, 12/01/10 (p)	16,366
	Denver City & County, Airport,
1,640	Series B, Rev., AMT, MBIA, 5.75%, 11/15/09	1,726
3,000	Series E, Rev., FGIC, 5.25%, 11/15/13	3,269
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, FGIC, 5.75%, 12/15/17	1,870
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, FSA, 5.75%, 12/15/12 (p)	1,960
5,000	El Paso County School District No. 11, Colorado Springs,
1,000	GO, 7.10%, 12/01/16	1,298
	GO, 7.13%, 12/01/19	6,500
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation,
2,400	Series A, Rev., MBIA, Zero Coupon, 01/01/10	2,052
1,000	Series A, Rev., MBIA, Zero Coupon, 01/01/11	818
		60,851
Connecticut — 2.5%
1,000	City of Hamden, GO, FSA, 5.00%, 07/15/12	1,108
3,905	City of Waterbury, Series A, GO, FSA, 5.50%, 04/01/12 (p)	4,429
	City of Weston,
1,200	GO, 5.00%, 07/15/11	1,324
1,200	GO, 5.13%, 07/15/12	1,342
1,250	GO, 5.13%, 07/15/13	1,407
1,250	GO, 5.13%, 07/15/14	1,415
1,300	GO, 5.25%, 07/15/15	1,490
1,300	GO, 5.25%, 07/15/15 (p)	1,479
	State of Connecticut,
5,000	Series A, GO, 5.25%, 04/15/11	5,548
7,240	Series B, GO, 5.88%, 06/15/10 (p)	8,177
10,000	Series C, GO, 5.38%, 12/15/10 (p)	11,128
9,330	Series C, GO, 5.50%, 12/15/12	10,652
		49,499
District of Columbia — 0.7%
770	District of Columbia, Series A, GO, MBIA-IBC, 6.00%, 06/01/07 (p)	795
4,035	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.25%, 05/15/24	4,152
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., FSA, 5.50%, 10/01/10	7,166
2,450	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBC, 6.00%, 06/01/07	2,529
		14,642
Florida — 3.3%
5,250	Broward County Resource Recovery, Wheelabrator, Series A, Rev., 5.00%, 12/01/06	5,393
180	Clay County Housing Finance Authority, Single Family Mortgage, Multi-County Program,
	Rev., GNMA COLL, FHA, 6.20%, 09/01/11	184
140	Rev., GNMA COLL, FHA, 6.25%, 09/01/13	143

325	Clay County Housing Finance Authority, Single Family Mortgage, Multi-County Program, Rev., GNMA COLL, FNMA COLL, 5.25%, 10/01/07	333
2,265	Coral Springs Improvement District, Water & Sewer, GO, MBIA, 6.00%, 06/01/10	2,415
1,495	Florida State Board of Education, Capital Outlay, Public Education, Series B, GO, 5.25%, 06/01/12	1,674
	City of Gulf Breeze, Miami Beach Local Government,
1,735	Series C, Rev., FGIC, 5.00%, 12/01/15	1,889
1,500	Series E, Rev., Adj., FGIC, 5.13%, 12/01/20	1,664
	Indian River County Hospital District,
1,185	Rev., FSA, 5.95%, 10/01/09	1,251
1,285	Rev., FSA, 6.00%, 10/01/10	1,358
1,750	Dade County, Aviation, Series B, Rev., AMBAC, 6.40%, 10/01/06	1,790
1,000	Miami-Dade County, Aviation, Series A, Rev., AMBAC, 6.00%, 10/01/08	1,030
	Miami-Dade County School Board,
4,000	Series B, COP, Adj., MBIA, 5.00%, 05/01/31	4,306
3,000	Series B, COP, Adj., MBIA, 5.50%, 05/01/30	3,309
30,000	Orlando Utilities Commission, Water & Electric, Multi-Modal, Series A, Rev., Adj., 4.10%, 10/01/23	30,894
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., Adj., 4.75%, 06/01/31	4,195
3,065	Volusia County, Gas Tax, Rev., FSA, 5.00%, 10/01/15	3,395
		65,223
Georgia — 1.5%
1,000	City of Atlanta, Airport Facilities, Series A, Rev., AMBAC, 6.50%, 01/01/07 (p)	1,055
1,720	Forsyth County School District, GO, 5.00%, 07/01/12	1,900
2,630	Fulton County School District, GO, 6.38%, 05/01/14	3,209
	Georgia Municipal Electric Authority, Power,
1,250	Series A, Rev., 6.50%, 01/01/12	1,424
5,000	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08 (p)	5,488
2,500	Gwinnett County School District, Series B, GO, 6.40%, 02/01/08	2,726
5,000	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.25%, 07/01/11	5,741
	State of Georgia,
3,000	Series B, GO, 6.30%, 03/01/10	3,422
5,000	Series D, GO, 5.80%, 11/01/09 (p)	5,658
		30,623
Hawaii — 0.3%
	Honolulu City & County,
1,000	Series A, GO, FSA-CR, 5.60%, 04/01/07 (p)	1,048
2,000	Series A, GO, 7.35%, 07/01/06	2,093
3,335	State of Hawaii, Series CM, GO, FGIC, 6.00%, 12/01/10	3,804
		6,945
Illinois — 4.7%
10,025	Chicago Metropolitan Water Reclamation District, GO, 5.50%, 12/01/09	11,018
	Chicago Metropolitan Water Reclamation District, Capital Improvement,
10,000	GO, 5.50%, 12/01/12 (p)	11,272
1,000	GO, 7.25%, 12/01/12 (p)	1,255
1,500	Chicago Metropolitan Water Reclamation District, Capital Improvement Bonds, GO, 7.00%, 01/01/08 (p)	1,652
3,000	Chicago O’Hare International Airport, Passenger Facility Charge, Series A, Rev., AMBAC, 5.63%, 01/01/13	3,102
1,245	Chicago Park District, Harbor Facilities, Rev., 5.38%, 01/01/06 (p)	1,263
5,300	Chicago Public Building Commission Building, Series A, MBIA, Rev., 5.25%, 12/01/11	5,886
5,000	City of Chicago, Series A, GO, FGIC, 6.75%, 01/01/35 (p)	5,887
2,130	City of Chicago, Board of Education, Depriest Elementary School Project, Series H, GO, MBIA, 5.75%, 12/01/23	2,442
	City of Chicago, Emergency Telephone System,
1,370	GO, FGIC, 5.25%, 01/01/13	1,529
1,000	GO, FGIC, 5.25%, 01/01/15	1,127
3,275	City of Chicago, Tax Increment, Junior Lien, Near South Redevelopment Project, Tax Allocation, Series A, ACA, 5.00%, 11/15/07	3,397
	Illinois Development Finance Authority, IDR,
2,753	4.90%, 06/01/10 (i)	2,758

66	4.90%, 08/01/28 (i)	66
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.38%, 10/01/15	2,878
1,665	Illinois Health Facilities Authority, Rev., 6.63%, 02/15/12	1,866
3,770	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.75%, 11/15/10	4,112
1,330	Metropolitan Pier & Exposition Authority, Dedicated State Tax, Series A-2002, Rev., 8.50%, 06/15/06 (p)	1,405
50	Metropolitan Pier & Exposition Authority, Unrefunded Balance, Dedicated State Tax, Series A-2002, Rev., 8.50%, 06/15/06	53
	Regional Transportation Authority,
1,000	Series B, GO, AMBAC, 6.40%, 06/01/12	1,166
2,810	Series D, Rev., FGIC, 7.75%, 06/01/07	3,066
	State of Illinois,
2,000	GO, MBIA, 5.25%, 06/01/08 (p)	2,150
5,000	Series A, GO, 5.00%, 03/01/19	5,385
	Town of Cicero, Tax Increment,
5,530	Series A, GO, 5.25%, 01/01/17	6,141
6,140	Series A, GO, 5.25%, 01/01/19	6,756
1,025	Will County High School District No. 204, Joliet, Limited Tax, GO, FSA, 5.38%, 12/01/12	1,142
1,350	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, FGIC, 6.35%, 06/01/07	1,438
4,445	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, FSA, Zero Coupon, 01/01/13	3,290
		93,502
Indiana — 0.7%
3,850	City of Indianapolis, Economic Development, Knob In the Woods Project, Rev., Adj., FNMA COLL, 3.45%, 12/01/24	3,834
1,670	Fifth Avenue Housing Development Corp., Industrial Mortgage, Section 8 Assisted Project, Series A, Rev., FHA, 5.05%, 08/01/11	1,671
1,500	Indiana Transportation Finance Authority, Airport Facilities, Series A, Rev., AMBAC, 6.00%, 11/01/11 (p)	1,737
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.75%, 06/01/12	2,614
3,000	Indianapolis Airport Authority, Special Facilities, Fed Ex Corp. Project, Rev., 5.10%, 01/15/17	3,188
1,702	Indianapolis, Muliti-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.35%, 12/01/16	1,800
		14,844
Iowa — 0.7%
	Iowa Finance Authority, Hospital Facilities,
2,095	Rev., 6.75%, 02/15/15	2,335
2,385	Rev., 6.75%, 02/15/16	2,651
2,440	Rev., 6.75%, 02/15/17	2,711
1,000	Iowa Higher Education Loan Authority, Rev., ACA, 5.75%, 10/01/13	1,111
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset Backed, Series B, Rev., 5.50%, 06/01/11	5,303
		14,111
Kansas — 0.6%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., MBIA, 5.25%, 10/01/10 (p)	1,503
1,600	Rev., MBIA, 5.35%, 10/01/10 (p)	1,753
	Johnson County Unified School District 232,
1,175	GO, FSA, 5.00%, 09/01/12	1,268
1,865	GO, FSA, 5.25%, 09/01/16	2,028
1,330	GO, FSA, 5.50%, 09/01/13	1,469
1,495	GO, FSA, 5.50%, 09/01/14	1,651
1,675	GO, FSA, 5.50%, 09/01/15	1,846
		11,518
Kentucky — 0.7%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 02/01/14	326
1,000	Kenton County Public Properties Corp., Package Facilities Project, First Mortgage, Series A, Rev., 5.63%, 12/01/06 (p)	1,049
5,905	Kentucky State Property & Buildings Commission, Project No. 69, Series A, Rev., FSA, 5.00%, 08/01/11 (p)	6,488
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.50%, 11/01/14	1,120
4,905	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series B, Rev., FSA, 5.00%, 07/01/12	5,408
		14,391
Louisiana — 0.3%
1,000	Port New Orleans Board of Commissioners, Sport Facilities, Rev., AMBAC, 5.50%, 04/01/08	1,064
4,980	State of Louisiana, Series A, GO, FGIC, 5.00%, 04/01/09	5,340
		6,404

Maryland — 0.9%
2,780	Maryland Community Development Administration, Department of Housing & Community Development, Single Family Program, Series 5, Rev., 5.95%, 04/01/16	2,872
	Maryland State Stadium Authority Lease, Convention Center Expansion,
3,000	Rev., AMBAC, 5.75%, 12/15/08	3,067
3,000	Rev., AMBAC, 5.80%, 12/15/09	3,067
8,402	State of Maryland, Tax Exempt Master Lease, 5.19%, 07/01/16 (i)	9,216
		18,222
Massachusetts — 4.0%
	Massachusetts Bay Transportation Authority, General Transportation Systems,
5,650	Series A, Rev., 7.00%, 03/01/08	6,234
2,045	Series A, Rev., MBIA, 5.50%, 03/01/14	2,345
1,420	Massachusetts State College Building Authority, Commonwealth Guaranteed, Series A, Rev., 7.50%, 05/01/11	1,734
10,000	Massachusetts State Turnpike Authority, Series A, Rev., 5.00%, 01/01/13 (p)	10,891
2,225	Massachusetts State Water Pollution Abatement, MWRA Program, Sub Series A, Rev., 6.00%, 08/01/09 (p)	2,495
7,275	Massachusetts State Water Pollution Abatement, Unrefunded Balance, MWRA Program, Sub Series A, Rev., 6.00%, 08/01/15	8,148
	Massachusetts Water Resources Authority,
2,000	Series A, Rev., FSA, GO, 5.50%, 08/01/13	2,289
3,000	Series C, Rev., FGIC-TCRS, GO, 5.25%, 12/01/15	3,384
	State of Massachusetts, Federal Highway,
3,200	CONS, Series C, GO, 5.25%, 08/01/13 (p)	3,571
4,000	Series A, GO, 5.38%, 08/01/08	4,283
18,545	Series A, Rev., GAN, FSA, 5.75%, 12/15/12	20,712
	University of Massachusetts Building Authority Project,
3,460	Series 04-1, Rev., AMBAC, 5.38%, 11/01/17	3,902
1,790	Series 04-1, Rev., AMBAC, 5.38%, 11/01/18	2,011
3,145	Series 04-1, Rev., AMBAC, 5.38%, 11/01/19	3,521
2,000	Series 04-1, Rev., AMBAC, 5.38%, 11/01/20	2,241
1,000	Series 04-1, Rev., AMBAC, 5.38%, 11/01/21	1,118
		78,879
Michigan — 4.6%
3,910	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/13	4,390
	Michigan State Building Authority, Facilities Program,
750	Series 1, Rev., 4.20%, 10/15/21	751
2,500	Series I, Rev., 5.50%, 10/15/12	2,792
	Michigan State Hospital Finance Authority, Ascension Health Credit,
13,050	Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	14,853
10,000	Series B, Rev, Adj., 5.30%, 11/15/33	10,301
	Michigan State Hospital Finance Authority, Trinity Health,
3,755	Series A, Rev., 5.50%, 12/01/05	3,802
4,160	Series A, Rev., 6.00%, 12/01/11	4,688
4,405	Series A, Rev., 6.00%, 12/01/12	4,919
979	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.80%, 08/20/12	1,022
10,750	Michigan State Trunk Line, Series A, Rev., 5.25%, 11/01/13	12,128
3,565	Michigan Underground Storage Tank Financial Assurance Authority, Series I, Rev., AMBAC, 5.75%, 05/01/06 (p)	3,692
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., Adj., AMBAC, 4.65%, 10/01/24	17,010
3,000	Rochester Community School District, Series I, GO, Q-SBLF, 5.50%, 05/01/09	3,270
5,445	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Rev., 6.25%, 01/01/11	6,183
1,000	Sturgis Public School District, School Building & Site, GO, Q-SBLF, 5.63%, 05/01/10 (p)	1,114
		90,915
Minnesota — 1.0%
	Minnesota Housing Finance Agency, AMT Single Family Mortgage,
730	Series C, Rev., GO, 4.85%, 01/01/24	730
510	Series G, Rev., GO, 6.25%, 07/01/26	524
3,145	Series L, Rev., 6.25%, 07/01/27	3,211
1,000	Minnesota State Municipal Power Agency, Electric, Series A, Rev., 5.25%, 10/01/19	1,095
	University of Minnesota,
5,000	Series A, Rev., GO, 5.75%, 07/01/10	5,614
8,000	Series A, Rev., GO, 5.75%, 07/01/15	9,421
		20,595
Mississippi — 0.8%
1,190	Mississippi Higher Education Assistance Corp., Series B-3, Rev., GTD Student Loan, 5.30%, 09/01/08	1,244
	State of Mississippi,
2,000	GO, 5.75%, 12/01/12	2,314
10,680	GO, 6.20%, 02/01/08 (p)	11,439
		14,997

Missouri — 1.9%
	Clay County Public School District No. 53, Liberty, Direct Deposit Program,
3,200	GO, FSA, 5.25%, 03/01/22	3,510
2,500	GO, FSA, 5.25%, 03/01/23	2,740
1,430	Kansas City Municipal Assistance Corp., Capital Improvement, Series B, Rev., AMBAC, 5.40%, 01/15/08	1,466
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage,
8,035	Series B-1, Rev., Adj., AMT, GNMA/FNMA COLL, 5.38%, 09/01/34	8,434
12,240	Series C-1, Rev., Adj., AMT, GNMA/FNMA, 4.80%, 09/01/34	12,542
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
525	Rev., FHA, 4.80%, 12/01/12	557
635	Series III, Rev., FHA, 4.70%, 12/01/11	672
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.50%, 07/01/12	1,259
3,480	Missouri State Health & Educational Facilities Authority, Park Lane Medical Center, Series A, Rev., MBIA, 5.60%, 01/01/15 (p)	3,855
3,105	St. Louis Land Clearance Redevelopment Authority, Westminster Place Apartments, Series A, Rev., Adj., FNMA COLL, 5.95%, 07/01/22	3,202
		38,237
Montana — 0.0%
335	Montana State Housing Board, Single Family Mortgage, Series A-2, Rev., AMT, 5.10%, 12/01/30	337
Nebraska — 0.6%
4,205	NEBHELP, Inc., Sub Series A-5B, Rev., MBIA, GTD Student Loan, 6.20%, 06/01/13	4,338
6,665	Nebraska Public Power District, Series B, Rev., MBIA, 5.25%, 01/01/14	7,076
		11,414
Nevada — 0.9%
8,200	Clark County, PCR, Nevada Power Co. Project, Series D, Rev., ACA, 5.30%, 10/01/11	8,209
8,200	Clark County School District,
	Series A, GO, MBIA, 7.00%, 06/01/11	9,809
		18,018
New Jersey — 4.8%
1,000	City of Elizabeth, GO, AMBAC, 6.25%, 08/15/05 (p)	1,027
2,245	City of Elizabeth, Unrefunded Balance, GO, AMBAC, 6.25%, 08/15/08	2,305
	Garden State Preservation Trust, Open Space & Farmland,
8,000	2005 Series A, Rev., FSA, 5.80%, 11/01/21	9,179
8,000	2005 Series A, Rev., FSA, 5.80%, 11/01/23	9,117
	New Jersey Economic Development Authority, Cigarette Tax,
7,500	Rev., 5.63%, 06/15/17	7,797
4,500	Rev., FGIC, 5.00%, 06/15/09	4,811
15,395	New Jersey Economic Development Authority, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/16	17,234
7,825	New Jersey State Transit Corp., Federal Transportation Administration Grants, COP, Series B, AMBAC, 5.50%, 09/15/11	8,776
	New Jersey State Turnpike Authority,
2,935	Rev., 5.70%, 05/01/13 (p)	3,202
2,585	Series G, Rev., 5.75%, 01/01/09 (p)	2,741
	New Jersey Transportation Trust Fund Authority, Transportation System,
4,570	Series A, Rev., 5.75%, 06/15/15	5,305
4,370	Series B, Rev., MBIA, 5.50%, 06/15/05	4,462
2,395	Series B, Rev., MBIA, 6.00%, 12/15/14 (p)	2,781
5,020	Series C, Rev., 5.00%, 06/15/10	5,416
10,000	State of New Jersey, GO, 5.50%, 05/01/07	10,481
		94,634
New Mexico — 0.3%
2,765	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series D, Rev., AMT, Adj., GNMA/FNMA/FHLMC COLL, 6.13%, 09/01/33	3,022
	University of New Mexico, Capital Appreciation, Sub Lien
1,030	Series B, Rev., MBIA, Zero Coupon, 06/01/07	968
1,040	Series B, Rev., MBIA, Zero Coupon, 06/01/08	946
1,115	Series B, Rev., MBIA, Zero Coupon, 06/01/09	979
		5,915
New York — 13.8%
12,405	Battery Park City Authority, Series A, Rev., 5.25%, 11/01/14	14,001
	Erie County TOB Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.38%, 07/15/10	1,231
1,505	Class A, Rev., 5.50%, 07/15/11	1,607
1,025	Class A, Rev., 5.50%, 07/15/12	1,086

1,500	Long Island Power Authority, Electric Systems, Series A, Rev., FSA, 5.50%, 12/01/13 (p)	1,719
22,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.50%, 07/01/17	25,997
	New York City,
1,770	Series A, GO, 5.00%, 08/01/07	1,846
105	Series A, GO, 7.00%, 08/01/06 (p)	111
2,220	Series B, GO, 5.00%, 08/01/06	2,274
2,865	Series B, GO, 5.00%, 08/01/07	2,987
6,055	Series B, GO, 5.50%, 12/01/11 (p)	6,859
650	Series D, GO, 5.25%, 08/01/08	693
2,100	Series D, GO, 5.75%, 08/01/07	2,221
4,000	Series D, GO, MBIA-IBC, 6.50%, 11/01/09	4,555
1,500	Series E, GO, 5.75%, 08/01/12	1,701
3,000	Series G, GO, 5.25%, 08/01/07	3,144
5,000	Series G, GO, 5.25%, 08/01/08	5,331
11,500	Series G, GO, 5.50%, 08/01/09	12,516
10,000	Series H, GO, 5.25%, 03/15/15	10,998
350	Series I, GO, MBIA-IBC, 5.75%, 03/15/06 (p)	363
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.00%, 06/15/16	2,687
	New York City Transitional Finance Authority, Future Tax Secured,
24,000	Series A, Rev., Adj., 5.50%, 11/01/26	26,810
5,550	Series C, Rev., AMBAC, 5.25%, 08/01/15	6,153
	New York City, Unrefunded Balance,
2,495	Series A, GO, 7.00%, 08/01/07	2,641
3,395	Series I, GO, MBIC-IBC, 5.75%, 03/15/07	3,520
6,300	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/08	6,501
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.25%, 07/01/13	5,673
4,025	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	4,586
	New York State Dormitory Authority, State University of New York, Stony Brook University,
4,234	Rev., 3.92%, 03/27/07 (i)	4,261
1,500	Series A, Rev., FSA-CR, 5.50%, 05/15/13	1,715
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project,
5,040	Series D, Rev., 5.38%, 06/15/16	5,635
7,745	Series D, Rev., 5.38%, 06/15/17	8,649
8,325	Series D, Rev., 5.38%, 06/15/18	9,286
3,345	Sub Series E, Rev., 5.38%, 06/15/13	3,743
6,600	Sub Series E, Rev., 5.38%, 06/15/16	7,379
8,055	Sub Series E, Rev., 5.38%, 07/15/19	8,985
4,115	New York State Housing Finance Agency, Housing Project Mortgage, Series A, Rev., FSA, 5.40%, 11/01/05	4,137
3,950	New York State Thruway Authority, Highway & Bridge Trust Fund, Series A, Rev., FGIC, 5.25%, 04/01/10	4,329
	New York State Thruway Authority, Service Contract, Local Highway & Bridge,
5,000	Rev., 5.10%, 04/01/08	5,269
10,000	Rev., 5.20%, 04/01/09	10,566
5,100	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 6.50%, 01/01/10	5,817
100	Port Authority of New York & New Jersey Special Obligation, Versatile Structure Obligation, Series 6, Rev., Adj., 2.98%, 12/01/17	100
	Sales Tax Asset Receivables Corp.,
3,000	Series A, Rev., MBIA, 5.00%, 10/15/26	3,227
6,650	Series A, Rev., MBIA, 5.25%, 10/15/19	7,426
5,000	State of New York, Series B, GO, 5.70%, 08/15/10	5,078
	Tobacco Settlement Financing Authority,
4,000	Series C-1, Rev., 5.50%, 06/01/18	4,440
4,000	Series C-1, Rev., 5.50%, 06/01/19	4,457
10,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., GO, 5.25%, 11/15/16	11,133
		275,443
North Carolina — 1.8%
	Cabarrus County, Installment Financing Contract,
2,000	COP, 5.75%, 04/01/11	2,251
2,000	COP, 5.75%, 04/01/12	2,270
3,015	Durham County, Public Improvement, Series B, GO, 5.00%, 04/01/19	3,265
705	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.13%, 07/01/13	725
	North Carolina Municipal Power Agency No. 1, Catawba Electricity,
9,155	Rev., AMBAC, 6.00%, 01/01/08	9,839
2,500	Rev., MBIA-IBC, 7.25%, 01/01/07	2,662
8,900	Series B, Rev., 6.13%, 01/01/06	9,058
6,275	Series B, Rev., 6.25%, 01/01/07	6,571
		36,641

North Dakota — 0.3%
6,145	North Dakota State Housing Finance Agency, Housing Finance Program, Series C, Rev., 5.55%, 01/01/31	6,172
Ohio — 3.6%
10,000	Butler County Transportation Improvement District, Series A, Rev., FSA, 5.13%, 04/01/17	10,672
1,250	City of Cincinnati, GO, 5.38%, 12/01/17	1,374
885	Cleveland-Cuyahoga County Port Authority, Development, Port Cleveland Bond Fund, Series A, Rev., 5.60%, 11/15/15	950
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.00%, 12/01/15	1,677
	Franklin County, Economic Development, Capitol South Community Urban,
1,395	Rev., 5.00%, 06/01/07 (i)	1,431
1,465	Rev., 5.25%, 06/01/08 (i)	1,517
1,115	Rev., 5.50%, 06/01/09 (i)	1,165
	Franklin County, Online Computer Library Center,
2,065	Rev., 5.00%, 04/15/08	2,160
1,170	Rev., 5.00%, 04/15/09	1,237
5,510	Montgomery County, Catholic Health, Rev., 5.50%, 09/01/12	6,077
4,000	Montgomery County, Solid Waste, Rev., MBIA, 5.50%, 11/01/10	4,123
3,000	Ohio Air Quality Development Authority, Edison Project, Series A, Rev., Adj., AMBAC, 3.25%, 02/01/15	3,007
355	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.90%, 02/01/14	355
9,990	Ohio Housing Finance Agency, AMT, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.00%, 09/01/31	10,378
1,605	Ohio State Water Development Authority, Rev., 9.38%, 12/01/10 (p)	1,824
	RiverSouth Authority, RiverSouth Area Redevelopment,
2,245	Series A, Rev., 5.25%, 12/01/16	2,502
1,365	Series A, Rev., 5.25%, 12/01/17	1,516
2,490	Series A, Rev., 5.25%, 12/01/18	2,755
	State of Ohio, Infrastructure Improvement,
3,200	Series D, GO, 5.00%, 03/01/17	3,493
3,360	Series D, GO, 5.00%, 03/01/18	3,658
2,530	Series D, GO, 5.00%, 03/01/19	2,742
2,060	Toledo-Lucas County Port Authority, Development, Northwest, Woodsage Project, Series B, Rev., 6.25%, 05/15/24	2,204
	Warrensville Height City School District, School Improvement,
1,000	GO, FGIC, 7.00%, 12/01/11	1,212
1,000	GO, FGIC, 7.00%, 12/01/12	1,232
1,075	GO, FGIC, 7.00%, 12/01/13	1,346
1,150	GO, FGIC, 7.00%, 12/01/14	1,462
		72,069
Oklahoma — 0.1%
2,500	Oklahoma Industries Authority, Health System, Baptist Center, Series C, Rev., AMBAC, 6.25%, 08/15/12 (p)	2,562
Oregon — 1.1%
3,000	Clackamas County Hospital Facility Authority, Legacy Health System, Rev., 5.38%, 02/15/12	3,220
	Lane County School District No. 40, Creswell,
1,475	GO, SCH BD GTY, 6.00%, 06/15/10 (p)	1,673
1,785	GO, SCH BD GTY, 6.00%, 06/15/10 (p)	2,024
1,025	GO, SCH BD GTY, 6.00%, 06/15/10 (p)	1,163
1,120	GO, SCH BD GTY, 6.00%, 06/15/10 (p)	1,270
1,000	Lane County School District No. 52, Bethel, GO, FSA, 6.00%, 06/01/06	1,031
1,305	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., MBIA, 5.30%, 01/01/16	1,418
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.50%, 11/15/12 (p)	3,427
	Polk Marion & Benton School District No. 13J,
1,000	GO, FSA, 5.75%, 06/15/10 (p)	1,123
1,405	GO, FSA, 5.75%, 06/15/10 (p)	1,577
2,095	Washington County, 5.50%, 06/01/13, GO	2,347
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series One, Rev., FGIC, 5.75%, 10/01/11	1,200
		21,473
Pennsylvania — 1.6%
5,000	Allegheny County Sanitation Authority, Sewer, Rev., MBIA, 5.38%, 12/01/17 (m)	5,576
1,250	Indian County IDA, New York State Electric & Gas Corp., Series A, Rev., MBIA, 6.00%, 06/01/06	1,288
1,500	Northeastern Pennsylvania Hospital & Education Authority, Healthcare, Wyoming Health Care, Series A, Rev., AMBAC, 6.40%, 01/01/06	1,530

13,255	Pennsylvania Higher Education,
	4.64%, 04/30/09 (i)	13,556
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage,
	Series 67-A, Rev., AMT, 5.50%, 10/01/11	1,624
	Pennsylvania State Higher Educational Facilities Authority, University of Pennsylvania, Health Services,
2,800	Series A, Rev., 6.00%, 01/01/06	2,847
2,000	Series A, Rev., 6.00%, 01/01/06 (p)	2,055
3,500	Philadelphia Authority, IDR,
	Rev., 2.15%, 01/01/18 (i)	3,441
		31,917
Puerto Rico — 1.1%
3,500	Children’s Trust Fund, Tobacco Settlement,
	Rev., 5.75%, 07/01/10 (p)	3,917
	Commonwealth of Puerto Rico,
4,800	GO, AMBAC-TCRS, 7.00%, 07/01/10	5,674
5,500	GO, MBIA-IBC, 5.50%, 07/01/09	6,034
3,000	Series C, GO, Adj., MBIA, 5.00%, 07/01/28	3,175
2,000	Puerto Rico Highway & Transportation Authority,
	Series AA, Rev., Adj., FSA, 5.00%, 07/01/26	2,177
		20,977
South Carolina — 2.8%
2,810	Charleston County, Public Improvement,
	GO, 6.13%, 09/01/12	3,157
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.00%, 12/01/14	4,516
5,500	Rev., 5.00%, 12/01/16	5,981
4,500	Rev., 5.00%, 12/01/17	4,864
2,500	Rev., 5.00%, 12/01/18	2,692
1,000	Piedmont Municipal Power Agency, Electric,
	Rev., MBIA, 6.20%, 01/01/08 (p)	1,081
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance,
	Rev., FGIC, 6.75%, 01/01/20	10,470
10,310	State of South Carolina, State School Facilities,
	Series A, GO, 4.25%, 01/01/15	10,694
	South Carolina Jobs & Economic Development Authority, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.50%, 11/01/12	1,328
1,065	Rev., RADIAN, 5.25%, 02/01/11	1,145
	South Carolina Jobs & Economic Development Authority, Hospital Facilities Improvement, Palmetto Health Alliance,
5,500	Series A, Rev., 7.00%, 12/15/10 (p)	6,296
3,000	Series A, Rev., 7.13%, 12/15/10 (p)	3,640
		55,864
South Dakota — 0.1%
1,000	South Dakota Housing Development Authority, Homeownership Mortgage,
	Series D, Rev., 4.70%, 05/01/10	1,054
Tennessee — 1.3%
1,910	City of Lawrenceburg, Electric,
	Rev., MBIA, 6.63%, 07/01/18	2,424
	Knox County, Public Improvement,
3,320	GO, 6.00%, 05/01/08 (p)	3,634
3,500	GO, 6.00%, 05/01/08 (p)	3,831
1,345	Municipal Energy Acquisition Corp., Gas,
	Rev., FSA, 4.13%, 03/01/09	1,398
7,285	Tennergy Corp., Gas,
	Rev., MBIA, 5.00%, 06/01/09	7,807
2,985	Tennessee Housing Development Agency, Homeownership Program, Issue 3A,
	Rev., AMT, GO, Zero Coupon, 07/01/06	2,862
2,860	Tennessee State School Bond Authority, Higher Education Facilities, Second Program,
	Series A, Rev., FSA, 5.00%, 05/01/08	3,023
		24,979
Texas — 8.8%
	Alvin Independent School District,
3,205	3.60%, 02/15/22 (i)	3,205
3,375	3.60%, 02/15/23 (i) (m)	3,375
3,550	4.00%, 02/15/24 (i) (m)	3,555
3,735	4.00%, 02/15/25 (i)	3,740
2,945	Arlington Independent School District,
	GO, PSF-GTD, 4.75%, 02/15/21	3,011
2,000	Austin Independent School District, Public Property Finance Contractual Obligation,
	GO, MBIA, 5.25%, 02/01/08 (p)	2,117
18,495	Beaumont Water & Sewer,
	Rev., 3.50%, 09/01/23 (i)	18,489
1,435	Carroll Independent School District, Capital Appreciation,
	GO, PSF-GTD, Zero Coupon, 02/15/14	940
1,155	Cedar Hill Independent School District, Capital Appreciation,
	GO, PSF-GTD, Zero Coupon, 08/15/12	827

170	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program,
	Rev., GNMA COLL, FHA, 8.20%, 04/01/22	179
6,200	City of Dallas, Improvement,
	Rev., MBIA, 5.25%, 08/15/07	6,505
5,495	City of Fort Worth, Water & Sewer, Improvement,
	Rev., FSA, 5.00%, 02/15/15	6,016
8,675	City of Houston,
	Series A, GO, 5.50%, 03/01/08	9,249
	City of Southlake,
700	GO, AMBAC, Zero Coupon, 02/15/09 (p)	551
1,000	GO, AMBAC, Zero Coupon, 02/15/09 (p)	693
5,000	Coastal Bend Health Facilities Development Corp.,
	Rev., AMBAC, 5.93%, 11/15/13 (p)	5,825
5,205	Coppell Independent School District, Capital Appreciation,
	GO, PSF-GTD, Zero Coupon, 08/15/16	3,000
1,305	Dallas County Flood Control District,
	GO, 9.25%, 04/01/08 (p)	1,514
5,000	Dallas Waterworks & Sewer System, Improvement,
	Rev., FSA, 5.38%, 10/01/17	5,536
5,000	Harris County Hospital District,
	Rev., MBIA, 6.00%, 02/15/13	5,589
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien,
	Series B, Rev., MBIA, Zero Coupon, 11/15/12	2,912
2,000	Hays Consolidated Independent School District, Capital Appreciation,
	GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	1,520
10,000	Houston Independent School District, Capital Appreciation,
	Series A, GO, PSF-GTD, Zero Coupon, 02/15/13	7,077
3,885	Houston Independent School District, Public Facilities Corp. Lease, Capital Appreciation, Cesar E. Chavez,
	Series A, Rev., AMBAC, Zero Coupon, 09/15/12	2,937
1,520	Katy Independent School District,
	Series A, GO, PSF-GTD, 5.00%, 02/15/11	1,655
6,720	Leander Independent School District,
	GO, PSF-GTD, Zero Coupon, 08/15/13	4,558
5,875	Lubbock Health Facilities Development Corp., St. Joseph Health Systems,
	Rev., 5.25%, 07/01/11	6,242
7,500	Pearland Independent School District,
	4.27%, 02/15/25 (i)	7,494
7,500	Pearland Independent School District, Unlimited Tax,
	4.27%, 02/15/24 (i)	7,494
2,505	Richardson Independent School District,
	GO, PSG-GTD, 5.00%, 02/15/22	2,669
7,500	State of Texas,
	Series A, GO, 6.00%, 10/01/09	8,372
3,000	State of Texas, College Student Loan,
	GO, GTD Student Loans, 5.25%, 08/01/07	3,135
3,900	Texas Public Finance Authority,
	GO, 5.00%, 10/01/17	4,218
2,540	Texas Tech University Revenues, Improvements, Financing System,
	Series 6, Rev., AMBAC, 5.25%, 02/15/16	2,709
	Texas Water Development Board, State Revolving Fund, Senior Lien,
4,700	Series A, Rev., 5.00%, 07/15/07	4,900
3,000	Series A, Rev., 5.25%, 07/15/09	3,196
1,000	Series A, Rev., 5.63%, 07/15/11	1,089
4,795	Series A, Rev., 5.63%, 07/15/12	5,296
3,175	Series B, Rev., 5.25%, 07/15/08	3,349
3,270	Tomball Independent School District, U.T. Schoolhouse,
	2.68%, 02/15/23 (i)	3,266
7,385	Tomball Independent School District,
	Series B, Adj., GO, 3.45%, 02/15/26 (i)	7,442
		175,446
Utah — 0.5%
3,800	Intermountain Power Agency, Utah Power Supply,
	Series B, Rev., MBIA, 6.50%, 07/01/10	4,388
2,840	Salt Lake City,
	GO, 5.50%, 06/15/10 (p)	3,158
1,700	Salt Lake City Municipal Building Authority,
	Series B, Rev., AMBAC, 5.50%, 10/15/14	1,868
10	Salt Lake City, Unrefunded Balance,
	Rev., 5.50%, 06/15/11	11
		9,425
Vermont — 0.2%
4,100	City of Burlington, Electric,
	Series A, Rev., MBIA, 6.38%, 07/01/09	4,620
Virgin Islands — 0.6%
2,500	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes,
	Series A, Rev., 5.63%, 10/01/10	2,641
5,000	Virgin Islands Public Finance Authority, Senior Lien, Fund Lien Notes,
	Series C, Rev., 5.50%, 10/01/06	5,146
3,070	Virgin Islands Water & Power Authority, Electric Systems,
	Rev., 5.25%, 07/01/07	3,173
		10,960

Washington — 6.4%
	Cowlitz County Public Utility District No. 1, Electric, Distribution System,
2,845	Rev., AMBAC, 5.00%, 09/01/10	3,082
2,255	Rev., AMBAC, 5.00%, 09/01/11	2,461
34,000	Energy Northwest, Washington Electric, Columbia Generating Station,
	Series B, Rev., MBIA, 5.50%, 07/01/18	36,828
13,995	Grant County Public Utility District No. 2,
	Series H, Rev., FSA, 5.38%, 01/01/15	15,370
491	Kitsap County Consolidated Housing Authority, Low Income Housing,
	Rev., GNMA COLL, 7.00%, 08/20/08	519
3,000	Kitsap County School District No. 400, North Kitsap,
	GO, SCH BD GTY, 5.00%, 12/01/16	3,232
1,300	Port Grays Harbor,
	Rev., 6.38%, 12/01/14	1,397
10,000	Seattle Municipal Light & Power, Mukilteo Improvements,
	Rev., FSA, 5.50%, 03/01/13	11,119
5,140	Snohomish County School District No. 6, Mukilteo,
	GO, FGIC, 5.70%, 12/01/12	5,894
3,525	Spokane & Whitman Counties School District No. 360-316, Cheney,
	GO, SCH BD GTY, 5.60%, 12/01/14	3,923
	State of Washington,
4,500	Series B & AT-7, GO, 6.40%, 06/01/17	5,507
4,000	Series C, GO, 5.50%, 07/01/09	4,370
	Washington Public Power Supply System, Nuclear Project No. 1,
1,000	Series A, Rev., 5.70%, 07/01/06	1,030
11,845	Series A, Rev., AMBAC, 6.00%, 07/01/08	12,880
1,300	Series B, Rev., 5.60%, 07/01/07	1,369
3,650	Series B, Rev., MBIA, 5.13%, 07/01/16	3,851
	Washington Public Power Supply System, Nuclear Project No. 2,
3,800	Series A, Rev., 5.75%, 07/01/09	4,183
1,885	Series A, Rev., 7.25%, 07/01/06 (p)	1,972
115	Washington Public Power Supply System, Nuclear Project No. 2, Unrefunded Balance,
	Series B, Rev., 7.25%, 07/01/06	120
3,000	Washington Public Power Supply System, Nuclear Project No. 3,
	Series B, Rev., MBIA-IBC, 5.65%, 07/01/08	3,233
5,000	Washington Public Power Supply System, Nuclear Project No. 3, Capital Appreciation,
	Series B, Rev., Zero Coupon, 07/01/09	4,343
		126,683
West Virginia — 0.3%
2,495	Harrison County County Commission,
	Series A, SO, 6.25%, 05/15/10 (p)	2,767
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
1,235	Series A, Rev., FGIC, 5.25%, 05/01/13	1,359
1,000	Series A, Rev., FGIC, 5.25%, 05/01/14	1,101
1,020	Series A, Rev., FGIC, 5.25%, 05/01/15	1,116
		6,343
Wisconsin — 1.8%
2,350	Milwaukee County, Corporate Purpose,
	Series A, GO, 5.63%, 09/01/10	2,580
	State of Wisconsin,
1,000	GO, 6.25%, 05/01/12	1,173
2,775	Series 1, GO, 5.00%, 11/01/07	2,909
6,275	Series 1, GO, 5.50%, 11/01/11	7,066
4,450	Series 3, GO, 5.20%, 11/01/09	4,833
3,200	State of Wisconsin, Clean Water,
	Series 1, Rev., 5.10%, 06/01/21	3,433
	Wisconsin Health & Educational Facilities Authority,
6,250	Series 1999-C, Rev., 5.70%, 05/01/14 (i)	6,729
6,250	Series 1999-D, Rev., 5.95%, 05/01/19 (i)	6,852
		35,575

	Total Municipal Bonds
	(Cost $1,836,145)	1,935,659

Shares
SHORT-TERM INVESTMENTS — 2.5%
Investment Companies — 2.5%
49,094	JPMorgan Tax Free Money Market Fund (b) (Cost $49,094)	49,094

Total Investments — 99.7%
(Cost $1,887,259)		1,984,753
Other Assets Less Liabilities — 0.3%		5,706
Net Assets — 100.0%		$1,990,459

Abbrevations:

ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CONS	Consolidated Bonds
COP	Certificates of Participation
EDR	Economic Development Revenue
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Corp.
FGIC-TCRS	FGIC Transferrable Custodial Receipts
FHA	Federal Housing Authority
FHLMC	Freddie Mac
FNMA COLL	FNMA Collateral
FSA	Financial Securities Assurance
FSA-CR	FSA Custodial Receipts
GNMA	Government National Mortgage Association
GNMA COLL	GNMA Collateral
GO	General Obligation Bond
GTD	Guaranty
GTD Student Loans	Guaranteed Student Loans
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
MBIA	MBIA Insurance Corp.
PCFA	Pollution Control Financing Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SCH BD GTY	School Bond Guarantee
SO	Special Obligation

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,583
Aggregate gross unrealized depreciation	(1,089)
Net unrealized appreciation/depreciation	$97,494

Federal income tax cost of investments	$1,887,259

JPMorgan New Jersey Tax Free Bond Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
MUNICIPAL BONDS — 95.1%
Arizona — 0.2%
$100	Phoenix Civic Improvement Corp., Water Systems, Junior Lien, Rev., 5.50%, 07/01/06 (p)	$103
California — 2.1%
1,000	Nevada Union High School District, New Haven, GO, FSA, 12.00%, 08/01/09	1,338
Connecticut — 0.3%
180	City of East Hartford, GO, FGIC, 5.25%, 05/01/15	206
Kansas — 0.5%
275	Kansas Development Finance Authority, Department of Corrections, El Dorado Unit Project, Series H, Rev., MBIA, 5.20%, 08/01/11	304
Michigan — 1.7%
985	Anchor Bay School District, GO, Q-SBLF, 5.25%, 05/01/15 (m)	1,112
New Jersey — 80.2%
140	Atlantic City, Series A, GO, MBIA, 4.00%, 08/01/10 (m)	146
450	Atlantic County, Public Facilities Lease Agreement, COP, FGIC, 6.00%, 03/01/13 (m)	525
205	Audubon School District, GO, MBIA, 4.00%, 10/01/08 (m)	212
100	Cape May County Municipal Utilities Authority, Sewer, Series A, Rev., FSA, 6.00%, 01/01/09	110
1,605	Casino Reinvestment Development Authority, Hotel Room Fee, Casino Reinvestment, Rev., AMBAC, 5.13%, 01/01/17	1,776
	City of Bayonne,
410	Series B, GO, FSA, SBRF, 5.00%, 01/15/16 (m)	455
400	Series B, GO, FSA, SBRF, 5.25%, 01/15/18	455
480	Series B, GO, FSA, SBRF, 5.25%, 01/15/19	547
505	Series B, GO, FSA, SBRF, 5.50%, 01/15/20	592
530	Series B, GO, FSA, SBRF, 5.50%, 01/15/21	622
485	Series B, GO, FSA, SBRF, 5.50%, 01/15/22	571
	City of Summit,
35	GO, SBRF, 5.70%, 06/01/09 (p)	39
1,005	GO, SBRF, 5.70%, 06/01/09 (p)	1,106
570	Essex County Improvement Authority, County Correctional Facility Project, County Guaranteed, Rev., FGIC, 5.75%, 10/01/10 (p)	643
1,385	Ewing Township School District, GO, FGIC, SBRF, 5.30%, 08/01/08 (p)	1,483
1,010	Freehold Regional High School District, GO, FGIC, SBRF, 5.00%, 03/01/16	1,136
130	Freehold Township Board of Education, GO, MBIA, SBRF, 5.00%, 02/15/11	143
	Gloucester County Improvement Authority, County Guaranteed,
100	Series A, Rev., MBIA, 5.35%, 08/01/09	109
175	Series A, Rev., MBIA, 5.70%, 08/01/10 (p)	196
320	Series B, Rev., FSA, 5.80%, 12/01/09 (p)	357
180	Series C, Rev., FSA, 5.80%, 12/01/09 (p)	201
	Gloucester Township Board of Education,
500	GO, MBIA, SBRF, 4.50%, 08/01/10	533
160	GO, MBIA, SBRF, 5.00%, 08/01/12	177
1,220	Hillsborough Township School District, GO, FSA, SBRF, 5.38%, 10/01/14	1,402
110	Howell Township, GO, MBIA, 5.00%, 01/01/09	118
	Hudson County,
1,500	COP, MBIA, 6.25%, 12/01/14	1,798

1,425	COP, MBIA, 7.00%, 12/01/12	1,741
175	Irvington Township, Series B, GO, FSA, SBRF, 5.00%, 08/01/08	186
210	Jersey City, Series A, GO, SBRF, 6.25%, 10/01/09	236
200	Jersey City Municipal Utilities Authority, Rev., FSA, 5.25%, 12/01/12	225
475	Jersey City, School Improvement, School Board Fund, Series B, GO, AMBAC, 5.25%, 03/01/14	536
530	Jersey City, Water, Series C, GO, MBIA, 5.25%, 09/01/16	595
1,000	Lenape Regional High School District, GO, FGIC, SBRF, 5.00%, 04/01/17	1,097
170	Long Hill Township, GO, 5.15%, 08/15/07	178
	Lopatcong Township Board of Education,
380	GO, FSA, SBRF, 5.63%, 07/15/10 (p)	425
400	GO, FSA, SBRF, 5.70%, 07/15/10 (p)	449
450	GO, FSA, SBRF, 5.70%, 07/15/10 (p)	505
55	Lower Township, General Improvement, GO, FSA, 4.25%, 07/15/11	58
	Mainland Regional High School District,
100	GO, SBRF, 5.20%, 11/15/06	103
105	GO, SBRF, 5.20%, 11/15/07	111
60	GO, SBRF, 5.25%, 11/15/08	65
110	GO, SBRF, 5.25%, 11/15/09	120
225	Merchantville Board of Education, GO, FSA, SBRF, 5.00%, 01/15/09	241
	Middletown Township Board of Education,
160	GO, MBIA, SBRF, 5.80%, 08/01/07 (p)	170
2,500	GO, MBIA, SBRF, 5.85%, 08/01/07 (k) (p)	2,654
1,160	Monmouth County Improvement Authority, Governmental Loan, Rev., FSA, 5.00%, 07/15/14	1,292
100	Monroe Township Board of Education, Middlesex County, GO, FGIC, SBRF, 5.00%, 09/15/10	109
100	Morris County, GO, 5.13%, 05/13/10	110
	Mount Olive Township Board of Education,
375	GO, MBIA, SBRF, 4.00%, 07/15/08	388
185	GO, MBIA, SBRF, 4.00%, 07/15/09	192
625	GO, MBIA, SBRF, 4.00%, 07/15/10	653
300	New Jersey Building Authority, State Building, Series B, Rev., FGIC, 5.25%, 12/15/15	340
1,000	New Jersey Economic Development Authority, Capital Appreciation, Motor Vehicles, Series R, Rev., MBIA, ZERO COUPON, 07/01/18	578
100	New Jersey Economic Development Authority, Municipal Loan Pool, Rev., FSA, 5.50%, 11/15/09	110
1,060	New Jersey Economic Development Authority, Performing Arts Center Project, Series A, Rev., AMBAC, 6.00%, 06/15/08	1,154
1,000	New Jersey Economic Development Authority, School Facilities Construction, Series K, Rev., AMBAC, 5.25%, 12/15/13	1,128
220	New Jersey Economic Development Authority, Transportation Project, Sublease, Series B, Rev., FSA, 5.75%, 05/01/09	242
720	New Jersey State Educational Facilities Authority, Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/08	763
	New Jersey State Educational Facilities Authority, Drew University,
1,545	Series C, Rev., MBIA, 5.25%, 07/01/13	1,654
600	Series C, Rev., FGIC, 5.25%, 07/01/18	687
1,050	New Jersey State Educational Facilities Authority, Higher Education Equipment Leasing Fund, Series A, Rev., 5.00%, 09/01/08	1,113
1,000	New Jersey State Educational Facilities Authority, Princeton University, Series E, Rev., 5.25%, 07/01/10 (p)	1,101

135	New Jersey State Educational Facilities Authority, Rowan College, Series E, Rev., AMBAC, 5.75%, 07/01/06 (p)	140
175	New Jersey State Transit Corp., COP, FSA, 5.00%, 10/01/09	188
	New Jersey State Transit Corp., Federal Transportation Administration Grants,
220	Series A, COP, AMBAC, 5.63%, 09/15/09	242
1,000	Series A, COP, AMBAC, 6.13%, 09/15/09 (p)	1,119
	New Jersey State Turnpike Authority,
200	Rev., 6.75%, 01/01/09 (p)	204
250	Rev., MBIA-IBC, 6.75%, 01/01/09 (p)	255
260	Series C, Rev., 6.50%, 01/01/16 (p)	314
335	Series C, Rev., MBIA-IBC-BNY, 6.50%, 01/01/16 (p)	405
	New Jersey State Turnpike Authority, Unrefunded Balance,
195	Series A, Rev., MBIA, 6.00%, 01/01/11	223
50	Series C, Rev., 6.50%, 01/01/16	60
105	Series C, Rev., MBIA-IBC-BNY, 6.50%, 01/01/16	128
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,320	Series A, Rev., 5.00%, 06/15/09 (p)	1,419
400	Series A, Rev., 5.63%, 06/15/14	458
1,000	Series A, Rev., 5.75%, 06/15/16	1,169
100	Series A, Rev., 6.00%, 06/15/10 (p)	113
270	Series A, Rev., 6.00%, 06/15/10 (p)	306
1,300	Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	1,509
1,000	New Jersey Wastewater Treatment Trust, Insured Wastewater Treatment, Series D, Rev., MBIA, 7.00%, 07/01/10	1,181
275	Passaic County, GO, FSA, 5.00%, 05/01/12	304
	Pennsauken Township School District,
1,000	GO, MBIA, SBRF, 4.00%, 04/01/18	1,015
1,000	GO, MBIA, SBRF, 4.00%, 04/01/19	1,010
100	South Brunswick Township Board of Education, GO, FGIC, SBRF, 5.63%, 12/01/09 (p)	111
	State of New Jersey,
160	GO, 5.50%, 05/01/10 (p)	178
100	Series D, GO, 6.00%, 02/15/11	114
215	Stony Brook Regional Sewage Authority, Rev., 5.00%, 12/01/14	240
1,145	Western Monmouth Utilities Authority, Series A, Rev., FSA, 5.00%, 02/01/14	1,271
	Winslow Township Board of Education, Winslow School District,
275	GO, FGIC, SBRF, 5.00%, 08/01/10	300
250	GO, FGIC, SBRF, 5.00%, 08/01/12	277
		51,014
New Mexico — 0.1%
50	New Mexico State Highway Commission, Senior Sub Lien, Series D, Rev., 5.00%, 06/15/12 (p)	55
Pennsylvania — 1.6%
	Delaware River Port Authority, Pennsylvania & New Jersey, Port District Project,
100	Series A, Rev., FSA, 5.25%, 01/01/12	112
810	Series B, Rev., FSA, 5.70%, 01/01/21	887
		999
Puerto Rico — 8.0%
225	Commonwealth of Puerto Rico, GO, MBIA-IBC, 7.00%, 07/01/10	266
	Commonwealth of Puerto Rico, Public Improvement,
250	GO, FSA, 5.50%, 07/01/14	290
205	Series A, GO, FGIC, 5.25%, 07/01/12	231
235	Series A, GO, MBIA, 5.50%, 07/01/16	275
	Puerto Rico Electric Power Authority,
140	Rev., MBIA, 5.00%, 07/01/19	159
200	Series NN, Rev., MBIA, 5.25%, 07/01/21	233
	Puerto Rico Highway & Transportation Authority,
230	Series E, Rev., FSA, 5.50%, 07/01/15	268
210	Series E, Rev., FSA, 5.50%, 07/01/16	246

380	Series W, Rev., MBIA-IBC, 5.50%, 07/01/13	431
1,200	Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	1,398
250	Series X, Rev., 5.50%, 07/01/13	281
150	Series X, Rev., FSA-CR, 5.50%, 07/01/15	175
430	Series Z, Rev., MBIA, 6.25%, 07/01/14	523
85	Puerto Rico Public Finance Corp., Commonwealth Appropriations, Series A, Rev., AMBAC, 5.38%, 06/01/17	99
170	University of Puerto Rico, Series O, Rev., MBIA, 5.75%, 06/01/17	190
		5,065
Virgin Islands — 0.4%
250	Virgin Island Public Finance Authority, Senior Lien, Matching Fund Lien Note, Series A, Rev., 5.00%, 10/01/10	267
	Total Municipal Bonds (Cost $58,503)	60,463

Shares
SHORT-TERM INVESTMENTS — 3.5%
Investment Companies — 3.5%
2,243	JPMorgan Tax Free Money Market Fund (b) (Cost $2,243)	2,243

Total Investments — 98.6% (Cost $60,746)		62,706
Other Assets Less Liabilities — 1.4%		902
Net Assets — 100.0%		$63,608

Abbrevations:

Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2005.
AMBAC	American Municipal Bond Assurance Corp.
BNY	Bank of New York
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferrable Custodial Receipts
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GO	General Obligation Bond
GTD	Guaranty
IBC	Insured Bond Certificates
IDR	Industrial Development Revenue
MBIA	MBIA Insurance Corp.
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
SBRF	School Bond Reserve Fund

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margins for futures contract.

(m)	All or portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,148
Aggregate gross unrealized depreciation	(188)
Net unrealized appreciation/depreciation	1,960

Federal income tax cost of investments	$60,746

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/05	Unrealized Depreciation
(6)	Treasury Bonds	September, 2005	$(705)	$(7)
(8)	10 Year Treasury Notes	September, 2005	(906)	(2)

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
State and Municipal Obligations — 99.5%
New York — 97.5%
	ABN AMRO Munitops Certificate Trust
$12,000	Series 1999-13, VAR, FGIC-TCRS, 2.95%, 06/01/05	$12,000
8,985	Series 2004-33, Rev., VAR, AMBAC, 2.97%, 06/04/05	8,985
	Albany City School District
10,000	BAN, GO, 2.13%, 06/30/05	10,004
20,000	BAN, GO, 2.54%, 06/30/05	20,007
	Board of Cooperative Educational Services Sole Supervisory District, Oswego County,
9,900	RAN, Rev., GO, 1.72%, 06/29/05	9,907
9,000	RAN, Rev., 1.90%, 06/29/05	9,007
	Board of Cooperative Educational Services Sole Supervisory District, Oswego County, St. Lawrence
5,000	GO, 1.76%, 06/24/05	5,003
5,000	Brookhaven-Comsewogue Union Free School District
	BAN, GO, 1.58%, 07/20/05	5,009
17,505	Cheektowaga Central School District
	Series A, GO, BAN, 2.07%, 06/03/05	17,506
385	City of Albany IDA, IDR, Newkirk Productions, Inc., Project
	Series A, Rev., VAR, LOC: Fleet National Bank, 2.98%, 06/05/05	385
850	City of Babylon IDA, IDR, Edwin Berger/Lambro Industries
	Rev., VAR, LOC: Fleet Bank N.A., 2.95%, 06/01/05	850
8,000	City of Binghamton, Various Purposes
	BAN, GO, 1.63%, 09/22/05	8,024
18,000	Connetquot Central School District of Islip
	TAN, GO, 2.10%, 06/30/05	18,013
9,898	Corning City School District
	BAN, GO, 1.62%, 06/30/05	9,906
	Dutchess County IDA, Civic Facilities, Marist College
8,800	Series A, Rev., VAR, 2.95%, 06/03/05, LOC: Keybank, N.A.	8,800
6,700	Series A, Rev., VAR, LOC: Bank of New York, 2.95%, 06/06/05	6,700
1,600	Series A, Rev., VAR, LOC: Bank of New York, 2.95%, 06/07/05	1,600
	Eagle Tax Exempt Trust, Weekly Options Mode
5,990	Series 3C-7, Class A, FRN 2.99%, 06/01/05 (e)	5,990
12,085	Series 94-3203, Class A, FRN 2.99%, 06/03/05 (e)	12,085
8,805	Series 94-3205, Class A, FRN 2.99%, 06/03/05 (e)	8,805
12,155	Series 96-3207, Class A, FRN 2.99%, 06/07/05 (e)	12,155
14,850	Series 96C-3208, Class A, FRN 2.99%, 06/07/05 (e)	14,850
	Eagle Tax Exempt Trust, Weekly Partner Certificate
25,000	Class A, Rev, 2.99%, 06/01/05	25,000
8,135	Series A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 2.99%, 06/01/05 (e)	8,135
3,300	Series 2001-3202, Class A, Rev., VAR, LIQ:Citibank N.A., 2.99%, 06/02/05	3,300
4,000	Series 2002-6003, Class A , Rev., VAR, FSA, LIQ: Citibank N.A., 2.99%, 06/03/05	4,000
	Erie County Water Authority
7,700	Series A, Rev., VAR, AMBAC, 2.92%, 06/07/05	7,700
1,400	Series B, Rev., VAR, AMBAC, 2.92%, 06/07/05	1,400
2,600	Franklin County IDA, Civic Facilities, Trudeau Institute, Inc., Project
	Rev., VAR, LOC: Fleet National Bank, 2.91%, 06/03/05	2,600
3,440	Great Neck North Water Authority, Water System
	Series A, Rev., VAR, FGIC, 3.03%, 06/06/05	3,440
1,000	Guilderland IDA, IDR, North Eastern Industrial Park
	Series A, Rev., VAR, LOC: Fleet Bank of New York, 2.91%, 06/06/05	1,000
13,500	Hempstead Union Free School District,
	TAN, GO 3.35%, 06/29/05	13,496
2,000	Islip IDA, Brentwood District Co. Facility
	Rev., VAR, LOC: Fleet Bank, 2.99%, 06/01/05	2,000
	Johnson City Central School District
5,000	BAN, GO, 1.73%, 06/17/05	5,003
5,000	BAN, GO, 1.70%, 06/17/05	5,002
36,027	Livingston County
	BAN, GO, 2.07%, 06/16/05	36,040
	Long Island Power Authority, Electric Systems
2,662	Sub Series 7-A, Rev., VAR, MBIA, 2.87%, 06/06/05	2,662
2,000	Sub Series 7-B, Rev., VAR, MBIA, 2.92%, 06/06/05	2,000
3,500	Series G, Rev., VAR, FSA, 2.93%, 06/06/05	3,500
300	Series D, Rev., VAR, FSA, 2.94%, 06/06/05	300
4,360	Series PA-841, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 2.99%, 06/02/05	4,360
4,010	Series PA-1051, Rev., VAR, FSA, 2.98%, 06/05/05	4,010
2,695	Series PT-386, Rev., 2.98%, 06/03/05	2,695
8,780	Series SG-125, 2.99%, 06/01/05	8,780
	Metropolitan Transportation Authority
31,500	2.03%, 06/01/05	31,500
10,000	2.05%, 06/01/05	10,000
5,000	2.44%, 07/14/05	5,000
17,000	2.94%, 06/15/05	17,000

4,200	Series G1, Rev., VAR, AMBAC, 2.91%, 06/06/05	4,200
1,700	Series G2, Rev., VAR, AMBAC, 2.91%, 06/06/05	1,700
8,290	Metropolitan Transportation Authority, Dedicated Tax Fund
	Series B, Rev., VAR, FSA, 2.93%, 06/07/05	8,290
	Metropolitan Transportation Authority, EAGLE
3,300	Series 2002-6021, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 2.99%, 06/02/05	3,300
5,000	Series 2002-6028, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 2.99%, 06/02/05	5,000
	Metropolitan Transportation Authority, Service Contract
4,840	Series 848-D, Rev., VAR, FGIC, 2.98%, 06/04/05, LIQ: Morgan Stanley Municipal Funding	4,840
14,895	Series B, Rev., VAR, 2.99%, 06/06/05	14,895
600	Series D-2, Rev., VAR, FSA, , 2.93%, 06/02/05	600
5,405	Series PA-105, Rev., VAR, 2.99%, 06/01/05	5,405
9,995	Series PA-1042R, Rev., VAR, MBIA, 2.99%, 06/01/05	9,995
7,630	Series PT-2290, Rev., VAR, FSA, 2.99%, 06/06/05	7,630
5,960	Series PT-1547, Rev., VAR, FGIC, 2.99%, 06/03/05 LIQ: Merrill Lynch	5,960
9,540	Monroe County IDA, Rochester Institute Project
	Series A, Rev., VAR, 2.97%, 06/07/05, LOC: First Union National Bank	9,540
	Municipal Securities Trust Certificates
10,000	Series 2001-116, Class A, Rev., VAR, 2.97%, 06/02/05 (e)	10,000
9,995	Series 2001-176, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 2.97%, 06/02/05,	9,995
10,045	Series 7005, Class A, VAR, SO, LIQ: Bear Stears Capital Markets, 2.96%, 06/01/05	10,045
1,820	Series PA-901, Rev., VAR, AMBAC, 2.99%, 06/02/05	1,820
3,450	Nassau County Interim Finance Authority, Municipal Securities Trust Receipts, Special Tax
	Series SGA-108, VAR, LIQ: Societe Generale, 2.97%, 06/07/05	3,450
6,090	Nassau County Interim Finance Authority, Sales Tax Secured
	Series A, Rev., VAR, FSA, 2.90%, 06/02/05	6,090
2,200	Nassau Health Care Corp.
	Sub Series 2004-C3, Rev., VAR, FSA, 2.92%, 06/06/05	2,200
	New York City
1,000	Sub Series A-2, Rev., VAR, LOC: Bank of America, N.A., 2.90%, 06/03/05	1,000
4,150	Sub Series A-3, GO, VAR, LOC: BNP Paribas, 2.94%, 06/03/05	4,150
100	Sub Series A-4, GO, VAR, LOC: Westdeutsche Landesbank, 2.94%, 06/01/05	100
5,400	Sub Series A-4, GO, VAR, LOC: Bank of Nova Scotia, 2.90%, 06/03/05	5,400
800	Sub Series A-5, GO, VAR, LOC: KBC Bank N.V., 2.92%, 06/01/05	800
1,000	Sub Series A-6, GO, VAR, FSA, 2.93%, 06/01/05	1,000
4,400	Sub Series A-6, GO, VAR, LOC: Helaba, 2.92%, 06/01/05	4,400
5,950	Sub Series A-6, GO, VAR, LOC: Landesbank Baden Wurrtm, 2.92%, 06/03/05	5,950
9,585	Series A-36, GO, VAR, AMBAC, 1.75%, 06/06/05	9,585
600	Sub Series B-4, GO, VAR, MBIA, 2.92%, 06/01/05	600
100	Sub Series B-6, GO, VAR, MBIA, 2.93%, 06/01/05	100
2,400	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 2.94%, 06/01/05	2,400
4,200	Sub Series C-4, GO, VAR, LOC: BNP Paribas, 2.90%, 06/06/05	4,200
1,700	Sub Series C-5, GO, VAR, LOC: Bank of New York, 2.94%, 06/06/05	1,700
3,000	Sub Series F-2, GO, VAR, LOC: Toronto Dominion Bank, 2.92%, 06/04/05	3,000
2,800	Series F-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 2.94%, 06/04/05	2,800
10,000	Sub Series G-2, GO, VAR, LOC: Bank of Nova Scotia, 2.90%, 06/06/05	10,000
7,400	Sub Series G-3, GO, VAR, 2.90%, 06/06/05	7,400
4,100	Sub Series H-2, GO, VAR, LOC: Bank of New York, 2.94%, 06/02/05	4,100
1,300	Sub Series H-3, GO, VAR, FSA, 2.94%, 06/01/05	1,300
9,000	Sub Series H-3, GO, VAR, LOC: Bank of New York, 2.93%, 06/02/05	9,000
3,500	Sub Series H-6, GO, VAR, MBIA, 2.92%, 06/05/05	3,500
2,800	Sub Series H-6, GO, VAR, MBIA, 2.92%, 06/06/05	2,800
900	New York City Housing Development Corp., 2 Gold Street
	Series A, Rev., VAR, 3.00%, 06/05/05 LIQ: Fannie Mae	900
3,400	New York City Housing Development Corp., 100 Jane Street Development,
	Series A, AMT, Rev., VAR, FNMA AGMT, 3.00%, 06/03/05	3,400
8,000	New York City Housing Development Corp., 155 W. 21st St., Series A, Rev., VAR, LOC: Bank of New York, 3.03%	8,000
200	New York City Housing Development Corp., Brittany Development,
	Series A, Rev., VAR, LIQ: Fannie Mae, 3.00%, 06/02/05	200
1,800	New York City Housing Development Corp., Multi-Family Housing, 2 Gold Street,
	Series A, Rev., VAR, LOC: Fleet National Bank, 2.97%, 06/01/05	1,800
5,300	New York City Housing Development Corp., Multi-Family Housing, 55 Pierrepont Development,
	Series A, Rev., VAR, LOC: Allied Irish Bank plc, 2.97%, 06/07/05	5,300
5,200	New York City Housing Development Corp., Multi-Family Housing, 90 West Street,
	Series A, Rev., VAR, LOC: HSBC Bank USA, 2.97%, 06/02/05	5,200
2,500	New York City Housing Development Corp., Multi-Family Housing, Carnegie Park,
	Series A, Rev., VAR, FNMA AGMT, 2.92%, 06/06/05	2,500
3,300	New York City Housing Development Corp., Multi-Family Rental Housing, Columbus Green,
	Series A, Rev., VAR, FNMA AGMT, 2.92%, 06/03/05	3,300
200	New York City Housing Development Corp., Multi-Family Rental Housing, Lyric Development,
	Series A, Rev., VAR, LIQ: Fannie Mae, 3.00%, 06/02/05	200
11,605	New York City Housing Development Corp., Multi-Family Housing, Parkview Apartments,
	Series A, Rev., VAR, LOC: Citibank, N.A., 3.00%, 06/06/05	11,605

300	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower,
	Series A, Rev., VAR, 2.97%, 06/03/05	300
3,300	New York City Housing Development Corp., Multi-Family Rental Housing, West 43rd Street, Development,
	Series A, AMT, Rev., VAR, FNMA AGMT, 3.00%, 06/07/05	3,300
2,400	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development,
	Series A, Rev., VAR, LOC: Fannie Mae, 2.97%, 06/02/05	2,400
8,800	New York City Housing Development Corp., Thessalonica Court,
	Series A, Rev., VAR , LOC: Citibank N.A., 2.97%, 06/07/05	8,800
2,000	New York City IDA, Civic Facilities, Abraham Joshua Heschel Project
	Rev., VAR, LOC: Allied Irish Bank plc, 2.99%, 06/02/05	2,000
2,900	New York City IDA, Ahava Food Corp. Project
	Rev., VAR, 3.00%, 06/02/05	2,900
3,200	New York City IDA, Allen Steveson School
	Rev., VAR, LOC: Allied Irish Bank plc, 2.95%, 06/02/05	3,200
13,435	New York City IDA, Civic Facilities, Columbia Grammar & Prep School
	Rev., VAR, 2.95%, 06/02/05 LOC: Allied Irish Bank plc	13,435
4,610	New York City IDA, Civic Facilities, Jamaica First Packaged LLC Project
	Rev., VAR, LOC: Bank of New York, 2.98%, 06/07/05	4,610
3,200	New York City IDA, Hewitt School Project
	Rev., VAR, LOC: Allied Irish Bank plc, 2.95%, 06/02/05	3,200
5,400	New York City IDA, Korean Airlines Co.
	Series C, Rev., VAR, LOC: Rabobank Nederland, 2.97%, 06/01/05	5,400
26,800	New York City IDA, Liberty Facilities Hanson Office
	Rev., VAR, LOC: ING Bank N.V., 2.94%, 06/06/05	26,800
	New York City, Municipal Securities Trust Receipts
1,300	Series SG-109, , 2.99%, 06/06/05	1,300
1,000	Series SGA-51, VAR, AMBAC, 2.97%, 06/07/05	1,000
580	Series SGA-110, Rev., VAR, LOC: Societe Generale, 2.97%, 06/02/05	580
60	Series SGB-33, GO, VAR, FSA, 2.99%, 06/06/05 LIQ: Societe Generale	60
	New York City Municipal Water Finance Authority, Water & Sewer Systems, Municipal Securities Trust Receipts
6,470	Series C, Rev., 2.01%, 06/15/05	6,472
8,410	Series PA-447, Rev., VAR, FGIC-TCRS, 2.98%, 06/07/05	8,410
6,495	Series PA-900, Rev., VAR, 3.01%, 06/04/05	6,495
2,900	Series PA-1076, Rev., VAR, 3.00%, 06/05/05	2,900
5,100	Series PA-1085, Rev., VAR, FGIC, 2.99%, 06/05/05	5,100
2,390	Series SGB-25, Rev., VAR, MBIA, LIQ: Societe Generale, 2.99%, 06/07/05 (p)	2,390
8,000	Sub Series F-1, Rev., VAR, 2.93%, 06/02/05	8,000
4,900	New York City Transit Authority, Triborough
	Series PMD-10, COP, VAR, AMBAC, 3.06%, 06/06/05	4,900
	New York City Transitional Finance Authority
21,985	Series A-40, Rev., VAR, MBIA-IBC, 2.99%, 06/03/05	21,985
1,700	Series L21, REG D, Rev., VAR, 3.06%, 06/04/05	1,700
4,965	Series RR-II-R-4052, Rev., VAR, LIQ: Citigroup Global Markets, 2.99%, 06/05/05	4,965
3,100	Sub Series 2-E, Rev., VAR, LIQ: NYS Common Return Fund, 2.93%, 06/03/05	3,100
	New York City Transitional Finance Authority, Future Tax Secured
600	Series A-2, Rev., VAR, 2.94%, 06/04/05	600
100	Series C, Rev., VAR, 2.96%, 06/01/05	100
	New York City Transitional Finance Authority, Recovery
5,000	Sub Series 1A, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 2.94%, 06/02/05	5,000
2,900	Sub Series 3-C, Rev., VAR, 2.93%, 06/02/05	2,900
5,000	Sub Series 3-D, Rev., VAR, 2.93%, 06/02/05	5,000
750	Sub Series 3-H, Rev., VAR, 2.96%, 06/01/05	750
	New York City Transitional Finance Authority, Stars Certificate
2,470	Series 2003-7, Rev., VAR, LIQ: BNP Paribas, 2.99%, 06/05/05	2,470
1,900	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation
	Rev., VAR, LOC: Citibank N.A., 2.90%, 06/01/05	1,900
2,300	New York City Trust for Cultural Resources, Floating Certificates
	Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 2.98%, 06/01/05	2,300
470	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts
	Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 2.97%, 06/01/05	470
	New York Local Government Assistance Corp.
14,560	Series A, Rev., VAR, LOC: Bayerische Landesbank, 2.92%, 06/06/05	14,560
7,700	Series B, Rev., VAR, LOC: Westdeutsche Landesbank, 2.87%, 06/03/05	7,700
1,250	Series C, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 2.89%, 06/07/05	1,250
4,500	Series D, Rev., VAR, LOC: Societe Generale, 2.83%, 06/07/05	4,500
2,200	Series F, Rev., VAR, LOC: Societe Generale, 2.87%, 06/07/05	2,200
7,400	Series G, Rev., VAR, LOC: Bank of Nova Scotia, 2.90%, 06/07/05	7,400
1,195	Series SG-99, Rev., VAR, AMBAC, 2.98%, 06/01/05	1,195
120	Series SG-100, Rev., VAR, MBIA-IBC, 2.98%, 06/02/05	120
15,000	New Rochelle City School District
	TRAN, 2.09%, 06/30/05	15,016
	New York State Dormitory Authority
800	Series PA-78, Rev., VAR, MBIA-IBC, 2.98%, 06/02/05 LIQ: Merrill Lynch Capital Services	800
3,545	Series PA-449, 2.98%, 06/03/05	3,545
4,415	Series PA-409, Rev., VAR, AMBAC, 2.98%, 06/06/05	4,415
2,670	Series PA-419, Rev., VAR, 2.98%, 06/06/05	2,670
9,340	Series PA-541, 2.98%, 06/05/05	9,340

5,770	Series PT-1447, Rev., VAR, MBIA, 2.98%, 06/07/05	5,770
4,150	Series PT-1621, Rev., VAR, MBIA, 2.98%, 06/07/05	4,150
840	Series SGA-130, 2.98%, 06/05/05	840
3,660	New York State Dormitory Authority, Beverwyck, Inc.
	Rev., VAR, LOC: Fleet National Bank, 2.97%, 06/01/05	3,660
6,000	New York State Dormitory Authority, EAGLE
	Series 720050004, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 2.99%, 09/15/05	6,000
	New York State Dormitory Authority, Mental Health Services
1,600	Sub Series D-2C, Rev., VAR, MBIA, 2.95%, 06/03/05	1,600
3,855	Sub Series D2-D, Rev., VAR, AMBAC, 2.93%, 06/03/05	3,855
3,400	Sub Series D2-E, Rev., VAR, 2.93%, 06/03/05	3,400
4,000	New York State Dormitory Authority, Municipal Securities Trust Receipts
	Series SGA-132, Rev., VAR, LIQ: Societe Generale, 2.97%, 06/02/05	4,000
430	New York State Dormitory Authority, New York Public Library
	Series A, Rev., VAR, MBIA, 2.92%, 06/07/05	430
3,775	New York State Dormitory Authority, Oxford University Press, Inc.
	Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.00%, 06/01/05	3,775
4,020	New York State Dormitory Authority, United Health Services Hospital
	2.40%, 07/14/05	4,020
1,600	New York State Energy Ressearch & Development Authority, PCR Orange & Rockland Project,
	Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 2.92%, 06/06/05	1,600
	New York State Housing Finance Agency
8,410	Series PA-423, 2.98%, 06/05/05	8,410
1,800	Series A, Rev., VAR, LOC: Westdeutsche Landesbank, 2.94%, 06/02/05	1,800
8,250	Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 2.94%, 06/04/05	8,250
1,100	Rev., VAR, FNMA AGMT, 2.98%, 06/01/05	1,100
10,000	Rev., VAR, LIQ: Fannie Mae, 3.00%, 06/01/05	10,000
5,395	Series PA-805, Rev.,VAR, FSA, 2.98%, 06/02/05 LIQ: Merrill Lynch Capital Services	5,395
3,900	New York State Housing Finance Agency, 10 Liberty Street
	Rev., VAR, LOC: Fleet National Bank, 2.92%, 06/07/05	3,900
4,300	New York State Housing Finance Agency, 88 Leonard Street
	Series A, Rev., VAR, LOC: Eurohypo Bank, 2.94%, 06/07/05	4,300
8,600	New York State Housing Finance Agency, 101 West End
	Rev., VAR, LIQ: Fannie Mae, 2.99%, 06/03/05	8,600
1,150	New York State Housing Finance Agency, 101 West End
	Series 883, Rev., VAR, LIQ: Fannie Mae, 2.99%, 06/03/05	1,150
	New York State Housing Finance Agency, 150 East 44th Street
6,600	Series A, Rev.,VAR, LIQ: Fannie Mae, 2.99%, 06/06/05	6,600
2,000	New York State Housing Finance Agency, 240 East 39th Street
	Rev., VAR, 3.00%, 06/02/05	2,000
4,000	New York State Housing Finance Agency, 250 West 93rd Street
	LOC: Fleet National Bank, 3.01%, 06/01/05	4,000
4,400	New York State Housing Finance Agency, 345 East 94th Street
	Series A, Rev., VAR, LIQ: Freddie Mac, 2.99%, 06/05/05	4,400
6,800	New York State Housing Finance Agency, 350 West 43rd Street
	Series A, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.00%, 06/02/05	6,800
5,000	New York State Housing Finance Agency, 360 West 43rd Street
	Rev., VAR, LIQ: Fannie Mae, 2.98%, 06/02/05	5,000
10,000	New York State Housing Finance Agency, Avalon Chrystie Place-I
	Series A, Rev., VAR, LOC: Fleet National Bank, 2.97%, 06/06/05	10,000
4,400	New York State Housing Finance Agency, Bennington Hills
	Series A, Rev., VAR, LIQ: Fannie Mae, 2.98%, 06/01/05	4,400
8,100	New York State Housing Finance Agency, East 84th
	Series A , Rev., VAR, LIQ: Fannie Mae, 2.97%, 06/06/05	8,100
200	New York State Housing Finance Agency, Multi-Family Housing
	Series A, Rev., VAR, 2.97%, 06/01/05	200
4,600	New York State Housing Finance Agency, Multi-Family Housing, Secured Mortgage
	Series A, Rev., VAR, LIQ: Freddie Mac, 3.00%, 06/07/05	4,600
3,400	New York State Housing Finance Agency, Normandie Court I Project
	Rev., VAR, LOC: Landesbank Hessen-Thueringen, 2.92%, 06/03/05	3,400
10,500	New York State Housing Finance Agency, Talleyrand Crescent
	Rev., VAR, LOC: Fannie Mae, 0.03%, 06/02/05	10,500
4,200	New York State Housing Finance Agency, Union Square South Housing
	Rev., VAR, 2.97%, 06/02/05 LIQ: Fannie Mae	4,200
900	New York State Housing Finance Agency, West 33rd Street
	Series A, Rev., VAR, LIQ: Fannie Mae, 2.99%, 06/01/05	900
7,700	New York State Housing Finance Agency, West 33rd Street Housing
	Series A, Rev., VAR, LIQ: Fannie Mae, 3.00%, 06/07/05	7,700
5,000	New York State Housing Finance Agency, Victory
	Series 2001-A, Rev., VAR, LIQ: Freddie Mac, 2.98%, 06/06/05	5,000
5,550	New York State Local Government Assistance Corp., Sub Lien
	Series A-6V, Rev., VAR, FSA, 2.89%, 06/06/05	5,550
	New York State Medical Care Facilities Finance Agency
8,140	Series PA-82, 3.01%, 06/02/05	8,140
3,125	Series PA-72, 3.01%, 06/06/05	3,125
5,625	Series PA-61, VAR, 3.01%, 06/02/05	5,625
8,400	Series PA-113, Rev., VAR, FHA, LIQ: Merrill Lynch Capital Services, 2.98%, 06/02/05	8,400
2,585	New York State Mortgage Agency

	Series PT-1190, 3.00%, 06/04/05	2,585
16,000	New York State Power Authority, General Purpose
	GO, VAR, LIQ: Dexia Credit Local, 2.15%, 03/01/06	16,000
	New York State Thruway Authority
13,100	Series SG-121, Rev., VAR, LIQ: Societe Generale, 3.00%, 06/02/05	13,100
2,000	LIQ: Citibank N.A. 2.99%, 07/01/05	2,000
1,685	New York State Thruway Authority, Municipal Securities Trust Receipts
	Series SGA-66, Rev., VAR, 2.97%, 06/03/05	1,685
	New York State Urban Development Corp.
4,100	Series PT-1669, Rev., VAR, FGIC, 2.98%, 06/04/05	4,100
9,100	Series SG-163, Rev, 2.98%, 06/06/05	9,100
4,995	Niagara Falls Bridge Commission, Tolls
	Series PA-530, LIQ: Merrill Lynch Capital Services, 2.97%, 06/03/05	4,995
2,995	Oneida County IDA
	Rev., VAR, LOC: NBT Bank N.A., 3.10%, 06/03/05	2,995
6,820	Oneida County IDA, Industrial Development Campion Home
	Rev., VAR, LOC: Wachovia Bank N.A., 2.98%, 06/02/05	6,820
39,550	Oneida Indian Nation
	Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/02/05	39,550
4,820	Onondaga County IDA, Albany Molecular Research Project
	Rev., VAR, LOC: Fleet National Bank, 2.95%, 06/07/05	4,820
23,750	Onondaga County IDA, Reference Solvay Paperboard Project
	Rev., VAR, LOC: Citibank N.A., 3.05%, 06/01/05	23,750
19,250	Onondaga County IDA, Solvay Paperboard Project
	Series A, Rev., VAR, LOC: Citibank N.A., 3.04%, 06/01/05	19,250
6,843	Oswego City School District
	BAN, GO, 1.58%, 08/11/05	6,858
10,000	Pittsford Central School District.
	BAN, GO, 2.10%, 06/29/05	10,007
4,000	Plainedge Union Free School District
	TRAN, GO, 1.58%, 06/30/05	4,004
	Port Authority of New York & New Jersey
4,500	Series PA-1205, Rev., VAR, 3.01%, 06/06/05	4,500
995	Series PA-384, Rev., VAR, 3.06%, 06/07/05	995
8,085	Series PT-2263, Rev., VAR, 2.02%, 06/01/05	8,085
985	Port Jervis IDA, The Future Home Tech, Inc.
	Rev., VAR, LOC: Bank of New York, 3.05%, 06/07/05	985
6,350	Poughkeepsie, IDA, Senior Living Facility, Manor at Woodside Project
	Rev., VAR, LOC: Bank of New York, 3.00%, 06/01/05	6,350
1,650	Rockland County IDA, IDR, X Products Corp., Project
	Rev., VAR, LOC: Bank of New York, 3.00%, 06/07/05	1,650
1,345	Rockland County IDA, Shock Tech, Inc., Project
	Rev., VAR, LOC: Bank of New York, 3.10%, 06/01/05	1,345
	Rome City School District,
5,000	BAN, GO, 1.82%, 06/24/05	5,003
10,000	RAN, GO, 1.76%, 06/24/05	10,007
4,690	Roosevelt Union Free School District
	RAN, GO, 1.66%, 06/23/05	4,693
	State of New York
14,600	2.05%, 06/01/05	14,600
20,000	2.02%, 06/01/05	20,000
	State of New York, Environmental Quality
5,200	Series G, GO, VAR, LOC: Westdeutsche Landesbank, 1.75%, 12/21/05	5,200
9,460	Series A, GO, VAR, LOC: Dexia Credit Local, 1.80%, 06/08/05	9,460
5,000	Steuben Allegany Counties Board Cooperative Educational Services Sole Supervisory District., Anticipation Notes
	RAN GO, 2.29%, 06/30/05	5,003
3,335	Suffolk County IDA, Civic Facilities, Guide Dog Foundation, Inc.
	Rev., VAR, 2.95%, 06/02/05 LOC: Bank of New York	3,335
	Suffolk County Water Authority
600	Rev., VAR, BAN, 2.94%, 06/01/05	600
4,900	Rev., VAR, BAN, 2.94%, 06/04/05	4,900
	Tobacco Settlement Financing Authority
10,000	Series D, Rev., VAR, LIQ: Goldman Sachs, 3.07%, 06/01/05	10,000
10,405	Series RR-II-R-1066, Rev., VAR, AMBAC, LIQ: Citigroup Global Markets, 3.00%, 06/07/05	10,405
7,495	Series TOCS 2003, Rev., VAR, 3.07%, 06/07/05	7,495
7,400	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, Sole Supervisory,
	RAN, GO, 1.65%, 06/30/05	7,406
	Triborough Bridge & Tunnel Authority
4,100	Series B, Rev., VAR, GO, 2.95%, 06/02/05	4,100
5,500	Series M1J, Regulation D, Rev., VAR, MBIA-IBC, 3.07%, 06/02/05	5,500
4,995	Series PA-665, 3.01%, 06/04/05	4,995
7,675	Series PA-1080, Rev., VAR, 3.01%, 06/02/05	7,675
360	Series PA-1090, Rev., VAR, MBIA-IBC, , 2.98%, 06/01/05	360
1,610	SO, Series B, Rev., VAR, FSA, 2.94%, 06/06/05	1,610
2,295	SO, Series D, Rev., VAR, FSA, 2.93%, 06/05/05	2,295

2,500	Triborough Bridge & Tunnel Authority, EAGLE
	Series 2003-2004, Class A , Rev., VAR, FGIC, LIQ: Citibank N.A., 2.99%, 06/04/05	2,500
100	Triborough Bridge & Tunnel Authority, General Purpose
	Series B, Rev., VAR, AMBAC, 2.93%, 06/07/05	100
4,235	Ulster County IDA, IDR, Hunter Panels LLC Project
	Series A, Rev., VAR, 2.94%, 06/06/05 LOC: Allied Irish Bank plc	4,235
10,000	Utica City School District,
	Series A, RAN, GO, 2.07%, 06/24/05	10,009
9,870	Walton Central School District, Bond Anticipation Notes
	Series A, BAN, GO, 1.68%, 06/16/05	9,874
10,000	Waterloo Central School District,
	BAN, GO, 1.65%, 06/20/05	10,005
4,590	Westchester County IDA, Community Housing Innovations, Inc.
	Rev., VAR, 2.95%, 06/02/05 LOC: Bank of New York	4,590
500	Westchester County IDA, IDR, Levister Redevelopment Co., LLC
	Series A, Rev., VAR, 2.97%, 06/07/05 LOC: Bank of New York	500
2,630	Westchester County IDA, The Masters School
	Rev.,VAR, LOC: Allied Irish Bank plc, 2.95%, 06/02/05	2,630
10,000	William Floyd Union Free School District of the Mastics, Moriches, Shirley
	TAN, GO, 2.09%, 06/27/05	10,007
		1,529,328
Puerto Rico — 2.0%
	Commonweath of Puerto Rico
1,000	Series M4J, Regulation D, GO, VAR, FSA, 3.02%, 06/02/05	1,000
360	Series PA-625, GO, VAR, AMBAC, LIQ: Merrill Lynch Capital Services, 2.96%, 06/02/05	360
20,000	TRAN, 1.80%, 07/29/05	20,037
150	Commonweath of Puerto Rico, Trust Receipts
	Series 3, Class F, GO, VAR, MBIA, 2.96%, 06/02/05	150
1,294	Puerto Rico Highway & Transportation Authority
	Series 815-D, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/07/05	1,294
8,130	Puerto Rico Infrastructure Financing Authority
	Series 2, VAR, SO, LIQ: Bank of New York, 2.97%, 06/05/05	8,130
	Total Municipal Bonds
	(Amortized Cost $1,560,299)	30,971

Total Investments — 99.5%
(Cost $1,560,299)		$1,560,299
Other Assets Less Liabilities — 0.5%		8,089
Net Assets — 100.0%		$1,568,388

AMBAC	American Municipal Bond Assurance Corp.
AGMT	Agreement
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
COP	Certificates of Participation
EAGLE	Earnings of Accrual Generated on Local Tax-Exempt Securities.
FGIC	Financial Guaranty Insurance Corp.
FGIC-TCRS	FGIC Transferrable Custodial Receipts
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance
GO	General Obligation Bond
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SO	Special Obligation
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2005.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
Municipal Bonds — 98.5%
Arizona — 0.6%
$3,670	Arizona Health Facilities Authority, Catholic Healthcare West,
	Series A, Rev., 6.13%, 07/01/09 (m)	$3,844
California — 0.2%
	Lancaster Financing Authority, Tax Allocation, Redevelopment Projects, Project No. 5 & 6,
560	MBIA, 5.00%, 02/01/13	615
490	MBIA, 5.00%, 02/01/14	539
		1,154
Florida — 0.2%
995	Sunrise Excise Tax & Special Assessment, Utilities Systems,
	Series A, Rev., AMBAC, 5.50%, 10/01/15	1,140
Illinois — 0.5%
2,535	Illinois Development Finance Authority,
	5.20%, 08/01/28 (i)	2,667
284	Illinois Development Finance Authority, Riverside Health & Fitness Center Project,
	Series 1998-C, Rev., 5.20%, 08/01/28 (i)	298
		2,965
Michigan — 0.3%
1,700	Michigan State Hospital Finance Authority, Ascension Health Credit,
	Series B, Rev, Adj., 5.30%, 11/15/33	1,751
Missouri — 0.3%
1,880	St. Louis Municipal Finance Corp., Convention Center Project,
	Rev., AMBAC, 5.25%, 07/15/13	2,109
New Jersey — 2.1%
540	Camden County Improvement Authority Lease, County Guaranteed Lease,
	Series A, Rev., FGIC, 5.25%, 09/01/13	607
	Gloucester Township Board of Education,
750	GO, MBIA, SBRF, 5.00%, 08/01/11	825
500	GO, MBIA, SBRF, 5.00%, 08/01/13	555
1,985	Mercer County Improvement Authority, Regional Sludge Project,
	Rev., FGIC, 5.00%, 12/15/08	2,119
	New Jersey Economic Development Authority, Motor Vehicles,
3,500	Series A, Rev., MBIA, 5.25%, 07/01/15	3,929
2,500	Series A, Rev., MBIA, 5.25%, 07/01/17	2,786
1,025	New Jersey State Educational Facilities Authority, Higher Education, Capital Improvement,
	Series B, Rev., 5.75%, 09/01/10	1,148
1,005	New Jersey State Educational Facilities Authority, Montclair State University,
	Series L, Rev., MBIA, 5.00%, 07/01/10	1,094
560	South Orange & Maplewood School District,
	GO, FSA, SBRF, 5.00%, 09/01/15	627
		13,690
New York — 86.0%
1,020	Allegany County IDA, Alfred University, Civic Facilities,
	Rev., MBIA, 5.25%, 08/01/11 (m)	1,103
	Amherst IDA, Civic Facilities, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.50%, 08/01/15 (m)	1,327
1,000	Series B, Rev., AMBAC, 5.50%, 08/01/15 (m)	1,130
1,290	Series B, Rev., AMBAC, 5.75%, 08/01/15 (m)	1,463
150	Arkport Central School District,
	GO, FSA, 5.20%, 06/15/09 (m)	163
500	Attica Central School District,
	GO, FSA, 5.00%, 06/15/15 (m)	545
6,695	Babylon IDA, Civic Facilities, Winthrop S. Nassau University East, Inc. Project,
	Series A, Rev., AMBAC, 6.63%, 08/01/19 (k) (m)	7,633
100	Battery Park City Authority,
	Series A, Rev., AMBAC, 5.50%, 11/01/06 (p)	106
	Beacon City School District,
1,040	GO, MBIA, 5.50%, 07/15/11	1,150
1,025	GO, MBIA, 5.50%, 07/15/14	1,134
	Bethlehem Central School District,
835	GO, FGIC, 5.00%, 11/01/13	928
985	GO, FGIC, 5.00%, 11/01/14	1,100
650	Brentwood Union Free School District,
	GO, FSA, 5.63%, 06/15/13	715
	Brockport Central School District,
1,660	GO, FGIC, 5.50%, 06/15/13	1,913
1,100	GO, FGIC, 5.50%, 06/15/14	1,278
1,660	GO, FGIC, 5.50%, 06/15/15	1,938
685	GO, FGIC, 5.75%, 06/15/17	825
450	Bronxville Union Free School District,
	GO, 5.25%, 10/15/10	499

	Burnt Hills-Ballston Lake Central School District,
590	GO, FGIC, 5.40%, 07/15/16	648
305	GO, FGIC, 5.50%, 07/15/17	336
375	GO, FGIC, 5.50%, 07/15/18	413
	Byram Hills Central School District,
205	GO, 4.00%, 11/15/07	211
100	GO, 4.00%, 11/15/08	104
1,000	Canandaigua City School District,
	Series A, GO, FSA, 5.38%, 04/01/15	1,120
	Cattaraugus County, Public Improvement,
1,000	GO, MBIA, 4.25%, 06/01/09	1,045
530	GO, MBIA, 5.00%, 06/01/12	583
	Chenango Forks Central School District,
250	GO, FGIC, 5.63%, 06/15/11	277
850	GO, FGIC, 5.70%, 06/15/12	945
345	City of Buffalo, School,
	Series B, GO, MBIA, 5.38%, 11/15/14	389
	City of Kings Point,
560	GO, 5.00%, 06/15/12	617
485	GO, 5.00%, 06/15/13	536
405	GO, 5.00%, 06/15/14	450
405	GO, 5.00%, 06/15/15	450
255	GO, 5.00%, 06/15/16	282
255	GO, 5.00%, 06/15/17	281
250	GO, 5.00%, 06/15/18	274
	Clarkstown Central School District,
255	GO, FSA, 4.00%, 04/15/08	263
520	GO, FSA, 4.50%, 04/15/10	555
215	GO, FSA, 4.75%, 04/15/11	234
585	GO, FSA, 5.00%, 04/15/12	649
605	GO, FSA, 5.00%, 04/15/13	675
630	GO, FSA, 5.00%, 04/15/14	707
255	GO, FSA, 5.25%, 04/15/15	289
	Cleveland Hill Union Free School District, Cheektowaga,
1,500	GO, FGIC, 5.50%, 10/15/13	1,649
1,655	GO, FGIC, 5.50%, 10/15/14	1,820
120	East Rochester Union Free School District,
	GO, FSA, 5.70%, 06/15/14	133
	Eastport-South Manor Central School District,
2,250	GO, FGIC, 4.50%, 06/15/07	2,328
2,300	GO, FGIC, 4.50%, 06/15/08	2,413
2,200	GO, FGIC, 4.63%, 06/15/09	2,343
935	Erie County Water Authority, Improvement & Extension,
	Rev., 5.75%, 12/01/08 (p)	982
285	Fayetteville-Manlius Central School District,
	GO, FGIC, 5.00%, 06/15/12	315
300	Gananda Central School District,
	GO, FSA, 4.70%, 06/15/11	323
	Goshen Central School District,
1,050	GO, FGIC, 5.00%, 06/15/16	1,185
1,050	GO, FGIC, 5.00%, 06/15/17	1,188
1,000	GO, FGIC, 5.00%, 06/15/19	1,134
	Harborfields Central School District, Greenlawn,
690	GO, FSA, 5.00%, 06/01/08	731
1,480	GO, FSA, 5.00%, 06/01/09	1,591
1,545	GO, FSA, 5.00%, 06/01/10	1,680
1,000	Ilion Central School District,
	Series B, GO, FGIC, 5.00%, 06/15/14	1,099
70	Irvington Union Free School District,
	GO, FSA, 5.00%, 04/01/12	77
	Lindenhurst Union Free School District,
780	GO, FGIC, 5.25%, 07/15/12 (p)	855
945	GO, FGIC, 5.25%, 07/15/15 (p)	1,036
1,065	GO, FGIC, 5.25%, 07/15/16 (p)	1,168
	Lindenhurst Union Free School District, Unrefunded Balance,
190	GO, FGIC, 5.25%, 07/15/12	206
350	GO, FGIC, 5.25%, 07/15/15	381
395	GO, FGIC, 5.25%, 07/15/16	430
	Long Island Power Authority, Electric Systems,
2,800	Series A, Rev., AMBAC, 5.50%, 12/01/08	3,032
5,250	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	5,985
1,875	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	2,149
110	Longwood Central School District at Middle Island,
	GO, FSA, 4.80%, 06/15/13	118
	Mahopac Central School District,
525	Series B, GO, MBIA, 5.60%, 06/15/14	585
280	Series B, GO, MBIA, 5.60%, 06/15/15	312
	Massapequa Union Free School District,
1,090	Series A, GO, FSA, 5.38%, 06/15/09	1,189

2,180	Series A, GO, FSA, 5.38%, 06/15/12	2,433
2,485	Series A, GO, FSA, 5.40%, 06/15/13	2,777
3,135	Series A, GO, FSA, 5.70%, 06/15/16	3,547
340	Metropolitan Transportation Authority, Commuter Facilities,
	Series A, Rev., FGIC, 6.10%, 07/01/06 (p)	359
100	Metropolitan Transportation Authority, Commuter Facilities, Service Contract,
	Series Q, Rev., AMBAC, 5.13%, 07/01/13 (p)	112
	Metropolitan Transportation Authority, Dedicated Tax Fund,
14,100	Series A, Rev., FGIC, 4.75%, 04/01/28 (p)	15,527
800	Series A, Rev., FGIC, 5.25%, 11/15/18	919
250	Series A, Rev., FGIC, 6.00%, 04/01/10 (p)	283
5,400	Series A, Rev., MBIA, 6.25%, 04/01/11 (p)	6,285
	Metropolitan Transportation Authority, Service Contract,
11,920	Series A, Rev., 5.75%, 07/01/16	13,900
2,330	Series A, Rev., 5.75%, 07/01/18	2,737
4,750	Series A, Rev., FSA-CR, 5.75%, 01/01/18	5,659
	Metropolitan Transportation Authority, Transportation Facilities,
100	Series A, Rev., 6.00%, 07/01/09 (p)	112
100	Series A, Rev., 6.13%, 07/01/09 (p)	112
100	Series A, Rev., FSA, 5.00%, 07/01/23 (p)	110
100	Series B-1, Rev., AMBAC, 5.00%, 07/01/12 (p)	110
100	Series B-1, Rev., AMBAC, 5.00%, 07/01/17 (p)	110
510	Series C, Rev., FSA, 5.25%, 07/01/10 (p)	552
4,805	Monroe County,
	GO, AMBAC, 5.00%, 06/01/10	5,224
	Monroe County, Public Improvement,
65	GO, AMBAC, 5.88%, 06/01/08	70
1,030	GO, FGIC, 5.00%, 03/01/15	1,116
100	GO, FGIC, 5.00%, 03/01/16	108
335	GO, MBIA-IBC, 6.00%, 03/01/15	401
1,000	GO, MBIA-IBC, 6.00%, 03/01/18	1,216
1,000	GO, MBIA-IBC, 6.00%, 03/01/19	1,225
1,065	Series P, GO, AMBAC, 5.88%, 06/01/08 (p)	1,156
	Monroe Woodbury Central School District,
645	GO, FSA, 5.00%, 04/15/13	715
280	GO, FSA, 5.00%, 04/15/14	312
735	Series A, GO, FGIC, 4.50%, 05/15/10	784
1,615	Series A, GO, FGIC, 5.00%, 05/15/13	1,796
1,005	Series A, GO, FGIC, 5.00%, 05/15/14	1,123
	Municipal Assistance Corporation for the City of New York,
1,170	Series G, Rev., 6.00%, 07/01/07	1,244
6,500	Series G, Rev., 6.00%, 07/01/08	7,035
1,900	Series O, Rev., 5.25%, 07/01/08	2,032
215	Nassau County IDA, Civic Facilities, Hofstra University Project,
	Rev., MBIA, 5.25%, 07/01/14	244
1,475	Nassau County, Improvement,
	Series E, GO, FSA, 6.00%, 03/01/18	1,656
	Nassau County Sewer & Storm Water Finance Authority,
350	Series B, Rev., MBIA, 4.00%, 10/01/10	364
1,295	Series B, Rev., MBIA, 5.00%, 10/01/16	1,425
870	Series B, Rev., MBIA, 5.00%, 10/01/19	942
700	Series B, Rev., MBIA, 5.00%, 10/01/20	757
450	New Rochelle City School District,
	Series A, GO, FSA, 5.00%, 12/15/10	492
	New York City,
290	Series A, GO, 6.00%, 05/15/10 (p)	332
295	Series A, GO, MBIA-IBC, 6.00%, 05/15/10 (p)	337
4,000	Series B, GO, FGIC-TCRS, 5.75%, 08/01/13	4,570
2,000	Series C, GO, 5.00%, 08/01/07	2,086
470	Series C, GO, 5.25%, 03/15/12 (p)	526
160	Series D, GO, FGIC, 5.75%, 08/01/09	177
100	Series D, GO, MBIA, 6.20%, 02/01/07	105
1,000	Series E, GO, MBIA-IBC, 5.75%, 08/01/11	1,137
325	Series F, GO, 5.75%, 02/01/06 (p)	336
160	Series F, GO, 5.75%, 02/01/06 (p)	165
1,515	Series G, GO, 4.00%, 12/01/08	1,561
130	Series G, GO, 6.00%, 10/15/26 (p)	141
1,570	Series G, GO, FSA-CR, 5.00%, 12/01/13	1,740
1,500	New York City Housing Development Corp., Capital Funding Program, New York City Housing Authority Program,
	Series A, FGIC, 5.00%, 07/01/11	1,639
3,605	New York City IDA, Civic Facilities, Nightingale-Bamford School,
	Rev., AMBAC, 5.00%, 01/15/10	3,839
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series A, Rev., FGIC, 5.75%, 06/15/31 (p)	3,342
5,500	Series B, Rev., MBIA, 5.80%, 06/15/29	5,845
6,000	New York City Municipal Water Finance Authority, Water & Sewer Systems, Fiscal Year 2003,
	Sub Series C-3, Rev., Adj., 2.94%, 06/15/18	6,000

1,915	New York City Municipal Water Finance Authority, Water & Sewer System, Unrefunded Balance,
	Series B, Rev., 6.00%, 06/15/33	2,185
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel,
	COP, Series A, AMBAC, 5.63%, 01/01/12	1,112
	New York City Transitional Finance Authority, Future Tax Secured,
2,130	Series A, Rev., 5.00%, 05/01/07	2,214
1,405	Series A, Rev., 5.00%, 08/01/08	1,492
5,550	Series A, Rev., 5.00%, 08/15/12	5,852
105	Series A, Rev., 5.00%, 08/15/07 (p)	111
140	Series A, Rev., 5.13%, 08/15/07 (p)	148
1,000	Series A, Rev., 5.75%, 08/15/09 (p)	1,118
2,100	Series A, Rev., 6.00%, 08/15/29 (p)	2,367
1,700	Series A, Rev., Adj., 5.50%, 11/01/26	1,899
1,635	Series A, Rev., FGIC, 6.00%, 08/15/09 (p)	1,843
120	Series A, Rev., FGIC-TCRS, 5.00%, 08/15/07 (p)	127
3,380	Series B, Rev., 5.50%, 02/01/11 (p)	3,821
500	Series B, Rev., 6.00%, 05/15/10 (p)	572
3,305	Series B, Rev., 6.13%, 05/15/10 (p)	3,803
2,500	Series B, Rev., FSA-CR, 6.00%, 11/15/10 (p)	2,860
100	Series C, Rev., 4.75%, 05/01/08 (p)	106
2,500	Series C, Rev., 5.25%, 05/01/08 (p)	2,690
1,215	Series C, Rev., TRAN, 5.50%, 02/01/11	1,359
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
475	Series B, Rev., 5.50%, 02/01/13	532
695	Series B, Rev., 6.13%, 05/15/10 (p)	800
2,000	New York City Trust for Cultural Resources, Educational Broadcasting Corp.,
	Series 1999, Rev., 2.68%, 01/01/08 (i)	1,976
670	New York City, Capital Appreciation,
	Series E, GO, 6.35%, 05/15/08 (p)	742
3,000	New York Convention Center Operating Corp., Yale Building Acquisition Project,
	COP, 5.25%, 06/01/08	3,096
2,000	New York Local Government Assistance Corp.,
	Series E, Rev., FSA-CR, 6.00%, 04/01/14	2,375
1,475	New York Local Government Assistance Corp., Senior Lien,
	Series AA, Rev., 5.00%, 04/01/12	1,620
1,265	New York Mortgage Agency, Home Owner Mortgage,
	Series 94, Rev., 5.35%, 04/01/23	1,293
500	New York Power Authority,
	Rev., 7.00%, 01/01/10 (p)	585
225	New York State Dormitory Authority,
	Series C, Rev., 7.38%, 05/15/10 (p)	262
1,295	New York State Dormitory Authority, Master Boces Program, Municipal Government Guaranteed,
	Series A, Rev., FSA, 5.00%, 08/15/11	1,420
205	New York State Dormitory Authority, State University Dormitory Facilities,
	Rev., 5.00%, 07/01/12 (p)	227
3,500	New York State Dormitory Authority, State University Facilities,
	Series B, Rev., 5.38%, 07/01/09 (p)	3,852
	New York State Dormitory Authority, Barnard College,
205	Rev., AMBAC, 4.00%, 07/01/09	212
440	Rev., AMBAC, 4.50%, 07/01/10	468
	New York State Dormitory Authority, Canisius College,
115	Rev., MBIA, 4.95%, 07/01/14	124
515	Rev., RADIAN, 4.00%, 07/01/08	527
570	Rev., RADIAN, 4.50%, 07/01/10	599
645	Rev., RADIAN, 5.00%, 07/01/11	698
1,520	New York State Dormitory Authority, Child Care Facilities, Service Contract,
	Series A, Rev., 5.38%, 04/01/13	1,675
	New York State Dormitory Authority, City University,
445	3rd Series, Rev., 6.00%, 07/01/06 (p)	460
10,000	CONS, Series A, Rev., AMBAC-TCRS, 5.75%, 07/01/13	11,472
1,025	Series D, SO, MBIA-IBC, 5.75%, 07/01/06	1,056
	New York State Dormitory Authority, City University System,
3,565	CONS, Series A, Rev., FSA-CR, 5.75%, 07/01/13	4,142
3,415	CONS, Series B, Rev., 6.00%, 07/01/14	3,921
	New York State Dormitory Authority, Columbia University,
2,000	Series A, Rev., 5.25%, 07/01/12	2,230
1,545	Series A, Rev., 5.25%, 07/01/13	1,727
2,880	Series A, Rev., 5.25%, 07/01/14	3,219
345	Series A, Rev., 5.25%, 07/01/16	383
3,370	New York State Dormitory Authority, Concord Nursing Home, Inc.,
	Rev., 6.25%, 07/01/16	3,699
110	New York State Dormitory Authority, Department of Health,
	Rev., 5.75%, 07/01/06 (p)	116
465	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home,
	Series A, Rev., MBIA, 5.50%, 08/01/20	509
100	New York State Dormitory Authority, Good Samaritan Hospital,
	Rev., RADIAN, 5.50%, 07/01/11 (p)	112

100	New York State Dormitory Authority, Long Island University,
	GO, Rev., RADIAN, 5.00%, 09/01/12	107
	New York State Dormitory Authority, Manhattan College,
1,895	Rev., RADIAN, 5.50%, 07/01/09	2,063
1,770	Rev., RADIAN, 5.50%, 07/01/10	1,953
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Rev., MBIA, 5.50%, 07/01/09	1,090
1,000	Rev., MBIA, 5.50%, 07/01/23	1,179
370	Rev., MBIA, 5.75%, 07/01/19	441
250	New York State Dormitory Authority, Mental Health,
	Series A, Rev., MBIA, 5.75%, 02/15/10 (p)	279
2,340	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
	Series B, Rev., 6.00%, 08/15/16	2,761
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.50%, 07/01/14	576
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/18	1,705
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/23	3,448
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/24	1,875
2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/25	2,728
8,360	Series A, Rev., AMBAC, 5.75%, 07/01/13	9,725
1,750	Series A, Rev., MBIA, 5.75%, 07/01/09	1,931
1,000	Series A, Rev., MBIA, 5.75%, 07/01/15	1,179
3,500	Series A, Rev., MBIA, 5.75%, 07/01/16	4,161
2,530	New York State Dormitory Authority, North Shore University Hospital,
	Rev., MBIA, 5.50%, 11/01/10	2,811
3,450	New York State Dormitory Authority, Pratt Institute,
	Rev., RADIAN, 6.25%, 07/01/14	3,873
	New York State Dormitory Authority, School Districts Financing Program,
750	Series A, Rev., MBIA, 5.25%, 10/01/09	817
1,960	Series C, Rev., MBIA, 5.50%, 10/01/12	2,229
775	Series E, Rev., MBIA, 5.00%, 10/01/12	857
1,215	Series F, Rev., MBIA, 6.50%, 10/01/20	1,473
1,345	New York State Dormitory Authority, Service Contract, Child Care Facility,
	Series A, Rev., FSA, 5.13%, 04/01/12	1,471
605	New York State Dormitory Authority, Special Act School Districts Program,
	Rev., MBIA, 5.30%, 07/01/11	658
340	New York State Dormitory Authority, State Service Contract, Albany County,
	Rev., 5.50%, 04/01/08	362
	New York State Dormitory Authority, State University Educational Facilities,
5,000	Rev., FGIC, 5.75%, 05/15/10 (p)	5,662
415	Series A, Rev., 6.50%, 05/15/06	429
6,725	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	7,662
800	Series A, Rev., MBIA-IBC, 5.50%, 05/15/10	885
1,050	Series A, Rev., MBIA-IBC-BNY, 5.25%, 05/15/21	1,206
415	Series I, Rev., 5.13%, 05/15/08 (p)	445
14,845	New York State Dormitory Authority, State University of New York, Stony Brook University,
	Rev., 3.92%, 03/27/07 (i)	14,941
1,550	New York State Dormitory Authority, Unrefunded Balance,
	Series C, Rev., 7.38%, 05/15/10	1,721
2,000	New York State Environmental Facilities Corp., Clean Water & Drinking, Revolving Funds, New York City Municipal Project,
	Series E, Rev., 5.38%, 06/15/15	2,236
470	New York State Environmental Facilities Corp., Clean Water & Drinking, Revolving Funds, New York City Municipal Water Project,
	Series K, Rev., 5.50%, 06/15/15	544
100	New York State Environmental Facilities Corp., Clean Water & Drinking, Revolving Funds, Pooled Financing Program,
	Series I, Rev., 5.00%, 09/15/10	109
	New York State Environmental Facilities Corp., Clean Water & Drinking, Revolving Funds, Second Resolution,
2,205	Series I, Rev., 5.00%, 06/15/13	2,447
3,125	Series I, Rev., 5.00%, 06/15/14	3,449
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.75%, 06/15/11 (p)	1,814
1,000	Series A, Rev., 5.75%, 06/15/12 (p)	1,154
300	Series E, Rev., MBIA, 6.00%, 06/15/11	345
5,315	Series E, Rev., MBIA, 6.00%, 06/15/12	6,186
2,950	Series NYC-02, Rev., 5.75%, 06/15/11 (p)	3,365
4,100	Series NYC-02, Rev., 5.75%, 06/15/12 (p)	4,733
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.20%, 05/15/14	474
460	Series NYC-02, Rev., 5.75%, 06/15/11	524
700	Series NYC-02, Rev., 5.75%, 06/15/12	805
1,800	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Water Project,
	Series D, Rev., 5.50%, 06/15/13	2,042

1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Waste Management Project,
	Series A, Rev., Adj., 2.90%, 05/01/12	991
	New York State Environmental Facilities Corp., State Water Revolving Fund,
460	Series B, Rev., 5.70%, 07/15/09 (p)	513
3,220	Series L, Rev., 5.00%, 11/15/11	3,554
4,650	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
	Series B, Rev., 5.70%, 07/15/14	5,134
440	New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home, Insured Mortgage,
	Series C, Rev., FHA, 5.75%, 02/15/08 (p)	472
3,500	New York State Power Authority,
	Rev., 5.00%, 11/15/08	3,733
1,000	New York State Thruway Authority, Secondary,
	Series A, Rev., MBIA, 5.00%, 04/01/20	1,090
	New York State Thruway Authority, Highway & Bridge Trust Fund,
300	Series A, Rev., FSA, 5.50%, 04/01/08	321
865	Series B-1, Rev., FGIC, 5.60%, 04/01/10 (p)	972
	New York State Thruway Authority, Service Contract, Local Highway & Bridge,
5,000	Rev., 5.50%, 04/01/12 (p)	5,674
3,765	Rev., 6.00%, 04/01/07 (p)	4,047
4,170	Rev., AMBAC, 5.75%, 04/01/10 (p)	4,714
585	Rev., MBIA, 5.50%, 04/01/10	647
2,550	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Unrefunded Balance,
	Rev., 6.00%, 04/01/11	2,730
	New York State Urban Development Corp., Correctional & Youth Facilities Services,
260	Series A, Rev., 4.00%, 01/01/28	266
5,000	Series A, Rev., 5.00%, 01/01/27	5,278
1,450	Series A, Rev., 5.50%, 01/01/17	1,594
	New York State Urban Development Corp., Correctional Capital Facilities,
350	Series 7, Rev., 5.70%, 01/01/07 (p)	372
3,045	Series A, Rev., FSA, 5.25%, 01/01/14	3,413
120	Series A, Rev., FSA-CR, 5.50%, 01/01/08	128
	New York State Urban Development Corp., Correctional Facilities,
145	Series A, Rev., 5.00%, 01/01/08 (p)	155
115	Series A, Rev., FSA-CR, 5.00%, 01/01/08 (p)	123
270	Series B, Rev., 5.00%, 01/01/09 (p)	291
110	Series B, Rev., FSA-CR, 5.00%, 01/01/09 (p)	119
	New York State Urban Development Corp., Correctional Facilities Service Contract,
310	Series B, Rev., AMBAC, 4.75%, 01/01/09 (p)	332
150	Series B, Rev., AMBAC, 5.25%, 01/01/09 (p)	163
145	Series C, Rev., AMBAC, 6.00%, 01/01/09 (p)	161
100	Series D, Rev., FSA, 5.25%, 01/01/11 (p)	111
250	New York State Urban Development Corp., Personal Income Tax,
	Series C-1, Rev., 5.00%, 03/15/09	267
	New York State Urban Development Corp., State Facilities,
1,000	Rev., 5.60%, 04/01/15	1,143
375	Rev., 5.75%, 04/01/11	422
1,500	New York State Urban Development Corp., State Personal Income Tax, State Facilities,
	Series A-2, Rev., MBIA, 5.50%, 03/15/19	1,758
115	New York State Urban Development Corp., Youth Facilities,
	Series A, Rev., 5.00%, 04/01/08 (p)	123
45	New York State Urban Development Corp., Youth Facilities Services Contract,
	Series B, Rev., 5.88%, 04/01/10 (p)	51
	Niagara County, Public Improvement,
400	GO, MBIA, 5.75%, 07/15/12	463
440	GO, MBIA, 5.75%, 07/15/14	520
1,940	Niagara Falls Bridge Commission, Tolls,
	Series B, Rev., FGIC, 5.25%, 10/01/15	2,169
1,010	Oneida County,
	GO, FGIC, 5.50%, 03/15/11	1,132
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems,
	Rev., FSA, 5.50%, 04/01/11	1,111
	Onondaga County,
1,230	GO, 5.25%, 05/15/13	1,369
1,280	GO, 5.25%, 05/15/14	1,422
1,335	GO, 5.25%, 05/15/15	1,483
785	GO, 5.25%, 05/15/16	872
700	Series A, GO, 5.00%, 05/01/12	776
	Onondaga County, Unrefunded Balance,
445	Series A, GO, 5.25%, 05/15/13	496
445	Series A, GO, 5.25%, 05/15/14	496
515	Series A, GO, 5.25%, 05/15/15	565
160	Series A, GO, 5.25%, 05/15/16	175
100	Peru Central School District,
	GO, FGIC, 4.63%, 06/15/18	107
550	Phelps-Clifton Springs Central School District,
	Series B, GO, MBIA, 4.00%, 06/15/10	575

4,395	Port Authority of New York & New Jersey,
	120th Series, Rev., MBIA, 5.75%, 10/15/07	4,665
775	Red Creek Central School District,
	GO, FSA, 5.50%, 06/15/14	884
2,275	Rockland County,
	GO, FGIC, 6.00%, 01/15/10	2,566
	Rondout Valley Central School District,
195	GO, FSA, 5.13%, 03/01/17	215
865	GO, FSA, 5.25%, 03/01/18	957
930	GO, FSA, 5.25%, 03/01/19	1,029
	Scotia Glenville Central School District,
1,050	GO, FGIC, 5.40%, 06/15/12	1,156
1,050	GO, FGIC, 5.50%, 06/15/13	1,160
1,025	GO, FGIC, 5.50%, 06/15/14	1,132
275	Shenendehowa Central School District, Clifton Park,
	GO, FSA, 5.50%, 07/15/11	310
	State of New York,
2,530	2.60%, 01/01/07 (i)	2,518
3,000	GO, 6.00%, 03/01/07	3,157
500	Stillwater Central School District,
	GO, MBIA, 5.20%, 06/15/11	543
1,025	Suffolk County,
	Series B, GO, FSA, 5.25%, 05/01/13	1,151
1,955	Suffolk County Industrial Development Agency,
	Rev., FGIC, 6.00%, 02/01/08	2,108
1,250	Suffolk County Water Authority, Waterworks,
	Sub Lien, Rev., MBIA, 6.00%, 06/01/09	1,378
	Suffolk County, Public Improvement,
1,550	Series C, GO, MBIA, 5.25%, 07/15/13	1,732
1,215	Series C, GO, MBIA, 5.25%, 07/15/14	1,358
3,225	Suffolk County, Southwest Sewer District,
	GO, MBIA, 6.00%, 02/01/08	3,478
	Town of Brookhaven,
145	GO, MBIA, 5.00%, 08/15/14	162
835	GO, MBIA, 5.00%, 08/15/16	935
1,000	Town of Brookhaven, Public Improvement,
	GO, AMBAC, 5.30%, 11/15/11	1,112
575	Town of Riverhead,
	Series B, GO, MBIA, 5.00%, 06/15/13	638
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.75%, 01/01/16 (p)	110
100	Series A, Rev., 6.00%, 01/01/11 (p)	115
1,000	Series B, Rev., 5.75%, 01/01/12 (p)	1,147
7,635	Series SR, Rev., 5.50%, 01/01/12 (p)	8,378
9,125	Series Y, Rev., 6.00%, 01/01/12 (p)	10,347
	Unadilla ETC Central School District,
1,480	GO, FGIC, 4.50%, 06/15/07	1,528
1,000	GO, FGIC, 4.50%, 06/15/08	1,046
1,780	GO, FGIC, 4.50%, 06/15/09	1,880
565	Warwick Valley Central School District,
	GO, FSA, 5.50%, 01/15/14	624
	Watertown City School District,
600	GO, FSA, 5.63%, 06/15/16	666
1,365	GO, FSA, 5.63%, 06/15/17	1,514
1,245	GO, FSA, 5.63%, 06/15/18	1,381
	Westchester County Healthcare Corp., County Guaranteed
2,870	Sub Series B, Rev., 5.20%, 11/01/16	3,112
8,115	Sub Series B, Rev., 5.25%, 11/01/12	8,848
1,700	Westchester County Industrial Development Agency, Civic Facilities, Children’s Village Project
	Series A, Rev., 5.30%, 03/15/14	1,802
1,705	William Floyd Union Free School District of the Mastics-Moriches-Shirley
	Series B, GO, MBIA, 4.63%, 06/15/08	1,790
	Windsor Central School District
1,000	GO, FGIC, 5.50%, 06/15/13	1,105
1,170	GO, FGIC, 5.50%, 06/15/14	1,292
650	GO, FGIC, 5.50%, 06/15/15	718
		549,757
Pennsylvania — 0.2%
850	Upper Merion Area School District
	Series 2004, GO, FSA, 5.35%, 09/01/13	963
Puerto Rico — 7.3%
2,460	Commonwealth of Puerto Rico
	GO, MBIA, 6.00%, 07/01/13	2,916
	Commonwealth of Puerto Rico, Public Improvement
1,120	GO, FSA-CR, 5.50%, 07/01/12	1,278
4,000	GO, MBIA, 5.75%, 07/01/20	4,477

210	Series A, GO, 5.50%, 07/01/18	240
	Puerto Rico Electric Power Authority
2,695	Rev., MBIA, 5.00%, 07/01/18	3,053
535	Rev., MBIA, 5.00%, 07/01/20	608
475	Series KK, Rev., FSA, 5.25%, 07/01/13	538
210	Series JJ, Rev., MBIA, 5.25%, 07/01/15	240
	Puerto Rico Highway & Transportation Authority
7,165	Rev., 5.00%, 07/01/07	7,434
685	Series AA, Rev., FGIC, 5.50%, 07/01/16	801
8,430	Series F, Rev., 5.00%, 07/01/07	8,747
1,500	Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	1,747
1,000	Series X, Rev., MBIA-IBC, 5.50%, 07/01/13	1,138
1,050	Series X, Rev., MBIA-IBC, 5.50%, 07/01/15	1,223
1,105	Series Z, Rev., FSA, 6.25%, 07/01/16	1,364
1,400	Puerto Rico Municipal Finance Agency
	Series A, GO, FSA, 6.00%, 08/01/15	1,571
2,900	Puerto Rico Public Buildings Authority, Government Facilities
	Series K, Rev., Adj., 4.50%, 07/01/22	2,966
4,725	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed
	Series C, Rev., 5.00%, 07/01/07	4,903
1,470	Series C, Rev., 5.50%, 07/01/12	1,645
		46,889
Virgin Islands — 0.7%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes
	Series A, Rev., 6.38%, 10/01/19	4,563
Virginia — 0.1%
740	Virginia Resources Authority, Infrastructure, Pooled Loan Bond Project
	Series B, Rev., 5.00%, 11/01/12	818
	Total Municipal Bonds
	(Amortized Cost $602,133)	629,643

Shares
SHORT-TERM INVESTMENTS — 0.2%
Investment Companies — 0.2%
1,599	JPMorgan Tax Free Money Market Fund (b)
	(Cost $1,599)	1,600
Total Investments — 98.7% (Cost $603,732)		631,243
Other Assets Less Liabilities — 1.3%		8,001
Net Assets — 100.0%		$639,244

Abbrevations:

Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2005.
AMBAC	American Municipal Bond Assurance Corp.
BNY	Bank of New York
CONS	Consolidated Bonds
COMWLTH	Commonwealth
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferrable Custodial Receipts
FHA	Federal Housing Authority
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GO	General Obligation Bond
GTD	Guaranty
IBC	Insured Bond Certificates
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SBRF	School Bond Reserve Fund
SO	Special Obligation

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)	All or a portion of this security is segregated with the custodian for forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,507
Aggregate gross unrealized depreciation	(996)
Net unrealized appreciation/depreciation	$27,511

Federal income tax cost of investments	$603,732

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/05	Unrealized Depreciation
(113)	US 5 YEAR TREASURY NOTES	September, 2005	$(12,291)	$(26)

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
ASSET BACKED SECURITES — 1.3%
	Blue Heron Funding Ltd. (Cayman Islands)
$99,000	3.12%, 06/21/05, Series 6A, Class A1 FRN (e)	$99,000
147,000	3.12%, 06/26/05, Series 5A, Class A1 FRN (e)	147,000
175,000	3.13%, 06/28/05, Series 7A, Class A1 FRN (e)	175,000
48,000	Davis Square Funding Ltd. (Cayman Islands) 3.14%, 06/08/05, Series 2004-2A, Class AMMA FRN (e) (j)	48,000
100,000	Newcastle CDO Ltd. (Cayman Islands) 3.12%, 06/24/05, Series 3-A, Class 1-MM FRN (e) (j)	100,000
120,000	Premium Asset Trust 3.14%, 06/01/05, Series A FRN (e)	120,000
50,000	Structured Asset Repackaged Trust 3.09%, 06/15/05, Series A FRN (e)	50,000
48,187	TIAA Retail Commercial Trust (Cayman Islands) 3.13%, 06/29/05, Series 2003-1A, Class A1-MM FRN (e) (j)	48,187
85,000	Whitehawk CDO Funding Ltd. (Cayman Islands) 3.04%, 06/15/05, Series 2004-1A, Class AMMB FRN (e) (j)	85,000
	Total Asset Backed Securities (Amortized Cost $872,187)	872,187
CORPORATE BONDS — 22.5%
Banks — 0.2%
100,000	Australia & New Zealand Banking Group Ltd. (Australia) Zero Coupon, 06/23/05 (e)	100,000
Capital Markets — 1.8%
250,000	Goldman Sachs Group, Inc. 3.11%, 06/14/05	250,000
250,000	Lehman Brothers Holdings, Inc. 3.12%, 06/22/05, Series G, FRN	250,000
345,000	Merrill Lynch & Co., Inc. 3.12%, 06/04/05 FRN	345,000
310,000	Morgan Stanley 3.21%, 06/15/05, Series 1, FRN	310,015
80,000	Travelers Corp. 3.06%, 06/08/05	80,000
		1,235,015
Commercial Banks — 4.7%
	Bank of America N.A.
500,000	3.07%, 06/01/05 FRN	500,000
200,000	3.06%, 08/10/05 FRN	200,000
600,000	Bayerische Landesbank 3.08%, 06/24/05 FRN	600,000
200,000	Fifth Third Bancorp 3.05%, 06/23/05 FRN (e)	200,000
	HBOS Treasury Services plc (United Kingdom)
300,000	3.08%, 06/24/05 FRN (e)	300,000
570,000	3.10%, 06/02/05 FRN (e)	570,000
805,000	3.33%, 08/20/05 FRN (e)	805,000
		3,175,000
Diversified Financial Services — 14.1%

75,000	Associates Corp N.A. 3.19%, 06/26/05 FRN	75,000
	Beta Finance, Inc.
90,000	Zero Coupon, 09/08/05 (e)	89,991
110,000	2.93%, 06/13/05 FRN (e)	109,999
250,000	3.07%, 06/15/05 FRN (e)	250,023
40,000	3.07%, 06/20/05 FRN (e)	40,003
200,000	3.07%, 07/18/05 FRN (e)	199,982
300,000	3.07%, 07/28/05 FRN (e)	299,973
155,000	3.07%, 08/12/05 FRN (e)	154,989
45,000	3.07%, 08/22/05 FRN (e)	44,997
	CC USA, Inc.
200,000	Zero Coupon, 09/09/05 FRN (e)	199,980
481,500	2.94%, 06/15/05 FRN (e)	481,495
100,000	3.07%, 07/15/05 (e)	99,991
88,000	3.11%, 08/12/05 FRN (e)	87,994
167,250	3.25%, 08/09/05 FRN (e)	167,252
	Citigroup Global Markets Holdings, Inc.
75,000	3.01%, 06/06/05 FRN	75,001
5,000	3.05%, 06/12/05 Series A, FRN	5,002
350,000	Dorada Finance, Inc. 3.06%, 06/01/05 FRN (e)	349,977
100,000	Five Finance, Inc. 3.08%, 07/15/05 FRN (e)	99,991

50,000	GE Capital Assurance Co. 3.36%, 08/18/05	50,000
	General Electric Capital Corp.
350,000	3.08%, 06/07/05 FRN	350,000
468,000	3.19%, 06/09/05 FRN	468,000
400,000	3.19%, 06/17/05 FRN	400,000
	K2 (USA) LLC
132,000	2.90%, 06/08/05 FRN (e)	132,000
220,000	2.96%, 06/15/05 FRN (e)	219,999
250,000	3.05%, 06/15/05 FRN (e)	249,997
50,000	3.07%, 06/15/05 FRN (e)	50,000
100,000	3.07%, 07/25/05 FRN (e)	99,991
150,000	3.08%, 06/10/05 FRN (e)	150,001
	Links Finance LLC
180,000	3.06%, 07/26/05 FRN (e)	179,997
60,000	3.07%, 08/25/05 FRN (e)	59,994
	Money Market Trust
60,000	3.13%, 06/03/05 Series 2004, FRN	60,000
263,000	3.17%, 06/15/05 Series A-2, FRN (e)	263,000
	Restructured Asset Securities with Enhanced Returns (RACERS)
120,000	3.08%, 06/01/05 FRN (e)	120,000
185,000	3.19%, 06/08/05 FRN (e) (j)	185,000
200,000	3.28%, 06/01/05 FRN (e)	200,000
515,000	3.29%, 06/15/05 Series 2001-8-mm, Class A-1 FRN (e)	515,000
	Sigma Finance, Inc.
100,000	1.00%, 09/01/05 FRN (e)	99,990
195,000	2.86%, 06/02/05 FRN (e)	195,000
300,000	2.92%, 06/10/05 FRN (e)	299,998
50,000	3.04%, 06/07/05 FRN (e)	49,997
200,000	3.05%, 06/25/05 FRN (e)	199,982
140,000	3.06%, 06/01/05 FRN (e)	139,991
150,000	3.07%, 07/05/05 FRN (e)	149,974
75,000	3.25%, 08/15/05 FRN (e)	74,998
150,000	3.83%, 04/28/06 (e)	150,000
300,000	3.84%, 04/24/06, FRN (e)	300,000
760,000	SPARCS 3.20%, 07/26/05 FRN (e)	760,000
	Tango Finance Corp.
36,000	3.05%, 06/30/05 FRN (e)	36,000
60,000	3.06%, 06/15/05 FRN (e)	59,998
100,000	3.08%, 07/15/05 FRN (e)	99,996
	Toyota Motor Credit Corp.
235,000	3.05%, 06/01/05 Series B, FRN	234,985
125,000	3.06%, 09/06/05 FRN	125,000
		9,560,528
Insurance — 1.2%
75,000	AIG Life Insurance Co. 3.20%, 08/03/05	75,000
200,000	Metropolitan Life Insurance Co. 3.12%, 06/15/05	200,000
	New York Life Insurance Co.
200,000	2.97%, 06/01/05	200,000
200,000	3.27%, 07/27/05	200,000
	Transamerica Occidental Life Insurance Co.
120,000	3.11%, 06/15/05	120,000
20,000	3.29%, 06/01/05	20,000
		815,000
Multiline Retail — 0.1%
70,000	Walmart Stores, Inc. 5.01%, 06/01/05	70,000
Personal Products — 0.4%
300,000	Proctor & Gamble Co. 2.93%, 06/09/05 FRN (e)	300,000
	Total Corporate Bonds (Amortized Cost $15,255,543)	15,255,543
MUNICIPAL BONDS — 0.1%
60,000	New York City, Taxable
	Sub Series A-10, GO, FSA, 3.08%, 06/06/05 (Amortized Cost $60,000)	60,000
U.S. GOVERNMENT AGENCY SECURITIES — 3.1%
400,000	Federal Home Loan Bank 3.00%, 07/05/05	399,927
	Federal National Mortgage Association
500,000	2.99%, 06/29/05	499,830

675,000	2.99%, 07/03/05	674,850
500,000	3.03%, 07/21/05	499,873
	Total U.S. Government Agency Securities (Amortized Cost $2,074,480)	2,074,480
CERTIFICATES OF DEPOSIT — 27.9%
200,000	Banco Bilbao Vizcaya (Spain) 3.04%, 07/05/05	200,002
150,000	Bank of America Corp. 3.81%, 05/01/06	150,000
	Barclays Bank plc (United Kingdom)
500,000	2.56%, 06/01/05	500,000
106,850	3.03%, 06/30/05	106,850
118,000	3.10%, 07/21/05	118,000
500,000	3.27%, 09/12/05	500,000
488,000	3.28%, 09/12/05	488,000
335,000	3.31%, 10/11/05	335,000
	BNP Paribas
350,000	2.69%, 06/06/05	350,000
293,000	3.05%, 06/27/05	293,000
110,000	3.20%, 08/31/05	110,000
	BNP Paribas (France)
605,000	2.98%, 07/11/05	605,000
65,000	3.28%, 09/12/05	65,000
700,000	Calyon 2.65%, 06/06/05	700,000
692,000	Calyon (France) 3.41%, 03/21/06	692,000
525,000	Canadian Imperial Bank (Canada) 3.15%, 06/15/05	525,000
	Citibank N.A
327,000	2.89%, 06/07/05	327,000
775,000	3.23%, 08/24/05	775,000
73,500	3.24%, 08/25/05	73,500
275,000	Credit Suisse First Boston (Switzerland) 3.07%, 06/20/05	275,008
98,500	Depfa Bank plc 2.96%, 07/08/05	98,500
250,000	Descartes Funding Trust 3.09%, 06/15/05	250,000
	Deutsche Bank AG
150,000	3.06%, 06/01/05	150,000
485,000	3.06%, 08/09/05	485,000
130,000	3.26%, 08/29/05	130,002
442,800	3.83%, 04/21/06	442,800
200,000	Deutsche Bank AG (Germany) 3.02%, 06/30/05	199,999
	DNB NOR Bank ASA (Norway)
200,000	3.02%, 06/30/05	199,517
117,364	3.21%, 08/18/05	116,555
	Fortis Bank
100,000	2.68%, 06/07/05	100,000
1,000,000	3.06%, 06/01/05	1,000,000
250,000	HBOS Treasury Services plc (United Kingdom) 3.82%, 05/01/06	250,000
	HSBC Bank USA N.A.
123,674	2.56%, 06/01/05	123,674
70,000	3.22%, 08/04/05	70,032
400,000	Landesbank Hessen (Germany) 3.05%, 03/21/06	400,000
	Royal Bank of Canada
200,000	3.10%, 06/01/05	199,981
350,000	3.81%, 05/02/06	349,922
	Royal Bank of Scotland plc (United Kingdom)
478,700	2.47%, 07/15/05	478,690
250,000	3.06%, 06/23/05	250,000
	Societe Generale (France)
460,000	2.49%, 07/15/05	459,984
250,000	2.57%, 06/03/05	250,000
211,000	2.60%, 06/06/05	210,998
153,000	2.64%, 06/06/05	152,944
243,000	2.94%, 08/09/05	242,985
200,000	3.14%, 08/09/05	199,996
	Suntrust Bank
100,000	2.86%, 06/02/05	100,000
22,000	3.01%, 06/28/05	22,000
228,600	3.33%, 10/07/05	228,619
	UBS AG
170,000	2.69%, 06/07/05	170,000
82,000	3.01%, 06/30/05	82,000

550,000	3.20%, 08/31/05	550,007
	UBS AG (Switzerland)
280,000	2.65%, 06/06/05	280,000
	UniCredito Italiano SPA (Italy)
200,000	2.88%, 06/03/05	200,000
500,000	3.23%, 08/31/05	500,006
251,000	3.32%, 10/06/05	251,004
	Washington Mutual Bank
500,000	3.05%, 06/20/05	500,000
200,000	3.05%, 06/23/05	200,000
41,500	3.06%, 07/14/05	41,499
100,000	3.21%, 08/19/05	100,000
	Wells Fargo & Co.
175,000	3.13%, 06/02/05	175,000
769,980	3.16%, 06/14/05	769,980
16,000	3.78%, 03/29/06	16,000
	Wells Fargo Bank N.A.
575,600	3.03%, 06/15/05	575,600
105,440	3.03%, 06/30/05	105,440
	Total Certificates of Deposit (Amortized Cost $18,867,094)	18,867,094
COMMERCIAL PAPER — 32.4%
14,000	Alliance & Leicester plc (United Kingdom) 2.96%, 07/07/05 (m)	13,959
164,250	Alpine Securitization Corp. 3.05%, 06/27/05	163,889
250,000	ANZ National International Ltd. (United Kingdom) 2.58%, 06/01/05 (m)	250,000
15,000	ASAP Funding Ltd. 3.06%, 06/15/05	14,982
	ASPEN Funding Corp.
62,600	3.02%, 06/29/05	62,454
50,000	3.15%, 08/12/05	49,689
	Atlantis One Funding Corp.
151,455	2.56%, 06/01/05	151,455
85,000	2.58%, 06/02/05	84,994
157,213	2.93%, 08/01/05	156,443
54,000	2.98%, 08/11/05	53,687
80,678	3.12%, 08/08/05	80,207
145,860	3.21%, 08/19/05	144,842
500,000	Banco Bilbao Vizcaya (Spain) 3.24%, 08/26/05	500,003
	Bank of America Corp.
220,000	2.77%, 06/20/05	219,682
650,000	2.95%, 06/14/05	649,312
927,050	3.02%, 08/04/05	922,128
130,500	3.13%, 08/05/05	129,770
225,000	Bank of Ireland (Ireland) 3.21%, 08/18/05	223,450
57,000	Banque & Caisse Epargne Etat (Luxembourg) 2.96%, 07/08/05	56,828
	Bear Stearns Securities, Inc.
1,000	3.04%, 07/06/05	997
200,000	3.13%, 08/08/05	198,829
	Cafco LLC
64,000	2.88%, 06/02/05	63,995
25,000	3.04%, 07/05/05	24,929
100,000	3.06%, 07/13/05	99,645
207,000	Calyon 2.94%, 08/11/05	205,818
53,124	Cancara Asset Securitization Ltd. 3.21%, 08/18/05	52,758
146,053	Cantabric Finance LLC 3.22%, 08/18/05	145,044
	CBA Finance, Inc.
91,050	3.12%, 08/08/05	90,519
77,500	3.20%, 08/19/05	76,959
59,000	CC USA, Inc. 3.22%, 08/19/05	58,587
145,000	Charta Corp. 3.05%, 06/23/05	144,731
	CIT Group, Inc.
20,000	3.15%, 08/12/05	19,875
37,000	3.31%, 10/07/05	36,571
	Citibank Credit Card Issuance Trust
120,115	3.05%, 06/23/05	119,892

125,000	3.05%, 07/05/05	124,642
283,652	3.06%, 06/06/05	283,531
185,000	3.06%, 06/13/05	184,812
	Citigroup Global Markets Holdings, Inc.
118,250	2.57%, 06/02/05	118,242
187,000	2.96%, 07/05/05	186,483
472,000	3.08%, 06/04/05	472,000
300,000	3.25%, 08/26/05	297,692
65,000	Corporate Asset Funding 2.89%, 06/09/05	64,959
105,000	Corporate Receivables Corp. 2.89%, 06/09/05	104,933
	CRC Funding LLC
84,000	2.88%, 06/02/05	83,993
95,000	3.06%, 07/12/05	94,671
	Crown Point Capital Co.
100,735	3.07%, 07/07/05	100,428
49,296	3.07%, 07/18/05	49,100
66,358	DaimlerChrysler Revolving Auto Trust 2.92%, 06/08/05	66,321
300,000	Dakota Certificate Program (Citibank Credit Card Master Trust I) 3.05%, 06/17/05	299,595
75,000	Danske Bank AS (Denmark) 2.67%, 06/07/05	74,967
100,000	Depfa Bank plc 3.05%, 07/06/05	99,706
300,000	Deutsche Bank Financial, Inc. 3.12%, 08/05/05	298,326
	Edison Asset Securitization LLC
98,000	2.87%, 07/11/05	97,691
144,000	2.97%, 07/06/05	143,588
128,188	3.06%, 06/01/05	128,188
96,500	3.12%, 08/04/05	95,970
91,445	3.21%, 08/17/05	90,823
	FCAR Owner Trust
181,000	3.05%, 06/09/05	180,878
150,000	3.05%, 07/05/05	149,571
37,000	Five Finance Corp. 3.24%, 08/22/05	36,729
	Galaxy Funding, Inc.
61,000	3.06%, 06/30/05	60,851
60,000	3.07%, 07/18/05	59,761
20,000	3.21%, 08/16/05	19,866
	Gemini Securitization Corp
80,700	3.05%, 06/01/05	80,700
100,000	3.15%, 08/12/05	99,377
	General Electric Capital Corp.
314,250	2.92%, 06/08/05	314,073
150,000	2.99%, 06/16/05	149,814
200,000	3.02%, 06/28/05	199,550
157,000	3.09%, 07/21/05	156,333
295,450	3.09%, 11/02/05	291,620
172,350	3.10%, 08/10/05	171,304
65,000	General Electric Capital Services, Inc. 3.10%, 11/02/05	64,157
125,000	Giro Balanced Funding Corp. 3.04%, 06/06/05	124,947
200,000	Goldman Sachs Group, Inc. 3.10%, 11/01/05	197,424
32,000	Govco, Inc. 3.20%, 08/19/05	31,777
	Grampian Funding LLC
150,000	2.79%, 06/22/05	149,758
235,000	2.86%, 06/02/05	234,981
374,000	2.93%, 08/02/05	372,139
507,000	2.94%, 08/10/05	504,141
260,000	3.12%, 07/26/05	258,773
317,000	3.15%, 08/16/05	314,912
56,200	Greyhawk Funding LLC 2.96%, 07/07/05	56,035
150,000	HSH Nordbank AG 3.02%, 06/30/05	149,637
	Irish Life & Permanent plc (Ireland)
70,000	2.58%, 06/03/05	69,990
50,000	2.70%, 06/06/05	49,981
	IXIS Corp.
7,353	2.86%, 07/06/05	7,333
113,000	3.15%, 08/12/05	112,296
182,703	KBC Financial Products International Ltd. (Belgium) 3.06%, 06/01/05	182,703

	Lake Constance Funding LLC (United Kingdom)
83,000	2.87%, 06/02/05	82,993
158,000	2.88%, 06/01/05	158,000
30,000	2.91%, 06/08/05	29,983
	Leafs LLC
100,000	3.13%, 06/22/05	100,000
275,000	Legacy Capital LLC 3.05%, 06/07/05	274,861
180,000	Liberty Street Funding Corp. 3.05%, 06/27/05	179,606
78,000	Links Finance LLC 3.22%, 08/22/05	77,433
82,000	Macquarie Bank Ltd. (Australia) 3.06%, 06/28/05	81,813
	Mane Funding Corp.
50,376	2.89%, 06/07/05	50,352
12,000	2.93%, 08/02/05	11,940
15,250	3.21%, 08/18/05	15,145
80,152	3.23%, 08/19/05	79,589
100,000	Morgan Stanley 3.10%, 07/18/05	99,598
100,000	Natexis Banques Populaires U.S. Finance Co. (France) 3.10%, 07/01/05	99,998
455,000	3.10%, 07/25/05	455,000
150,000	3.20%, 08/31/05	150,000
	Nationwide Building Society (United Kingdom)
80,000	2.87%, 06/02/05	79,994
150,000	2.92%, 06/08/05	149,916
48,000	Network Rail Finance plc 3.24%, 08/26/05	47,631
45,000	Norddeutsche Landesbank (Germany) 2.87%, 06/02/05	44,996
59,000	Nordea N.A., Inc. 2.96%, 07/08/05	58,822
	Paradigm Funding LLC
138,000	3.05%, 06/17/05	137,814
158,000	3.05%, 06/28/05	157,640
	Park Granada LLC
65,000	3.06%, 06/06/05	64,972
45,147	3.06% 06/10/05	45,113
450,000	3.06% 06/30/05	448,898
150,000	Picaros Funding LLC 3.05%, 06/15/05	149,823
186,208	Santander Central Hispano S.A. (Spain) 2.57%, 06/01/05	186,208
	Sheffield Receivables Corp.
41,165	2.92%, 06/10/05	41,135
206,070	3.03%, 06/29/05,	205,584
	Sigma Finance, Inc.
100,000	2.57%, 06/01/05	100,000
43,000	2.94%, 08/10/05	42,758
	Silver Tower U.S. Funding LLC
41,695	2.89%, 07/13/05	41,556
300,000	2.93%, 06/08/05	299,831
85,100	3.03%, 06/29/05	84,901
95,000	3.05%, 06/20/05	94,848
215,000	3.05%, 06/24/05	214,582
45,000	3.05%, 06/27/05	44,901
232,600	Skandinaviska Enskilda Banken AB (Sweden) 3.02%, 06/30/05	232,038
1,200,000	Societe Generale 3.09%, 06/01/05	1,200,000
250,000	Societe Generale (France) 3.28%, 09/12/05	250,000
	Spintab AB (Sweden)
250,000	2.99%, 08/16/05	248,443
92,000	3.08%, 07/21/05	91,609
100,000	St. George Bank Ltd. (Australia) 3.30%, 10/04/05	98,870
148,000	Swedbank (Sweden) 3.15%, 08/12/05	147,078
100,000	Swiss RE Financial Products 3.12%, 08/01/05	99,476
50,000	Tango Finance Corp. 2.58%, 06/02/05	49,996
	Thames Asset Global Securities
252,948	3.05%, 06/15/05	252,649
20,305	3.24%, 08/24/05	20,153
58,651	Tulip Funding Corp. 3.07%, 07/01/05	58,501

	Westlb (Germany)
29,446	2.89%, 07/15/05	29,343
100,000	3.01%, 06/08/05	99,942
200,000	3.03%, 06/28/05	199,548
100,000	3.04%, 07/07/05	99,698
100,000	3.05%, 06/03/05	99,983
160,000	Westpac Banking Corp. (Australia) 3.03%, 06/11/05	160,000
167,000	Westpac Capital Corp. (Australia) 2.87%, 06/03/05	166,974
	Total Commercial Paper (Amortized Cost $21,971,530)	21,971,530
REPURCHASE AGREEMENTS — 10.1%
1,000,000	Barclays Capital, Inc., 3.08%, dated 05/31/05, due 06/01/05, repurchase price $1,000,085, collateralized by U.S. Government Agency Securities	1,000,000
450,000	Citigroup, Inc., 3.11%, dated 05/31/05, due 06/01/05, repurchase price $450,039, collateralized by U.S. Government Agency Securities	450,000
1,000,000	Deutsche Bank AG, 3.08%, dated 05/31/05, due 06/01/05, repurchase price $1,000,085, collateralized by U.S. Government Agency Securities	1,000,000
1,000,000	Deutsche Bank AG, 3.12%, dated 05/31/05, due 06/01/05, repurchase price $1,000,087, collateralized by U.S. Government Agency Securities	1,000,000
458,740	Fifth Third Bancorp, 3.09%, dated 05/31/05, due 06/01/05, repurchase price $458,779, collateralized by U.S. Government Agency Securities	458,740
198,754	Goldman Sachs, Inc., 3.08%, dated 05/31/05, due 06/01/05, repurchase price $198,771, collateralized by U.S. Government Agency Securities	198,754
260,000	Goldman Sachs, Inc., 3.11%, dated 05/31/05, due 06/01/05, repurchase price $260,022, collateralized by U.S. Government Agency Securities	260,000
700,000	Goldman Sachs, Inc., 3.13%, dated 05/31/05, due 06/01/05, repurchase price $700,061, collateralized by U.S. Government Agency Securities	700,000
800,000	Greenwich Capital Corp., 3.08%, dated 05/31/05, due 06/01/05, repurchase price $800,068, collateralized by U.S. Government Agency Securities	800,000
500,000	HSBC Securities, 3.08%, dated 05/31/05, due 06/01/05, repurchase price $500,043, collateralized by U.S. Government Agency Securities	500,000
200,000	Merrill Lynch & Co., 3.08%, dated 05/31/05, due 06/01/05, repurchase price $200,017, collateralized by U.S. Government Agency Securities	200,000
300,000	Merrill Lynch & Co., 3.11%, dated 05/31/05, due 06/01/05, repurchase price $300,026, collateralized by corporate collateralized mortgage obligations	300,000
	Total Repurchase Agreements (Amortized Cost $6,867,494)	6,867,494
TIME DEPOSITS — 3.0%
200,000	Canadian Imperial Bank 3.08%, 06/01/05	200,000
500,000	Dexia Credit Local (France) 3.04%, 06/07/05	500,000
500,000	Fifth Third Bank 3.09%, 06/01/05	500,000
200,000	KBC Bank NV 3.08%, 06/01/05	200,000
	Royal Bank of Canada
547,750	3.06%, 06/01/05	547,750
100,000	Societe Generale 3.06%, 06/01/05	100,000
	Total Time Deposits (Amortized Cost $2,047,750)	2,047,750

Total Investments — 100.4% (Amortized Cost $68,016,078)		$68,016,078
Other Liabilities in Excess of Assets — (0.4)%		(295,659)
Net Assets — 100.0%		$67,720,419

FRN	Floating Rate Note
FSA	Financial Securities Assurance
GO	General Obligation Bond
Rev.	Revenue Bond
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(j)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amount in thousands)

Shares	Security Description	Value
PREFFERED STOCK — 1.2%
Capital Market —1.2%
7	Pinto Totta International Finance
	VAR, 7.77%, 08/01/07 (e) (m)
	(Cost $7,577)	$7,174

Principal Amount
ASSET BACKED SECURITIES — 13.0%
$2,969	American Express Credit Account Master Trust
	Series 2004-C, Class C, FRN, 3.58%, 02/15/12 (e) (m)	2,980
	AmeriCredit Automobile Receivables Trust
9,200	Series 2003-DM, Class A, 2.84%, 08/06/10 (m)	9,061
2,800	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	2,721
3,900	Asset Backed Funding Certificates
	Series 2005-AQ1, Class AI2, 4.30%, 06/25/35	3,900
550	Capital One Auto Finance Trust
	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	541
	Capital One Multi-Asset Execution Trust
4,400	Series 2004-B5, Class B5, 3.70%, 05/17/10 (m)	4,368
1,300	Series 2005-A2, Class A2, 4.05%, 02/15/11 (m)	1,303
3,650	Carmax Auto Owner Trust
	Series 2003-2, Class A4, 3.07%, 10/15/10 (m)	3,593
	CARSS Finance LP (Cayman Islands)
420	Series 2004-A, Class B1, FRN, 3.36%, 01/15/11 (e) (m)	420
979	Series 2004-A, Class B1, FRN, 4.03%, 01/15/11 (e) (m)	984
	Citibank Credit Card Issuance Trust
4,375	Series 2001-C3, Class C3, 6.65%, 05/15/08 (m)	4,487
4,000	Series 2002-B1, Class B1, FRN, 3.42%, 06/25/09 (m)	4,015
5,050	Series 2003-C2, Class C2, FRN, 4.05%, 03/20/08 (m)	5,079
	Countrywide Asset-Backed Certificates
4,977	Series 2003-5, Class AF3, 3.61%, 04/25/30 (m)	4,959
2,200	Series 2005-4, Class AF3, 4.46%, 09/25/32	2,200
1,650	Daimler Chrysler Auto Trust
	Series 2005-B, Class A4, 4.20%, 07/08/10 (m)	1,652
999	EQCC Home Equity Loan Trust
	Series 2002-1, Class 2A, FRN, 3.39%, 11/25/31 (m)	1,000
1,700	Household Automotive Trust
	Series 2003-2, Class A4, 3.02%, 12/17/10 (m)	1,671
4,000	Long Beach Mortgage Loan Trust
	Series 2004-3, Class M1, FRN, 3.66%, 07/25/34 (m)	4,008
2,200	MBNA Credit Card Master Note Trust
	Series 2002-B3, Class B3, 3.48%, 01/15/08 (m)	2,201
261	Providian Home Equity Loan Trust
	Series 1999-1, Class A, FRN, 3.38%, 06/25/25 (m)	262
4,100	SLM Student Loan Trust
	Series 2003-11, Class A5, 2.99%, 12/15/22 (e) (m)	4,032
	WFS Financial Owner Trust
5,399	Series 2002-2, Class A4, SUB, 4.50%, 02/20/10 (m)	5,426
6,400	Series 2003-3, Class A4, 3.25%, 05/20/11 (m)	6,334
3,500	World Omni Auto Receivables Trust
	Series 2003-B, Class A4, 2.87%, 11/15/10 (m)	3,422

	Total Asset Backed Securities
	(Cost $81,251)	80,619

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.0%
Agency CMO — 9.1%
	Federal Home Loan Mortgage Corp.
3,249	Series 1565, Class P, 6.00%, 08/15/08 (m)	3,318
8,956	Series 2632, Class IA, 4.56%, 01/15/17 (m)	677
12,338	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	846
4,226	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	537
10,286	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	886
10,750	Series 2780, Class IE, IO, 4.50%, 05/15/11 (m)	459
18,262	Series 2791, Class SI, FRN, 4.06%, 12/15/31 (m)	1,549
19,972	Series 2814, Class S, IF, IO, 4.01%, 10/15/30 (m)	1,334
11,250	Series 2852, IO, 5.00%, 11/15/25 (m)	1,529
7,050	Series 2894, Class S, FRN, 4.11%, 03/15/31 (m)	595

6,500	Series 2929, Class PB, 5.00%, 09/15/24 (m)	6,621
3,950	Series 2931, Class GA, 5.00%, 11/15/28 (m)	4,029
8,084	Series 2939, Class HP, 5.00%, 04/15/28 (m)	8,218
9,700	Series 2975, Class HA, 5.50%, 07/15/23 (m)	9,888
10,000	Series 2980, Class LI, 5.50%, 04/15/25 (m)	1,120
15,595	Federal National Mortgage Association
	Series 2004-61, Class TS, FRN, 4.01%, 10/25/31 (m)	907
	Federal National Mortgage Association Interest STRIPS
2,356	Series 353, Class 2, IO, 5.00%, 07/25/34 (m)	515
40,610	Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	9,061
	Government National Mortgage Association
47,145	Series 2003-85, Class CS, IF, IO, 4.11%, 02/20/24 (m)	3,008
13,593	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	1,287
		56,384
Non-Agency — 17.9%
1,786	ABN Amro Mortgage Corp.
	Series 2002-10, Class 1A1, 4.00%, 01/25/33 (m)	1,784
1,250	Banc of America Commercial Mortgage, Inc.
	Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,243
3,115	Bank of America Alternative Loan Trust
	5.50%, 09/25/33 (m)	3,167
10,194	CalSTRS Trust
	Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	10,189
1,973	Calwest Industrial Trust
	Series 2003-CALA, Class A, FRN, 3.35%, 06/15/15 (e) (m)	1,977
2,594	CR
	Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (i) (m)	2,767
3,700	CS First Boston Mortgage Securities Corp.
	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	3,694
2,965	First Union-Lehman Brothers Commercial
	Series 1997-C1, Class A3, 7.38%, 04/18/29 (m)	3,083
4,100	Greenwich Capital Commercial Funding Corp
	Series 2005-GG3, Class A2, VAR, 4.31%, 08/10/42 (m)	4,110
5,550	GS Mortgage Securities Corp II
	Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	5,612
	LB-UBS Comercial Mortgage Trust
2,950	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	2,888
8,300	Series 2003-C1, Class A2, 3.99%, 10/15/29 (m)	8,183
7,300	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	7,166
814	Mastr Adjustable Rate Mortgages Trust
	Series 2003-6, Class 1A1, FRN, 2.35%, 12/25/33 (m)	811
7,358	Morgan Stanley Capital
	Series 1998-HF2, Class A2, 6.48%, 11/15/30 (m)	7,775
3,788	Residential Funding Securities Corp.
	Series 2002-RM1, Class AII, FRN, 6.00%, 11/25/32 (m)	3,842
8,404	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-6, Class 5A1, VAR, 5.02%, 06/25/34 (m)	8,422
7,900	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C17, Class A2, 4.78%, 03/15/42 (m)	8,040
11,730	Washington Mutual, Inc.
	Series 2004-S3, Class 2A1, 5.50%, 07/25/34 (m)	11,906
	Wells Fargo Mortgage Backed Securities
4,065	Series 2003-N, Class 1A4, FRN, 4.62%, 12/25/33 (m)	4,091
10,100	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34 (m)	10,043
		110,793
	Total Collateralized Mortgage Obligations
	(Cost $169,973)	167,177

CORPORATE BONDS — 45.4%
Automobiles — 1.9%
	DaimlerChrysler NA Holding Corp.
3,950	FRN, 3.89%, 05/24/06 (m)	3,959
3,000	4.13%, 03/07/07 (m)	2,977
	Ford Motor Credit Co.
4,500	4.95%, 01/15/08 (m)	4,266
650	5.80%, 01/12/09 (m)	609
		11,811
Beverages — 1.0%
3,900	Diageo Finance BV (Netherlands)
	3.00%, 12/15/06 (m)	3,831
2,250	Miller Brewing Co.
	4.25%, 08/15/08 (e) (m)	2,237
		6,068
Building Products — 0.4%
2,301	Saint-Gobain Nederland BV (Netherlands)
	5.38%, 06/20/07 (m)	2,353

Capital Markets — 0.8%
4,600	BNP US Funding LLC
	VAR, 7.74%, 12/31/49 (e) (m)	4,971
Chemicals — 0.6%
3,500	Huntsman International LLC
	9.88%, 03/01/09 (m)	3,745
Commercial Banks — 15.2%
1,764	Abbey National plc (Britain)
	VAR, 7.35%, 12/31/49 (m)	1,837
2,050	Bacob Bank (Belgium)
	VAR, 7.25%, 12/31/49 (e) (m)	2,177
2,800	BBVA Bancomer Capital Trust I (Mexico)
	10.50%, 02/16/11 (e) (m)	2,926
420	BCI U.S. Funding Trust
	VAR, 8.00%, 12/31/49 (e) (m)	462
1,200	Cho Hung Bank (South Korea)
	VAR, 4.63%, 11/03/14 (e) (m)	1,180
	Citibank Korea, Inc. (South Korea)
3,350	VAR, 4.67%, 06/18/13 (m)	3,346
2,800	6.95%, 12/06/11 (m)	2,898
11,450	Deutsche Bank AG (Germany)
	FRN, 3.50%, 05/15/07 (m)	11,444
1,300	Deutsche Bank Capital Funding Trust I (Germany)
	VAR, 7.87%, 12/31/49 (e) (m)	1,464
3,500	ForeningsSparbanken AB (Sweden)
	VAR, 7.49%, 12/31/49 (e) (m)	3,658
2,000	HSBC Capital Funding LP/Jersey Channel Islands (Jersey)
	VAR, 9.55%, 12/31/49 (e) (m)	2,442
4,050	Industrial Bank of Korea (South Korea)
	VAR, 4.00%, 05/19/14 (e) (m)	3,920
2,000	KBC Bank Funding Trust III
	VAR, 9.86%, 11/29/49 (e) (m)	2,416
5,000	Korea First Bank (South Korea)
	VAR, 6.25%, 10/02/13 (m)	5,265
700	Mizuho JGB Investment LLC
	VAR, 9.86%, 12/31/49 (e) (m)	793
2,000	Mizuho Prefered Capital
	VAR, 8.79%, 12/29/49 (e) (m)	2,205
2,300	National Westminster Bank (Britain)
	VAR, 7.74%, 12/31/49 (m)	2,466
1,700	Nordea Bank Finland plc
	VAR, 7.49%, 12/31/49 (e) (m)	1,780
1,150	Popular North America, Inc.
	6.13%, 10/15/06 (m)	1,177
7,195	Royal Bank of Scotland (Britain)
	7.82%, 12/31/49 (m)	7,369
11,000	Sigma Finance Corp.
	3.71%, 09/15/06 (i) (m) (e)	11,000
5,150	Skandinaviska Enskilda Banken AB
	VAR, 8.13%, 09/06/49 (e) (m)	5,401
2,900	Sovereign Bank
	4.00%, 02/01/08 (m)	2,847
2,950	Svenska Handelsbanken (Sweden)
	VAR, 7.13%, 12/31/49 (e) (m)	3,091
2,000	Unicredito Italiano Capital Trust II
	VAR, 9.19%, 12/31/49 (e) (m)	2,419
	Woori Bank (South Korea)
2,150	4.50%, 12/08/09 (e) (m)	2,137
1,430	VAR, 5.75%, 03/13/14 (e) (m)	1,469
4,650	Zions Bancorp
	2.70%, 05/01/06 (m)	4,599
		94,188
Commercial Services & Supplies — 0.6%
3,500	Cendant Corp.
	6.88%, 08/15/06 (m)	3,610
Consumer Finance — 1.9%
1,800	Capital One Bank
	4.25%, 12/01/08 (m)	1,781
	General Motors Acceptance Corp.
3,850	6.13%, 08/28/07 (m)	3,765
900	6.75%, 01/15/06 (m)	906
	International Lease Finance Corp.
1,400	3.13%, 05/03/07 (m)	1,375
2,100	4.35%, 09/15/08 (m)	2,097

1,650	MBNA America Bank NA
	4.63%, 08/03/09 (m)	1,653
		11,577
Containers & Packaging — 0.6%
3,500	Stone Container Corp.
	9.75%, 02/01/11 (m)	3,701
Diversified Financial Services — 5.6%
	Counts Trust
3,450	FRN, 4.05%, 08/15/07 (e) (i) (m)	3,475
3,450	FRN, 4.10%, 08/15/07 (e) (i) (m)	3,476
1,650	Mantis Reef Ltd. (Australia)
	4.69%, 11/14/08 (e) (m)	1,654
5,905	Natexis Ambs Co. LLC
	VAR, 8.44%, 12/31/49 (e) (m)	6,584
3,300	Racers
	Series 2005-7-C, FRN, 2.96%, 05/09/06 (e) (i) (m)	3,292
4,400	SPARCS Trust
	FRN, 3.49%, 11/21/07 (e) (i) (m)	4,400
2,480	Texas Municipal Gas Corp.
	2.60%, 07/01/07 (e) (m)	2,462
1,700	Tokai Preferred Capital Co.
	VAR, 9.97%, 12/31/49 (e) (m)	1,839
3,100	Twin Reefs Pass-Through Trust
	FRN, 4.08%, 12/31/49 (e) (m)	3,087
4,150	Two-Rock Pass-Through Trust (Bermuda)
	FRN, 4.19%, 12/31/49 (e) (m)	4,113
		34,382
Diversified Telecommunication Services — 4.9%
3,300	Alltel Corp.
	4.66%, 05/17/07 (m)	3,328
3,700	British Telecommunications plc (Britain)
	7.88%, 12/15/05 (m)	3,782
3,050	France Telecom S.A. (France)
	7.45%, 03/01/06 (m)	3,130
600	New York Telephone Co.
	6.00%, 04/15/08 (m)	622
7,150	SBC Communications, Inc.
	VAR, 4.21%, 06/05/05 (e) (m)	7,151
	Sprint Capital Corp.
2,000	SUB, 4.77%, 08/17/06 (m)	2,016
3,230	6.00%, 01/15/07 (m)	3,321
1,450	Telecom Italia Capital S.A. (Luxembourg)
	4.00%, 01/15/10 (e) (m)	1,407
5,350	Verizon Wireless, Inc.
	5.38%, 12/15/06 (m)	5,456
		30,213
Electric Utilities — 1.4%
1,600	CC Funding Trust I
	6.90%, 02/16/07 (m)	1,668
1,450	Dominion Resources, Inc.
	3.66%, 11/15/06, SUB (m)	1,440
1,500	Pacificorp
	5.65%, 11/01/06 (m)	1,534
525	Pacific Gas & Electric Co.
	3.60%, 03/01/09 (m)	512
3,700	Progress Energy, Inc.
	6.75%, 03/01/06 (m)	3,772
		8,926
Health Care Equipment & Supplies — 0.2%
950	Hospira, Inc.
	4.95%, 06/15/09 (m)	967
Hotels, Restaurants & Leisure — 0.9%
2,650	Caesars Entertainment, Inc.
	7.88%, 12/15/05 (m)	2,696
2,650	Starwood Hotels & Resorts Worldwide, Inc.
	7.38%, 05/01/07 (m)	2,763
		5,459
Industrial Conglomerates — 0.5%
3,000	Tyco International Group S.A. (Luxembourg)
	6.38%, 02/15/06 (m)	3,050
Insurance — 1.7%
5,350	ASIF Global Financing
	FRN, 3.25%, 03/14/08 (e) (m)	5,350
3,650	Oil Insurance Ltd. (Bermuda)
	VAR, 3.27%, 06/09/06 (e) (i) (m)	3,651

1,300		St. Paul Travelers Cos, Inc. (The)
		5.01%, 08/16/07 (m)	1,318
			10,319
Internet & Catalog Retail — 0.6%
3,500		RH Donnelley Inc.
		8.88%, 12/15/10 (m)	3,815
Media — 1.0%
850		Dex Media East LLC/Dex Media East Finance Co.
		12.13%, 11/15/12 (m)	1,018
2,650		Echostar DBS Corp.
		9.13%, 01/15/09 (m)	2,826
2,150		Time Warner, Inc.
		6.15%, 05/01/07 (m)	2,229
			6,073
Multi-Utilities — 0.8%
		Duke Capital LLC
1,400		4.33%, 11/16/06 (m)	1,402
2,250		4.30%, 05/18/06 (m)	2,257
1,450		Sempra Energy
		4.62%, 05/17/07 (m)	1,455
			5,114
Oil, Gas & Consumable Fuels — 1.0%
1,800		Pemex Project Funding Master Trust
		FRN, 4.30%, 06/15/10 (e) (m)	1,856
4,000		Salomon Brothers AG for OAO Gazprom (Germany)
		9.13%, 04/25/07 (m)	4,280
			6,136
Paper & Forest Products — 0.3%
2,000		Georgia Pacific Corp.
		7.38%, 07/15/08 (m)	2,110
Real Estate — 1.1%
3,500		Host Marriott LP
		9.25%, 10/01/07 (m)	3,784
		iStar Financial, Inc.
2,000		REIT, 4.88%, 01/15/09 (m)	1,990
950		REIT, 5.38%, 04/15/10 (m)	958
			6,732
Thrifts & Mortgage Finance — 1.9%
2,150		Countrywide Home Loans, Inc.
		2.88%, 02/15/07 (m)	2,105
6,750		Spintab AB (Sweden)
		7.49%, 12/31/49, VAR (e) (m)	7,023
2,500		Washington Mutual, Inc.
		7.50%, 08/15/06 (m)	2,599
			11,727
Wireless Telecommunication Services — 0.5%
3,165		Crown Castle International Corp.
		10.75%, 08/01/11 (m)	3,367

		Total Corporate Bonds
		(Cost $283,736)	280,414

FOREIGN GOVERNMENT SECURITIES — 7.8%
4,250		Government of Chile (Chile)
		FRN, 3.59%, 01/28/08 (m)	4,265
3,543		Government of Colombia (Colombia)
		9.75%, 04/09/11 (m)	3,995
EUR	4,050	Bundesrepublik Deutschland (Germany)
		4.75%, 07/04/34 (m)	5,797
EUR	3,950	Government of France (France)
		5.75%, 10/25/32 (m)	6,432
1,800		United Mexican States (Mexico)
		FRN, 3.84%, 01/13/09 (m)	1,825
3,170		National Agricultural Cooperative Federation (South Korea)
		VAR, 5.74%, 06/18/14 (m)	3,340
		Russian Federation (Russia)
5,500		Regulation S, 8.75%, 07/24/05 (m)	5,539
14,250		8.75%, 07/24/05 (e) (m)	14,351
2,250		Government of Ukraine (Ukraine)
		Regulation S, 7.65%, 06/11/13 (m)	2,447

		Total Foreign Government Securities
		(Cost $47,715)	47,991

MUNICIPAL BONDS — 1.6%
Illinois — 0.3%
2,350	Illinois State, Taxable, Pension
	GO, 2.50%, 06/01/08 (m)	2,249
South Carolina — 0.8%
4,700	South Carolina Student Loan Corp
	Series A-1, Rev., Adj., GTD Student Loans	4,700
	3.08%, 06/01/33 (m)
Texas — 0.5%
3,150	Texas State Public Finance Authority, Taxable, Unemployment
	Compensation, Series B, Rev., 2.63%, 06/15/06 (m)	3,112

	Total Municipal Bonds
	(Cost $10,195)	10,061

U.S. GOVERNMENT AGENCY SECURITIES — 9.4%
	Federal National Mortgage Association Pool
15,900	5.50%, 06/25/34 (e)	16,114
41,700	5.50%, 07/25/35 (e)	42,182

	Total U.S. Government Agency Securities
	(Cost $58,233)	58,296

U.S. TREASURY OBLIGATIONS — 0.7%
4,606	U.S. Treasury Notes
	1.65%, 01/15/15 (m)
	(Cost $4,569)	4,610

Number of Contracts
CALL OPTIONS PURCHASED — 0.0% (g)
27,500	Receiver Swaption, expiring 6/8/15 (Rec fixed/Pay libor)
@ 4.48%, European Style
	(Cost $65)	99

PUT OPTIONS PURCHASED — 0.0% (g)
17,000	Payer Swaption, expiring 7/13/10 (Pay fixed/Rec libor)
@ 5.02, European Style
	(Cost $94)	—	(h)

Principal Amount
SHORT-TERM INVESTMENTS — 3.4%
Commercial Paper — 0.6%
3,700	Altria Group, Inc.
	3.33%, 06/03/05 (m)	3,699

U.S. Treasury Securities — 0.3%
2,050	U.S. Treasury Bills
	2.91%, 08/25/05 (k) (m)	2,036

Shares
Investment Companies — 2.5%
15,636	JPMorgan Prime Money Market Fund
	2.91%, 12/31/49 (b) (m)	15,636

	Total Short Term Investments
	(Cost $21,371)	21,371

Total Investments — 109.5%
(Amortized Cost $684,780)		677,812
Other Liabilities in Excess of Assets — (9.5)%		(58,913)
Net Assets — 100.0%		$618,899

Adj.	Adjustable. The rate shown is the rate in effect as of May 31, 2005.
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2005.
GO	General Obligation Bond
GTD	Guaranteed
IF	Inverse Floaters
IO	Interest Only
REIT	Real Estate Investment Trust
Rev.	Revenue Bond
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2005.
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2005.
Regulation S	Securities registered under the Securities Act of 1933

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment
Advisors, Inc.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool.  The yields on these securities are yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.  These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,523
Aggregate gross unrealized depreciation	(8,491)
Net unrealized appreciation/depreciation	$(6,968)

Federal income tax cost of investments	$684,780

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/05	Unrealized Appreciation (Depreciation)
	Long Futures Outstanding
401	EURO SCHATZ	June, 2005	$52,624	$91
540	2 Year U.S. Treasury Notes	September, 2005	112,104	64
103	10 Year U.S. Treasury Notes	September, 2005	11,625	41
78	Eurodollars	September, 2005	18,765	7
121	Eurodollars	December, 2005	13,520	68
165	Eurodollars	December, 2005	39,930	(281)
382	Eurodollars	March, 2006	91,636	97

	Short Futures Outstanding
(322)	EURO-BOBL	June, 2005	(45,234)	(218)
(101)	EURO-BUND	June, 2005	(14,646)	(555)
(513)	5 Year U.S. Treasury Notes	September, 2005	(55,690)	(107)
(208)	10 Year U.S. Treasury Notes	September, 2005	(23,531)	(28)
(330)	Eurodollars	December, 2005	(79,289)	184
(78)	Eurodollars	June, 2006	(18,673)	(46)
				$(683)

Forward Foreign Currency Exchange Contracts

Contracts to Sell		Settlement Date	Settlement Value (USD)	Value at 05/31/05 (USD)	Net Unrealized Appreciation (USD)
10,350	EUR	8/26/2005	$(13,077)	$(12,772)	$305

Options

Units	Call Options Written	Value
(37,500)	Call Option on FNMA, 30 Year, 5.00%, TBA, strike price at 99.70,
	expiring 06/06/05, European Style
	(Premiums Received $64)	$(120)

Swap Contracts

Descriptions	Expiration Date	Underlying Notional Value	Unrealized Appreciation (Depreciation)
Swap - Price Lock with Credit Suisse First Boston International on U.S. Treasury Note, 4.00%, 04/15/10, price less 100.39, the Fund receives negative, pays positive.	06/02/05	$18,300	$(111)
Swap - Price Lock with Credit Suisse First Boston International on U.S. Treasury Note, 2.63%, 03/15/09, price less 95.82, the Fund receives negative, pays positive.	06/02/05	27,800	(119)
Swap - Price Lock with Credit Suisse First Boston International on U.S. Treasury Note, 3.38%, 02/28/07, price less 99.69, the Fund receives positive, pays negative.	06/02/05	135,000	(46)
Swap - Price Lock with Credit Suisse First Boston International on U.S. Treasury Note, 2.75%, 08/15/07, price less 98.19, the Fund receives positive, pays negative.	06/02/05	18,600	—
Swap - Price Lock with Lehman Brothers Special Financing on 30 year FNMA, 5.00%, 06/15/05, price less 99.19, the Fund receives negative, pays positive.	06/06/05	40,000	(211)
Swap - Price Lock with Lehman Brothers Special Financing on 30 year FNMA, 4.50%, 06/15/05, price less 96.57, the Fund receives positive, pays negative.	06/06/05	20,000	127
Swap - Price Lock with Lehman Brothers Special Financing on 30 year FNMA, 5.50%, 06/15/05, price less 100.94, the Fund receives positive, pays negative.	06/06/05	20,000	63
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 4.50%, 06/15/05, price less 97.11, the Fund receives negative, pays positive.	06/06/05	42,000	(151)
Swap - Price Lock with Citibank N.A. on 30 year FNMA, 5.50%, 06/15/05, price less 101.22, the Fund receives positive, pays negative.	06/06/05	60,000	94
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.00%, 06/15/05, price less 100.47, the Fund receives positive, pays negative.	06/09/05	56,000	368
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 4.50%, 06/15/05, price less 98.59, the Fund receives negative, pays positive.	06/09/05	28,000	(260)
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.50%, 06/15/05, price less 102.20, the Fund receives negative, pays positive.	06/09/05	28,000	(133)
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.50%, 06/15/05, price less 102.13, the Fund receives negative, pays positive.	06/09/05	30,000	(164)
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.00%, 06/15/05, price less 100.47, the Fund receives positive, pays negative.	06/09/05	60,000	394
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 4.50%, 06/15/05, price less 98.63, the Fund receives negative, pays positive.	06/09/05	30,000	(270)
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 1.5 (6 per annum) BPS times notional amount of General Electric Capital Corp., 6.00%, 06/15/12. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	06/20/05	7,000	1
Swap - Price Lock with Citibank N.A. on 30 year FNMA, 6.00%, 07/15/05, price less 102.34, the Fund receives positive, pays negative.	07/07/05	88,000	206
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 5.50%, 07/15/05, price less 100.66, the Fund receives negative, pays positive.	07/07/05	60,000	(305)
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 4.50%, 07/15/05, price less 96.34, the Fund receives negative, pays positive.	07/07/05	37,000	(358)
Swap - Price Lock with Citibank N.A. on 30 year FNMA, 5.50%, 07/15/05, price less 100.69, the Fund receives positive, pays negative.	07/07/05	53,000	257
Total Return / Spread Swap with Morgan Stanley Capital Services on a 2 year Treasury. The Fund receives positive when spread tightens, pays negative when spread widens.	07/12/05	60,700	(129)
Total Return / Spread Swap with Citibank, N.A. on a 2 year Treasury. The Fund receives positive when spread tightens, pays negative when spread widens.	08/01/05	73,000	(75)
Total Return / Spread Swap with Citibank, N.A. on a 2 year Treasury. The Fund receives positive when spread tightens, pays negative when spread widens.	08/01/05	38,000	(80)
Credit Default contract with Citibank, N.A.. Fund receives quarterly payment of 1.25 (5 per annum) BPS times notional amount of Cargill, Inc., 4.38%, 06/01/13. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	12/02/05	4,700	—

Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 3.5 (14 per annum) BPS times notional amount of Wachovia Corp., 3.63%, 02/17/09. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	12/20/05	10,000	9
Credit Default contract with Deutsche Bank AG, New York. Fund pays quarterly payment of 26.25 (105 per annum) BPS times notional amount of Brazilian Government, 12.25%, 03/06/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/06	8,200	(48)
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 4.75 (19 per annum) BPS times notional amount of Prudential, 6.38%, 06/23/06. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	09/20/06	7,600	14
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 4 (16 per annum) BPS times notional amount of Coca Cola Co., 5.75%, 03/15/11. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	12/31/06	5,300	7
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 58.75 (235 per annum) BPS times notional amount of Brazilian Government, 12.25%, 03/06/30. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/07	8,200	174
Credit Default contract with Deutsche Bank AG, New York. Fund receives semi-annual payment of 12 (48 per annum) BPS times notional amount of Suntrust Capital III, 2.48%, 03/15/28. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	06/30/07	7,600	12
Credit Default contract with Citibank, N.A.. Fund receives quarterly payment of 3.5 (14 per annum) BPS times notional amount of General Electric Capital Corp., 3.50%, 05/01/08. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	12/20/07	15,000	4
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 5 (20 per annum) BPS times notional amount of Berkshire Hathaway, Inc., 9.75%, 01/15/18. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	03/20/10	12,100	(48)
Credit Default contract with Citibank, N.A.. Fund receives quarterly payment of 56 (224 per annum) BPS times notional amount of Gazprom, 8.63%, 04/28/34. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	03/20/10	11,000	210
Credit Default contract with Citibank, N.A.. Fund pays quarterly payment of 33 (132 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	03/20/10	11,000	(157)
Credit Default contract with Citibank, N.A.. Fund pays quarterly payment of 38.75 (155 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	10,000	(243)
Credit Default contract with Citibank, N.A.. Fund receives quarterly payment of 62.5 (250 per annum) BPS times notional amount of Gazprom, 8.63%, 04/28/34. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	10,000	299
Credit Default contract with Citibank, N.A.. Fund receives quarterly payment of 60.75 (243 per annum) BPS times notional amount of Gazprom, 8.63%, 04/28/34. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	10,000	264
Credit Default contract with Citibank, N.A.. Fund pays quarterly payment of 38 (152 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	10,000	(227)
Credit Default contract with Union Bank of Switzerland AG, London. Fund pays quarterly payment of 36 (144 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	31,000	(520)
Credit Default contract with Union Bank of Switzerland AG, London. Fund receives quarterly payment of 35.5 (142 per annum) BPS times notional amount of Aries Vermoegensverwaltungs, 9.60%, 10/25/14. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	31,000	560
Credit Default contract with Morgan Stanley Capital Services. Fund receives quarterly payment of 35 (140 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	7,000	119

Credit Default contract with Morgan Stanley Capital Services. Fund pays quarterly payment of 28 (112 per annum) BPS times notional amount of Mexico Government, 7.50%, 04/08/33. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	7,000	(69)
Credit Default contract with Union Bank of Switzerland AG, London. Fund receives quarterly payment of 31.25 (125 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	20,000	172
Credit Default contract with Union Bank of Switzerland AG, London. Fund pays quarterly payment of 28.25 (113 per annum) BPS times notional amount of Mexico Government, 7.50%, 04/08/33. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	20,000	(138)
Credit Default contract with Citibank, N.A.. Fund receives semi-annual payment of 50 (100 per annum) BPS times notional amount of Mexico Government, 8.30%, 08/15/31. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	05/20/10	7,000	17
Credit Default contract with Citibank, N.A.. Fund pays quarterly payment of 29.125 (116.50 per annum) BPS times notional amount of Pemex, 9.50%, 09/15/27. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	05/20/10	7,000	(8)
Credit Default contract with Citibank, N.A.. Fund receives quarterly payment of 26.25 (105 per annum) BPS times notional amount of Mexican Government, 8.30%, 08/15/31. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	06/20/10	5,000	22
Credit Default contract with Citibank, N.A.. Fund pays quarterly payment of 31.25 (125 per annum) BPS times notional amount of Pemex, 9.50%, 09/15/27. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	06/20/10	5,000	(19)

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
COMMERCIAL PAPER — 6.0%
California — 0.6%
	Los Angeles Department of Water & Power
15,000	2.08%, 06/01/05	$15,000
10,000	2.35%, 06/02/05	10,000
20,000	2.75%, 06/15/05	20,000

	State of California
40,762	2.80%, 07/14/05	40,762
		85,762
District of Columbia — 0.1%
15,500	District of Columbia 2.08%, 06/01/05	15,500
Florida — 0.6%
18,500	City of Cape Coral LOC: Bank of America, 2.01%, 08/15/05	18,500

9,000	City of Jacksonville 2.01%, 06/16/05	9,000

10,000	Collier County 1.90%, 06/07/05	10,000

24,928	Florida Municipal Power Authority 2.03%, 06/02/05	24,928

19,570	Jacksonville Health Facilities Authority 2.05%, 06/07/05	19,570
		81,998
Georgia — 0.3%
43,175	Burke County 2.95%, 06/17/05	43,175

Hawaii — 0.4%
	City of Honolulu
37,800	1.90%, 06/01/05	37,800
9,700	1.90%, 06/01/05	9,700
17,000	2.00%, 06/02/05	17,000
		64,500
Iowa — 0.1%
	Cit of Des Moines, Airport
6,300	2.35%, 09/07/05	6,300
1,000	2.75%, 09/07/05	1,000
		7,300
Louisiana — 0.4%
	Louisiana Public Facilities Authority
52,350	2.00%, 06/02/05	52,350
Maine — 0.1%
12,295	State of Maine GO, BAN, 3.00%, 06/23/05	12,305
Maryland — 0.5%
25,000	City of Baltimore 2.10%, 06/01/05	25,000

	Maryland State Health & Higher Educational Facilities Authority
21,065	2.01%, 06/02/05	21,065
23,000	2.80%, 07/08/05	23,000
		69,065
Massachusetts — 0.4%
4,500	Massachusetts Bay Transportation Authority 2.25%, 06/02/05	4,500

7,000	Massachusetts Development Finance Agency, Clark University Series A, Rev., VAR, MBIA, 2.03%, 06/01/05	7,000

41,800	Massachusetts State Port Authority 2.03%, 06/01/05	41,800
		53,300

Nevada — 0.3%
	Las Vegas Water Authority
17,000	2.04%, 06/03/05	17,000
22,000	2.80%, 07/07/05	22,000
		39,000
New York — 0.2%
	Metropolitan Transportation Authority
25,000	2.03%, 06/03/05	25,000
10,800	2.65%, 06/03/05	10,800
		35,800
North Carolina — 0.1%
16,000	University of North Carolina 2.05%, 06/01/05	16,000

Ohio — 0.3%
40,000	Cuyahoga County 2.10%, 06/01/05	40,000

Tennessee — 0.1%
20,000	Metropolitan Government Nashville & Davidson Counties 2.06%, 06/13/05	20,000

Texas — 0.6%
15,000	City of Houston 2.04%, 06/01/05	15,000

18,000	Dallas Area Rapid Transit 2.30%, 06/03/05	18,000

	Harris County
32,222	2.02%, 06/01/05	32,222
10,425	2.06%, 06/02/05	10,425

	Houston Higher Education Finance Corp.
18,400	2.05%, 06/01/05	18,400
10,000	2.30%, 06/01/05	10,000
		104,047
Utah — 0.9%
	Intermountain Power Agency
62,900	2.00%, 06/01/05	62,900
21,200	2.35%, 06/01/05	21,200
31,200	2.70%, 06/03/05	31,200
16,150	2.90%, 06/24/05	16,150
		131,450
	Total Commercial Paper (Amortized Cost $871,552)	871,552

MUNICIPAL BONDS — 94.1%
Alabama — 0.7%
900	Alabama Special Care Facilities Financing Authority, Montgomery Hospital Series 1999-6, Rev., VAR, 2.85%, 06/01/05	900

5,000	Birmingham Airport Authority, Municipal Securities Trust Receipts Series SGA-47, Rev., VAR, MBIA, 3.00%, 06/03/05	5,000

15,000	DCH Health Care Authority, Alabama Healthcare Facilities Rev., VAR, LOC: Regions Bank, 2.98%, 06/02/05	15,000

10,000	Houston County Health Care Authority Series PT-879, Rev., VAR, MBIA, 2.15%, 06/02/05	10,000

2,385	Infirmary Health System Special Care Facilities Financing Authority Series A, Rev., VAR, LOC: Regions Bank, 2.98%, 06/07/05	2,385

5,735	Jefferson County, Sewer, EAGLE Series 2002-6016, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.00%, 06/04/05	5,735

5,950	Mobile County, IDA, PCR, ExxonMobil Project Rev., VAR, 2.87%, 06/01/05	5,950

	Montgomery BMC Special Care Facilities Financing Authority, VHA Alabama, Inc.
5,800	Series C, Rev., VAR, AMBAC, 3.00%, 06/05/05	5,800
5,000	Series D, Rev., VAR, AMBAC, 3.00%, 06/05/05	5,000
9,000	Series F, Rev., VAR, AMBAC, 3.00%, 06/01/05	9,000

23,800	Montgomery IDB, General Electric Project Rev., VAR, 2.92%, 06/01/05	23,800

4,000	Selma IDB, Specialty Minerals Project Rev., VAR, LOC: Wachovia Bank of Georgia, 3.05%, 06/02/05	4,000

4,800	St. Clair County IDB, IDR, National Cement Co., Inc., Project II Rev., VAR, LOC: BNP Paribas, 3.00%, 06/03/05	4,800

5,765	Tuscaloosa County Board of Education, Special Tax TAW, VAR, LOC: Regions Bank, 2.98%, 06/03/05	5,765

1,000	West Jefferson IDB, Alabama Power Co. Project Rev., VAR, 2.95%, 06/01/05	1,000
		104,135
Alaska — 0.2%
1,600	Alaska Housing Finance Corp. Series L-25, Regulation D, Rev., VAR, MBIA, 3.07%, 06/06/05	1,600

9,440	Alaska Housing Finance Corp., Government Purpose Series B, Rev., VAR, MBIA, 2.94%, 06/04/05	9,440

10,000	Alaska Housing Finance Corp., State Capital Project Series C, Rev., VAR, MBIA, 2.97%, 06/07/05	10,000

2,300	City of Valdez, Marine Term, Exxon Pipeline Co. Project 2.87%, 06/01/05	2,300
		23,340
Arizona — 1.8%
42,500	Apache County IDA, IDR, Tucson Electric Power Co. Series 83-B, Rev., VAR, LOC: Bank of New York, 2.98%, 06/05/05	42,500

4,200	Apache County IDA, IDR, Tucson Electric Power Co. Series 1999-6, Rev., VAR, LOC: Credit Suisse First Boston, 2.97%, 06/03/05	4,200

7,700	Apache County IDA, IDR, Tucson Electric Power Co., Springerville Series C, Rev., VAR, LOC: Credit Suisse 1ST Boston, 2.97%, 06/01/05	7,700

40,000	Arizona Health Facilities Authority, Banner Health Series A, Rev., VAR, MBIA, 2.96%, 06/01/05	40,000

	Arizona State University
10,000	Series A, Rev., VAR, AMBAC, 2.95%, 06/06/05	10,000
5,000	Series B, Rev., VAR, AMBAC, 2.94%, 06/06/05	5,000

7,660	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments Series A, Rev., VAR, LIQ: Fannie Mae, 3.00%, 06/03/05	7,660

3,840	Maricopa County Public Finance Corp. Series 511, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.00%, 06/07/05	3,840

	Phoenix Civic Improvement Corp., EAGLE
28,000	Series 720050040, Class A, Rev., VAR, 2.88%, 06/23/05	28,000
11,000	Series 720050040, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.00%, 07/01/05	11,000

5,330	Phoenix IDA, Multi-Family Housing, CenterTree Apartments Project Series A, Rev., VAR, LIQ: Fannie Mae, 3.02%, 06/03/05	5,330

2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace Series A, Rev., VAR, 2.95%, 06/06/05	2,000

17,100	Phoenix Civic Improvement Corp., Wastewater Systems Series A, Rev., VAR, MBIA, 2.95%, 06/07/05	17,100

	Pima County IDA, Tucson Electric Irvington
19,350	Rev., VAR, FNMA AGMT, LOC: Credit Suisse First Boston, 2.98%, 06/06/05	19,350
19,200	Rev., VAR, LOC: Bank of New York, 2.98%, 06/01/05	19,200

25,000	Salt River Project Agricultural Improvement & Power District, Electric Systems Series SG-160, Rev., VAR, 2.99%, 06/07/05	25,000

16,200	University of Arizona, Main Campus & Research
	COP, Series A, Rev., VAR, AMBAC, 2.95%, 06/03/05	16,200

4,100	University of Arizona, Student Union Bookstore COP, Series B, VAR, AMBAC, 2.95%, 06/02/05	4,100
		268,180
Arkansas — 0.1%
5,500	Columbia County, Solid Waste Disposal, Albemarle Corp. Project Rev., VAR, LOC: Bank of America N.A., 3.02%, 06/02/05	5,500

6,300	Little Rock Metrocentre Improvement District No.1, Little Rock Newspapers, Inc. Rev., VAR, LOC: Bank of New York, 3.00%, 06/01/05	6,300
		11,800
California — 7.4%
6,995	ABN AMRO Munitops Certificate Trust Series 2003-11, GO, VAR, FSA, 2.98%, 06/05/05	6,995

2,000	Alvord Unified School District, Food Services Bridge Funding Program COP, VAR, FSA, 2.90%, 06/06/05	2,000

8,500	Auburn Union School District COP, VAR, FSA, 2.95%, 06/06/05	8,500

18,600	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series C, Rev., VAR, AMBAC, 2.95%, 06/06/05	18,600

2,605	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project Rev., VAR, LOC: Mellon Bank N.A., 2.98%, 06/01/05	2,605

1,720	California Educational Facilities Authority, Stanford University Series L-3, Rev., VAR, 2.87%, 06/01/05	1,720
17,790	California Educational Facilities Authority, University of San Francisco Rev., VAR, LOC: Allied Irish Bank plc, 2.94%, 06/07/05	17,790

	California Housing Finance Agency
13,000	Series D, Rev., VAR, FSA, 2.97%, 06/03/05	13,000
14,995	Series MT-036, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 3.04%, 06/01/05	14,995

6,000	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project Rev., VAR, LOC: Union Bank of California N.A., 3.10%, 06/01/05	6,000

1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 2.98%, 06/04/05	1,610

	California Infrastructure & Economic Development Bank, IDR, Standard Abrasive Manufacturing Project
1,625	Series A, Rev., VAR, LOC: Mellon First Business Bank, 2.98%, 06/06/05	1,625
5,000	Series 1999-6, VAR, LIQ: Merrill Lynch Capital Services, 2.98%, 06/04/05(e)	5,000
253,200	Series A, Rev., RAN, 3.00%, 06/30/05	253,435
22,000	Series B, Rev., RAN, 4.50%, 06/30/05	22,047
5,000	Series C-12, Rev., VAR, 2.93%, 06/02/05	5,000
5,400	Series C-2, GO, VAR, LOC: Landesbank Hessen-Thueringen, 2.90%, 06/02/05	5,400

	California State Department of Water Resources, Power Supply
2,700	Series B-6, Rev., VAR, LOC: State Street Bank & Trust Co, 2.93%, 06/01/05	2,700
2,950	Series C-12, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 2.90%, 06/02/05	2,950

1,275	California State Public Works Board Series PA-814, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 2.98%, 06/02/05	1,275

1,700	California Statewide Communities Development Authority Series 909, COP, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/05/05	1,700

4,400	California Statewide Communities Development Authority, Multi-Family Housing, Arbor Ridge Apartments Series X, Rev., VAR, FNMA, LIQ: Fannie Mae, 2.95%, 06/04/05	4,400

7,200	Camarillo, Multi-Family Housing, Heritage Park Series A, Rev., VAR, 2.95%, 06/04/05	7,200

3,200	Chino Basin Regional Financing Authority, Inland Empire Utilities Series A, Rev., VAR, AMBAC, 2.91%, 06/01/05	3,200

3,600	City of Anaheim, Housing Authority, Multi-Family Housing Rev., VAR, FNMA, 2.95%, 06/04/05	3,600

1,800	City of Fremont, Multi-Family Housing, Creekside Village Apartments Series D, Rev., VAR, LOC: Freddie Mac, 2.91%, 06/07/05	1,800

3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments Series A, Rev., VAR, 2.90%, 06/05/05	3,950

3,706	City of Glendale, Hospital Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.01%, 06/05/05	3,705

508	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, Special Assessment Rev., VAR, LOC: KBC Bank N.V., 2.93%, 06/01/05	508

400	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 94-15, Special Assessment Rev., VAR, LOC: State Street Bank & Trust Co, 2.93%, 06/01/05	400

541	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 00-18, Special Assessment Series A, VAR, LOC: Bank of New York, 2.93%, 06/01/05	541

100	City of Lodi, Electric Systems Series A, COP, VAR, MBIA, 2.91%, 06/01/05	100

14,695	City of Long Beach Series A, Rev., VAR, FNMA AGMT, 2.96%, 06/03/05	14,695

30,000	City of Los Angeles GO, TRAN, 6.00%, 06/30/05	30,095

8,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project Series A, Rev, VAR, LIQ: Fannie Mae, 2.90%, 06/01/05	8,800

1,600	City of Oakland, Trust Receipts Series 5, Class F, Rev., VAR, FGIC, 2.99%, 06/01/05	1,600

3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project Rev., VAR, FHLMC, 2.95%, 06/01/05	3,000

4,600	City of Pittsburg, Multi-Family Housing, Fountain Series A, Rev., VAR, 2.95%, 06/04/05	4,600

2,200	Colton Redevelopment Agency, Multi-Family Housing Series 1985-A, Rev., VAR, LOC: Coast Federal Bank, 2.85%, 06/07/05	2,200

	East Bay Municipal Utility District, Water Systems
1,425	Sub Series A, Rev., VAR, FSA, 2.91%, 06/05/05	1,425
3,155	Sub Series B, Rev., VAR, FSA, 2.87%, 06/05/05	3,155

2,600	Eastern Municipal Water District, Water & Sewer COP, Series B, VAR, MBIA, 2.90%, 06/01/05	2,600

4,100	Grant Joint Union High School District, Bridge Funding Program COP, VAR, FSA, 2.90%, 06/06/05	4,100

6,360	Huntington Beach Union High School District, School Facilities Bridge Funding Program COP, VAR, FSA, 2.90%, 06/01/05	6,360

850	Irvine Unified School District, Community Facilities District No. 01-1, Special Tax VAR, LOC: Bank of New York, 2.93%, 06/01/05	850

26,970	Long Beach Bond Finance Authority,Tax Allocation Series 812, Class D, VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/02/05	26,970

6,660	Los Angeles Community College District Series ROCS-II-R-71, GO, VAR, MBIA, LIQ: Salomon Smith Barney, 1.70%, 02/01/06	6,660

5,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Second & Central Apartments Project Series A, Rev., VAR, LOC: HSBC Bank USA, 2.95%, 06/03/05	5,300

3,200	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Security Building Project Series A, Rev., VAR, FNMA, LIQ: Fannie Mae, 2.95%, 06/06/05	3,200

15,000	Los Angeles Convention & Exhibit Center Authority Series D, Rev., VAR, AMBAC, 2.91%, 06/05/05	15,000

27,500	Los Angeles County Series A, TRAN, 3.00%, 06/30/05	27,522

3,100	Los Angeles County Pension Obligation Series C, Rev., VAR, AMBAC, 2.91%, 06/06/05	3,100

4,000	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II Series C, Rev., VAR, 2.92%, 06/03/05	4,000

2,500	Los Angeles County Metropolitan Transportation Authority Series A, Rev., VAR, MBIA, 2.90%, 06/01/05	2,500

	Los Angeles Department of Water & Power
185	Series PT-1949, Rev., 2.98%, 06/02/05	185
1,990	Series PT-1949, Rev., VAR, MBIA, LIQ: Citigroup Global Markets, 2.99%, 06/02/05	1,990
1,000	Sub Series B-2, Rev., VAR, 2.93%, 06/01/05	1,000
1,000	Sub Series B-4, Rev., VAR, 2.90%, 06/02/05	1,000

	Los Angeles Unified School District
1,995	Series PA-1115, GO, VAR, FSA, 2.98%, 06/02/05	1,995
15,000	Series SG-162, GO, VAR, MBIA, LIQ: Societe Generale, 2.98%, 06/02/05	15,000

4,000	Manteca Financing Authority, Municipal Securities Trust Receipts Series SGA-147, Rev., VAR, MBIA LIQ: Societe Generale, 2.95%, 06/06/05	4,000

	Metropolitan Water District of Southern California
17,100	Series B-1, Rev., VAR, 2.90%, 06/07/05	17,100
5,700	Series B-2, Rev., VAR, 2.90%, 06/07/05	5,700

	Metropolitan Water District of Southern California, Waterworks
1,600	Series B-1, Rev., VAR, 2.93%, 06/01/05	1,600
400	Series B-2, Rev., VAR, 2.87%, 06/01/05	400
4,000	Series B-4, Rev., VAR, 2.91%, 06/06/05	4,000
2,900	Series C-1, Rev., VAR, 2.87%, 06/02/05	2,900
710	Series C-2, Rev., VAR, 2.90%, 06/03/05	710

600	Morgan Hill Unified School District Series SG-145, GO, VAR, FGIC, 2.98%, 06/02/05	600

	Municipal Securities Trust Certificates
5,740	Series 1999-73, Class A, Rev., VAR, AMBAC,LIQ: Bear Stearns Capital Markets, 2.95%, 06/07/05 (e)	5,740
22,495	Series 2000-96, Class A, GO, VAR, AMBAC,LIQ: Bear Stearns Capital Markets, 2.95%, 06/06/05 (e)	22,495
7,700	Series 2001-135, Class A, GO, VAR, FGIC,LIQ: Bear Stearns Capital Markets, 2.97%, 06/01/05 (e)	7,700
7,970	Series 2001-136, Class A, Rev., VAR, FGIC,LIQ: Bear Stearns Capital Markets, 2.97%, 06/01/05 (e)	7,970
110,665	Series SG-PG-17, 3.11%, 06/07/05	110,665

600	Orange County Sanitation District COP, Series A, VAR, 2.93%, 06/01/05	600

3,900	Orange County, Apartment Development Corp., Bear Brand Apartments Project Series Z, Rev., VAR, LOC: Freddie Mac, 2.91%, 06/01/05	3,900

10,900	Orange County, Apartment Development Corp., Wood Canyon Villas, Issue E Rev., VAR,LIQ: Fannie Mae, 2.90%, 06/04/05	10,900

10,600	Poway Unified School District, School Facilities Bridge Funding Program COP, VAR, FSA, 2.90%, 06/01/05	10,600

4,000	Rancho Water District Financing Authority Series A, Rev., VAR, FGIC, 2.87%, 06/01/05	4,000

9,000	Riverside County Asset Leasing Corp., Southwest Justice Center Series B, Rev., VAR, MBIA, 2.91%, 06/01/05	9,000

2,900	Riverside County, Public Facilities COP, Series B, VAR, LOC: State Street Bank & Trust Co, 2.62%, 06/02/05	2,900

1,200	Riverside Unified School District, School Facility Bridge Program COP, VAR, FSA, 2.90%, 06/07/05	1,200

4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford Series D, Rev., VAR, 2.92%, 06/01/05	4,000

3,500	San Diego County COP, VAR, LOC: Allied Irish Bank plc, 2.93%, 06/07/05	3,500

14,000	San Diego County & School District Series A, GO, TRAN, 3.25%, 07/25/05	14,034

5,000	San Diego Unified School District Series 964-D, GO, VAR, MBIA,LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/04/05	5,000

13,300	San Francisco City & County Airports Commission, International Airport, Municipal Securities Trust Receipts Series SGA-50, VAR, MBIA, 3.01%, 06/04/05	13,300

1,800	San Jose Multi-Family Housing, Villa Monterey Apartments Series E, Rev., VAR, FNMA LIQ: Fannie Mae, 2.96%, 06/06/05	1,800

500	San Leandro, Multi-Family Housing, Parkside Series A, Rev., VAR, 2.90%, 06/02/05	500

8,500	Santa Cruz County Series A, GO, TRAN, 3.00%, 07/06/05	8,511

22,350	Santa Cruz County Board of Education GO, TRAN, 2.50%, 06/30/05	22,366

4,690	Southern California Home Financing Authority, Single Family Housing Series A, Rev., VAR , 2.99%, 06/05/05	4,690

	Southern California Public Power Authority, Southern Transmission Project
13,500	Series B, Rev., VAR, FSA, 2.90%, 06/01/05	13,500
5,700	Rev., VAR, AMBAC, LOC: Lloyds TSB Bank plc, 2.91%, 06/06/05	5,700

	State of California, Economic Recovery
1,100	Series C-2, Rev., VAR, 2.89%, 06/01/05	1,100
7,920	Series 927, GO, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/04/05	7,920
12,000	Series 932, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.97%, 06/04/05	12,000
18,745	Series 933, GO, VAR, LIQ: Morgan Stanley Municipal Funding, 1.73%, 01/01/06	18,745
1,200	Series C-8, Rev., VAR, LOC: Lloyds TSB Bank plc, 2.93%, 06/01/05	1,200
25,000	Series C-16, Rev., VAR, 2.91%, 06/02/05	25,000

13,505	State of California, Kindergarten Series A-7, GO, VAR, LOC: Citibank N.A., 2.91%, 06/06/05	13,505

	State of California, Municipal Securities Trust Receipts
5,000	Series SGA-54, Rev., VAR, 2.95%, 06/07/05	5,000
4,200	Series SGA-58, Rev., VAR, FGIC, 2.95%, 06/07/05	4,200

21,155	Sunshine State Government Rev., VAR, 2.77%, 06/02/05	21,155

3,940	West Contra Costa Unified School District Series PT-1828, GO, FGIC 2.98%, 06/05/05	3,940

500	Western Riverside County, Regional Wastewater Authority, Regional Wastewater Treatment Rev., VAR, LOC: Dexia Credit Local, 2.93%, 06/01/05	500
		1,069,099
Colorado — 2.4%
6,750	Adams County Housing Authority, Multi-Family Housing, Semper Village Apartments Project Series A, Rev., VAR LIQ: Fannie Mae, 3.02%, 06/02/05	6,750

11,310	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run Rev., VAR,LIQ: Freddie Mac, 2.97%, 06/07/05	11,310

7,100	Arapahoe County, Multi-Family Housing, Highline Oaks Apartments Rev., VAR,LIQ: Fannie Mae, 2.95%, 06/02/05	7,100

2,670	City of Arvada Rev., VAR, FSA, 2.95%, 06/02/05	2,670

3,150	City of Colorado Springs, The Colorado College Rev., VAR, 2.98%, 06/07/05	3,150

	City of Colorado Springs, Utilities
690	Series PT-367, VAR, 3.00%, 06/01/05	690
1,000	Sub Lien, Series A, Rev., VAR, 2.92%, 06/03/05	1,000

6,995	City of Thornton Series RR-II-R-1052, COP, VAR, AMBAC LIQ: Salomon Smith Barney, 1.70%, 08/04/05	6,995

9,500	Colorado Department of Transportation, FLOATER Series 1009, Rev., VAR LIQ: Morgan Stanley Municipal Funding, 2.99%, 06/15/05	9,500

4,880	Colorado Housing & Finance Authority Series AA-3, Class I, Rev., VAR, 3.03%, 06/01/05	4,880

1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project Rev., VAR, 2.96%, 06/07/05	1,600

2,500	Colorado Student Obligation Bond Authority, Student Loans, Senior Lien Series A-3, Rev., VAR, AMBAC, 3.01%, 06/01/05	2,500

	Denver City & County Airport
20,000	Series A, Rev., VAR, 2.98%, 06/06/05	20,000
5,000	Series C-3, Rev., VAR, 2.97%, 06/03/05	5,000

5,000	Series N-12, Regulation D, Rev., VAR, FGIC, 3.12%, 06/07/05	5,000
4,985	Series ROC-II-R-98, Rev., VAR, FSA LIQ: Citibank N.A., 3.04%, 06/02/05	4,985
31,155	Series 153, Rev., VAR, MBIA,LIQ: Morgan Stanley Dean Witter, 3.01%, 06/02/05	31,155

14,945	Denver City & County, Convention Center Project Series B, Rev., VAR, 2.98%, 06/05/05	14,945

57,945	Denver City & County, Wellington E Web Project Series C-2, COP, VAR, 2.98%, 06/03/05	57,945

12,500	Denver Urban Renewal Authority,Tax Increment Series PT-999, VAR LIQ: Merrill Lynch & Co, 3.05%, 06/01/05	12,500

10,000	Douglas County, Multi-Family Housing, Autumn Chase Project Rev., VAR, LIQ: Freddie Mac, 2.97%, 06/06/05	10,000

6,125	Jefferson County School District R-001 Series ROCS-II-R-6516, GO, VAR, FSA LIQ: Citibank N.A., 3.00%, 06/15/05	6,125

8,665	Park Creek Metropolitan District Series PT-2321, GO, VAR, 3.05%, 06/01/05	8,665

29,000	Regional Transportation District Rev., VAR, 2.03%, 06/07/05	29,000

70,000	State of Colorado TRAN, Rev., 3.00%, 06/27/05	70,060

17,900	University of Colorado Hospital Authority Series A, Rev., VAR, 2.95%, 06/01/05	17,900
		351,425
Connecticut — 0.5%
30,785	Connecticut State Health & Educational Facilities Authority Series 891, Rev., VAR, FGIC,LIQ: Morgan Stanley Municipal Funding, 3.02%, 06/02/05	30,785

1,190	Connecticut State Health & Educational Facilities Authority, Community Renewal Team Series A, Rev., VAR, LOC: Fleet National Bank, 2.91%, 06/06/05	1,190

2,500	Connecticut State Housing Finance Authority, Housing Mortgage Finance Program Sub Series D-3, Rev., VAR, AMBAC, 2.90%, 06/02/05	2,500

	State of Connecticut
4,945	Series PA-879-R, GO, VAR, 2.97%, 06/04/05	4,945
5,495	Series PA-1056, GO, VAR, FSA, 2.97%, 06/03/05	5,495
30,000	Series PA-2693, Rev., VAR, 2.97%, 06/01/05	30,000
		74,915
Delaware — 0.7%
7,000	Delaware River & Bay Authority Series B, Rev., VAR, AMBAC, 2.93%, 06/03/05	7,000

	Delaware State Economic Development Authority, Hospital Billing
35,800	Series B, Rev., VAR, AMBAC, 2.96%, 06/07/05	35,800
60,000	Series C, Rev., VAR, AMBAC, 2.96%, 06/07/05	60,000

500	University of Delaware Series B, Rev., VAR, 2.96%, 06/01/05	500
		103,300
District of Columbia — 1.9%
	District of Columbia
26,880	Series A, GO, VAR, FSA, 3.03%, 06/01/05	26,880
22,900	Series B, GO, VAR, FSA, 3.03%, 06/01/05	22,900
28,500	Series C, GO, VAR, FGIC, 2.97%, 06/04/05	28,500
9,935	Series D, GO, VAR, FGIC, 2.97%, 06/04/05	9,935
600	Series D-1, GO, VAR, 2.94%, 06/07/05	600
15,500	2.75%, 06/08/05	15,500

	District of Columbia Housing Finance Agency
430	Series L-1, Regulation D, Rev., VAR,LIQ: Lehman Liquidity LLC, 3.07%, 06/03/05	430
1,820	Series PT-1381, Rev., VAR, 2.99%, 06/05/05	1,820

3,165	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project Rev., VAR, LOC: Bank of America N.A., 3.10%, 06/01/05	3,165

5,970	District of Columbia Water & Sewer Authority, Public Utilities Series PT-373, Rev., VAR, FSA,LIQ: Merrill Lynch Capital Services, 2.99%, 06/05/05	5,970

2,500	District of Columbia, American Psychology Association Rev., VAR, LOC: Bank of America N.A., 3.01%, 06/02/05	2,500

	District of Columbia, American University Issue
29,605	Rev., VAR, AMBAC, 3.03%, 06/03/05	29,605
12,000	Series A, Rev., VAR, AMBAC, 3.03%, 06/06/05	12,000

7,500	District of Columbia, Enterprise Zone, House on F Street Project Rev., VAR, LOC: Bank of New York, 3.05%, 06/03/05	7,500

23,685	District of Columbia, George Washington University Series C, Rev., VAR, MBIA, LOC: Bank of America 3.03%, 06/07/05	23,685

2,180	District of Columbia, National Children’s Center, Inc. Rev., VAR, LOC: Bank of America, 2.96%, 06/05/05	2,180

4,200	District of Columbia, National Geographic Society Rev., VAR, 2.95%, 06/03/05	4,200

2,500	District of Columbia, Pooled Loan Program Series A, Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/07/05	2,500

7,690	District of Columbia, Smithsonian Museum Series B, Rev., VAR, 2.93%, 06/07/05	7,690

	Metropolitan Washington Airports Authority
46,500	1.98%, 06/02/05	46,500
12,000	2.08%, 06/08/05	12,000
5,800	LIQ: Goldman Sachs, 3.03%, 10/01/05	5,800
		271,860
Florida — 2.9%
9,345	ABN AMRO Munitops Certificate Trust Series 2003-6, Rev., VAR, MBIA, 2.98%, 06/01/05	9,345

10,520	Brevard County Health Facilities Authority, Wuesthoff Memorial Hospital Project Rev., VAR, LOC: Wachovia Bank N.A., 2.97%, 06/06/05	10,520

5,000	Broward County, Professional Sports Facility, Municipal Securities Trust Receipts Series SGA-38, Rev., VAR, MBIA, 2.97%, 06/07/05	5,000

8,000	City of Jacksonville 2.75%, 06/08/05	8,000

10,000	City of Jacksonville, Capital Project Series 2002-1, Rev., VAR, FGIC, 2.93%, 06/03/05	10,000

6,000	City of Lakeland, Energy Systems Rev., VAR, 2.99%, 06/01/05	6,000

7,000	City of Tampa, Occupational License Tax Series B, Rev., VAR, FGIC, 2.94%, 06/01/05	7,000

6,885	Collier County, Health Facilities Authority, The Moorings, Inc., Project Rev., VAR, LOC: Wachovia Bank N.A., 2.96%, 06/02/05	6,885

	Florida Housing Finance Agency, Multi-Family Housing
5,135	Series AA, Rev., VAR, 2.94%, 06/03/05	5,135
6,350	Series FF, Rev., VAR, 2.95%, 06/02/05	6,350

6,370	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners Series L, Rev., VAR, 2.96%, 06/07/05	6,370

7,000	Florida State Board of Education, Capital Outlay Series PT-1223, GO, VAR,LIQ: Merrill Lynch Capital Services, 2.99%, 06/02/05	7,000

11,000	Florida State Department of Environmental Protection, Preservation Series 722, Rev., VAR, FGIC,LIQ: Morgan Stanley Dean Witter, 3.00%, 06/01/05	11,000

5,370	Florida State Division of Bond Finance, General Services Series PA-967, Rev., VAR, 2.99%, 06/06/05	5,370

	Gulf Breeze, Local Government Loan Program
29,215	Series B, Rev., VAR, 2.99%, 06/04/05	29,215
17,765	Series B, Rev., VAR, FGIC, 2.99%, 06/05/05	17,765

11,705	Jacksonville Electric Authority, Municipal Securities Trust Receipts Series SGA-17, Rev., VAR, LOC: Societe Generale, 2.97%, 06/07/05	11,705

20,445	Jacksonville Health Facilities Authority 2.95%, 06/15/05	20,445

1,000	Jacksonville Health Facilities Authority, River Garden Project Rev., VAR, LOC: First Union National Bank, 2.97%, 06/05/05	1,000

1,045	Lee County, Airport Series PT-2269, Rev., VAR, FSA, 3.05%, 06/03/05	1,045

3,505	Lee County, Water & Sewer RR-II-R-4021, Rev., VAR, MBIA,LIQ: Citigroup Global Markets, 3.00%, 06/01/05	3,505

2,470	Miami - Dade County Housing Finance Authority, Multi-Family Housing, Kendall Court Apartments Series 4, Rev., VAR, LOC: Bank of America N.A., 3.02%, 06/04/05	2,470

10,190	Miami - Dade County Water & Sewer Revenue Systems Rev., VAR, FGIC 2.94%, 06/07/05	10,190

2,590	Miami Health Facilities Authority, Mercy Hospital Project Rev., VAR, LOC: Nationsbank N.A., 2.96%, 06/02/05	2,590

7,000	Miami-Dade County, Miami Aviation Series SG-141, Rev.,VAR, FGIC, 2.99%, 06/05/05	7,000

6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project Rev., VAR, LOC: Bank of America N.A., 2.98%, 06/06/05	6,700

10,311	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments Series A, Rev., VAR, LOC: Nationsbank N.A., 2.96%, 06/07/05	10,311

4,000	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments Series D, Rev., VAR, 2.96%, 06/06/05	4,000

	Orlando & Orange County Expressway Authority
18,700	Series C-1, Rev., VAR, FSA, 2.93%, 06/02/05	18,700
1,800	Series C-2, Rev., VAR, FSA, 2.93%, 06/02/05	1,800
19,450	Series C-4, Rev., VAR, FSA, 2.95%, 06/02/05	19,450
10,000	Series D, Rev., VAR, FSA, 2.93%, 06/05/05	10,000

4,000	Orlando Utilities Commission, Utilities System, EAGLE Series 2004-1015, Class A, Rev., VAR,LIQ: Citibank N.A., 3.00%, 06/04/05	4,000

	Orlando Utilities Commission, Water & Electric
15,000	Series A, Rev., VAR, 2.93%, 06/06/05	15,000
4,610	Series ROCS-RR-II-R-1040, Rev., VAR,LIQ: Salomon Smith Barney, 1.70%, 04/01/06	4,610

5,375	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Series A, Rev., VAR,LIQ: Fannie Mae, 2.96%, 06/01/05	5,375

15,800	Palm Beach County School Board COP, Series B, VAR, AMBAC, 2.92%, 06/03/05	15,800

5,690	Pinellas County Housing Finance Authority, Single Family Mortgage Series MT-009, Rev., VAR, 3.05%, 06/01/05	5,690

300	St. Johns County, IDA, Healthcare, Glenmoor St. Johns Project Series C, Rev., VAR, LOC: Lasalle Bank N.A., 2.96%, 06/07/05	300

5,295	State of Florida Series PA-511, GO, VAR, 2.99%, 06/02/05	5,295

67,937	Sunshine State Government Authority
	2.88%, 07/08/05	67,937

3,900	University of North Florida Foundation, Inc., Parking System Rev., VAR, LOC: First Union National Bank, 3.06%, 06/03/05	3,900

3,600	West Orange Healthcare District Series B, Rev.,VAR, LOC: Suntrust Bank Center, 2.95%, 06/03/05	3,600

9,025	West Palm Beach Utilities System Rev., VAR, FGIC 2.96%, 06/06/05	9,025
		422,398

Georgia — 3.0%
5,835	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood Rev., VAR, LOC: Freddie Mac, 3.00%, 06/06/05	5,835

22,000	Burke County Development Authority Power 2.85%, 06/23/05	22,000

	City of Atlanta, Airport
7,500	Series B-3, Rev., VAR, MBIA, 2.97%, 06/03/05	7,500
20,000	Series C-1, Rev., VAR, MBIA, 2.99%, 06/03/05	20,000
4,385	Series PT-737, Rev., VAR, FGIC, 3.05%, 06/07/05	4,385

6,000	City of Atlanta, Water & Wastewater, Municipal Securities Trust Receipts Series SGA-145, Rev., VAR, MBIA,LIQ: Societe Generale, 3.00%, 06/04/05	6,000

9,000	City of Augusta, Water & Sewer, Municipal Securities Trust Receipts Series SGS-140, Rev., VAR, FSA,LIQ: Societe Generale, 3.00%, 06/07/05	9,000

7,160	Clayton County Housing Authority, Multi-Family Housing, Chateau Forest Apartments Series E, Rev., VAR, FSA, 2.99%, 06/01/05	7,160

8,000	Cobb County Development Authority, Whitefield Academy Project Rev., VAR, LOC: RBC Centura Bank, 2.97%, 06/07/05	8,000

3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project Rev., VAR, 2.95%, 06/03/05	3,400

25,000	Cobb County Kennestone Hospital Authority, Equipment Pool Project, Anticipation Certificates Rev., VAR, 2.98%, 06/01/05	25,000

20,255	De Kalb County Hospital Authority, De Kalb Medical Center Project Series B, Rev., VAR, 2.97%, 06/03/05	20,255

17,900	De Kalb County Housing Authority, Multi-Family Housing, Camden Brook Project Rev., VAR, LIQ: Fannie Mae, 2.98%, 06/03/05	17,900

9,250	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project Rev., VAR, LIQ: Fannie Mae, 3.00%, 06/07/05	9,250

12,445	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project Rev., VAR, 3.00%, 06/01/05	12,445

10,735	De Kalb County Housing Authority,Timber Trace Apartments Project LIQ: Freddie Mac, 2.96%, 06/03/05	10,735

10,635	Forsyth County, School District Series PT-2750, GO, VAR, 2.99%, 02/01/06	10,635

20,000	Fulton County Development Authority, Robert W. Woodruff Arts Series A, Rev., VAR, LIQ: Wachovia Bank N.A., 2.97%, 06/06/05	20,000

800	Fulton County, Development Authority, Arthritis Foundation, Inc., Project Rev., VAR, LOC: Suntrust Bank 2.97%, 06/01/05	800

1,610	Fulton County, Development Authority, Morehouse College Project Rev., VAR, LOC: Wachovia Bank of Georgia, 2.97%, 06/07/05	1,610

19,950	Gainesville Redevelopment Authority, Riverside Military Project LOC: Wachovia Bank N.A., 2.97%, 06/03/05	19,950

6,910	Georgia Local Government COP, Series PT-678, VAR, 2.99%, 06/05/05	6,910

49,124	Georgia Municipal Association, Inc., Pooled Bond COP, VAR, MBIA LIQ: Bank of America N.A., 2.97%, 06/01/05	49,124

	Georgia Municipal Electric Authority
8,445	Series PA-1187, Rev., VAR, MBIA-IBC, 2.99%, 06/02/05	8,445
9,530	Series RR-II-R-1016, Rev., VAR, FSA, LIQ: Salomon Smith Barney, 3.00%, 06/07/05	9,530

5,010	Georgia State Road & Tollway Authority Series PT-2019, Rev., VAR, 2.99%, 06/02/05	5,010

6,290	Griffin-Spalding County Development Authority IDA, Norcom, Inc., Project Rev., VAR, LOC: Lasalle Bank N.A., 3.03%, 06/06/05	6,290

6,000	Gwinnett County Development Authority, Civic & Cultural Center Project Rev., VAR, 2.94%, 06/01/05	6,000

10,000	Gwinnett County Hospital Authority, Gwinnett Hospital Systems, Inc., Project, Anticipation Certificates Rev., RAN, VAR, LOC: Suntrust Bank, 2.97%, 06/01/05	10,000

400	Hapeville Development Authority IDR, Tend-Hapeville Hotel Ltd. Rev., VAR, LOC: Bank of America N.A., 2.92%, 06/01/05	400

9,225	Marietta Housing Authority, Multi-Family Housing, Winterset Apartments Project Rev., VAR, LOC: Fannie Mae, 2.98%, 06/06/05	9,225

25,000	Municipal Electric Authority of Georgia Sub Series B, Rev., VAR, GO, LOC: Landesbank Hessen-Thueringen, 2.88%, 06/02/05	25,000

1,500	Municipal Electric Authority of Georgia, MEAG Project One Sub Series D, Rev., VAR, MBIA, 2.88%, 06/03/05	1,500

3,700	Municipal Electric Authority of Georgia, Project One Series C, Rev., VAR, FSA, 2.88%, 06/01/05	3,700

	Private Colleges & Universities Authority, Emory University
27,900	Series B, Rev., VAR, 2.90%, 06/02/05	27,900
2,035	Series B, Rev., VAR, 2.90%, 06/03/05	2,035

6,000	State of Georgia , EAGLE Series 2004-1004, Class A, GO, VAR, LIQ: Citibank N.A., 3.00%, 06/01/05	6,000

10,095	State of Georgia Series PT-374, 2.98%, 06/03/05	10,095

5,200	Tift County Hospital Authority, Anticipation Certificates Series A, Rev., VAR, AMBAC, 2.91%, 06/01/05	5,200
		434,224
Hawaii — 0.1%
14,837	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES Rev., VAR, LOC: Union Bank of California, 2.85%, 06/02/05	14,837
Idaho — 0.3%
	Idaho Housing & Finance Association, Single Family Mortgage
10,500	Series C, Class 1, Rev., VAR, 3.08%, 06/07/05	10,500
3,750	Series F-1, Class 1, Rev., VAR, 3.08%, 06/06/05	3,750

34,675	State of Idaho GO, TAN, 3.00%, 06/30/05	34,713
		48,963
Illinois — 4.4%
	Chicago Board of Education
21,960	Series B, GO, VAR, FSA, 2.95%, 06/05/05	21,960
5,560	Series PT-2446, GO, VAR, MBIA, 2.99%, 06/01/05	5,560

34,950	Chicago Housing Authority, Capital Improvement Program Series L-40, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.07%, 06/01/05	34,950

2,900	Chicago Metropolitan Water Reclamation District-Greater Chicago Series B, Rev., VAR, 2.95%, 06/01/05	2,900

2,500	Chicago O’Hare International Airport, Special Facilities, Compagnie Natle Air France Rev., VAR, LOC: Societe Generale, 3.01%, 06/02/05	2,500

	Chicago O’Hare International Airport, ACES, General Airport Second Lien
5,900	Series B, Rev., VAR, LOC: Bayerische Landesbank, 2.97%, 06/07/05	5,900
9,965	Series B, Rev., VAR, LOC: Societe Generale, 2.89%, 06/07/05	9,965

13,000	City of Chicago Series B, GO, VAR, FGIC, 2.97%, 06/06/05	13,000

19,540	City of Chicago, Midway Airport Series SG-97, Rev., VAR, MBIA, 2.99%, 06/07/05	19,540

6,075	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments Series A, Rev., VAR, LOC: Lasalle Bank N.A., 3.04%, 06/06/05	6,075

20,000	City of Chicago, Municipal Securities Trust Receipts Series SGA-99, GO, VAR, FGIC, LIQ: Societe Generale, 3.00%, 06/01/05	20,000

57,100	City of Chicago, Water, Second Lien Rev., VAR, MBIA, 2.95%, 06/06/05	57,100

985	City of Libertyville, IDR, Libertyville Manor Project Rev., VAR, LOC: National City Bank, 3.02%, 06/06/05	985

18,300	City of Lisle, Multi-Family Housing, Four Lakes Phase V Rev., VAR, FNMA, 2.95%, 06/03/05	18,300

4,640	City of Mount Morris, Brethren Home Project Rev., VAR, LOC: U.S. Bank N.A., 2.97%, 06/07/05	4,640

	Cook County
7,345	Series PT-1497, GO, VAR, FGIC, 2.99%, 06/03/05	7,345
4,503	Series 403, GO, VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 2.99%, 06/01/05	4,503

5,380	Du Page County Community Unit School District No. 200 Wheaton Series RR-II-R-4013, GO, VAR, FSA, LIQ: Citigroup Global Markets, 3.00%, 06/04/05	5,380

3,335	Illinois Development Finance Authority, American Youth Hostels Project Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/03/05	3,335

2,405	Illinois Development Finance Authority, IDR, CFC International, Inc. Project Rev., VAR, LOC: Lasalle National Bank, 3.04%, 06/06/05	2,405

4,485	Illinois Development Finance Authority, IDR, CHS Acquisition Corp. Project Rev., VAR, LOC: Fifth Third Bank, 2.99%, 06/07/05	4,485

1,305	Illinois Development Finance Authority, IDR, Toughy Ltd. Partnership Project Rev., VAR, LOC: Lasalle National Bank, 3.04%, 06/06/05	1,305

6,895	Illinois Educational Facilities Authority Series PA-896, Rev., VAR, 2.99%, 06/07/05	6,895

4,700	Illinois Educational Facilities Authority, St. Xavier University Project Series A, Rev., VAR, LOC: Lasalle Bank N.A., 2.97%, 06/06/05	4,700

9,500	Illinois Finance Authority, Northwestern University Sub Series A, Rev., VAR, 2.90%, 06/03/05	9,500

10,000	Illinois Finance Authority, Residential Rental Rev., VAR, FHLMC, LIQ: Freddie Mac, 3.00%, 06/03/05	10,000

12,000	Illinois Finance Authority, University of Chicago Series B, Rev., VAR, 2.95%, 06/01/05	12,000

3,500	Illinois Finance Authority, St. Vincent De Paul Project Series A, Rev., VAR, 2.94%, 06/01/05	3,500

11,800	Illinois Health Facilities Authority, Gottlieb Health Resources, Inc. Rev., VAR, LOC: Harris Trust & Savings Bank, 2.98%, 06/01/05	11,800

2,105	Illinois Health Facilities Authority, Loyola University Health System Series B, Rev., VAR, MBIA, 2.94%, 06/01/05	2,105

300	Illinois Health Facilities Authority, OSF Healthcare System Rev., VAR, LOC: Fifth Third Bank, 2.97%, 06/01/05	300

13,300	Illinois Health Facilities Authority, Swedish Covenant Hospital Project Rev., VAR, AMBAC, 2.94%, 06/02/05	13,300

1,800	Illinois Health Facilities Authority, The Carle Foundation Series B, Rev., VAR, AMBAC, 2.97%, 06/01/05	1,800

1,815	Illinois Housing Development Authority Series L-19, Regulation D, Rev., VAR, 3.12%, 06/02/05	1,815

	Illinois Housing Development Authority, Homeowner Mortgage
10,175	Series A-3, Rev., VAR, 3.01%, 06/01/05	10,175

7,500	Series C-3, AMT, Rev., VAR, 3.10%, 06/01/05	7,500
14,405	Series D, Rev., VAR, 1.68%, 02/01/06	14,405

9,595	Illinois Housing Development Authority, Southern Hills/Orlando Series B, Rev., VAR, FSA, 3.02%, 06/06/05	9,595

12,300	Illinois State Toll Highway Authority Series B, Rev., VAR, MBIA, LOC: Societe Generale, 2.94%, 06/02/05
		12,300
2,570	Lake County IDR, A.L. Hansen Manufacturing Co. Project Rev., VAR, LOC: Harris Trust & Savings Bank, 3.08%, 06/07/05	2,570

7,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax, Eagle Series 20040030, Class A , Rev., VAR, MBIA, LIQ: Citibank N.A., 3.00%, 06/01/05	7,000

	Municipal Securities Trust Certificates
5,500	Series 2001-9021, Class A, GO, VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.00%, 06/06/05	5,500
11,265	Series 2004-218, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.15%, 06/15/05	11,265
16,895	Series 2005-223, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.15%, 07/01/05	16,895

	Regional Transportation Authority
10,000	Series PT-2424, Rev., VAR, GO, FSA, 2.99%, 06/01/05	10,000
50,000	Series B, Rev., VAR, 2.80%, 06/01/05	50,000
6,555	Series PT-1448, Rev., VAR, FGIC, 2.99%, 06/05/05	6,555
19,800	Series PT-818-D, Rev., VAR, FGIC LIQ: Morgan Stanley Municipal Funding, 3.00%, 06/02/05	19,800
10,000	Series SG-82, 2.99%, 06/05/05	10,000

	State of Illinois
13,150	Series 2003-33, GO, VAR, FGIC, LIQ: BNP Paribas, 2.99%, 06/04/05	13,150
10,000	Series B, GO, VAR, 3.01%, 06/06/05	10,000

2,075	State of Illinois, Municipal Securities Trust Receipts Series SGA-103, GO, VAR, LIQ: Societe Generale, 3.00%, 06/01/05	2,075

3,255	State of Illinois, Sales Tax, Municipal Securities Trust Certificates Series SG-9, VAR, LIQ: Societe Generale, 2.99%, 06/04/05	3,255

8,900	University of Illinois, Health Services Facilities System Series B, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 2.97%, 06/05/05	8,900

69,100	University of Illinois, Utilities Infrastructure Projects COP, VAR, 2.95%, 06/05/05	69,100
		629,888
Indiana — 0.8%
6,050	Carmel School Building Corp. Series ROCS-RR-II-R-S014, Rev., VAR, MBIA, LIQ: Citigroup Global Markets, 3.00%, 06/02/05	6,050

8,635	City of Indianapolis, Local Public Improvement Bond Bank Series PT-1408, Rev., VAR, MBIA, 2.99%, 06/06/05	8,635

6,400	Danville Multi-School Building Corp. Series PT-1483, Rev., VAR, FSA, 2.99%, 06/01/05	6,400

5,000	DeKalb County, Economic Development, New Process Steel Project Rev., VAR, LOC: Bank of America N.A., 3.05%, 06/03/05	5,000

7,520	Hammond School Building Corp. Series ROCS-RR-II-R-6516, Rev., GO, MBIA, LIQ: Citibank N.A., 3.00%, 07/15/05	7,520

25,000	Indiana Bond Bank, Advance Funding Program Notes Series A, Rev., VAR, 3.25%, 01/26/06	25,152

5,055	Indiana Health Facility Financing Authority Series PA-1069, 2.99%, 06/03/05	5,055

10,000	Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., VAR, 1.73%, 05/15/06	10,000

4,400	Indiana Health Facility Financing Authority, Clarian Health Obligation Group Series C, Rev., VAR, 2.96%, 06/03/05	4,400

2,485	Indiana Health Facility Financing Authority, Community Hospitals Project Series A, Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/03/05	2,485

5,330	Indiana Transportation Finance Authority Series PT-2296, Rev., VAR, FGIC, 2.99%, 06/01/05	5,330

19,500	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts Series SGA-113, Rev., VAR, LIQ: Societe Generale, 3.00%, 06/01/05	19,500

7,200	Monroe County Hospital Authority Rev., VAR, MBIA, 2.96%, 06/07/05	7,200

7,900	St. Joseph County, Educational Facilities, University of Notre Dame Rev., VAR, LIQ: Bank of America, 2.88%, 06/05/05	7,900
		120,627
Iowa — 0.3%
3,345	City of Des Moines Series PT-2268, GO, VAR, AMBAC, 2.99%, 06/01/05	3,345

3,200	Iowa Finance Authority, Health Systems Series B, Rev., VAR, 2.97%, 06/03/05	3,200

	Iowa Finance Authority, Single Family Mortgage
8,500	Series D, Rev., VAR, 2.98%, 06/02/05	8,500
5,900	Series F, Rev., VAR, LOC: Wells Fargo Bank N.A, 3.00%, 06/02/05	5,900

29,400	Iowa School Corp., Cash Anticipation Program, Warrants Series A, FSA, 3.00%, 06/30/05	29,424
		50,369
Kansas — 1.0%
9,780	City of Overland Park Series SG-155, 2.99%, 06/04/05	9,780

	Kansas State Department of Transportation
37,800	Series C-2, Rev., VAR, 2.90%, 06/03/05	37,800
24,425	Series C-3, Rev., VAR, 2.90%, 06/03/05	24,425

	Kansas State Department of Transportation, Highway
18,000	Series C-1, Rev., VAR, 2.89%, 06/07/05	18,000
27,500	Series C-2, Rev., VAR, 2.97%, 06/07/05	27,500
24,975	Series C-3, Rev., VAR, 2.94%, 06/01/05	24,975

1,915	Sedgwick & Shawnee Counties, Single Family Housing Series PT-523, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 3.04%, 06/03/05	1,915
		144,395
Kentucky — 0.9%
16,275	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust Rev., VAR, LOC: U.S. Bank N.A., 3.03%, 06/01/05	16,275

90,200	Kentucky Asset Liability Commission, General Fund Series A, Rev., TRAN, 3.00%, 06/29/05	90,277

2,240	Kentucky Development Finance Authority, Pooled Loan Program Series A, Rev., VAR, FGIC, LOC: Helaba, 2.95%, 06/02/05	2,240

10,350	Kentucky Higher Education Student Loan Corp Series E, Rev., VAR, AMBAC, 3.00%, 06/01/05	10,350

15,000	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drain Systems Series SG-132, Rev., VAR, FGIC, 2.99%, 06/06/05	15,000

900	Louisville & Jefferson County Regional Airport Authority, UPS Worldwide Forwarding Series C, Rev., 2.94%, 06/01/05	900
		135,042
Louisiana — 0.5%
9,000	East Baton Rouge Parish, Solid Waste Disposal Authority, Exxon Corp. Project Rev., VAR, 2.94%, 06/01/05	9,000

1,585	Iberia Parish, IDB, IDR, Cuming Insulation Corp. Project Rev., VAR, LOC: Regions Bank, 3.10%, 06/02/05	1,585

1,545	Jefferson Parish Home Mortgage Authority, Single Family Mortgage Series PT-492, Rev., VAR, LOC: Banco Santander, 3.06%, 06/03/05	1,545

3,015	Louisiana Housing Finance Agency Series PT-1340, Rev., VAR, 3.04%, 06/04/05	3,015

8,365	Louisiana Local Government, Environmental Facilities & Community Development Series A, Rev., VAR, LOC: Regions Bank, 2.98%, 06/05/05	8,365

3,100	Louisiana Public Facilities Authority, IDB, Kenner Hotel Ltd. Rev., VAR, LOC: Bank of America N.A., 2.92%, 06/01/05	3,100

10,525	Louisiana Public Facilities Authority, Inter Community Healthcare Project Rev., VAR, LOC: Hibernia National Bank, 2.98%, 06/06/05	10,525

4,365	Louisiana Public Facilities Authority, LSU Alumni Association Project Rev., VAR, LOC: Regions Bank, 2.99%, 06/06/05	4,365

5,345	Louisiana Public Facilities Authority, Pennington Medical Foudation Project Rev., VAR, FNMA AGMT, LOC: BNP Paribas, 3.00%, 06/07/05	5,345

15,000	New Orleans Aviation Board Series B, VAR, AMBAC, 2.98%, 06/06/05	15,000

4,950	South Louisiana Port Commission, Marine Terminal Facilities, Occidental Petroleum Rev., VAR, LOC: Bayerische Landesbank, 2.98%, 06/02/05	4,950
		66,795
Maine — 0.9%
9,700	Maine Finance Authority, Jackson Lab Issue Series 2002, Rev., VAR, LOC: Fleet National Bank, 3.02%, 06/06/05	9,700

7,320	Maine Health & Higher Educational Facilities Authority Series B, Rev., VAR, AMBAC, 2.96%, 06/01/05	7,320

42,415	Maine State Housing Authority
	Series E-2, Rev., VAR, AMBAC, 3.00%, 06/04/05	42,415

6,250	Maine State Housing Authority, General Housing Series MT-006, Rev., VAR, 3.05%, 06/01/05	6,250

	Maine State Housing Authority, Mortgage
10,000	Series C-3, Rev., VAR, 3.00%, 06/05/05	10,000
7,500	Series D-3, Rev., VAR, 3.00%, 06/05/05	7,500

46,600	State of Maine GO, TAN, 3.00%, 06/30/05	46,634
		129,819
Maryland — 1.0%
23,825	Baltimore IDA, IDR, Baltimore Capital Acquisition Rev., VAR, LOC: Bayerische Landesbank, 2.97%, 06/01/05	23,825

3,135	Community Development Administration, Multi-Family Development, Avalon Lea Apartments Project Rev., VAR, 2.92%, 06/06/05	3,135

1,800	Maryland Community Development Administration, Department of Housing & Community Development Series PT-12, VAR, 2.95%, 06/01/05	1,800

3,800	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Waters Tower Series G, Rev., VAR, LOC: Bank of America N.A., 2.97%, 06/07/05	3,800

12,400	Maryland Community Development Administration, Department of Housing & Community Development, Residential Series C, Rev., VAR, 2.97%, 06/01/05	12,400

3,000	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments Rev., VAR, LIQ: Fannie Mae, 3.00%, 06/01/05	3,000

3,310	Maryland State Economic Development Corp. Series L9-J, Rev., VAR, FSA, 3.12%, 06/06/05	3,310

5,215	Maryland State Health & Higher Educational Facilities Authority Series 825, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.00%, 06/03/05	5,215

2,150	Maryland State Health & Higher Educational Facilities Authority, Loyola College Issue Series B, Rev., VAR, MBIA, 2.95%, 06/05/05	2,150

9,000	Maryland State Health & Higher Educational Facilities Authority, Municipal Securities Trust Receipts Series SGA-143, Rev., VAR, LIQ: Societe Generale, 3.00%, 06/01/05	9,000

7,665	Maryland State Stadium Authority, Sports Facilities Lease Rev., VAR, LIQ: Bank of America N.A., 3.00%, 06/01/05	7,665

23,900	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 2.90%, 06/03/05	23,900

6,400	Montgomery County Housing Opportunites Commission Housing Revenue, Multi-Family Housing, Falklands Series B, Rev., VAR, FNMA, 2.83%, 06/01/05	6,400

10,700	Montgomery County Housing Opportunites Commission, Multiple Purpose Series C, Rev., VAR, 2.88%, 06/01/05	10,700

5,100	Montgomery County Housing Opportunities Commission, The Grand-Issue I Rev., VAR, LIQ: Fannie Mae, 2.97%, 06/06/05	5,100

1,020	Northeast Waste Disposal Authority, Resource Recovery, Harford County Resources Rev., VAR, AMBAC, 2.88%, 06/01/05	1,020

	Washington Suburban Sanitation District
6,000	Series A, GO, BAN, VAR, 3.00%, 06/02/05	6,000
9,000	Series A, GO, BAN, VAR, 3.00%, 06/06/05	9,000

7,000	Washington Suburban Sanitation District, Multi-Modal Series A, GO, BAN, VAR, 3.00%, 06/07/05	7,000
		144,420
Massachusetts — 1.5%
21,400	Blackstone-Millville Regional School District GO, BAN, 2.75%, 07/14/05	21,425

6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments Rev., VAR, LIQ: Fannie Mae, 2.95%, 06/01/05	6,030

3,750	Commonwealth of Massachusetts, EAGLE Series 20040004, Class A, GO, VAR, 2.99%, 06/05/05	3,750

	Commonwealth of Massachusetts
9,995	Series PA-800, LIQ: Merrill Lynch Capital Services, 2.98%, 06/02/05	9,995
7,830	Series PT-1576, GO, VAR, MBIA, 2.98%, 06/02/05	7,830
115	Series PT-2008, GO, VAR, AMBAC, 2.98%, 06/02/05	115
9,795	Series PT-2238, GO, VAR, 2.98%, 06/03/05	9,795

39,000	Massachusetts Bay Transportation Authority Series PT-2581, Rev., VAR, LIQ: Dexia Credit Local, 2.98%, 07/01/05	39,000

5,750	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Special Assessment Series SGA-123, VAR, LIQ: Societe Generale, 3.00%, 06/06/05	5,750

5,030	Massachusetts Bay Transportation Authority, EAGLE Series 20040031, Class A, Rev., VAR, LIQ: Citibank N.A., 2.99%, 06/04/05	5,030

4,600	Massachusetts Bay Transportation Authority, General Transportation Systems GO, VAR, 2.95%, 06/03/05	4,600

6,000	Massachusetts Development Finance Agency, ISO New England, Inc. Rev., VAR, LOC: Keybank N.A., 2.98%, 06/02/05	6,000

	Massachusetts Development Finance Agency, Clark University
7,000	Rev., VAR, MBIA, 2.98%, 06/03/05	7,000
13,215	Series A, Rev., VAR, AMBAC, 2.98%, 06/06/05	13,215
14,710	Series B, Rev., VAR, AMBAC, 2.98%, 06/06/05	14,710

4,560	Massachusetts Development Financing Agency, The Bridge Issue Rev., VAR, LOC: Fleet National Bank, 2.93%, 06/06/05	4,560

1,000	Massachusetts Health & Educational Facilities Authority, Capital Assets Program Series D, Rev., VAR, MBIA, 2.92%, 06/01/05	1,000

5,240	Massachusetts Health & Educational Facilities Authority, Partners in Healthcare Series D-6, Rev., VAR, 2.97%, 06/01/05	5,240

2,200	Massachusetts Health & Educational Facilities Authority, University of Massachusetts Series A, Rev., VAR, LOC: Dexia Credit Local, 2.92%, 06/06/05	2,200

	Massachusetts Housing Finance Agency
4,000	Series F, Rev., VAR, FSA, 2.94%, 06/04/05	4,000
4,950	Series G, Rev., VAR, 2.94%, 06/04/05	4,950

9,525	Massachusetts State Industrial Finance Agency, Whitehead Institute for Biomedical Research Rev., VAR, 2.92%, 06/03/05	9,525

2,506	Massachusetts State Turnpike Authority Series 334, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 2.98%, 06/06/05	2,506

	Massachusetts State Water Resources Authority
4,220	Series A, Rev., VAR, FGIC, 2.93%, 06/01/05	4,220
2,500	Sub Series B, Rev., VAR, FGIC, 2.95%, 06/07/05	2,500
6,600	Sub Series C, Rev., VAR, FGIC, 2.95%, 06/01/05	6,600
1,000	Sub Series D, Rev., VAR, LOC: Landesbank Baden-Wurttm, 2.97%, 06/01/05	1,000

	Massachusetts State Water Resources Authority, Multi-Modal
4,900	Series B, Rev., VAR, AMBAC, 2.95%, 06/07/05	4,900
7,200	Series B, Rev., VAR, FGIC, 2.98%, 06/02/05	7,200
		214,646
Michigan — 2.4%
16,500	City of Detroit, Sewer Disposal, Second Lien Series E, Rev., VAR, FGIC, LIQ: FGIC- SPI, 1.55%, 10/02/05	16,500

	City of Detroit, Sewer Disposal, Senior Lien
600	Series B, Rev., VAR, FSA, 2.97%, 06/01/05	600
1,950	Series C-1, Rev., VAR, FSA, 2.95%, 06/07/05	1,950

2,600	City of Grand Rapids, Water Supply Rev., VAR, FGIC, LOC: Societe Generale, 2.92%, 06/02/05	2,600

	Detroit City School District
8,510	Series 2003-28, GO, VAR LIQ: BNP Paribas, 2.99%, 06/04/05	8,510
2,955	Series B-1, GO, VAR, FGIC, 3.00%, 06/04/05	2,955

5,300	East Lansing School District Series ROCS-RR-II-R-2188, Rev., VAR, LIQ: Citigroup Global Markets, 3.00%, 06/05/05	5,300

7,450	East Lansing School District, Municipal Securities Trust Receipts Series SGA-114, GO, VAR, LIQ: Societe Generale, 3.00%, 06/01/05	7,450

20,825	Holt Public Schools GO, VAR, LIQ: Landesbank Hessen-Thueringen, 2.92%, 06/03/05	20,825

12,300	Lakeview School District, Calhoun, School Building & Site Series B, GO, VAR, LIQ: Landesbank Hessen-Thueringen, 2.92%, 06/02/05	12,300

6,945	Michigan State Building Authority Series ROCS-RR-II-R-1049, Rev., VAR, LIQ: Salomon Smith Barney, 3.00%, 06/07/05	6,945

	Michigan State Hospital Finance Authority
8,970	Series PA-919, Rev., 2.99%, 06/02/05	8,970
7,495	Series PT-668, Rev., VAR, MBIA, 2.99%, 06/03/05	7,495

10,000	Michigan State Hospital Finance Authority, Ascension Series B-1, Rev., VAR, 2.94%, 06/01/05	10,000

6,350	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club Series A, Rev., VAR, LIQ: Fannie Mae, 2.97%, 06/03/05	6,350

3,325	Michigan State Housing Development Authority, Multi-Family Housing, River Place Apartments Rev., VAR, LOC: Bank of New York, 2.98%, 06/02/05	3,325

12,125	Michigan State Housing Development Authority, Rental Housing Series B, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 2.95%, 06/02/05	12,125

	Michigan State University
26,100	Series A, Rev., VAR, 2.92%, 06/03/05	26,100
2,800	Series B, Rev., VAR, 2.92%, 06/03/05	2,800

16,985	Milan Area Schools GO, VAR, LOC: Landesbank Hessen-Thueringen, 2.92%, 06/07/05	16,985

11,800	Oakland University Rev., VAR, FGIC, 3.03%, 06/07/05	11,800

30,125	Saline Area Schools GO, VAR, LIQ: Helaba, 2.92%, 06/03/05	30,125

	State of Michigan
15,885	Series C, Rev., GAN, VAR, FSA, 2.95%, 06/01/05	15,885
26,910	Series 2001-A, GO, 2.00%, 10/04/05	26,910
27,000	Series A, GO, 3.50%, 09/30/05	27,132
18,000	Series D, Rev., GAN, VAR, FSA, 2.95%, 06/01/05	18,000
4,395	Series PT-2021, GO, VAR, 2.99%, 06/04/05	4,395

	University of Michigan, Medical Services Plan
300	Series A, Rev., VAR, 2.95%, 06/03/05	300
425	Series A-1, Rev., VAR, 2.98%, 06/01/05	425

1,450	University of Michigan, Hospital Series A, Rev., VAR, 2.98%, 06/01/05	1,450

11,075	Wayne Charter County, Wayne Charter Airport Series SG-122, Rev., VAR, LIQ: Societe Generale, 2.99%, 06/07/05	11,075

15,255	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien Rev., VAR, FSA, 2.97%, 06/03/05	15,255
		342,837
Minnesota — 1.4%
20,000	City of Minneapolis, Health Care, Fairview Health Services Series C, Rev., VAR, FNMA AGMT, 2.96%, 11/15/05	20,000

4,300	City of St. Louis Park, Catholic Finance Corp Rev., VAR, LOC: Allied Irish Bank plc, 2.99%, 06/06/05	4,300

	Minneapolis & St. Paul Metropolitan Airports Commission, Municipal Securities Trust Receipts
8,710	Series SG-136, Rev., VAR, FGIC, 3.01%, 06/06/05	8,710
9,000	Series SGA-127, Rev., VAR, FGIC LIQ: Societe Generale, 3.00%, 06/06/05	9,000

	Minnesota Housing Finance Agency, Residental Housing
12,000	Series C, AMT, Rev., VAR, GO, 3.00%, 07/01/05	12,000
28,225	Series H, Rev., VAR, 1.62%, 01/01/06	28,225

4,995	Minnesota Public Facilities Authority, PCR, Water Series RR-II-R-31, Rev., VAR, LIQ: Citibank N.A., 3.00%, 06/03/05	4,995

	Rochester Health Care
60,300	2.03%, 06/01/05	60,300
19,000	2.05%, 06/01/05	19,000
15,000	2.95%, 06/15/05	15,000

21,990	Washington County Housing & Redevelopment Authority, Multi-Family Housing Series PT-702, Rev., LIQ: Federal Home Loan Mortgage Corp., 3.04%, 06/04/05	21,990
		203,520
Mississippi — 0.3%
900	Jackson County, PCR, Chevron, USA, Inc., Project Rev., VAR, 2.97%, 06/01/05	900

40,000	Mississippi Development Bank Special Obligation Series PT-1494, Rev., Var., FSA, 2.95%, 06/01/05	40,000

4,315	State of Mississippi Series RR-II-R-1043, GO, VAR, FGIC, LIQ: Salomon Smith Barney, 3.00%, 06/02/05	4,315
		45,215
Missouri — 1.0%
	Bi-State Development Agency, Metropolitan District
11,185	Series PT-1593, Rev., VAR, FSA, 2.99%, 06/07/05	11,185
14,310	Series SG-175, Rev., VAR, FSA, 2.99%, 06/03/05	14,310

5,300	Bi-State Development Agency, Metropolitan District, Metrolink Cross County Project Series A, Rev., VAR, FSA, 2.95%, 06/06/05	5,300

11,125	City of O’Fallon COP, Series PT-1396, VAR, MBIA, 2.99%, 06/01/05	11,125

2,750	Kansas City IDA, IDR, Livers Bronze Co. Project Rev., VAR, LOC: Bank of America N.A., 3.02%, 06/04/05	2,750

17,010	Kansas City Municipal Assistance Corp., Leasehold, H. Roe Bartle Rev., VAR, FNMA AGMT, 2.94%, 06/01/05	17,010

	Missouri Higher Education Loan Authority, Student Loan
3,000	Series B, Rev., VAR, LOC: Bank of America N.A., 3.00%, 06/01/05	3,000
1,600	Series B, Rev., VAR, MBIA, 3.03%, 06/06/05	1,600

1,665	Missouri Housing Development Commission Series PT-1286, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.04%, 06/04/05	1,665

2,365	Missouri Housing Development Commission, Mortgage Series PT-495, Rev., VAR, LIQ: Bayerische Hypo, 3.04%, 06/02/05	2,365

7,400	Missouri Housing Development Commission, Single Family Mortgage Series L-5J, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.20%, 06/06/05	7,400

17,100	Missouri State Health & Educational Facilities Authority, Assemblies of God College Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/03/05	17,100

2,500	Missouri State Health & Educational Facilities Authority, EAGLE Series 2002-6026, Class A, Rev., VAR, LIQ: Citibank N.A., 3.00%, 06/03/05	2,500

680	Missouri State Housing Development Commission Series PT-223, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.04%, 06/06/05	680

40,000	University of Missouri, Curators Series L43, Regulation D, Rev., VAR LIQ: Lehman Liquidity Co, 3.07%, 06/05/05	40,000
		137,990
Montana — 0.0% (g)
1,475	Montana Board of Housing Series PT-356, LIQ: Bayerische Hypo, 3.06%, 06/03/05	1,475
Nebraska — 0.4%
39,209	American Public Energy Agency Gas Supply Series A, Rev., VAR, 2.95%, 06/03/05	39,209

3,285	NEBHELP, Inc., Multi-Modal Series A-11, Rev., VAR, MBIA, 3.03%, 06/06/05	3,285

5,550	Nebraska Investment Finance Authority, Single Family Housing Series E, Rev., VAR, 3.08%, 06/04/05	5,550

4,415	Nebraska Investment Finance Authority, Single Family Housing Series N-7, Regulation D, Rev., VAR, 1.75%, 06/01/05	4,415
		52,459
Nevada — 1.1%
10,000	Clark County 2.65%, 06/08/05	10,000

14,460	Clark County, Airport, Sublien, Series C 2.94%, 06/07/05	14,460

	Clark County School District
11,750	5.00%, 06/15/05	11,764
22,520	Series F, 2.99%, 12/15/05	22,520
5,910	Series PT-2406, GO, VAR, MBIA, 2.99%, 06/15/05	5,910

	Clark County, Airport Improvement
19,010	Sub Lien, Series A-1, Rev., VAR, LOC: Westdeutsche Landesbank, 2.94%, 06/01/05	19,010
480	Sub Lien, Series A-2, Rev., VAR, LOC: Westdeutsche Landesbank, 3.00%, 06/01/05	480

	Nevada Housing Division, Multi-Unit Housing
6,750	Series A, Rev., VAR, LIQ: Fannie Mae, 3.00%, 06/04/05	6,750
2,200	Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.00%, 06/01/05	2,200
3,195	Series M, Rev., VAR, LOC: East West Bank, 3.00%, 06/06/05	3,195

9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road Series A, Rev., VAR, LOC: Heller Financial, Inc., 3.15%, 06/06/05 (e)	9,500

7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache Series A, Rev., VAR, LOC: Heller Financial, Inc., 3.15%, 06/06/05	7,800

3,390	Nevada Housing Division, Multi-Unit Housing, Horizon Series A, Rev., VAR, LIQ: Fannie Mae, 3.00%, 06/03/05	3,390

4,350	Nevada Housing Division, Multi-Unit Housing, Joshua Villas Series E, Rev., VAR, LOC: East West Bank, 3.00%, 06/02/05	4,350

5,455	Nevada Housing Division, Multi-Unit Housing, Judith Villas Series C, Rev., VAR, LOC: East West Bank, 3.00%, 06/02/05	5,455

5,385	Nevada Housing Division, Multi-Unit Housing, Sundance Village Rev., VAR, LOC: Citibank N.A., 3.00%, 06/06/05	5,385

	State of Nevada
8,925	Series ROCS-RR-II-R-4054, GO, VAR, FSA, LIQ: Citigroup Global Markets, 3.00%, 06/05/05	8,925
4,800	Series PT-403, GO, VAR, 2.99%, 06/01/05	4,800
9,000	Series SG-39, LIQ: Societe Generale, 2.99%, 06/01/05	9,000

5,800	Truckee Meadows Water Authority, Municipal Securities Trust Receipts Series SGA-137, Rev., VAR, FSA, LIQ: Societe Generale, 3.00%, 06/01/05	5,800
		160,694
New Hampshire — 0.3%
5,945	New Hampshire Health & Education Facilities Authority, Riverbend Rev., VAR, LOC: Banknorth N.A., 2.98%, 06/06/05	5,945

	New Hampshire Higher Educational & Health Facilities Authority
4,290	Series 772, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.02%, 06/07/05	4,290
10,000	Series PT-866, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.02%, 06/05/05	10,000

	New Hampshire Higher Educational & Health Facilities Authority, VHA New England, Inc.
6,300	Series C, Rev., VAR, AMBAC, 3.00%, 06/06/05	6,300
7,050	Series D, Rev., VAR, AMBAC, 3.00%, 06/01/05	7,050
7,200	Series F, Rev., VAR, AMBAC, 3.00%, 06/06/05	7,200

5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, Board Partnership Project Rev., VAR, FNMA AGMT, 2.95%, 06/04/05	5,200

2,280	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project Series B, Rev., VAR, LOC: Fleet National Bank, 3.04%, 06/01/05	2,280
		48,265
New Jersey — 1.6%
5,780	Burlington County Bridge Commissioner, Community Pooled Loan Series PT-1546, Rev., VAR, 2.99%, 06/07/05	5,780

26,425	Hudson County Improvement Authority, Essential Purpose Pooled Loan Rev., VAR, LOC: Bank of New York, 2.90%, 06/03/05	26,425

7,900	Mercer County Improvement Authority, Atlantic Foundation & Johnson Rev., VAR, MBIA, 2.91%, 06/06/05	7,900

11,600	Municipal Securities Trust Certificates Series 2001-175, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 2.98%, 06/07/05	11,600

	New Jersey Economic Development Authority
8,000	Rev., VAR, FNMA AGMT, LIQ: Morgan Stanley Municipal Funding, 2.99%, 06/06/05	8,000
4,995	Series A, GO, VAR, AMBAC LIQ: Citibank N.A., 2.99%, 06/04/05	4,995
4,985	Series PA-828, Rev., VAR, AMBACLIQ: Merrill Lynch Capital Services, 2.98%, 06/04/05	4,985
8,000	Series 883, Rev., VAR, LIQ: Fannie Mae, 2.99%, 06/03/05	8,000

6,000	New Jersey Economic Development Authority, Diocese of Metuchen Rev., VAR, LOC: Fleet National Bank, 2.90%, 06/07/05	6,000

1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems Series B, Rev., VAR, LOC: Fleet National Bank, 2.86%, 06/06/05	1,500

3,365	New Jersey Sports & Exposition Authority, State Contract Series C, Rev., VAR, MBIA, 2.90%, 06/06/05	3,365

	New Jersey State Educational Facilities Authority
15,000	Series 981, Rev., VAR, FNMA AGMT, LIQ: Morgan Stanley Municipal Funding, 2.99%, 06/04/05	15,000
5,470	Series PT-1597, 2.98%, 06/04/05	5,470
5,255	Series PT-1599, 2.98%, 06/04/05	5,255
10,170	Series SG-148, Rev., VAR, LIQ: Societe Generale, 2.98%, 06/05/05	10,170

35,800	New Jersey State Housing & Mortgage Finance Agency Series PT-897, Rev., VAR, FHA, 2.99%, 06/04/05	35,800

17,980	New Jersey State Transit Corp. Series 1011, VAR, AMBAC, COP, LIQ: Morgan Stanley Municipal Funding, 2.99%, 06/07/05	17,980

8,100	New Jersey State Turnpike Authority Series C-1, Rev., VAR, FSA, 2.95%, 06/03/05	8,100

8,590	New Jersey Transportation Trust Fund Authority Series 941-D, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 2.99%, 06/01/05	8,590

5,200	Salem County Improvement Authority, Friends Home Woodstown, Inc. Rev., VAR, LOC: Fleet National Bank, 2.90%, 06/06/05	5,200

25,000	State of New Jersey Series A, TRAN, 3.00%, 06/24/05	25,019
		225,134
New Mexico — 0.2%
3,200	Chaves County, IDR, Friona Industries LP Series A, Rev., VAR, LOC: Bank of America N.A., 3.05%, 06/03/05	3,200

13,841	City of Albuquerque, Airport, Sub Lien Rev., VAR, AMBAC, 2.94%, 06/01/05	13,841

6,440	New Mexico Finance Authority Series RR-II-R-2118, Rev., VAR, AMBAC, LIQ: Citigroup Global Markets, 3.00%, 06/01/05	6,440

	New Mexico Mortgage Finance Authority
3,495	Series PT-643, Rev., VAR, 3.04%, 06/05/05	3,495
3,185	Series PT-1308, Rev., VAR, 3.04%, 06/02/05	3,185
3,750	Series PT-1378, Rev., VAR, GNMA/FNMA/FHLMC, 3.04%, 06/05/05	3,750
		33,911
New York — 9.7%
	Bank of New York Municipal Certificates Trust
14,415	Rev., VAR, 3.15%, 06/05/05	14,415
9,995	Series 4, Rev., VAR, MBIA,, 3.15%, 06/07/05	9,995
23,595	Series 2002-19, Rev., VAR, 3.15%, 10/01/05	23,595

	Long Island Power Authority, Electric Systems
100	Series 2, Sub Series 2-B, Rev., VAR, LOC: Bayerische Landesbank, 2.94%, 06/01/05	100
900	Series D, Rev., VAR, FSA, 2.94%, 06/06/05	900
8,700	Series PA-1051, Rev., VAR, FSA, 2.98%, 06/05/05	8,700
9,995	Series PA-513-R, Rev., VAR, FSA, 2.99%, 06/07/05	9,995
2,300	Series PA-522, Rev., VAR, FSA, 2.99%, 06/07/05	2,300
4,800	Series PT-386, Rev., 2.98%, 06/03/05	4,800

	Metropolitan Transportation Authority
35,000	2.05%, 06/01/05	35,000
20,000	2.44%, 07/14/05	20,000
11,990	2.99%, 06/06/05	11,990
27,305	Series 848-D, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/04/05	27,305
16,900	Series D-2, Rev., VAR, FSA, 2.93%, 06/02/05	16,900
18,975	Sub Series A-1, GO, VAR, CIFG, 2.93%, 06/06/05	18,975
7,000	Sub Series A-2, GO, VAR, CIFG, 2.93%, 06/06/05	7,000

9,710	Metropolitan Transportation Authority, Dedicated Tax Fund Series B, Rev., VAR, FSA, 2.93%, 06/07/05	9,710

1,520	Monroe County Airport Authority Series PA-585, Rev., VAR, MBIA, 3.01%, 06/04/05	1,520

7,555	Municipal Securities Trust Certificates Series 2001-116, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 2.97%, 06/02/05 (e)	7,555

12,500	Nassau County Interim Finance Authority, Municipal Securities Trust Receipts, Special Tax Series SGA-108, VAR, LIQ: Societe Generale, 2.97%, 06/07/05	12,500

6,800	Nassau Health Care Corp. Sub Series 2004-C3, Rev., VAR, FSA, 2.92%, 06/06/05	6,800

	New York City
4,995	Series PA- 878, GO, VAR, MBIA-IBC, 2.99%, 06/01/05	4,995
9,245	Series PT-405, 2.99%, 06/07/05	9,245

12,100	Sub Series A-3, GO, VAR, LOC: BNP Paribas, 2.94%, 06/03/05	12,100
300	Sub Series A-5, GO, VAR, LOC: KBC Bank N.V., 2.92%, 06/01/05	300
3,400	Sub Series A-6, GO, VAR, LOC: Helaba, 2.92%, 06/01/05	3,400
4,120	Sub Series A-6, GO, VAR, FSA, 2.94%, 06/01/05	4,120
1,300	Sub Series B-4, GO, VAR, MBIA, 2.92%, 06/01/05	1,300
2,600	Sub Series B-6, GO, VAR, MBIA, 2.93%, 06/01/05	2,600
4,400	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 2.94%, 06/01/05	4,400
6,800	Sub Series C-4, GO, VAR, LOC: BNP Paribas, 2.90%, 06/06/05	6,800
17,000	Sub Series C-5, GO, VAR, LOC: Bank of New York, 2.94%, 06/06/05	17,000
16,815	Sub Series G-2, GO, VAR, LOC: Bank of Nova Scotia, 2.90%, 06/06/05	16,815
4,000	Sub Series H-3, GO, VAR, .LOC: Bank of New York, 2.93%, 06/02/05	4,000
100	Sub Series H-3, GO, VAR, FSA, 2.94%, 06/01/05	100
1,300	Sub Series H-3, GO, VAR, FSA, 2.94%, 06/01/05	1,300
900	Sub Series H-4, GO, VAR, LOC: Bank of New York, 2.94%, 06/01/05	900
1,700	Sub Series H-6, GO, VAR, MBIA, 2.92%, 06/05/05	1,700
300	Sub Series H-7, GO, VAR, LOC: KBC Bank N.V., 2.94%, 06/01/05	300

5,800	New York City Housing Development Corp., Multi-Family Housing, 90 West Street Series A, Rev., VAR, LOC: HSBC Bank USA, 2.97%, 06/02/05	5,800

20,600	New York City Housing Development Corp., Multi-Family Housing, 2 Gold Street Series A, Rev., VAR, LOC: Fleet National Bank, 2.97%, 06/01/05	20,600

6,270	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments Series A, Rev., VAR, 2.92%, 06/06/05	6,270

10,900	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower Series A, Rev., VAR, 2.97%, 06/03/05	10,900

5,500	New York City IDA, Korean Airlines Co. Series C, Rev., VAR, LOC: Rabobank Nederland, 2.97%, 06/01/05	5,500

5,400	New York City IDA, Liberty Facilities Hanson Office Rev., VAR, LOC: ING Bank N.V., 2.94%, 06/06/05	5,400

400	New York City IDA, Civic Facilities, Municipal Securities Trust Receipts Series SGA-110, Rev., VAR, LOC: Societe Generale, 2.97%, 06/02/05	400

10,700	New York City Housing Development Corp., Thessalonica Court Series A, Rev., VAR, LOC: Citibank N.A., 2.97%, 06/07/05	10,700

	New York City Municipal Water Finance Authority, Water & Sewer Systems
1,250	Series A, Rev., VAR, FGIC, 2.93%, 06/01/05	1,250
3,000	Series C, Rev., VAR, FGIC, 2.92%, 06/01/05	3,000
400	Series C, Rev., VAR, FGIC, 2.92%, 06/01/05	400
750	Series G, Rev., VAR, FGIC, 2.94%, 06/01/05	750
10,650	Series PA-446, Rev., VAR, FGIC, 2.98%, 06/07/05	10,650
9,415	Series PA-995, Rev., VAR, MBIA, 2.98%, 06/04/05	9,415
5,885	Series PA-1076, Rev., VAR, 3.01%, 06/05/05	5,885
9,895	Series PA-1085, Rev., VAR, FGIC, 2.99%, 06/05/05	9,895
19,185	Series PT-2114, VAR, AMBAC, 2.98%, 06/07/05	19,185

2,000	New York City Municipal Water Finance Authority, Water & Sewer Systems, Municipal Securities Trust Receipts Series SGB-27, Rev., VAR, FSA, LIQ: Societe Generale, 2.99%, 06/01/05	2,000

	New York City Transitional Finance Authority
16,575	Series L-11, Rev., VAR, 3.07%, 06/01/05	16,575
18,300	Series L-21, Regulation D, Rev., VAR, 3.07%, 06/04/05	18,300
8,995	Series PA-1043-R, Rev., VAR, 2.99%, 06/03/05	8,995
13,160	Series PT-406, Rev., VAR, 1.65%, 06/03/05	13,160
10,800	Sub Series 2-E, Rev., VAR, LIQ: NYS Common Return Fund, 2.93%, 06/03/05	10,800

	New York City Transitional Finance Authority, Future Tax Secured
7,900	Series B, Rev., VAR, 2.94%, 06/01/05	7,900
300	Series C, Rev., VAR, 2.96%, 06/01/05	300

7,910	New York City Trust for Cultural Resources Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 2.98%, 06/01/05	7,910

2,850	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 2.97%, 06/01/05	2,850

4,300	New York City, Housing Development Corp., Multi-Family Housing, Monterey Series A, Rev., VAR, 2.92%, 06/06/05	4,300

	New York City, Municipal Securities Trust Receipts

9,000	Series SGA-51, VAR, AMBAC, 2.97%, 06/07/05	9,000
2,805	Series SGB-33, GO, VAR, FSALIQ: Societe Generale, 2.99%, 06/06/05	2,805
12,865	Series SGB-36, GO, VAR, AMBAC LIQ: Societe Generale, 2.97%, 06/07/05	12,865

	New York Local Government Assistance Corp.
21,700	Series B, Rev., VAR, LOC: Bank of Nova Scotia, 2.89%, 06/07/05	21,700
4,200	Series F, Rev., VAR, LOC: Societe Generale, 2.87%, 06/07/05	4,200
5,900	Series G, Rev., VAR, LOC: Bank of Nova Scotia, 2.90%, 06/07/05	5,900
10,300	Series SG-100, Rev., VAR, MBIA-IBC, 2.98%, 06/02/05	10,300
5,500	Series SG-99, Rev., VAR, AMBAC, 2.98%, 06/01/05	5,500

7,900	New York Local Government Assistance Corp., Municipal Securities Trust Receipts Series SGA-59, Rev., VAR, 2.97%, 06/01/05	7,900

12,350	New York Local Government Assistance Corp., Sub Lien Series A-6V, Rev., VAR, FSA, 2.89%, 06/06/05	12,350

	New York State Dormitory Authority
15,470	Series PA-1088, Rev., VAR, AMBAC, 2.98%, 06/04/05	15,470
7,120	Series PA-1089, Rev., VAR, AMBAC, 2.98%, 06/04/05	7,120
5,000	Series PA-409, Rev., VAR, AMBAC, 2.98%, 06/06/05	5,000
11,100	Series PA-419, Rev., VAR, 2.98%, 06/06/05	11,100
6,445	Series PA-773-R, Rev., VAR, MBIA-IBC, 2.98%, 06/01/05	6,445
9,845	Series PT-1447, Rev., VAR, MBIA, 2.98%, 06/07/05	9,845
6,875	Series PT-1621, Rev., VAR, MBIA, 2.98%, 06/07/05	6,875
13,665	Series PT-1742, Rev., VAR, MBIA LIQ: BNP Paribas, 2.98%, 06/07/05	13,665
7,985	Series PT-2240, Rev., VAR, FSA, 2.98%, 06/06/05	7,985

	New York State Dormitory Authority, Mental Health Services
59,380	Sub Series D2-B, Rev., VAR, FSA, 2.93%, 06/03/05	59,380
11,900	Sub Series D2-D, Rev., VAR, AMBAC, 2.93%, 06/03/05	11,900

4,865	New York State Dormitory Authority, New York Public Library Series A, Rev., VAR, MBIA, 2.92%, 06/07/05	4,865

32,900	New York State Dormitory Authority, North Shore Jewish Series A, Rev., VAR, LOC: Citibank N.A., 2.94%, 11/01/05	32,900

2,965	New York State Dormitory Authority, Oxford University Press, Inc. Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.00%, 06/01/05	2,965

10,450	New York State Energy Research & Development Authority, PCR Series PA-450, Rev., VAR, AMBAC, 2.98%, 06/04/05	10,450

10,000	New York State Energy Resources & Development Authority, Orange & Rockland Project Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 2.92%, 06/06/05	10,000

4,995	New York State Environmental Facilities Corp. Series PA-174, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 2.98%, 06/06/05	4,995

	New York State Environmental Facilities Corp., Clean Water & Drinking
11,650	PA-1165, Rev., VAR, 2.98%, 06/02/05	11,650
44,885	Series 731, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 2.98%, 06/05/05	44,885

	New York State Housing Finance Agency
21,100	Rev., VAR, FNMA AGMT, 2.98%, 06/01/05	21,100
8,200	Series A, Rev., VAR, LOC: Westdeutsche Landesbank, 2.94%, 06/02/05	8,200
6,800	Series D, Rev., VAR, LOC: State Street Bank & Trust Co, 2.94%, 06/04/05	6,800

6,600	New York State Housing Finance Agency, 10 Liberty Street Rev., VAR, LOC: Fleet National Bank, 2.92%, 06/07/05	6,600

4,100	New York State Housing Finance Agency, 150 East 44th Street Series A, Rev., VAR, FNMA, LIQ: Fannie Mae, 2.99%, 06/06/05	4,100

4,200	New York State Housing Finance Agency, 240 East 39th Street Rev., VAR, 3.00%, 06/02/05	4,200

	New York State Housing Finance Agency, 345 East 94th Street
300	Series A, Rev., VAR, 2.94%, 06/01/05	300
1,900	Series A, Rev., VAR, LIQ: Freddie Mac, 2.99%, 06/05/05	1,900

	New York State Housing Finance Agency, 360 West 43rd Street
16,700	Rev., VAR, LIQ: Fannie Mae, 2.98%, 06/02/05	16,700
28,200	Series A, Rev., VAR, FNMA LIQ: Fannie Mae, 2.98%, 06/02/05	28,200

10,700	New York State Housing Finance Agency, 88 Leonard Street Series A, Rev., VAR, LOC: Eurohypo Bank, 2.94%, 06/07/05	10,700

5,900	New York State Housing Finance Agency, Bennington Hills Series A, Rev., VAR, LIQ: Fannie Mae, 2.98%, 06/01/05	5,900

17,200	New York State Housing Finance Agency, Multi-Family Series A, Rev., VAR, FNMA, 2.97%, 06/01/05	17,200

7,100	New York State Housing Finance Agency, Saville Housing Series A, Rev., VAR, LOC: Fleet Bank N.A., 3.00%, 06/06/05	7,100

25,000	New York State Housing Finance Agency, Tower 31 Housing Series A, Rev., VAR, LOC: Fleet National Bank, 3.00%, 06/06/05	25,000

	New York State Housing Finance Agency, Victory Housing
39,000	Series 2001-A, Rev., VAR, LIQ: Freddie Mac, 2.98%, 06/06/05	39,000
10,000	Series 2002-A, Rev., VAR, FHLMCLIQ: Freddie Mac, 2.98%, 06/06/05	10,000

6,000	New York State Housing Finance Agency, West 38th Street Series A, Rev., VAR, FNMA, LIQ: Fannie Mae, 2.99%, 06/02/05	6,000

29,000	New York State Housing Finance Agency, Worth Street Series A, Rev., VAR, LIQ: Fannie Mae, 2.98%, 06/02/05	29,000

	New York State Medical Care Facilities Finance Agency
1,300	Series PA-113, Rev., VAR, FHA, LIQ: Merrill Lynch Capital Services, 2.98%, 06/02/05	1,300
9,000	Series PA-72, 3.01%, 06/06/05	9,000

	New York State Thruway Authority
40,000	Series 720050010, Rev., LIQ: Citibank N.A., 2.99%, 07/01/05	40,000
11,415	Series P-532, Rev., GO, VAR LIQ: Merrill Lynch Capital Services, 2.98%, 06/02/05	11,415

7,230	New York State Thruway Authority, Highway & Bridge Trust Fund Series PT-1425, Rev., VAR, FGIC, 2.98%, 06/07/05	7,230

	New York State Urban Development Corp.
5,245	Series PA-1108, Rev., VAR, 2.98%, 06/04/05	5,245
6,200	Series SG-163, Rev, 2.98%, 06/06/05	6,200

15,135	New York State, Environmental Quality Series A, GO, VAR, LOC: Dexia Credit Local, 1.80%, 06/08/05	15,135

9,550	Onondaga County IDA, Solvay Paperboard Project Rev., VAR, LOC: Citibank N.A., 3.05%, 06/01/05	9,550

14,850	Orange County, IDA, Civic Facilities, Arden Hill Hospital Project Rev., VAR, FSA, 2.93%, 06/06/05	14,850

13,090	Port Authority of New York & New Jersey Rev., VAR, 3.01%, 06/02/05	13,090

12,655	Port Authority of New York & New Jersey, Trust Receipts Series 10, Class F, Rev., VAR, FSA, 2.96%, 06/04/05	12,655

22,000	Roosevelt Union Free School District BAN, 2.63%, 06/23/05	22,013

15,000	State of New York 2.05%, 06/01/05	15,000

	Triborough Bridge & Tunnel Authority
9,805	Series 839, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/04/05	9,805
12,080	Series PA-1090, Rev., VAR, MBIA-IBC, 2.98%, 06/01/05	12,080
595	Series PT-2017, Rev., VAR, MBIA, 2.98%, 06/04/05	595
8,405	SO, Series B, Rev., VAR, FSA, 2.94%, 06/06/05	8,405
6,055	SO, Series D, Rev., VAR, FSA, 2.93%, 06/05/05	6,055

2,100	Triborough Bridge & Tunnel Authority, General Purpose Series C, Rev., VAR, AMBAC, 2.93%, 06/07/05	2,100

9,300	Westchester County IDA, IDR, Levister Redevelopment Co., LLC Series A, Rev., VAR, LOC: Bank of New York, 2.97%, 06/07/05	9,300
		1,409,558

North Carolina — 2.6%
5,345	Brunswick County, Enterprise Systems Series PT-2235, Rev., VAR, FSA, 2.99%, 06/03/05	5,345

10,000	Buncombe County Metropolitan Sewerage District Rev., VAR, 2.98%, 06/07/05	10,000

12,850	City of Charlotte, Airport Series D, Rev., VAR, MBIA, 2.94%, 06/01/05	12,850

8,405	City of Charlotte, Water Systems Series B, Rev., VAR, 2.96%, 06/01/05	8,405

1,700	City of Durham, Water & Sewer Utility Systems Rev., VAR, 3.06%, 06/01/05	1,700

	Fayetteville Public Works Commission
8,700	Rev., VAR, FSA, 2.95%, 06/04/05	8,700
4,500	Series A, Rev., VAR, FSA, 2.95%, 06/06/05	4,500

	City of Greensboro, Enterprise Systems
2,500	Series B, Rev., VAR, 2.98%, 06/01/05	2,500
20,190	Series B, Rev., VAR LIQ: Wachovia Bank N.A., 2.98%, 06/01/05	20,190

5,000	City of Winston-Salem, Water & Sewer Systems Series B, Rev., VAR, 2.97%, 06/02/05	5,000

10,400	Guilford County Series B, GO, VAR, 2.96%, 06/07/05	10,400

400	Guilford County Industrial Facilities & PCFA, IDA, Neal Manufacturing, Inc. Rev., VAR, LOC: Bank of America N.A., 3.00%, 06/06/05	400

9,140	Henderson County Series PT-2751, COP, VAR, 2.99%, 11/01/05	9,140

4,900	Iredell County Public Facilities Corp., Iredell County Schools Project Rev., VAR, AMBAC, 2.96%, 06/06/05	4,900

5,000	Mecklenburg County Series C, GO, VAR, LIQ: Bank of America N.A., 2.98%, 06/05/05	5,000

15,345	Municipal Securities Trust Certificates Series 2001-125, Class A, GO, VAR, LIQ: Bear Stearns Capital Markets, 2.97%, 06/01/05 (e)	15,345

8,935	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/01/05	8,935

10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project Series A, Rev., VAR, LOC: Bank of America N.A., 2.97%, 06/01/05	10,255

12,446	North Carolina Educational Facilities Finance Agency 2.05%, 06/02/05	12,446

8,540	North Carolina Educational Facilities Finance Agency, Elon College Rev., VAR, LOC: Bank of America N.A., 2.97%, 06/01/05	8,540

4,715	North Carolina Housing Finance Agency Series 2003-L44J, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.12%, 06/02/05	4,715

6,275	North Carolina Housing Finance Agency, Appalachian Student Housing Series A, Rev., VAR, LOC: Wachovia Bank N.A., 2.98%, 06/01/05	6,275

13,900	North Carolina Housing Finance Agency, Home Ownership Series 16-C, Rev., VAR, LIQ: Bank of America N.A., 3.00%, 06/02/05	13,900

6,730	North Carolina Medical Care Commission, Baptist Hospitals Project Rev., VAR, 2.95%, 06/01/05	6,730

	North Carolina Medical Care Commission, Duke University Health Systems
15,000	Series A, 2.96%, 06/01/05	15,000
15,000	Series B, 2.96%, 06/01/05	15,000

2,600	North Carolina Medical Care Commission, Lincoln Health Systems Project Series A, Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/06/05	2,600

2,100	North Carolina Medical Care Commission, Moses H. Cone Health System Rev., VAR, 2.95%, 09/01/05	2,100

10,200	North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project Rev., VAR, 2.95%, 06/06/05	10,200

2,700	North Carolina Medical Care Commission, Northeast Medical Center Project Series B, Rev., VAR, LOC: Suntrust Bank, 2.94%, 06/01/05	2,700

6,400	North Carolina Medical Care Commission., Pooled Equipment Financing Project Rev., VAR, MBIA, 2.75%, 06/04/05	6,400

15,000	North Carolina Medical Care Commission, Union Regulation Medical Center Project Series B, Rev., VAR, LOC: Wachovia Bank, 2.96%, 06/02/05	15,000

34,180	North Carolina State University at Raleigh Series B, Rev., VAR, 2.88%, 06/07/05	34,180

	North Carolina State, Public Improvement
6,000	Series D, GO, VAR, 2.90%, 06/01/05	6,000
14,130	Series F, GO, VAR, 2.90%, 06/06/05	14,130

7,940	Raleigh Durham Airport Authority Rev., VAR, FGIC, 3.00%, 06/06/05	7,940

	State of North Carolina
6,757	2.15%, 06/01/05	6,757
8,560	Series PT-2207, GO, VAR, 2.99%, 06/01/05	8,560

14,000	Union County Series C, AMT, Rev., VAR, 2.95%, 06/07/05	14,000

18,385	University of North Carolina Series C, Rev., VAR, 2.87%, 06/02/05	18,385
		375,123
North Dakota — 0.2%
4,885	North Dakota State Housing Finance Agency Series RR-II-R-140, Rev., VAR, LIQ: Citibank N.A., 3.04%, 06/02/05	4,885

	North Dakota State Housing Finance Agency, Home Mortgage
9,205	Series B, Rev., VAR, 2.99%, 06/02/05	9,205
18,245	Series C, Rev., VAR, 2.99%, 06/04/05	18,245
		32,335
Ohio — 1.1%
6,355	Cincinnati City School District Series RR-II-R-4049, GO, VAR, FSA, LIQ: Citigroup Global Markets, 2.99%, 06/07/05	6,355

2,755	City of Columbus Series 1, GO, VAR, 2.95%, 06/02/05	2,755

7,920	Franklin County, Franklin County Hospital Series RR-II-R-55, Rev., VAR, 2.99%, 06/03/05	7,920

7,200	Franklin County, Hospital, OhioHealth Corp. Series D, Rev., VAR, LOC: National City Bank, 2.96%, 06/06/05	7,200

3,485	Greene County, Fairview Extended Series B, Rev., VAR, LOC: Fleet National Bank, 2.91%, 06/02/05	3,485

	Hamilton County, Healthcare Facilties, Twin Towers & Twin Lakes
9,000	Series A, Rev., VAR, LOC: U.S. Bank N.A., 2.99%, 06/01/05	9,000
9,955	Series B, Rev., VAR, LOC: U.S. Bank N.A., 2.99%, 06/01/05	9,955

	Hamilton County, Hospital Facilities, Health Alliance
12,096	Series A, Rev., VAR, MBIA, 2.85%, 06/01/05	12,096
4,000	Series E, Rev., VAR, MBIA, 2.85%, 06/01/05	4,000

600	Lorain County, Hospital Series PA-892, Rev., VAR, 3.00%, 06/06/05	600

16,300	Montgomery County, Catholic Health Series B2, Rev., VAR, 2.93%, 06/01/05	16,300

5,890	Municipal Securities Trust Certificates Series 9047, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 2.97%, 06/06/05	5,890

8,975	Ohio State Building Authority Series L-41, Regulation D, Rev., VAR, 3.12%, 06/07/05	8,975

4,995	Ohio State Turnpike Commission Series RR-II-R-51, Rev., VAR, FGIC, LIQ: Citibank N.A., 2.99%, 06/01/05	4,995

10,200	Ohio State Water Development Authority, Multi-Modal Rev., VAR, LOC: Northern Trust Co., 2.95%, 06/05/05	10,200

6,000	Ohio State Water Development Authority, Pollution Control Facilities, Cleveland Series A, Rev., VAR, LOC: Barclays Bank plc, 3.00%, 06/02/05	6,000

3,750	Ohio State Water Development Authority, Pollution Control Facilities, Toledo Series A, Rev., VAR, LOC: Barclays Bank plc, 3.00%, 06/02/05	3,750

	State of Ohio
27,450	2.05%, 06/02/05	27,450
7,755	Series RR II-R-208, GO, VAR, FSA, LIQ: Citibank N.A., 3.00%, 06/06/05	7,755
		154,681
Oklahoma - 0.3%
1,875	Oklahoma Housing Finance Agency, Single Family Mortgage Series PT-493, Rev., VAR, LIQ: Bayerische Hypo, 3.04%, 06/02/05	1,875

	Payne County Economic Development Authority, Student Housing, OSUF Phase III Project
9,900	Rev., VAR, AMBAC, 2.99%, 06/02/05	9,900
9,000	Series B, Rev., VAR, AMBAC, 2.99%, 06/02/05	9,000

10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments Project Rev., VAR, LIQ: Fannie Mae, 2.97%, 06/07/05	10,490

2,240	Tulsa County Home Finance Authority, Single Family Mortgage Series PT-644, Rev., VAR, 3.04%, 06/02/05	2,240

6,500	Tulsa Industrial Authority, Justin Industries Project Rev., VAR, LOC: Bank of New York, 2.98%, 06/02/05	6,500
		40,005
Oregon - 0.6%
6,000	Oregon Health & Science University, OHSU Medical Group Project Series A, Rev., VAR, LOC: Bank of New York, 2.96%, 06/06/05	6,000

9,395	Oregon State Department of Administrative Services COP, Series 89, VAR, MBIA, LIQ: BNP Paribas, 2.99%, 06/06/05	9,395

5,165	Oregon State Department of Administrative Services, State Lottery Series PT-1394, Rev., VAR, FSA, 2.99%, 06/07/05	5,165

7,930	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.05%, 06/07/05	7,930

5,000	Oregon State Housing & Community Services Department, Single-Family Mortgage Program Series L, Rev., VAR, 3.00%, 06/02/05	5,000

	State of Oregon
1,185	Series A-18, Regulation D, 3.12%, 06/05/05	1,185
24,500	Series 73-F, GO, VAR, LOC: Bayerische Landesbank, 2.95%, 06/01/05	24,500
15,000	Series A, TRAN, 3.00%, 06/30/05	15,014

6,000	State of Oregon, Veterans Welfare
	Series 83, GO, VAR, 2.95%, 06/05/05	6,000
		80,189
Other — 6.8%
	ABN AMRO Munitops Certificate Trust
17,676	Series 1998-16, VAR, MBIA, 3.00%, 06/07/05	17,676
31,495	Series 1999-6, Rev., VAR, 3.00%, 06/07/05 (e)	31,495
10,000	Series 1999-9, Rev., VAR, 3.00%, 06/01/05 (e)	10,000
16,610	Series 2000-4, Rev., VAR, 2.99%, 06/01/05 (e)	16,610
13,280	Series 2000-10, VAR, MBIA, 3.00%, 06/01/05	13,280
14,990	Series 2000-11, VAR, 3.05%, 06/01/05	14,990
16,685	Series 2000-13, Class C, VAR, 3.00%, 06/01/05	16,685
30,795	Series 2000-16, GO, VAR, FGIC, 3.00%, 06/07/05	30,795
5,000	Series 2001-1, GO, VAR, MBIA, 3.00%, 06/05/05	5,000
9,850	Series 2001-10, GO, VAR, MBIA, 3.00%, 06/07/05	9,850

15,010	Series 2001-21, GO, VAR, MBIA, 3.00%, 06/03/05	15,010
10,570	Series 2001-27, Rev., VAR, FSA, 3.08%, 06/03/05	10,570
35,530	Series 2002-1, AMT, Rev., VAR, INS: FSA, LIQ: ABN-AMRO, 3.12%, 06/05/05	35,530
9,995	Series 2002-3, Rev., VAR, 3.07%, 06/02/05	9,995
5,500	Series 2002-16, GO, VAR, 3.00%, 06/04/05	5,500
12,000	Series 2002-17, Rev., VAR, AMBAC, 3.00%, 06/05/05 (e)	12,000
24,795	Series 2002-19, Rev., VAR, MBIA-IBC, 2.97%, 06/02/05 (m)	24,795
20,900	Series 2002-21, Rev., VAR, MBIA, 2.88%, 07/01/05	20,900
5,000	Series 2002-25, GO, VAR, MBIA, 2.99%, 06/07/05	5,000
5,000	Series 2002-29, GO, VAR, FGIC Q-SBLF, 2.99%, 06/02/05	5,000
4,935	Series 2002-37, Rev., VAR, 3.08%, 06/04/05	4,935
20,825	Series 2004-1, Rev., VAR, 3.00%, 06/02/05	20,825
10,750	Series 2004-8, GO, VAR, 3.00%, 06/02/05	10,750
12,640	Series 2004-43, GO, VAR, FGIC, 3.00%, 06/04/05	12,640

	Charter Mac Floater Certificate Trust I
18,800	Series CAL-1, Rev., VAR, 2.99%, 06/06/05	18,800
7,300	Series CAL-2, Rev., VAR, MBIA, 2.99%, 06/06/05	7,300
15,000	Series CAL-3, Rev., VAR, 3.05%, 06/02/05	15,000
14,000	Series CAL-4, Rev., VAR, 3.05%, 06/02/05	14,000
11,500	Series CAL-5, Rev., VAR, 3.05%, 06/06/05	11,500
12,800	Series NAT-1, Rev., VAR, MBIA, 3.05%, 06/07/05	12,800
24,000	Series NAT-2, Rev., VAR, MBIA, 3.05%, 06/02/05	24,000

	Clipper Tax-Exempt Trust
3,030	COP, Series 1999-2, VAR, 3.16%, 06/02/05	3,030
8,000	COP, Series 2001-4, VAR, LIQ: State Street Bank & Trust Co, 2.30%, 07/01/05	8,000
20,000	COP, Series 2003-5, VAR, LIQ: State Street Bank & Trust Co, 3.08%, 06/02/05	20,000
29,520	Rev., VAR, LIQ: State Street Bank & Trust Co, 2.99%, 06/02/05	29,520
10,000	Rev., VAR, 3.16%, 06/02/05	10,000
31,763	Rev., VAR, 3.16%, 06/03/05	31,763
19,790	Series 2004-2, Rev., VAR,LIQ: State Street Bank & Trust Co, 3.16%, 06/02/05	19,790
56,000	Series 2005-6 Rev., VAR, LIQ: Merrill Lynch Capital Services, 2.99%, 06/02/05	56,000

	Eagle Tax Exempt Trust, Weekly Options Mode
15,000	3.00%, 06/06/05	15,000
5,000	Class A, 3.00%, 06/01/05 (e)	5,000
5,900	Class A, VAR, LIQ: Citibank N.A., 2.99%, 06/01/05(e)	5,900
2,000	Series 2000-1601, VAR, 3.00%, 06/01/05	2,000
2,420	Series 3C-7, Class A, VAR, 3.00%, 06/07/05	2,420

6,155	Eagle Tax Exempt Trust, Weekly Options Mode, District of Columbia, Water & Sewer
	Series 98-5202, VAR, 3.00%, 06/02/05	6,155

10,475	Eagle Tax Exempt Trust, Weekly Options Mode, Round Rock COP, Series 2001-4304, Class A, 3.00%, 06/03/05	10,475

	Eagle Tax Exempt Trust, Weekly Partner Certificate
3,000	3.00%, 06/04/05	3,000
10,000	Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.00%, 06/05/05	10,000
28,573	Series 1, Rev., VAR, LIQ: State Street Bank & Trust Co, 3.16%, 06/02/05	28,573
6,000	Series 2000-1003, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.00%, 06/05/05	6,000

17,790	MBIA Capital Corp. Tax Exempt Rev., VAR., MBIA, LIQ: Landesbank Hessen-Thueringen, 3.06%, 06/05/05	17,790

	Municipal Securities Pool Trust
3,245	Series P-19, Rev., VAR, FGIC,LIQ: Societe Generale, 3.11%, 06/04/05	3,245
88,135	Series SG-P-18, Rev., VAR,LIQ: Societe Generale, 3.11%, 06/06/05	88,135

64,460	Municipal Securities Pool Trust, Trust Receipts
	Series SG-P-16, 3.11%, 06/04/05	64,460

	Puttable Floating Option Tax-Exempt Receipts
8,500	Series PPT-12, 2.63%, 06/01/05	8,500
2,370	Series PPT-12, VAR, 3.11%, 06/07/05	2,370

32,890	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust Series 2001-2, Class A Certificates, 3.05%, 06/07/05	32,890

10,110	SunAmerica Trust Series 2, Class A Certificates, Rev., VAR, LIQ: Freddie Mac, 3.16%, 06/06/05	10,110

18,145	Tobacco Settlement Financing Authority Series C, AMT, Rev., VAR, LIQ: Goldman Sachs, 3.07%, 06/01/05	18,145
		981,502

Pennsylvania - 6.1%
6,745	Allegheny County Hospital Development Authority Series PA-748, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.00%, 06/01/05	6,745

8,395	Berks County, IDA, Health Care-Lutheran Services Series A, Rev., VAR, AMBAC, LIQ: Wachovia Bank N.A., 2.97%, 06/03/05	8,395

13,950	Bucks County, IDA, Law School Admission Council Rev., VAR, LOC: Allied Irish Bank plc, 2.96%, 06/06/05	13,950

4,530	Chester County Health & Educational Facilties Authority, Barclay Friends Project Series B, Rev., VAR, LOC: Wachovia Bank N.A., 2.96%, 06/01/05	4,530

235,790	City of Philadelphia GO, TRAN, 3.00%, 06/30/05	236,035

340	City of Philadelphia, Gas Works Series PA-1144, Rev., VAR, FSA, 2.98%, 06/03/05	340

10,600	City of Philadelphia, IDA, 30th Street Station Project Rev., VAR, MBIA, LOC: Royal Bank of Scotland, 2.60%, 06/04/05	10,600

	City of Philadelphia, Water & Wastewater Systems
46,410	Rev., VAR, FSA, 2.96%, 06/05/05	46,410
6,170	Series L-16, Regulation D, Rev., VAR, FGIC, 2.05%, 06/05/05	6,170
2,995	Series SG-158, Rev., VAR, FGIC, 2.98%, 06/02/05	2,995

10,905	City of Pittsburgh Series SG-71, 2.98%, 06/05/05	10,905

	Delaware Valley Regioinal Financial Authority, Local Government
7,700	Series A, Rev., VAR, LOC: Toronto-Dominion Bank, 2.96%, 06/01/05	7,700
6,400	Series A, Rev., VAR, LOC: Toronto-Dominion Bank, 2.96%, 06/02/05	6,400
700	Series B, Rev., VAR, LOC: Toronto-Dominion Bank, 2.96%, 06/04/05	700
14,400	Series D, Rev., VAR, LOC: Toronto-Dominion Bank, 2.96%, 06/04/05	14,400
8,815	Series PT-749, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 1.65%, 06/07/05	8,815

11,600	Emmaus General Authority, Loan Project Series A, Rev., VAR, FSA, 3.00%, 06/02/05	11,600

4,800	Erie County Hospital Authority Series PT-820, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.00%, 06/07/05	4,800

5,000	Harrisburg Authority, Water Series A, Rev., VAR, FGIC, 3.01%, 06/02/05	5,000

20,600	Montgomery County IDA 2.85%, 06/16/05	20,600

13,330	Montgomery County IDA, PCR, Exelon Corp Rev., VAR, LOC: Wachovia Bank N.A., 2.99%, 06/01/05	13,330

	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manor Apartments Project
9,810	Series A, Rev., VAR, LIQ: Fannie Mae, 2.92%, 06/04/05	9,810
1,900	Series T-2, Rev., VAR, LIQ: Fannie Mae, 2.92%, 06/04/05	1,900

10,000	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series A, Rev., VAR, LIQ: Fannie Mae, 2.92%, 06/06/05	10,000

9,890	Municipal Securities Trust Certificates Series 2001-9022, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 2.97%, 06/07/05	9,890

13,330	North Penn Water Authority, Municipal Securities Trust Receipts Series SGA-30, Rev., VAR, FGIC, 2.97%, 06/04/05	13,330

6,400	Northampton County Higher Education Authority, Lafayette College Series A, Rev., VAR, 2.92%, 06/01/05	6,400

7,600	Pennsylvania Convention Center Authority Series PT-1224, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 2.98%, 06/01/05	7,600

3,945	Pennsylvania Energy Development Authority, B&W Ebensburg Project Rev., VAR, LOC: Landesbank Hessen-Thueringen, 2.99%, 06/02/05	3,945

	Pennsylvania Higher Education Assistance Agency, Student Loan
42,900	Series A, Rev., VAR, AMBAC, 3.01%, 06/01/05	42,900
5,600	Series A, Rev., VAR, AMBAC, 3.01%, 06/04/05	5,600
31,850	Series C, Rev., VAR, AMBAC, 3.01%, 06/04/05	31,850

4,400	Pennsylvania Higher Educational Facilties Authority, Philadelphia University Series B, Rev., VAR, LOC: Wachovia Bank N.A., 2.92%, 06/01/05	4,400
	Pennsylvania Housing Finance Agency, Single Family Mortgage
22,330	Series 85-B, Rev., VAR, 2.95%, 06/03/05	22,330
7,000	Series 85-C, Rev., VAR, 2.95%, 06/03/05	7,000
12,800	Series 86-B, Rev., VAR, 3.00%, 06/03/05	12,800

9,630	Pennsylvania Intergovernmental Cooperative Authority Series SG-67, Rev., VAR, FGIC, LIQ: Societe Generale, 2.98%, 06/05/05	9,630

	Pennsylvania Turnpike Commission
12,300	Series A-3, Rev., VAR, 2.96%, 06/07/05	12,300
7,300	Series B, Rev., VAR, 2.96%, 06/07/05	7,300

149,600	Philadelphia School District GO, TRAN, 3.00%, 06/30/05	149,712

16,800	Sayre Health Care Facilities Authority, VHR Capital Financing Project Series PA-892, Rev., VAR, 2.98%, 06/05/05	16,800

	Sayre Health Care Facilities Authority, VHR Pennsylvania Capital Financing Project
945	Series F, Rev., VAR, AMBAC, 2.98%, 06/01/05	945
11,000	Series M, Rev., VAR, AMBAC, 3.00%, 06/07/05	11,000

	Southcentral General Authority
10,000	Rev., VAR, AMBAC, 3.01%, 06/06/05	10,000
17,000	Series PA-892, Rev., VAR, 3.04%, 06/01/05	17,000

	University of Pittsburgh, Commonwealth System of Higher Education, University Capital Project
7,500	Series B, Rev., VAR, 2.96%, 06/07/05	7,500
7,500	Series B, Rev., VAR, 2.96%, 06/07/05	7,500

3,700	York General Authority, Pooled Financing, Harrisburg Parking Facilities Improvements
	Sub Series 96-C, Rev., VAR, FSA, 2.97%, 06/06/05	3,700
		883,562
Puerto Rico — 0.9%
	Commonwealth of Puerto Rico
74,500	TRAN, 3.00%, 07/29/05	74,646
7,995	Series 838, GO, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/02/05	7,995
3,315	Series PA-625, GO, VAR, AMBAC, LIQ: Merrill Lynch Capital Services, 2.96%, 06/02/05	3,315
1,540	Series PA-931, GO, VAR, 2.97%, 06/07/05	1,540

650	Commonwealth of Puerto Rico, Trust Receipts Series 3, Class F, GO, VAR, MBIA, 2.96%, 06/02/05	650

	Puerto Rico Highway & Transportation Authority
2,695	Series RR-II-R-66, Rev., VAR, MBIA-IBC, LIQ: Citibank N.A., 2.97%, 06/05/05	2,695
18,059	Series 815-D, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.98%, 06/07/05	18,059
600	Series PA-472, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 2.96%, 06/02/05	600

1,330	Puerto Rico Highway & Transportation Authority, Trust Receipts Series B, Class F, Rev., VAR, MBIA, 2.96%, 06/02/05	1,330

13,200	Puerto Rico Infrastructure Financing Authority Series 2, VAR, SO, LIQ: Bank of New York, 2.97%, 06/05/05	13,200

1,200	Puerto Rico Public Buildings Authority Series PT-978, 2.99%, 06/04/05	1,200

1,700	TICS/TOCS Trust, Commonwealth of Puerto Rico Series 2001-2, GO, VAR, FSA, LIQ: Bank of New York, 2.97%, 06/07/05	1,700
		126,930

Rhode Island — 0.5%
9,800	Narragansett Bay Commission, Wastewater System Series A, Rev., VAR, MBIA, 2.95%, 06/07/05	9,800

5,845	Rhode Island Clean Water Finance Agency, PCR Series PT-1535, Rev., VAR, 2.99%, 06/07/05	5,845

3,710	Rhode Island Health & Educational Building Corp. Series PT-2253, Rev., 2.99%, 06/05/05	3,710

8,000	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University Series B, Rev., VAR, 2.92%, 06/06/05	8,000

7,200	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital Rev., VAR, LOC: Fleet National Bank, 2.96%, 06/02/05	7,200

4,425	Rhode Island Health & Educational Building Corp., Moses Brown School Issue Rev., VAR, MBIA, 2.98%, 06/01/05	4,425

14,400	Rhode Island Health & Educational Building Corp., St. George’s School Rev., VAR, LIQ: Fleet National Bank, 2.95%, 06/06/05	14,400

9,000	Rhode Island State & Providence Plantations Series 720, GO, VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.00%, 06/02/05	9,000

5,130	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan Series B, GO, VAR, 2.95%, 06/07/05	5,130

8,360	State of Rhode Island Series PT-1589, COP, VAR, MBIA, 2.99%, 06/07/05	8,360
		75,870
South Carolina — 1.3%
16,335	ABN AMRO Munitops Certificate Trust Series 2004-27, Rev., VAR, FGIC, 3.00%, 06/01/05	16,335

3,000	Cherokee County, IDB, Oshkosh Truck Project Rev., VAR, LOC: Bank of America N.A., 3.08%, 06/03/05	3,000

11,000	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement Series A, Rev., VAR, 2.98%, 06/06/05	11,000

9,975	City of North Charleston, Tax Increment, Noisette Community Redevelopment Project Rev., VAR, 3.03%, 06/01/05	9,975

	Piedmont Municipal Power Agency, Electric
30,100	Series C, Rev., VAR, MBIA, 2.95%, 06/06/05	30,100
15,400	Sub Series B-4, Rev, VAR, FGIC, 3.00%, 06/01/05	15,400
32,825	Sub Series B-5, Rev., VAR, MBIA, 2.95%, 06/03/05	32,825
19,600	Sub Series B-6, Rev., VAR, MBIA, 2.96%, 06/01/05	19,600

1,400	South Carolina Jobs & Economic Development Authority, Concept Packaging Group Project Rev., VAR, LOC: Bank of America N.A., 3.05%, 06/03/05	1,400

2,940	South Carolina Jobs & Economic Development Authority, South Carolina Catholic Diocese Project Rev., VAR, LOC: Bank of America N.A., 3.01%, 06/02/05	2,940

4,600	South Carolina Jobs & Economic Development Authority, Specialty Minerals Project Rev., VAR, LOC: Bank of New York, 3.05%, 06/06/05	4,600

2,450	South Carolina Jobs & Economic Development Authority, Valley Proteins, Inc., Project Rev., VAR, LOC: U.S. Bank N.A., 3.02%, 06/04/05	2,450

11,255	South Carolina Jobs & Economic Development Authority, Medical University Facilities Corp. Project Rev., VAR, LOC: Wachovia Bank N.A., 2.97%, 06/06/05	11,255

5,870	South Carolina Jobs & Economic Development Authority, Thompson Steel Co., Inc. Project Rev., VAR, LOC: Fleet National Bank, 3.00%, 06/06/05	5,870

2,145	South Carolina State Housing Finance & Development Authority, Rent Housing Greenville Series A, Rev., VAR, FHLMC, 2.97%, 06/07/05	2,145

5,265	South Carolina State Public Service Authority Series PT-1525, Rev., VAR, FSA, 2.99%, 06/01/05	5,265

	State of South Carolina
6,000	Series PT-1225, VAR, 2.98%, 06/04/05	6,000
3,030	Series PT-423, 2.99%, 06/07/05	3,030
		183,190

South Dakota — 0.4%
	South Dakota Housing Development Authority, Home Ownership Mortgage
15,000	Series C, AMT, Rev., VAR, 2.97%, 11/01/05	15,000
10,500	Series C-1, Rev., VAR, 2.95%, 06/04/05	10,500
9,890	Series D, Rev., VAR, 2.89%, 06/06/05	9,890
5,000	Series F, Rev., VAR, 3.00%, 06/04/05	5,000
5,000	Series G, Rev., VAR, 2.99%, 06/05/05	5,000
11,000	Series I, Rev., VAR, 2.97%, 06/04/05	11,000

4,620	South Dakota Housing Development Authority, Single Family Housing Series PT-957, Rev., VAR, 3.05%, 06/07/05	4,620
		61,010
Tennessee — 2.2%
	Blount County Public Building Authority, Local Government Public Improvement
2,200	Series A-1-B, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.00%, 06/01/05	2,200
2,100	Series A-1-D, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.00%, 06/01/05	2,100
2,600	Series A-1-E, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.00%, 06/01/05	2,600
2,980	Series A-1-F, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.00%, 06/01/05	2,980
4,200	Series A-2-C, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.00%, 06/01/05	4,200
3,560	Series A-2-F, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.00%, 06/01/05	3,560
3,000	Series A-2-H, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.00%, 06/01/05	3,000
5,400	Series A-8-A, Rev., VAR, AMBAC, 2.98%, 06/07/05	5,400
2,700	Series A-8-B, Rev., VAR, AMBAC, 2.98%, 06/07/05	2,700
5,000	Series D-1, Rev., VAR, AMBAC, 3.00%, 06/01/05	5,000
5,000	Series D-1-E, Rev., VAR, AMBAC, 3.00%, 06/01/05	5,000
4,175	Series D-1-F, Rev., VAR, AMBAC, 3.00%, 06/01/05	4,175

9,945	City of Memphis Series RR-II-6033, GO, VAR, MBIA, LIQ: Citibank N.A., 3.00%, 06/03/05	9,945

300	City of South Pittsburg, IDB, Lodge Manufacturing Co. Project Rev., VAR, LOC: Suntrust Bank, 3.02%, 06/01/05	300

	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund
180	Rev., VAR, LOC: Bank of America N.A., 2.98%, 06/01/05	180
6,810	Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/06/05	6,810

3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project Rev., VAR, LOC: Bank of America N.A., 3.00%, 06/01/05	3,000

12,995	Johnson City Health & Educational Facilities Board Series PT-922, Rev., VAR, 3.03%, 06/02/05	12,995

45,245	Knox County Health Educational & Housing Facilities Board, Volunteer Student Housing Project Rev., VAR, LOC: Wachovia Bank N.A., 2.97%, 06/07/05	45,245

8,100	Loudon IDB, A.E. Staley Manufacturing Co. Project Rev., VAR, FNMA AGMT, LOC: Wachovia Bank of North Carolina, 2.97%, 06/05/05	8,100

2,430	Metropolitan Government Nashville & Davidson County Series PT-1526, Rev., VAR, AMBAC, 2.99%, 06/07/05	2,430

12,300	Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Belmont University Project Rev., VAR, 2.96%, 06/01/05	12,300
	Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Vanderbilt University
7,400	Series A, Rev., VAR, 2.99%, 06/06/05	7,400
14,700	Series B, Rev., VAR, 2.96%, 06/02/05	14,700

21,500	Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Ascension Health Credit Series B-2, Rev., VAR, 2.30%, 11/01/05	21,500

2,500	Metropolitan Government Nashville & Davidson County, IDB, Country Music Hall of Fame Rev., VAR, LOC: Bank of America N.A., 2.98%, 06/07/05	2,500

3,130	Metropolitan Government Nashville & Davidson County, IDB, L&S LLC Project Rev., VAR, LOC: Bank of New York, 3.05%, 06/07/05	3,130

42,805	Montgomery County Public Building Authority, Tennesse County Loan Pool Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/06/05	42,805

4,900	Montgomery County Public Building Authority, Pooled Financing, Montgomery County Loan Pool Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/06/05	4,900

	Sevier County Public Building Authority, Local Government Improvement
7,375	Rev., VAR, 3.00%, 09/01/05	7,375
6,800	Series B-1, Rev., VAR, 3.00%, 06/01/05	6,800
4,075	Series C-3, Rev., VAR, AMBAC, 3.00%, 06/01/05	4,075
3,000	Series C-4, Rev., VAR, AMBAC, 3.00%, 06/01/05	3,000
1,500	Series II-A-1, Rev., VAR, AMBAC, 2.98%, 06/07/05	1,500
2,500	Series II-A-2, Rev., VAR, AMBAC, 2.98%, 06/07/05	2,500
6,000	Series II-C-2, Rev., VAR, AMBAC, 2.98%, 06/01/05	6,000
950	Series II-D-3, Rev., VAR, AMBAC, 2.98%, 06/05/05	950
3,100	Series III-B-3, Rev., VAR, AMBAC, 2.98%, 06/07/05	3,100
7,000	Series III-C-5, Rev., VAR, AMBAC, 2.98%, 06/07/05	7,000
1,600	Series III-D-3, Rev., VAR, AMBAC, 2.98%, 06/06/05	1,600
2,500	Series III-E-3, Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thueringen, 2.98%, 06/01/05	2,500
1,200	Series VI-D-4, Rev., AMBAC, VAR, 3.00%, 06/01/05	1,200

20,000	Shelby County Health Educational & Housing Facilities Board Series PA-1277, Rev., VAR, 3.00%, 06/07/05	20,000

5,155	Shelby County Health, Educational & Housing Facilities Board, Rhodes College Rev., VAR, LOC: Bank of America N.A., 2.98%, 06/06/05	5,155
		313,910
Texas — 12.1%
8,000	ABN AMRO Munitops Certificate Trust Series 2001-26, GO, VAR, 3.00%, 06/01/05	8,000

35,800	Aldine Independent School District, School Buildings GO, VAR, 1.73%, 06/15/05	35,800

9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects Rev., VAR, LIQ: Fannie Mae, 2.97%, 06/06/05	9,100

11,375	Bexar County Housing Finance Authority, Multi-Family Housing, Fountainhead Apartments Rev., VAR, 2.95%, 06/03/05	11,375

2,600	Bowie County IDA, IDR, Texarkana Newspapers, Inc. Rev., VAR, LOC: Bank of New York, 3.00%, 06/01/05	2,600

6,570	Brazos River Authority Series PT-679, Rev., VAR, MBIA, 2.99%, 06/07/05	6,570

	Brazos River Authority, PCR
11,700	Series D-1, Rev., VAR, LOC: Wachovia Bank N.A., 3.01%, 06/06/05	11,700
23,400	Series D-2, Rev., VAR, LOC: Wachovia Bank N.A., 3.01%, 06/06/05	23,400

4,200	Brazos River Habor Navigation District, Brazoria County Environmental, Merey Sweeny LP Project Series A, Rev., VAR, LOC: Bank of America N.A., 3.04%, 06/01/05	4,200

	City of Brownsville, Utility Systems, Sub Lien
15,000	Series B, Rev., VAR, MBIA, 2.05%, 08/03/05	15,000
2,495	Series B, Rev., VAR, MBIA, 2.95%, 06/06/05	2,495

	City of Dallas, Water & Sewer
21,858	2.80%, 06/30/05	21,858
8,475	2.90%, 06/15/05	8,475

13,295	City of El Paso, Water & Sewer Systems
	Series PT-2676, Rev., VAR, 2.99%, 09/01/05	13,295

	City of Houston
15,085	Rev., VAR, 2.99%, 06/01/05	15,085
9,670	Series 29, GO, VAR, MBIA, LIQ: BNP Paribas, 2.99%, 06/06/05	9,670
4,335	Series PT-781, GO, VAR, FSA, 2.99%, 06/06/05	4,335
17,075	COP, Series 523, VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.00%, 06/02/05	17,075

17,500	City of Houston, Airport Systems Series SG-149, Rev., VAR, FSA, LIQ: Societe Generale, 3.01%, 06/05/05	17,500

12,035	City of Richardson, Refinancing & Improvement GO, VAR, 1.70%, 06/15/05	12,035

	City of San Antonio, Electric & Gas
10,640	Series PT-1498, Rev., VAR, 3.00%, 06/04/05	10,640
11,190	Series SG-101, 2.99%, 06/07/05 (p)	11,190
9,540	Series SG-105, 2.99%, 06/05/05 (p)	9,540

18,800	City of San Antonio, Electric & Gas, Junior Lien
	Rev., VAR, 2.20%, 06/01/05	18,800
	Rev., VAR, 3.06%, 06/06/05	11,000

10,315	City of San Antonio, Electric & Gas, Municipal Securities Trust Receipts Series SGA-48, Rev., VAR, 3.00%, 06/04/05 (e)	10,315

	City of San Antonio, Water, Municipal Securities Trust Receipts
10,430	Series SGA-41, Rev., VAR, MBIA, 3.00%, 06/06/05	10,430
5,000	Series SGA-42, Rev., VAR, MBIA, 3.00%, 06/06/05	5,000

6,435	City of San Antonio, Water Series SG-159, Rev., VAR, FSA, 2.99%, 06/03/05	6,435

8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bend Apartments Project Rev., VAR, LIQ: Fannie Mae, 2.95%, 06/02/05	8,719

20,605	Crawford Education Facilities Corp., Higher Education, Southwestern University Project Series B, Rev., VAR, 2.92%, 06/06/05	20,605

5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Flight Safety Project Rev., VAR, 3.00%, 06/03/05	5,000

200	Dallas-Fort Worth Regional Airport, Municipal Securities Trust Receipts Series SGA-49, VAR, MBIA, 3.02%, 06/01/05	200

7,000	Eagle Tax Exempt Trust, Weekly Option Mode, Salt River Project VAR, 3.00%, 06/06/05	7,000

5,000	Greater East Texas Higher Education Authority Series B, Rev., VAR, LOC: State Street Bank & Trust Co., 3.01%, 06/07/05	5,000

	Greater Texas Student Loan Corp.
14,350	Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 3.01%, 06/04/05	14,350
25,000	Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 3.01%, 06/07/05	25,000

5,000	Harlandale Independent School District, Municiple Securities Trust Receipts Series SGA-100, GO, VAR, PSF, LIQ: Societe Generale, 3.00%, 06/03/05	5,000

2,905	Harris County Series RR-II-R-1029, Rev., VAR, FSA, LIQ: Salomon Smith Barney, 3.00%, 06/03/05	2,905

9,695	Harris County Health Facilities Development Authority Series PT-2350, Rev., VAR, 2.98%, 06/04/05	9,695

300	Harris County, Industrial Development Corp., PCR, Exxon Project Rev., VAR, 2.94%, 06/01/05	300

6,000	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project Series A, Rev., VAR, LOC: Suntrust Bank N.A., 2.96%, 06/04/05	6,000

29,245	Houston Higher Education Finance Corp. Series SG-139, Rev., VAR, 2.99%, 06/01/05	29,245

650	Houston Housing Finance Corp., Single Family Mortgage Series PT-1, Rev., VAR, FSA, 2.99%, 06/02/05	650

55,000	Houston Independent School District, School House GO, VAR, 1.62%, 06/15/05	54,999

11,270	Hurst-Euless-Bedford Independent School District Series SG-98, GO, VAR, LIQ: Societe Generale, 2.99%, 06/03/05	11,270

78,900	Katy, Independent School District, CSH Building Series C, GO, VAR, 2.98%, 06/01/05	78,900

6,500	Keller Independent School District, Municipal Securities Trust Receipts Series SGA-111, GO, VAR, LIQ: Societe Generale, 3.00%, 06/01/05	6,500

21,500	Lamar Consolidated Independent School District, School House GO, VAR, 1.75%, 12/15/05	21,500

5,790	Leander Independent School District Series RR-II-R-2143, GO, VAR, LIQ: Citigroup Global Markets, 3.00%, 06/07/05	5,790

	Lower Colorado River Authority
19,425	Series PA-590, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 2.99%, 06/06/05	19,425
3,615	Series PT-1523, Rev., VAR, MBIA, 2.99%, 06/02/05	3,615
16,310	Series PT-2270, Rev., VAR, 2.99%, 06/06/05	16,310

1,900	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, ExxonMobil Project Series A-2, Rev., VAR, 2.87%, 06/01/05	1,900

600	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series B-2, Rev., VAR, 2.94%, 06/01/05	600

3,400	Lower Neches Valley Authority Industrial Development Corp., Onyx Environmental Services Rev., VAR, AMT, LOC: Fleet National Bank, 3.00%, 06/06/05	3,400

5,455	Mansfield Independent School District, Municipal Securities Trust Receipts Series SGA-129, GO, VAR, LIQ: Societe Generale, 3.00%, 06/02/05	5,455

5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts Series SGA-105, GO, VAR, LIQ: Societe Generale, 3.00%, 06/03/05	5,290

17,050	New Caney Independent School District Series SG-142, GO, VAR, LIQ: Societe Generale, 2.99%, 06/02/05	17,050

7,850	North Central Texas Health Facility Development Corp. Series PT-1411, Rev., VAR, AMBAC, 2.99%, 06/02/05	7,850

20,000	North East Independent School District, Floater Certificates Series SG-143, GO, REV, PSF, LIQ: Societe Generale, 2.99%, 06/02/05	20,000

	North Texas Higher Education Authority
10,100	Rev., VAR, FNMA AGMT, 3.00%, 06/07/05	10,100
13,000	Series A, Rev., VAR, AMBAC, 3.00%, 06/01/05	13,000
10,000	Series A, Rev., VAR, LOC: Lloyds Tsb Bank plc, 3.00%, 06/07/05	10,000

3,300	Panhandle-Plains Higher Education Authority, Inc., Student Loans Series B, Rev., VAR, MBIA, 2.99%, 06/06/05	3,300

19,300	Pasadena Independent School District Series A, GO, VAR, 2.98%, 06/02/05	19,300

11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts Series SGA-101, GO, VAR, LIQ: Societe Generale, 3.00%, 06/03/05	11,735

7,545	San Angelo Independent School District GO, VAR, 2.96%, 06/02/05	7,545

9,000	Schertz-Seguin Local Government Corp., Texas Contract Series SG-151, Rev., VAR, FSA, LIQ: Societe Generale, 2.95%, 06/01/05	9,000

6,230	Southeast Texas Housing Finance Corp., Single Family Mortgage Series 938, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.06%, 06/02/05	6,230

	State of Texas
136,475	Series L60-J, Regulation D, VAR, LIQ: Lehman Liquidity Co, 3.22%, 08/31/05	136,475
9,970	Series SG-152, GO, VAR, LIQ: Societe Generale, 2.95%, 06/01/05	9,970
382,520	TRAN, 3.00%, 08/31/05	383,746

	State of Texas, Veteran’s Housing Assistance Fund I
5,310	GO, VAR, 2.94%, 06/01/05	5,310
3,910	Series A-1, GO, VAR, LIQ: Texas State Treasurer, 3.08%, 06/07/05	3,910

13,000	State of Texas, Veterans Housing Assistance Fund II Series A-2, GO, VAR, LIQ: Texas Public Accounts, 2.99%, 06/03/05	13,000

2,425	Tarrant County Housing Finance Corp. Series PT-2044, Rev, 3.09%, 06/05/05	2,425

7,875	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project Rev., VAR, 2.98%, 06/06/05	7,875

10,250	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Rev., VAR, LIQ: Freddie Mac, 3.02%, 06/06/05	10,250

5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments Series A, Rev., VAR, LIQ: Fannie Mae, 3.02%, 06/05/05	5,000

44,000	Texas Department of Housing & Community Affairs, Single Family Mortgage Series B, Rev., VAR, FSA, 3.00%, 06/01/05	44,000

12,900	Texas Municipal Gas Corp Senior Lien, Rev., VAR, 2.97%, 06/06/05	12,900

	Texas Municipal Power Agency
25,000	Rev., VAR, 2.35%, 06/03/05	25,000
15,000	Rev., VAR, 2.37%, 06/06/05	15,000
22,000	Rev., VAR, 2.95%, 06/10/05	22,000

20,000	Texas Municipal Power Agency Series L-36-J, Regulation D, Rev., VAR, FGIC, LIQ: Lehman Liquidity Co, 3.07%, 06/01/05	20,000

	Texas Public Finance Authority
70,000	2.00%, 06/01/05	70,000
28,700	2.35%, 06/02/05	28,700

1,090	Texas State Department of Housing & Community Affairs, Multi-Family Housing,Timber Point Apartments Series A-1, Rev., VAR, FHLMC, LIQ: Freddie Mac, 3.04%, 06/06/05	1,090

3,420	Texas State Turnpike Authority, Central Texas Turnpike Authority, First Tier Series B, Rev., VAR, AMBAC, 2.94%, 06/07/05	3,420

7,325	Texas State Turnpike Authority, Dallas North Thruway Series SG-70, 2.99%, 06/01/05	7,325

5,570	Trinity River Authority Series RR-II-R-2006, Rev., VAR, MBIA, LIQ: Salomon Smith Barney, 1.70%, 06/03/05	5,570

	University of Texas
5,275	Series 2003-19, Rev., VAR, LIQ: BNP Paribas, 2.98%, 06/05/05	5,275
9,055	Series PA-1194, Rev., VAR, 2.98%, 06/05/05	9,055
22,000	Rev., VAR, 2.00%, 06/06/05	22,000
24,537	Rev., VAR, 2.35%, 06/07/05	24,537

6,000	West Harris County Regional Water Authority, Municipal Securities Trust Receipts Series SGA-148, Rev., VAR, MBIA, LIQ: Societe Generale, 3.00%, 06/07/05 (e)	6,000

3,600	West Side Calhoun Country Naval District, Sewer & Solid Waste Disposal, BP Chemicals, Inc. Project Rev., VAR, 3.04%, 06/01/05	3,600
		1,756,084
Utah — 1.7%
20,000	Central Utah Water Conservancy District Series B, GO, VAR, AMBAC, 2.97%, 06/01/05	20,000

	Intermountain Power Agency, Power Supply
13,030	Series E, Rev., VAR, AMBAC, 2.02%, 06/01/05	13,030
7,400	Series F, Rev., VAR, AMBAC, 2.02%, 06/01/05	7,400
22,975	Series L-42-J, Regulation D, Rev., VAR, MBIA, LIQ: Lehman Liquidity Co., 3.07%, 06/02/05	22,975

5,250	Salt Lake City Municipal Building Authority Series PT-1744, Rev., VAR, AMBAC, 2.99%, 06/07/05	5,250

4,000	Salt Lake City, Rowland Hall St. Marks School Project Rev., VAR, LOC: BNP Paribas, 2.96%, 06/01/05	4,000

7,645	Salt Lake County Series PT-420, GO, VAR, LIQ: Merrill Lynch Capital Services, 2.99%, 06/03/05	7,645

28,560	University of Utah Series N-15, Regulation D, Rev., VAR, MBIA, 3.12%, 06/02/05	28,560

10,000	Utah County, Utah Hospital, IHC Health Services, Inc. Series C, Rev., VAR, 2.97%, 06/06/05	10,000

	Utah Housing Corp., Single Family Mortgage
1,570	Series B, Class I, Rev., VAR, 3.08%, 06/06/05	1,570
12,500	Series E, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.08%, 06/04/05	12,500

6,995	Series E-1, Class I, Rev., VAR, 3.08%, 06/01/05	6,995
12,300	Series E-2, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.08%, 06/04/05	12,300
9,485	Series F, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.08%, 06/02/05	9,485

	Utah Housing Finance Agency, Single Family Mortgage
6,510	Series D-1, Rev., VAR, 3.08%, 06/06/05	6,510
4,105	Series E-1, Rev., VAR, LIQ: Bayerische Landesbank, 3.08%, 06/06/05	4,105
4,935	Series F-2, Class I, Rev., VAR, 3.08%, 06/06/05	4,935
4,900	Series W, Rev., VAR, AMBAC, 3.08%, 06/07/05	4,900

	Utah State Board of Regents, Student Loan
13,700	Series C, Rev., VAR, 3.00%, 06/02/05	13,700
20,000	Series W, Rev., VAR, AMBAC, 3.00%, 06/05/05	20,000

35,000	Utah State Board of Regents, Weekly Series W, Rev., VAR, AMBAC, 3.00%, 06/01/05	35,000
		250,860
Vermont — 0.2%
	Vermont Educational & Health Buildings Financing Agency, Hospital, VHA New England
5,900	Series D, Rev., VAR, AMBAC, 2.98%, 06/01/05	5,900
8,300	Series G, Rev., VAR, AMBAC, 3.00%, 06/06/05	8,300

10,700	Vermont Housing Finance Agency, Single Family Housing Series 21-A, Rev., VAR, 3.05%, 06/05/05	10,700

5,000	Vermont Student Assistance Corp., Student Loans Rev., VAR, LOC: State Street Bank & Trust Co, 2.65%, 06/04/05	5,000
		29,900
Virginia — 0.6%
8,000	Chesapeake Hospital Authority, Hospital Facilities, Chesapeake General Hospital Series A, Rev., VAR, LOC: Suntrust Bank, 2.97%, 06/01/05	8,000

8,805	City of Alexandria, IDA, Pooled Loan Program Series A, Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/05/05	8,805

8,000	James City & County IDA, Multi-Family Housing, Chambrel Project Rev., VAR, FNMA, LIQ: Fannie Mae, 2.97%, 06/05/05	8,000

	King George County IDA, Birchwood Power Partners Project
2,800	Series A, Rev., VAR, LOC: Credit Suisse First Boston, 3.12%, 06/01/05	2,800
5,400	Rev., VAR, AMT, LOC: Credit Suisse First Boston, 3.12%, 06/01/05	5,400

1,000	Loudoun County IDA, Howard Hughes Medical Series E, Rev., VAR, 2.92%, 06/01/05	1,000

	Virginia Commonwealth Transportation Board
5,765	Series 727, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.00%, 06/02/05	5,765
23,590	Series SG-137, Rev., VAR, LIQ: Societe Generale, 2.98%, 06/01/05	23,590
17,300	Virginia Housing Development Authority Sub Series A-1, Rev., VAR, GO, 2.50%, 04/01/31	17,300

4,960	Virginia Public School Authority Series RR-II-R-4050, Rev.,VAR, LIQ: Citigroup Global Markets, 3.00%, 06/05/05	4,960

5,415	Virginia Resources Authority, Infrastructure Series RR-II-R-249, Rev.,VAR, LIQ: Citibank N.A., 3.00%, 06/04/05	5,415
		91,035
Washington — 2.3%
5,000	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Series ROCS-RR-II-R-7004, Rev., VAR, LIQ: Citibank N.A., 3.00%, 06/05/05	5,000

7,260	Central Washington University Series PT-2251, Rev., VAR, FGIC, 2.99%, 06/06/05	7,260

	City of Seattle
5,000	Series D, GO, VAR, 1.65%, 01/15/06	5,000
6,190	Series PT-2171, Rev., VAR, FGIC, 3.04%, 06/03/05	6,190
4,430	Series PT-728, Rev., VAR, FGIC, 3.04%, 06/07/05	4,430

4,000	City of Seattle, Municipal Securities Trust Receipts Series SGA-142, GO, VAR, LIQ: Societe Generale, 3.00%, 06/06/05	4,000

11,865	City of Seattle, Municipal Light & Power Series PT-1421, Rev., VAR, FSA, 2.99%, 06/05/05	11,865

8,900	City of Seattle, Water Systems Rev., VAR, LOC: Bayerische Landesbank, 2.84%, 06/06/05	8,900

11,000	City of Tacoma Rev., VAR, 2.06%, 06/02/05	11,000

	City of Tacoma, Electric Systems
11,260	Series PT-1404, Rev., VAR, AMBAC, 2.99%, 06/06/05	11,260
10,520	Series PT-2244, Rev., VAR, FGIC, 2.99%, 06/04/05	10,520

1,500	Clark County Public Utility District No. 1, Municipal Securities Trust Receipts Series SGA-118, Rev., VAR, FSA, LIQ: Societe Generale, 3.00%, 06/01/05	1,500

6,995	Energy Northwest, Electric Series PT-734, Rev., VAR, MBIA, 2.99%, 06/07/05	6,995

	King County
11,100	Series PT-2170, GO, VAR, AMBAC, 2.99%, 06/01/05	11,100
5,310	Series RR-II-R-1028, GO, VAR, FSA LIQ: Salomon Smith Barney, 3.00%, 06/05/05	5,310

8,680	King County, Sewer Series 2003-30, Rev., VAR, FSA, LIQ: BNP Paribas, 2.99%, 06/02/05	8,680

21,000	Metropolitan Washington Airports Authority 2.95%, 06/13/05	21,000

2,500	Port Bellingham Industrial Development Corp., Environmental Facilities, Atlantic Richfield Project Rev., VAR, 3.04%, 06/01/05	2,500

1,045	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project Series B, Rev., VAR, LOC: U.S. Bank of Washington, 3.02%, 06/01/05	1,045

9,910	Skagit County Public Hospital District No. 1 Series RR-II-R-2126, GO, VAR, MBIA, LIQ: Citigroup Global Markets, 3.00%, 06/01/05	9,910

6,120	Skagit County Public Hospital District No. 2 Series PT-2410, GO, VAR, MBIA, 2.99%, 06/01/05	6,120

13,000	Snohomish County Public Hospital District No. 2, Stevens Healthcare GO, VAR, LOC: Bank of America, 2.98%, 06/01/05	13,000

	Snohomish County Public Utility District No 1., Generation Systems
32,560	Rev., VAR, MBIA, 2.94%, 06/04/05	32,560
16,600	Series A, Rev., VAR, FSA, 2.95%, 06/03/05	16,600

8,500	Snohomish County Public Utility District No.1, Municipal Securities Trust Receipts Series SGA-124, Rev.,VAR, FSA, LIQ: Societe Generale, 3.00%, 06/01/05	8,500

	State of Washington
8,000	Series 2003-27, GO, VAR, LIQ: BNP Paribas, 2.99%, 06/02/05	8,000
15,400	Series VR-96-A, GO, VAR, LOC: Landesbank Hessen, 2.85%, 06/01/05	15,400

18,030	Washington Public Power Supply System, Nuclear Project No. 2 Series 31, Rev., VAR, LIQ: BNP Paribas, 2.99%, 06/02/05	18,030

15,020	Washington State Higher Education Facilities Authority, Seattle Pacific University Project Series A, Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/06/05	15,020

2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project Series A, Rev., VAR, LOC: Wells Fargo Bank N.A, 3.04%, 06/01/05	2,545

1,010	Washington State Housing Finance Commission, Non-Profit Housing, Golden Sands Project Rev., VAR, LOC: U.S. Bank N.A., 2.91%, 06/01/05	1,010

1,925	Washington State Housing Finance Commission, Non-Profit Housing, Rockwood Retirement Communities Project Rev., VAR, LOC: Wells Fargo Bank N.A., 2.98%, 06/01/05	1,925

300	Washington State Housing Finance Commission, Non-Profit Housing, Rockwood Retirement Program Project Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 2.98%, 06/01/05	300

2,390	Washington State Housing Finance Commission, Non-Profit Housing, YMCA Snohomish County Project Rev., VAR, LOC: U.S. Bank N.A., 2.91%, 06/01/05	2,390

2,860	Washington State Housing Finance Commission, Spokane Community College Foundation Series A, Rev., VAR, LOC: Bank of America N.A., 2.96%, 06/03/05	2,860

	Washington State Public Power Supply System, Project No. 2 Electric
13,985	Series 2A-1, Rev., VAR, MBIA, 2.94%, 06/01/05	13,985
6,080	Series 2A-2, Rev., VAR, MBIA, 2.94%, 06/02/05	6,080

14,640	Washington State Public Power Supply System, Project No. 3 Electric Series 3A, Rev., VAR, MBIA, 2.96%, 06/01/05	14,640
		332,430
West Virginia — 0.4%
3,000	Municipal Securities Trust Certificates Series 9026, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.00%, 06/06/05	3,000

3,585	West Virginia Economic Development Authority, IDR, Gemark Services, West VA/M & M Rev., VAR, LOC: Bank of New York, 3.05%, 06/01/05	3,585

5,765	West Virginia State Building Commission Series PA-520, 3.00%, 06/02/05	5,765

	West Virginia State Hospial Finance Authority, VHA Mid-Atlantic
4,000	Series C, Rev., VAR, AMBAC, 2.98%, 06/04/05	4,000
5,700	Series D, Rev., VAR, AMBAC, 2.98%, 06/07/05	5,700
5,000	Series E, Rev., VAR, AMBAC, 2.98%, 06/07/05	5,000
9,200	Series G, Rev., VAR, AMBAC, 3.00%, 06/07/05	9,200
7,100	Series H, Rev., VAR, AMBAC, 3.00%, 06/02/05	7,100

9,770	West Virginia State Parkways Economic Development & Tourism Authority Rev., VAR, FGIC, 2.94%, 06/01/05	9,770
		53,120
Wisconsin — 1.2%
	Dane County
6,975	Series RR-II-R-2003, GO, VAR, LIQ: Salomon Smith Barney, 1.70%, 06/01/05	6,975
5,805	Series RR-II-R-4504, GO, VAR, LIQ: Citigroup Global Markets, 3.00%, 06/07/05	5,805

1,230	Eagle Tax Exempt Trust, Weekly Options Mode Series 1994-4904, VAR, 3.04%, 06/06/05	1,230
	Wisconsin Housing & Economic Development Authority
3,860	Series D, Rev., VAR, MBIA, LIQ: Federal Home Loan Bank, 2.97%, 06/06/05	3,860
3,445	Series E, Rev., VAR, MBIA, LIQ: Federal Home Loan Bank, 2.97%, 06/06/05	3,445
5,310	Series F, Rev., VAR, MBIA, LIQ: Federal Home Loan Bank, 2.97%, 06/06/05	5,310
4,215	Series G, Rev., VAR, MBIA, LIQ: Federal Home Loan Bank, 2.97%, 06/06/05	4,215
18,375	Series H, Rev., VAR, MBIA, LIQ: Federal Home Loan Bank, 2.97%, 06/06/05	18,375
5,225	Series I, Rev., VAR, MBIA, LIQ: Federal Home Loan Bank, 2.89%, 06/07/05	5,225
45,000	Rev., VAR, 2.98%, 09/01/05	45,000
18,000	Rev., VAR, 3.00%, 06/07/05	18,000

	Wisconsin Housing & Economic Development Authority, Home Ownership
8,035	Series A, Rev., VAR, 3.00%, 06/01/05	8,035
4,000	Series A, Rev., VAR, 2.98%, 06/06/05	4,000
7,065	Series C, Rev., VAR, 2.98%, 06/06/05	7,065
9,955	Series E, Rev., VAR, 3.00%, 06/05/05	9,955

3,405	Wisconsin Housing & Economic Development Authority, Housing Series E, Rev., VAR, FSA, 2.97%, 06/04/05	3,405

10,000	Wisconsin State Health & Educational Facilities Authority, Froedtert & Community Healthcare Series B, Rev., VAR, 3.01%, 06/01/05	10,000

10,300	Wisconsin State Health & Educational Facilities Authority, University of Wisconsin Medical Foundation Rev., VAR, LOC: Lasalle Bank N.A., 2.94%, 06/01/05	10,300
		170,200
Wyoming — 0.9%
30,000	Campbell County, IDR, Two Elk Power Generation Station Project
	Rev., VAR, 2.40%, 05/03/06	30,000
	Rev., VAR, 2.90%, 11/01/05	15,000

25,000	State of Wyoming, Education Fund Rev., TRAN, 3.00%, 06/24/05	25,016

	Uinta County, PCR, Chevron USA, Inc., Project
800	Rev., VAR, 2.97%, 06/01/05	800
1,350	Rev., VAR, 2.97%, 06/01/05	1,350

	Wyoming Community Development Authority, Housing
3,900	Series 3, Rev., VAR, 2.98%, 06/07/05	3,900
5,000	Series 4, AMT, Rev., VAR, 2.98%, 06/06/05	5,000
7,900	Series 7, Rev., VAR, 2.98%, 06/03/05	7,900
5,000	Series 8, AMT, Rev., VAR, 2.98%, 06/02/05	5,000
11,610	Series PT-195, Rev., 1.62%, 06/01/05	11,610

	Wyoming Community Development Authority, Single Family Mortgage
14,900	Series A, Rev., VAR, 2.94%, 06/02/05	14,900
7,245	Series A, Rev., VAR, LIQ: Westdeutsche Landesbank, 2.94%, 06/01/05	7,245
		127,721
	Total Municipal Bonds
	(Amortized Cost $13,615,192)	13,615,192
Total Investments — 100.1%
(Amortized Cost $14,486,744)		14,486,744
Other Liabilities in Excess of Assets — (0.1)%		(14,391)
Net Assets — 100.0%		$14,472,353

Abbrevations:

ACA	Insured by American Capital Access
ACES	Auction Rate Securities
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
BIG	Bond Investment Guarantee
BNY	Bank of New York
CONS	Consolidated Bonds
COMWLTH	Commonwealth
COP	Certificates of Participation
EAGLE	Earnings of accrual generated on local tax-exempt securities.
EDR	Economic Development Revenue
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferrable Custodial Receipts
FHA	Federal Housing Authority
FNMA AGMT	FNMA Agreement
FNMA COLL	FNMA Collateral
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GAN	Grant Anticipation Note
GNMA COLL	GNMA Collateral
GO	General Obligation Bond
GTD	Guaranty
GTD Student Loans	Guaranteed Student Loans
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SCH BD GTY	School Bond Guarantee
SCH BD RES FD	School Bond Reserve Fund
SCSDE	South Carolina School District Enhancement
SD CRED PROG	School District Credit Program
SO	Special Obligation
TAW	Tax Anticipation Warrants
TRAN	Tax & Revenue Anticipation Note
VA	Veterans Administration
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
July 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
July 18, 2005

By:	/s/ Suzanne Cioffi
Suzanne Cioffi
Principal Financial Officer
July 18, 2005